     As filed with the Securities and Exchange Commission on April 8, 2015


                                       Registration Numbers 333-152194/811-21262
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 7
                                    AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 176



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                                 ------------

                         METLIFE INSURANCE COMPANY USA

                                  (Depositor)



             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (212) 578-9500



                                 ------------

                              ERIC T. STEIGERWALT
                         METLIFE INSURANCE COMPANY USA
             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277

                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:


                             Diane E. Ambler, Esq.

                                 K&L Gates LLP

                              1601 K Street, N.W.

                             Washington, D.C. 20006


                 Approximate Date of Proposed Public Offering:

              On May 1, 2015 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             GOLD TRACK PROSPECTUS
This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company USA (the "Company", "Our", "Us" or "We"). The Contract was available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Dynamic Capital Appreciation Portfolio -- Service Class 2 Equity-Income Portfolio -- Initial Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
     Global Research Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     American Funds(R) Balanced Allocation Portfolio -- Class C American Funds(R) Growth Allocation Portfolio -- Class C American Funds(R) Moderate Allocation Portfolio -- Class C BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Loomis Sayles Global Markets Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     Barclays Aggregate Bond Index Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Money Market Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     MSCI EAFE(R) Index Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     Russell 2000(R) Index Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2015.

We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED: MAY 1, 2015

                               TABLE OF CONTENTS






                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   14
  Other Plan Terminations.....................................   14
The Annuity Contract..........................................   14
  Contract Owner Inquiries....................................   15
  Allocated Contracts.........................................   15
  Unallocated Contracts.......................................   15
  Purchase Payments...........................................   15
  Purchase Payments ---- Section 403(b) Plans.................   16
  Accumulation Units..........................................   16
  Valuation of Assets.........................................   16
  The Funding Options.........................................   17
  Underlying Funds Which Are Fund of Funds....................   22
Charges and Deductions........................................   23
  General.....................................................   23
  Surrender Charge............................................   24
  Free Withdrawal Allowance...................................   25
  Mortality and Expense Risk Charge...........................   25
  Funding Option Expenses.....................................   25
  Variable Liquidity Benefit Charge...........................   25
  Administrative Charge.......................................   25
  TPA Administrative Charges..................................   26
  Premium Tax.................................................   26
  Income Taxes................................................   26
  Changes in Taxes Based upon Premium or Value................   26
  Account Reduction Loan Fees.................................   27
Transfers.....................................................   27
  Restrictions on Transfers...................................   27
  Dollar Cost Averaging.......................................   29
Access to Your Money..........................................   30
  Systematic Withdrawals......................................   30
  Account Reduction Loans.....................................   30
Ownership Provisions..........................................   31
  Types of Ownership..........................................   31
  Contract Owner..............................................   31
  Beneficiary.................................................   31
  Annuitant...................................................   31
  Abandoned Property Requirements.............................   31
Death Benefit.................................................   31
  Death Benefit Proceeds Prior to the Maturity Date...........   32
  Payment of Proceeds.........................................   32
  Death Proceeds after the Maturity Date......................   33
  Total Control Account.......................................   33


                                                               PAGE
                                                               -----
The Annuity Period............................................   34
  Maturity Date...............................................   34
  Variable Annuity............................................   34
  Fixed Annuity...............................................   34
  Election of Options.........................................   35
  Retired Life Certificate....................................   35
  Allocation of Cash Value During the Annuity Period..........   35
  Annuity Options.............................................   35
  Variable Liquidity Benefit..................................   36
Miscellaneous Contract Provisions.............................   37
  Right to Return.............................................   37
  Termination of Allocated Contracts..........................   37
  Contract Exchanges..........................................   38
  Contract Value..............................................   38
  Suspension of Payments......................................   39
  Misstatement................................................   39
  Funding Options.............................................   39
  Cybersecurity Risks.........................................   39
The Separate Account..........................................   40
  Performance Information.....................................   40
Federal Tax Considerations....................................   41
  Qualified Annuity Contracts.................................   41
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b).........................................   44
Other Information.............................................   46
  The Insurance Company.......................................   46
  Financial Statements........................................   46
  Distribution of the Contracts...............................   46
  Conformity with State and Federal Laws......................   49
  Voting Rights...............................................   49
  Contract Modification.......................................   49
  Postponement of Payment (the "Emergency
    Procedure")...............................................   49
  Restrictions on Financial Transactions......................   49
  Legal Proceedings...........................................   50
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal And Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company USA.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               GOLD TRACK ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company USA is intended for retirement savings or other long-term investment purposes.


The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


                                                 YEARS SINCE
    CONTINGENT DEFERRED SALES CHARGE        PURCHASE PAYMENT MADE     PERCENTAGE
----------------------------------------   -----------------------   -----------
  As a percentage of Purchase Payments              0-5                  5%
                                                     6+                  0%

                                       OR


             SURRENDER CHARGE                CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00
------------
(1)   Loans will be charged an initial set-up fee of $75.00.


VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts only)



ADMINISTRATIVE CHARGES
SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated     $15
Contracts only)

                                    AND / OR


FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(3)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                          1.30%

(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund, Inc.; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in Oppenheimer Global Equity Portfolio- Class A of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.61%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund.................    0.52%     0.25%            0.03%
 American Funds Growth Fund........................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund.................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................    0.55%     0.25%            0.17%
 Equity-Income Portfolio -- Initial Class..........    0.45%     --             0.09%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund.................   --             0.80%           --          0.80%
 American Funds Growth Fund........................   --             0.60%           --          0.60%
 American Funds Growth-Income Fund.................   --             0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........   --             0.88%           --          0.88%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................   --             0.97%           --          0.97%
 Equity-Income Portfolio -- Initial Class.......... 0.06%            0.60%           --          0.60%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 High Income Portfolio -- Initial Class+........    0.56%       --           0.12%
 Mid Cap Portfolio -- Service Class 2...........    0.55%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........    1.24%     0.25%          0.12%
 Templeton Foreign VIP Fund.....................    0.74%     0.25%          0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%          0.04%
 Global Research Portfolio......................    0.56%     0.25%          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --           0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --           0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --           0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --           0.20%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..........................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A......    0.60%       --           0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+......................................    0.55%       --           0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................    0.55%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --           0.05%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................    0.70%       --           0.08%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --           0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%          0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................    0.86%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.69%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................    0.64%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................    0.66%       --           0.08%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 High Income Portfolio -- Initial Class+........   --             0.68%       --              0.68%
 Mid Cap Portfolio -- Service Class 2...........   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........   --             1.61%       --              1.61%
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.93%       --              0.93%
 Global Research Portfolio......................   --             0.86%       --              0.86%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.65%     0.11%             0.54%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --              1.02%
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A+......................................   --             0.57%     0.01%             0.56%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................   --             0.82%     0.01%             0.81%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 Loomis Sayles Global Markets Portfolio --
  Class A.......................................   --             0.78%       --              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................   --             1.01%     0.02%             0.99%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................   --             0.94%     0.01%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class A.......................................   --             0.74%     0.06%             0.68%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B...........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A.................    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A..........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E..........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class E..........................................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A..............    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.47%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................    0.65%       --           0.29%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B...........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A.................   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A..........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E..........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.00%             0.28%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.06%             0.65%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................   --             0.90%     0.03%             0.87%
 BlackRock Money Market Portfolio --
  Class E..........................................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.08%             0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%             0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.00%             0.83%
 Russell 2000(R) Index Portfolio -- Class A........ 0.05%            0.37%     0.01%             0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.73%     0.11%             0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................   --             0.94%     0.05%             0.89%

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the

Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $810    $1,397    $2,055     $3,355     $310      $947    $1,605    $3,355
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  994    $1,382     $2,000     $177      $544    $  932    $2,000



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $810    $1,307    $1,875     $3,355     $310      $947    $1,605    $3,355
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  904    $1,202     $2,000     $177      $544    $  932    $2,000

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract.) The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan


PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments.

These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             UNDERLYING FUND                        INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation              Seeks capital appreciation.             Fidelity Management & Research
 Portfolio -- Service Class 2                                                     Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial        Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                    will also consider the potential for    Company
                                          capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
High Income Portfolio -- Initial        Seeks a high level of current income,   Fidelity Management & Research
 Class+                                 while also considering growth of        Company
                                        capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio               Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                              Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain an average          Management Company; Western
                                        duration within 30% of the average      Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
American Funds(R) Balanced              Seeks a balance between a high level    MetLife Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                MetLife Advisers, LLC
 Portfolio -- Class C

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
American Funds(R) Moderate             Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A+                                                           Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return        MetLife Advisers, LLC
 Portfolio -- Class A                  through a combination of capital          Subadviser: Loomis, Sayles &
                                       appreciation and income.                  Company, L.P.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index           Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio -- Class A                   Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                  Management, LLC
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class E                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
Jennison Growth Portfolio -- Class A    Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio --            Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio --         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Asset Allocation 20 Portfolio

MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invest. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred surrender charge is 5% for five years from the date You make a Purchase Payment. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employer Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.


FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

Please refer to " The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Fidelity(R) High Income Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, Janus Aspen Series Global Research Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Core Plus VIT Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and MetLife Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.


DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
     (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)


Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined when We receive Due Proof of Death and instruction for payment in Good Order.


                            NON-QUALIFIED CONTRACTS


                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                            PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                   UNLESS...                 APPLY*
 OWNER (WHO IS NOT THE       The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 ANNUITANT)                  none, to the Contract          continue the Contract rather
                             Owner's estate.                than receive the distribution.
 OWNER (WHO IS THE           The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 ANNUITANT)                  none, to the Contract          continue the Contract rather
                             Owner's estate.                than receive the distribution.
 ANNUITANT (WHO IS NOT THE   The Beneficiary (ies), or if   Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)             none, to the Contract          continue the Contract rather
                             Owner.                         than receive the distribution.
 ANNUITANT (WHO IS THE       See death of "owner who is                                        Yes
 CONTRACT OWNER)             the Annuitant" above.

                                                                                MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                         PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:       UNLESS...          APPLY*
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                 Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the               Annuitant is treated
                              owner.                                      as death of the
                                                                          owner in these
                                                                          circumstances.)
 BENEFICIARY                  No death proceeds are                       N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                       N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                  UNLESS...                 APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.



DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95th birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.


Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Options 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.


Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


CONTRACT VALUE


During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.


Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



CYBERSECURITY RISKS


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.



FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas,

New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry

Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to

www.finra.org. An investor brochure that includes information describing FINRA
-------------
BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliate, MetLife Securities, Inc. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2014, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc. and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including MetLife Securities, Inc.The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.217           2.342                      --
                                                                       2006   1.931           2.217                 391,031
                                                                       2005   1.855           1.931                 425,802
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.087           1.168                      --
                                                                       2006   1.000           1.087                 347,442
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.847           0.892                      --
                                                                       2005   0.806           0.847                 398,147
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.930           0.889                      --
                                                                       2007   0.802           0.930                 109,960
                                                                       2006   0.786           0.802                 238,818
                                                                       2005   0.735           0.786                 164,175
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2014   2.345           2.385               1,449,098
                                                                       2013   1.826           2.345               1,550,822
                                                                       2012   1.499           1.826               2,004,861
                                                                       2011   1.655           1.499               3,069,218
                                                                       2010   1.490           1.655               2,735,685
                                                                       2009   1.053           1.490               1,876,048
                                                                       2008   1.657           1.053               1,242,629
 American Funds Growth Subaccount (Class 2) (4/08).................... 2014   2.027           2.186               2,671,204
                                                                       2013   1.567           2.027               2,778,224
                                                                       2012   1.337           1.567               3,190,950
                                                                       2011   1.406           1.337               4,214,472
                                                                       2010   1.191           1.406               4,328,492
                                                                       2009   0.860           1.191               3,306,607
                                                                       2008   1.479           0.860               2,766,884
 American Funds Growth-Income Subaccount (Class 2) (4/08)............. 2014   1.840           2.024               1,395,059
                                                                       2013   1.387           1.840               1,531,460
                                                                       2012   1.188           1.387               1,847,248
                                                                       2011   1.217           1.188               2,709,698
                                                                       2010   1.099           1.217               2,252,078
                                                                       2009   0.842           1.099               1,552,987
                                                                       2008   1.308           0.842               1,185,410
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.329           2.312                      --
                                                                       2005   1.982           2.329               3,178,807
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98).............. 2007   3.090           3.248                      --
                                                                       2006   2.346           3.090                 242,036
                                                                       2005   1.845           2.346                  81,085
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................. 2006   2.603           3.432                      --
                                                                       2005   2.444           2.603                 732,600

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.415
                                                                                      2007   1.329
                                                                                      2006   1.147
                                                                                      2005   1.106
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.723
                                                                                      2007   1.949
                                                                                      2006   1.889
                                                                                      2005   1.797
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 2007   1.780
                                                                                      2006   1.669
                                                                                      2005   1.613
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2014   2.418
                                                                                      2013   1.857
                                                                                      2012   1.609
                                                                                      2011   1.665
                                                                                      2010   1.432
                                                                                      2009   1.064
                                                                                      2008   1.867
                                                                                      2007   1.601
                                                                                      2006   1.446
                                                                                      2005   1.247
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.089
                                                                                      2013   1.520
                                                                                      2012   1.251
                                                                                      2011   1.294
                                                                                      2010   1.104
                                                                                      2009   0.818
                                                                                      2008   1.403
                                                                                      2007   1.322
                                                                                      2006   1.169
                                                                                      2005   0.974
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2014   3.007
                                                                                      2013   2.361
                                                                                      2012   2.024
                                                                                      2011   2.017
                                                                                      2010   1.762
                                                                                      2009   1.362
                                                                                      2008   2.389
                                                                                      2007   2.367
                                                                                      2006   1.981
                                                                                      2005   1.882
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.225
                                                                                      2007   1.763
                                                                                      2006   1.660
                                                                                      2005   1.578
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2014   2.000
                                                                                      2013   1.899
                                                                                      2012   1.672
                                                                                      2011   1.617
                                                                                      2010   1.429
                                                                                      2009   0.999
                                                                                      2008   1.339
                                                                                      2007   1.311
                                                                                      2006   1.186
                                                                                      2005   1.161
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.436
                                                                                      2013   2.544
                                                                                      2012   2.234
                                                                                      2011   2.521
                                                                                      2010   1.973
                                                                                      2009   1.420
                                                                                      2008   2.366
                                                                                      2007   2.064
                                                                                      2006   1.847
                                                                                      2005   1.574



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.358                      --
                                                                                      1.415                 367,420
                                                                                      1.329                 729,558
                                                                                      1.147                 470,417
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.632                      --
                                                                                      1.723                 854,724
                                                                                      1.949               1,750,689
                                                                                      1.889               1,323,461
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 1.870                      --
                                                                                      1.780                  48,905
                                                                                      1.669                  48,905
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2.683               3,166,078
                                                                                      2.418               3,479,929
                                                                                      1.857               4,080,504
                                                                                      1.609               5,678,027
                                                                                      1.665               5,177,190
                                                                                      1.432               4,323,092
                                                                                      1.064               3,733,850
                                                                                      1.867               3,698,163
                                                                                      1.601               8,304,547
                                                                                      1.446               7,103,809
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.298                  28,469
                                                                                      2.089                  24,844
                                                                                      1.520                  60,314
                                                                                      1.251                  68,707
                                                                                      1.294                 104,921
                                                                                      1.104                 100,461
                                                                                      0.818                  88,755
                                                                                      1.403                  48,915
                                                                                      1.322                 146,543
                                                                                      1.169                  74,681
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 3.250                  44,728
                                                                                      3.007                  42,878
                                                                                      2.361                  51,226
                                                                                      2.024                  61,065
                                                                                      2.017                  56,240
                                                                                      1.762                  53,238
                                                                                      1.362                 146,959
                                                                                      2.389                 138,732
                                                                                      2.367                 169,656
                                                                                      1.981                 138,209
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2.048                      --
                                                                                      2.225                 290,247
                                                                                      1.763                 275,368
                                                                                      1.660                 313,797
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2.011                      --
                                                                                      2.000                      --
                                                                                      1.899                      --
                                                                                      1.672                   1,867
                                                                                      1.617                  34,927
                                                                                      1.429                  34,927
                                                                                      0.999                  37,512
                                                                                      1.339                  37,524
                                                                                      1.311                  37,524
                                                                                      1.186                  37,524
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 3.622               1,434,741
                                                                                      3.436               1,564,598
                                                                                      2.544               1,879,494
                                                                                      2.234               2,584,570
                                                                                      2.521               2,275,753
                                                                                      1.973               1,786,511
                                                                                      1.420               1,535,912
                                                                                      2.366               1,743,249
                                                                                      2.064               5,803,109
                                                                                      1.847               5,046,318

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2014   2.228
                                                                                  2013   2.262
                                                                                  2012   2.011
                                                                                  2011   2.404
                                                                                  2010   2.057
                                                                                  2009   1.199
                                                                                  2008   2.550
                                                                                  2007   1.992
                                                                                  2006   1.565
                                                                                  2005   1.235
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2014   1.950
                                                                                  2013   1.596
                                                                                  2012   1.358
                                                                                  2011   1.528
                                                                                  2010   1.418
                                                                                  2009   1.041
                                                                                  2008   1.757
                                                                                  2007   1.531
                                                                                  2006   1.268
                                                                                  2005   1.158
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.548
                                                                                  2006   2.112
                                                                                  2005   2.046
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.187
                                                                                  2005   2.017
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   2.088
                                                                                  2005   2.073
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.164
                                                                                  2005   1.088
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2014   2.007
                                                                                  2013   1.529
                                                                                  2012   1.315
                                                                                  2011   1.345
                                                                                  2010   1.078
                                                                                  2009   0.751
                                                                                  2008   1.346
                                                                                  2007   1.112
                                                                                  2006   0.987
                                                                                  2005   0.887
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2014   1.183
                                                                                  2013   0.929
                                                                                  2012   0.780
                                                                                  2011   0.913
                                                                                  2010   0.795
                                                                                  2009   0.582
                                                                                  2008   1.060
                                                                                  2007   0.976
                                                                                  2006   0.832
                                                                                  2005   0.793
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.957
                                                                                  2013   1.332
                                                                                  2012   1.129
                                                                                  2011   1.108
                                                                                  2010   0.892
                                                                                  2009   0.667
                                                                                  2008   1.126
                                                                                  2007   1.116
                                                                                  2006   1.032
                                                                                  2005   0.930



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2.028                 170,393
                                                                                  2.228                 166,678
                                                                                  2.262                 199,065
                                                                                  2.011                 189,511
                                                                                  2.404                 212,374
                                                                                  2.057                 209,376
                                                                                  1.199                 387,232
                                                                                  2.550                 317,595
                                                                                  1.992                 413,332
                                                                                  1.565                 311,013
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.723                 379,127
                                                                                  1.950                 358,682
                                                                                  1.596                 354,335
                                                                                  1.358                 383,587
                                                                                  1.528                 393,940
                                                                                  1.418                 429,606
                                                                                  1.041                 350,061
                                                                                  1.757                 451,650
                                                                                  1.531               1,114,119
                                                                                  1.268                 640,891
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2.706                      --
                                                                                  2.548                 232,359
                                                                                  2.112                 147,663
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2.568                      --
                                                                                  2.187                 556,302
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2.141                      --
                                                                                  2.088                 487,875
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 1.207                      --
                                                                                  1.164               2,073,047
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2.239                 257,314
                                                                                  2.007                 243,706
                                                                                  1.529                 271,968
                                                                                  1.315                 469,253
                                                                                  1.345                 450,604
                                                                                  1.078                 383,306
                                                                                  0.751                 354,214
                                                                                  1.346                 424,858
                                                                                  1.112                 847,311
                                                                                  0.987                 733,827
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 1.261                  63,321
                                                                                  1.183                  60,230
                                                                                  0.929                  76,860
                                                                                  0.780                  99,145
                                                                                  0.913                  87,463
                                                                                  0.795                 198,279
                                                                                  0.582                 350,259
                                                                                  1.060                 495,129
                                                                                  0.976               1,314,948
                                                                                  0.832               1,293,969
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.342               1,056,445
                                                                                  1.957               1,020,430
                                                                                  1.332               1,045,273
                                                                                  1.129               1,101,481
                                                                                  1.108               1,195,312
                                                                                  0.892               1,413,503
                                                                                  0.667               1,539,345
                                                                                  1.126               2,013,129
                                                                                  1.116               3,439,553
                                                                                  1.032               1,964,545

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2014   1.718
                                                                                 2013   1.308
                                                                                 2012   1.145
                                                                                 2011   1.227
                                                                                 2010   1.059
                                                                                 2009   0.824
                                                                                 2008   1.306
                                                                                 2007   1.355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2014   2.076
                                                                                 2013   1.658
                                                                                 2012   1.461
                                                                                 2011   1.362
                                                                                 2010   1.221
                                                                                 2009   0.999
                                                                                 2008   1.547
                                                                                 2007   1.529
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 2014   2.669
                                                                                 2013   1.948
                                                                                 2012   1.629
                                                                                 2011   1.649
                                                                                 2010   1.510
                                                                                 2009   1.067
                                                                                 2008   1.712
                                                                                 2007   1.636
                                                                                 2006   1.573
                                                                                 2005   1.504
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2014   2.841
                                                                                 2013   2.159
                                                                                 2012   1.865
                                                                                 2011   1.787
                                                                                 2010   1.643
                                                                                 2009   1.327
                                                                                 2008   2.074
                                                                                 2007   2.008
                                                                                 2006   1.709
                                                                                 2005   1.613
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2014   2.493
                                                                                 2013   1.705
                                                                                 2012   1.437
                                                                                 2011   1.426
                                                                                 2010   1.146
                                                                                 2009   0.807
                                                                                 2008   1.370
                                                                                 2007   1.253
                                                                                 2006   1.117
                                                                                 2005   1.072
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)........................................................................ 2011   1.135
                                                                                 2010   1.101
                                                                                 2009   0.861
                                                                                 2008   1.531
                                                                                 2007   1.449
                                                                                 2006   1.158
                                                                                 2005   1.043
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.061
                                                                                 2010   0.977
                                                                                 2009   0.837
                                                                                 2008   1.069
                                                                                 2007   1.061
                                                                                 2006   1.025
                                                                                 2005   1.007



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 1.733                      --
                                                                                 1.718                 790,982
                                                                                 1.308                 815,069
                                                                                 1.145                 893,033
                                                                                 1.227                 990,582
                                                                                 1.059               1,203,817
                                                                                 0.824               1,249,595
                                                                                 1.306               1,331,029
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2.344                  47,421
                                                                                 2.076                  46,440
                                                                                 1.658                  52,386
                                                                                 1.461                  28,342
                                                                                 1.362                  29,937
                                                                                 1.221                  21,190
                                                                                 0.999                  19,862
                                                                                 1.547                  17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)....... 3.025                  82,679
                                                                                 2.669                  83,114
                                                                                 1.948                  82,769
                                                                                 1.629                 166,723
                                                                                 1.649                 154,347
                                                                                 1.510                  74,119
                                                                                 1.067                  93,392
                                                                                 1.712                 138,898
                                                                                 1.636                 243,806
                                                                                 1.573                 289,180
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 3.155                 276,240
                                                                                 2.841                 288,201
                                                                                 2.159                 488,434
                                                                                 1.865                 790,456
                                                                                 1.787                 783,808
                                                                                 1.643                 585,486
                                                                                 1.327                 604,312
                                                                                 2.074               1,012,376
                                                                                 2.008                 504,118
                                                                                 1.709                 545,968
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.579                 175,697
                                                                                 2.493                 211,622
                                                                                 1.705                 369,677
                                                                                 1.437                 546,075
                                                                                 1.426                 470,162
                                                                                 1.146                 402,831
                                                                                 0.807                 347,536
                                                                                 1.370                 217,352
                                                                                 1.253                 875,141
                                                                                 1.117                 961,768
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)........................................................................ 1.226                      --
                                                                                 1.135                  95,905
                                                                                 1.101                  84,537
                                                                                 0.861                  89,068
                                                                                 1.531                 176,856
                                                                                 1.449                 162,942
                                                                                 1.158                 255,434
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.051                      --
                                                                                 1.061                  26,071
                                                                                 0.977                  62,855
                                                                                 0.837                  59,470
                                                                                 1.069                  64,549
                                                                                 1.061                  23,302
                                                                                 1.025                  77,851

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............ 2014   2.621           2.597                  28,795
                                                                          2013   2.414           2.621                  24,862
                                                                          2012   2.061           2.414                  21,055
                                                                          2011   2.024           2.061                  32,924
                                                                          2010   1.746           2.024                  36,777
                                                                          2009   1.098           1.746                  30,623
                                                                          2008   1.578           1.098                  46,937
                                                                          2007   1.583           1.578                  52,111
                                                                          2006   1.435           1.583                  81,352
                                                                          2005   1.407           1.435                  62,659
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)........... 2010   1.419           1.416                      --
                                                                          2009   1.424           1.419                      58
                                                                          2008   1.397           1.424               1,026,538
                                                                          2007   1.339           1.397                 238,696
                                                                          2006   1.288           1.339                 261,916
                                                                          2005   1.260           1.288                  45,638
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98)............................. 2007   2.230           2.347                      --
                                                                          2006   1.899           2.230               1,637,520
                                                                          2005   1.836           1.899               1,691,857
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96)............................. 2007   1.913           2.017                      --
                                                                          2006   1.627           1.913               3,257,332
                                                                          2005   1.537           1.627               3,231,849
Managed Assets Trust
 Managed Assets Trust (10/96)............................................ 2006   1.968           2.037                      --
                                                                          2005   1.907           1.968               3,755,343
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.609           2.522                      --
                                                                          2007   2.475           2.609                 467,961
                                                                          2006   2.581           2.475               1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *................. 2014   2.581           2.656                 532,966
                                                                          2013   2.363           2.581                 787,944
                                                                          2012   2.033           2.363                 973,227
                                                                          2011   1.993           2.033               1,126,789
                                                                          2010   1.725           1.993               1,313,771
                                                                          2009   1.178           1.725                 963,309
                                                                          2008   1.561           1.178                 822,732
                                                                          2007   1.593           1.561                 863,101
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.144           1.293                 889,722
                                                                          2013   1.109           1.144                 916,710
                                                                          2012   0.883           1.109               1,221,078
                                                                          2011   0.938           0.883               1,353,015
                                                                          2010   0.812           0.938               1,375,066
                                                                          2009   0.604           0.812               1,220,900
                                                                          2008   1.040           0.604               1,101,186
                                                                          2007   1.228           1.040               1,321,364
                                                                          2006   1.003           1.228               2,487,870
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   4.007           4.186                      --
                                                                          2013   3.122           4.007               3,405,847
                                                                          2012   2.557           3.122               3,624,544
                                                                          2011   2.776           2.557               4,592,561
                                                                          2010   2.546           2.776               4,426,605
                                                                          2009   1.789           2.546               4,099,024
                                                                          2008   3.094           1.789               3,609,955
                                                                          2007   2.386           3.094               3,498,318
                                                                          2006   2.312           2.386               5,027,380
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   4.174           4.729               2,978,553
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......... 2014   1.436           1.698                  87,694
                                                                          2013   0.991           1.436                  67,355
                                                                          2012   0.840           0.991                  63,878
                                                                          2011   0.818           0.840                  32,487
                                                                          2010   0.665           0.818                   6,983
                                                                          2009   0.503           0.665                   1,778
                                                                          2008   0.794           0.503                   2,336

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.308
                                                                                     2013   1.110
                                                                                     2012   0.984
                                                                                     2011   1.011
                                                                                     2010   0.907
                                                                                     2009   0.705
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.308
                                                                                     2013   1.051
                                                                                     2012   0.911
                                                                                     2011   0.962
                                                                                     2010   0.853
                                                                                     2009   0.640
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.283
                                                                                     2013   1.137
                                                                                     2012   1.032
                                                                                     2011   1.036
                                                                                     2010   0.948
                                                                                     2009   0.773
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2014   2.873
                                                                                     2013   2.210
                                                                                     2012   1.717
                                                                                     2011   2.008
                                                                                     2010   1.732
                                                                                     2009   1.121
                                                                                     2008   1.793
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)............................. 2014   1.891
                                                                                     2013   1.460
                                                                                     2012   1.281
                                                                                     2011   1.338
                                                                                     2010   1.072
                                                                                     2009   0.852
                                                                                     2008   1.287
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 2014   2.186
                                                                                     2013   1.565
                                                                                     2012   1.328
                                                                                     2011   1.348
                                                                                     2010   1.072
                                                                                     2009   0.804
                                                                                     2008   1.231
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 2014   1.687
                                                                                     2013   1.273
                                                                                     2012   1.108
                                                                                     2011   1.240
                                                                                     2010   1.044
                                                                                     2009   0.813
                                                                                     2008   1.090
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   1.703
                                                                                     2008   2.292
                                                                                     2007   2.168
                                                                                     2006   2.037
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 2011   0.696
                                                                                     2010   0.652
                                                                                     2009   0.476
                                                                                     2008   0.906
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.................... 2014   4.481
                                                                                     2013   3.841
                                                                                     2012   3.296
                                                                                     2011   3.358
                                                                                     2010   2.760
                                                                                     2009   1.969
                                                                                     2008   3.253
                                                                                     2007   2.688



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.379                 356,987
                                                                                     1.308                 299,645
                                                                                     1.110                 239,198
                                                                                     0.984                 199,530
                                                                                     1.011                 135,545
                                                                                     0.907                  48,287
                                                                                     0.705                  42,820
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.383                 345,786
                                                                                     1.308                 295,693
                                                                                     1.051                 243,506
                                                                                     0.911                 207,415
                                                                                     0.962                 137,462
                                                                                     0.853                  53,093
                                                                                     0.640                  18,406
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.353                 275,976
                                                                                     1.283                 235,122
                                                                                     1.137                 188,467
                                                                                     1.032                  88,986
                                                                                     1.036                  58,626
                                                                                     0.948                  24,467
                                                                                     0.773                  20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2.698                      --
                                                                                     2.873                      --
                                                                                     2.210                      --
                                                                                     1.717                      --
                                                                                     2.008                      --
                                                                                     1.732                      --
                                                                                     1.121                      --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)............................. 2.061                 112,489
                                                                                     1.891                 127,930
                                                                                     1.460                 155,462
                                                                                     1.281                 159,576
                                                                                     1.338                 184,167
                                                                                     1.072                 186,511
                                                                                     0.852                 162,716
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 2.351                  12,285
                                                                                     2.186                  25,614
                                                                                     1.565                  23,532
                                                                                     1.328                  14,554
                                                                                     1.348                  31,634
                                                                                     1.072                  34,852
                                                                                     0.804                  31,883
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 1.755                  20,787
                                                                                     1.687                  25,884
                                                                                     1.273                  27,942
                                                                                     1.108                   3,579
                                                                                     1.240                  17,365
                                                                                     1.044                  30,638
                                                                                     0.813                  36,448
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 1.690                      --
                                                                                     1.703               1,040,406
                                                                                     2.292               1,708,065
                                                                                     2.168               4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 0.742                      --
                                                                                     0.696                  14,550
                                                                                     0.652                  10,962
                                                                                     0.476                      --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.................... 4.621                  12,106
                                                                                     4.481                  11,156
                                                                                     3.841                  10,178
                                                                                     3.296                   9,132
                                                                                     3.358                   8,250
                                                                                     2.760                   8,766
                                                                                     1.969                 161,441
                                                                                     3.253                 169,878

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2014   2.785           2.910                  65,712
                                                                          2013   2.590           2.785                  82,766
                                                                          2012   2.302           2.590                  84,506
                                                                          2011   2.209           2.302                  89,531
                                                                          2010   1.964           2.209                 100,445
                                                                          2009   1.441           1.964                 101,707
                                                                          2008   1.776           1.441                 164,857
                                                                          2007   1.673           1.776                 182,051
                                                                          2006   1.585           1.673                 601,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.651           0.621                      --
                                                                          2008   1.142           0.651                  38,830
                                                                          2007   1.027           1.142                  39,331
                                                                          2006   1.033           1.027                 173,133
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.406           1.468                 673,954
                                                                          2013   1.092           1.406                 588,824
                                                                          2012   0.941           1.092                 444,050
                                                                          2011   1.093           0.941                 373,843
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *.............. 2014   1.900           1.921                 983,753
                                                                          2013   1.443           1.900               1,025,730
                                                                          2012   1.231           1.443               1,230,951
                                                                          2011   1.360           1.231               1,680,695
                                                                          2010   1.141           1.360               1,755,586
                                                                          2009   0.908           1.141               1,622,276
                                                                          2008   1.302           0.908               1,412,540
                                                                          2007   1.416           1.302               1,323,664
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2014   3.419           3.187                  46,421
                                                                          2013   3.613           3.419                  55,029
                                                                          2012   3.052           3.613                  81,629
                                                                          2011   3.764           3.052                  95,800
                                                                          2010   3.054           3.764                 111,897
                                                                          2009   1.816           3.054                 216,834
                                                                          2008   4.094           1.816                 208,396
                                                                          2007   3.227           4.094                 165,682
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.705           1.577                 215,676
                                                                          2013   1.438           1.705                 251,790
                                                                          2012   1.240           1.438                 297,984
                                                                          2011   1.397           1.240                 407,878
                                                                          2010   1.262           1.397                 374,668
                                                                          2009   0.965           1.262                 416,642
                                                                          2008   1.684           0.965                 451,543
                                                                          2007   1.593           1.684                 505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.650           2.881                      --
                                                                          2012   2.525           2.650                 429,948
                                                                          2011   2.677           2.525                 527,129
                                                                          2010   2.185           2.677                 496,271
                                                                          2009   1.603           2.185                 514,501
                                                                          2008   2.518           1.603                 445,991
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2014   1.517           1.524                  61,464
                                                                          2013   1.098           1.517                  59,753
                                                                          2012   1.011           1.098                  66,561
                                                                          2011   1.093           1.011                 100,028
                                                                          2010   0.832           1.093                 108,020
                                                                          2009   0.532           0.832                  61,048
                                                                          2008   0.953           0.532                  30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.917           1.034                      --
                                                                          2011   0.932           0.917                 321,699
                                                                          2010   0.855           0.932                 279,044
                                                                          2009   0.597           0.855                 248,181
                                                                          2008   1.059           0.597                 348,272
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014   1.495           1.522                 469,644
                                                                          2013   1.180           1.495                 470,321
                                                                          2012   0.977           1.180                 504,363
                                                                          2011   1.071           0.977                 485,285
                                                                          2010   0.927           1.071                 547,136
                                                                          2009   0.665           0.927                 523,869
                                                                          2008   1.122           0.665                 733,293
                                                                          2007   1.060           1.122                 925,817
                                                                          2006   0.996           1.060               1,099,185

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 2014   1.401
                                                                            2013   1.549
                                                                            2012   1.425
                                                                            2011   1.286
                                                                            2010   1.198
                                                                            2009   1.018
                                                                            2008   1.133
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2014   2.014
                                                                            2013   2.065
                                                                            2012   1.901
                                                                            2011   1.854
                                                                            2010   1.724
                                                                            2009   1.537
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2014   2.225
                                                                            2013   1.682
                                                                            2012   1.530
                                                                            2011   1.613
                                                                            2010   1.396
                                                                            2009   1.134
                                                                            2008   1.698
                                                                            2007   1.627
                                                                            2006   1.503
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2014   2.709
                                                                            2013   2.684
                                                                            2012   2.419
                                                                            2011   2.348
                                                                            2010   2.106
                                                                            2009   1.592
                                                                            2008   1.794
                                                                            2007   1.692
                                                                            2006   1.623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2014   8.377
                                                                            2013   6.299
                                                                            2012   5.372
                                                                            2011   5.630
                                                                            2010   4.840
                                                                            2009   4.113
                                                                            2008   6.150
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.735
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.446
                                                                            2006   1.357
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.896
                                                                            2013   1.421
                                                                            2012   1.260
                                                                            2011   1.265
                                                                            2010   1.130
                                                                            2009   0.954
                                                                            2008   1.531
                                                                            2007   1.509
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762
                                                                            2006   1.700
                                                                            2005   1.675
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   2.000
                                                                            2006   1.591
                                                                            2005   1.396
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448
                                                                            2006   1.294
                                                                            2005   1.221
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907
                                                                            2006   1.688
                                                                            2005   1.583



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)........... 1.437                 410,673
                                                                            1.401                 691,395
                                                                            1.549               1,037,515
                                                                            1.425                 694,688
                                                                            1.286                 707,526
                                                                            1.198                 654,510
                                                                            1.018                 879,320
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2.085               2,489,243
                                                                            2.014               3,186,971
                                                                            2.065               5,255,625
                                                                            1.901               6,897,380
                                                                            1.854               5,348,047
                                                                            1.724               2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................. 2.459                  86,199
                                                                            2.225                  91,623
                                                                            1.682                  99,137
                                                                            1.530                 106,516
                                                                            1.613                 181,948
                                                                            1.396                 208,590
                                                                            1.134                 161,779
                                                                            1.698                 167,853
                                                                            1.627                 276,112
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2.816                 349,804
                                                                            2.709                 433,932
                                                                            2.684                 538,851
                                                                            2.419                 684,209
                                                                            2.348                 714,453
                                                                            2.106                 586,022
                                                                            1.592                 323,848
                                                                            1.794                 190,481
                                                                            1.692                 327,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 9.432                      --
                                                                            8.377                      --
                                                                            6.299                      --
                                                                            5.372                      --
                                                                            5.630                      --
                                                                            4.840                      --
                                                                            4.113                      --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 1.906                 689,721
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 1.522                      --
                                                                            1.446                 178,204
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2.141                  12,140
                                                                            1.896                  50,660
                                                                            1.421                  36,638
                                                                            1.260                  32,311
                                                                            1.265                 107,948
                                                                            1.130                   2,953
                                                                            0.954                  14,770
                                                                            1.531                 128,068
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.830                      --
                                                                            1.762               1,089,845
                                                                            1.700                 764,679
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2.159                      --
                                                                            2.000               1,663,353
                                                                            1.591               1,025,647
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.521                      --
                                                                            1.448               1,450,173
                                                                            1.294                 779,759
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.916                      --
                                                                            1.907               1,380,843
                                                                            1.688               1,192,206

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2014   2.308           2.427                 448,783
                                                                          2013   2.377           2.308                 466,638
                                                                          2012   2.302           2.377                 564,487
                                                                          2011   2.154           2.302               1,164,754
                                                                          2010   2.043           2.154                 924,433
                                                                          2009   1.954           2.043                 841,340
                                                                          2008   1.855           1.954                 809,872
                                                                          2007   1.828           1.855                 799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   2.007           2.136                 341,183
                                                                          2013   2.035           2.007                 343,249
                                                                          2012   1.903           2.035                 615,261
                                                                          2011   1.797           1.903                 860,094
                                                                          2010   1.669           1.797                 701,280
                                                                          2009   1.534           1.669                 385,373
                                                                          2008   1.597           1.534                 367,198
                                                                          2007   1.512           1.597                 361,988
                                                                          2006   1.446           1.512                 426,709
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.805           1.954                 679,444
                                                                          2013   1.353           1.805                 705,131
                                                                          2012   1.190           1.353               1,020,932
                                                                          2011   1.315           1.190               1,624,034
                                                                          2010   1.104           1.315               1,335,805
                                                                          2009   0.871           1.104                 807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08).......... 2009   2.238           2.335                      --
                                                                          2008   3.441           2.238                      --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2014   1.781           1.942                 706,653
                                                                          2013   1.360           1.781                 726,311
                                                                          2012   1.200           1.360                 686,276
                                                                          2011   1.183           1.200                 622,195
                                                                          2010   1.093           1.183                 577,571
                                                                          2009   0.990           1.093                 553,093
                                                                          2008   1.443           0.990                  57,091
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.386           1.377                      --
                                                                          2013   1.394           1.386                      --
                                                                          2012   1.402           1.394                      --
                                                                          2011   1.411           1.402                      --
                                                                          2010   1.416           1.411                      --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.655           0.650                      --
                                                                          2008   1.102           0.655                  97,511
                                                                          2007   1.156           1.102                  96,900
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.810           0.848                      --
                                                                          2008   1.476           0.810                 820,592
                                                                          2007   1.429           1.476                 886,897
                                                                          2006   1.400           1.429               1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/08)........................ 2013   1.589           1.754                      --
                                                                          2012   1.382           1.589                 761,482
                                                                          2011   1.483           1.382               1,141,787
                                                                          2010   1.304           1.483               1,118,553
                                                                          2009   1.078           1.304                 912,029
                                                                          2008   1.647           1.078                 832,281
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   2.103           2.322                  60,994
                                                                          2013   1.595           2.103                  60,383
                                                                          2012   1.447           1.595                  58,097
                                                                          2011   1.503           1.447                  55,452
                                                                          2010   1.313           1.503                  78,418
                                                                          2009   0.885           1.313                  87,510
                                                                          2008   1.641           0.885                 166,185
                                                                          2007   1.371           1.641                 185,965
                                                                          2006   1.395           1.371                 370,903
 MSF Jennison Growth Subaccount (Class A) (4/12)......................... 2014   1.361           1.475                 397,809
                                                                          2013   0.999           1.361                 385,728
                                                                          2012   1.030           0.999                 384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   0.909           1.044                      --
                                                                          2011   0.913           0.909                  44,597
                                                                          2010   0.825           0.913                  46,826
                                                                          2009   0.595           0.825                  91,416
                                                                          2008   0.892           0.595                  88,279

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   1.008           1.096                      --
                                                                       2010   0.877           1.008                 652,513
                                                                       2009   0.671           0.877                 452,347
                                                                       2008   1.133           0.671                 353,152
                                                                       2007   1.104           1.133                 184,278
                                                                       2006   1.000           1.104                  68,049
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014   1.429           1.484                 201,594
                                                                       2013   1.378           1.429                 317,837
                                                                       2012   1.270           1.378                 276,080
                                                                       2011   1.237           1.270                 105,207
                                                                       2010   1.131           1.237                 335,414
                                                                       2009   0.944           1.131                 230,078
                                                                       2008   1.109           0.944                 159,419
                                                                       2007   1.057           1.109                 116,509
                                                                       2006   1.000           1.057                  42,701
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014   1.460           1.523                 958,163
                                                                       2013   1.324           1.460                 749,425
                                                                       2012   1.195           1.324                 668,656
                                                                       2011   1.190           1.195                 569,123
                                                                       2010   1.073           1.190                 943,691
                                                                       2009   0.873           1.073                 647,874
                                                                       2008   1.120           0.873                 554,788
                                                                       2007   1.075           1.120                 379,547
                                                                       2006   1.000           1.075                 341,858
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014   1.472           1.537               3,448,618
                                                                       2013   1.255           1.472               3,018,608
                                                                       2012   1.115           1.255               2,473,745
                                                                       2011   1.137           1.115               2,288,618
                                                                       2010   1.011           1.137               2,752,499
                                                                       2009   0.804           1.011               1,815,955
                                                                       2008   1.133           0.804               1,607,447
                                                                       2007   1.092           1.133               1,362,538
                                                                       2006   1.000           1.092                 458,707
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014   1.466           1.533               1,956,235
                                                                       2013   1.186           1.466               1,779,260
                                                                       2012   1.034           1.186               1,409,873
                                                                       2011   1.081           1.034               1,205,580
                                                                       2010   0.948           1.081               2,750,499
                                                                       2009   0.739           0.948               2,516,836
                                                                       2008   1.146           0.739               2,123,002
                                                                       2007   1.110           1.146               2,019,152
                                                                       2006   1.000           1.110                 593,896
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................ 2014   3.178           3.582               1,910,202
                                                                       2013   2.421           3.178               1,961,035
                                                                       2012   2.104           2.421               2,205,793
                                                                       2011   2.078           2.104               2,985,130
                                                                       2010   1.820           2.078               3,205,205
                                                                       2009   1.450           1.820               3,424,479
                                                                       2008   2.319           1.450               1,173,180
                                                                       2007   2.323           2.319               1,244,922
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).................. 2014   3.093           3.333               2,027,678
                                                                       2013   2.620           3.093               2,105,540
                                                                       2012   2.367           2.620               2,321,778
                                                                       2011   2.330           2.367               2,608,318
                                                                       2010   2.133           2.330               2,877,524
                                                                       2009   1.813           2.133               2,873,547
                                                                       2008   2.348           1.813               2,878,662
                                                                       2007   2.268           2.348               3,607,412
                                                                       2006   2.107           2.268               6,182,766
 MSF MFS(R) Value Subaccount (Class A) (4/06)......................... 2014   2.155           2.374                 570,200
                                                                       2013   1.597           2.155                 611,594
                                                                       2012   1.378           1.597                 260,281
                                                                       2011   1.374           1.378                 426,155
                                                                       2010   1.241           1.374                 269,028
                                                                       2009   1.033           1.241                 316,110
                                                                       2008   1.540           1.033                 335,922
                                                                       2007   1.440           1.540                 377,227
                                                                       2006   1.294           1.440                 431,997

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2014   2.091
                                                                                   2013   1.726
                                                                                   2012   1.467
                                                                                   2011   1.687
                                                                                   2010   1.569
                                                                                   2009   1.226
                                                                                   2008   2.130
                                                                                   2007   2.180
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   3.648
                                                                                   2013   2.901
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2014   3.020
                                                                                   2013   2.192
                                                                                   2012   1.896
                                                                                   2011   1.989
                                                                                   2010   1.576
                                                                                   2009   1.258
                                                                                   2008   1.904
                                                                                   2007   1.958
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.483
                                                                                   2013   1.800
                                                                                   2012   1.526
                                                                                   2011   1.556
                                                                                   2010   1.341
                                                                                   2009   0.943
                                                                                   2008   1.535
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.323
                                                                                   2013   2.319
                                                                                   2012   2.013
                                                                                   2011   1.996
                                                                                   2010   1.491
                                                                                   2009   1.082
                                                                                   2008   1.635
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290
                                                                                   2006   2.141
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.197
                                                                                   2013   2.224
                                                                                   2012   2.161
                                                                                   2011   2.057
                                                                                   2010   1.953
                                                                                   2009   1.880
                                                                                   2008   1.896
                                                                                   2007   1.825
                                                                                   2006   1.752
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.479
                                                                                   2013   2.068
                                                                                   2012   1.852
                                                                                   2011   1.795
                                                                                   2010   1.647
                                                                                   2009   1.412
                                                                                   2008   1.889
                                                                                   2007   1.862
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.747
                                                                                   2013   1.314
                                                                                   2012   1.172
                                                                                   2011   1.228
                                                                                   2010   1.103
                                                                                   2009   0.841
                                                                                   2008   1.353
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.479
                                                                                   2008   1.420
                                                                                   2007   1.313
                                                                                   2006   1.272
                                                                                   2005   1.249
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.027
                                                                                   2007   0.936
                                                                                   2006   0.848
                                                                                   2005   0.796



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.953                 576,044
                                                                                   2.091                 653,976
                                                                                   1.726                 763,665
                                                                                   1.467               1,017,526
                                                                                   1.687               1,053,491
                                                                                   1.569               1,082,312
                                                                                   1.226               1,077,589
                                                                                   2.130               1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.626                 331,083
                                                                                   3.648                 367,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 3.153                 559,236
                                                                                   3.020                 556,896
                                                                                   2.192                 589,600
                                                                                   1.896                 746,055
                                                                                   1.989                 809,535
                                                                                   1.576                 769,787
                                                                                   1.258                 692,763
                                                                                   1.904                 673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.686                  35,043
                                                                                   2.483                  35,410
                                                                                   1.800                  19,728
                                                                                   1.526                  17,174
                                                                                   1.556                   6,522
                                                                                   1.341                   2,051
                                                                                   0.943                  18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 3.523                 524,796
                                                                                   3.323                 574,025
                                                                                   2.319                 518,324
                                                                                   2.013                 661,884
                                                                                   1.996                 600,423
                                                                                   1.491                 593,019
                                                                                   1.082                 683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.385                      --
                                                                                   2.290                 735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.249                 204,776
                                                                                   2.197                 208,259
                                                                                   2.224                 246,951
                                                                                   2.161                 286,013
                                                                                   2.057                 313,579
                                                                                   1.953                 374,483
                                                                                   1.880                 442,793
                                                                                   1.896                 351,999
                                                                                   1.825                 760,014
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2.725                 664,581
                                                                                   2.479                 689,360
                                                                                   2.068                 768,061
                                                                                   1.852               1,093,351
                                                                                   1.795               1,182,794
                                                                                   1.647               1,273,020
                                                                                   1.412                  37,614
                                                                                   1.889                  37,628
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.921                 235,621
                                                                                   1.747                 234,518
                                                                                   1.314                 289,203
                                                                                   1.172                 370,706
                                                                                   1.228                 380,539
                                                                                   1.103                 368,495
                                                                                   0.841                 324,641
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.533                      --
                                                                                   1.479               1,631,914
                                                                                   1.420                 783,061
                                                                                   1.313               2,580,553
                                                                                   1.272               2,017,831
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.956                      --
                                                                                   1.027                  75,092
                                                                                   0.936                  69,420
                                                                                   0.848                  67,921

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Putnam VT International Equity Subaccount (Class IB) (5/01).......... 2007   1.474           1.601                      --
                                                                       2006   1.161           1.474               1,359,619
                                                                       2005   1.041           1.161               1,294,451
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............... 2007   2.058           2.205                      --
                                                                       2006   1.765           2.058               1,819,487
                                                                       2005   1.659           1.765               1,767,557
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................. 2006   0.967           1.033                      --
                                                                       2005   0.894           0.967                 156,849
 Travelers Convertible Securities Subaccount (8/99)................... 2006   1.483           1.585                      --
                                                                       2005   1.486           1.483                 511,555
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................ 2006   2.356           2.581                      --
                                                                       2005   2.108           2.356               2,238,649
 Travelers Mercury Large Cap Core Subaccount (10/98).................. 2006   1.274           1.357                      --
                                                                       2005   1.144           1.274                 180,104
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)................... 2006   1.314           1.395                      --
                                                                       2005   1.283           1.314                 383,071
 Travelers MFS(R) Total Return Subaccount (10/96)..................... 2006   2.035           2.107                      --
                                                                       2005   1.988           2.035               3,410,646
 Travelers MFS(R) Value Subaccount (5/04)............................. 2006   1.194           1.294                      --
                                                                       2005   1.128           1.194                 115,971
 Travelers Pioneer Fund Subaccount (10/96)............................ 2006   1.412           1.503                      --
                                                                       2005   1.340           1.412                 213,115
 Travelers Pioneer Strategic Income Subaccount (10/96)................ 2006   1.602           1.623                      --
                                                                       2005   1.554           1.602                 218,148
 Travelers Quality Bond Subaccount (9/97)............................. 2006   1.454           1.446                      --
                                                                       2005   1.440           1.454                 325,404
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.560           1.633                      --
                                                                       2005   1.538           1.560                 622,816
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.811           1.752                      --
                                                                       2005   1.746           1.811                 786,487
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.660           2.890                 118,649
                                                                       2013   2.254           2.660                 114,854
                                                                       2012   2.048           2.254                 112,453
                                                                       2011   2.061           2.048                 111,826
                                                                       2010   1.849           2.061                 110,723
                                                                       2009   1.514           1.849                 123,343
                                                                       2008   2.036           1.514                  78,316
                                                                       2007   1.847           2.036                 130,963
                                                                       2006   1.726           1.847                 401,523
                                                                       2005   1.663           1.726                 401,078
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.593           0.610                      --
                                                                       2008   1.048           0.593                   3,421
                                                                       2007   0.938           1.048                   3,421
                                                                       2006   0.884           0.938                  46,218
                                                                       2005   0.824           0.884                  32,816



                                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)........ 2007   2.063           2.175                      --
                                                               2006   1.810           2.063               2,006,190
                                                               2005   1.751           1.810               2,036,362
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)............ 2007   1.082           1.160                      --
                                                               2006   1.000           1.082                  98,980

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.820           0.862                      --
                                                                          2005   0.786           0.820                  99,039
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.887           0.847                      --
                                                                          2007   0.771           0.887                  70,008
                                                                          2006   0.761           0.771                  70,659
                                                                          2005   0.716           0.761                  63,792
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2014   2.192           2.213                  97,114
                                                                          2013   1.719           2.192                  82,883
                                                                          2012   1.421           1.719                  84,267
                                                                          2011   1.580           1.421                  85,429
                                                                          2010   1.432           1.580                  65,853
                                                                          2009   1.020           1.432                  54,642
                                                                          2008   1.611           1.020                  45,655
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2014   1.894           2.029                 125,940
                                                                          2013   1.475           1.894                 116,128
                                                                          2012   1.268           1.475                 109,157
                                                                          2011   1.342           1.268                 129,610
                                                                          2010   1.145           1.342                 109,771
                                                                          2009   0.832           1.145                  77,057
                                                                          2008   1.438           0.832                  55,973
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2014   1.720           1.878                 116,301
                                                                          2013   1.305           1.720                 151,662
                                                                          2012   1.126           1.305                 155,654
                                                                          2011   1.162           1.126                 162,036
                                                                          2010   1.056           1.162                 152,334
                                                                          2009   0.815           1.056                 118,071
                                                                          2008   1.272           0.815                  97,515
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)........................................ 2006   2.183           2.162                      --
                                                                          2005   1.871           2.183               1,911,719
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   2.918           3.060                      --
                                                                          2006   2.231           2.918                  15,151
                                                                          2005   1.766           2.231                   9,868
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99).................... 2006   2.479           3.246                      --
                                                                          2005   2.343           2.479                  97,716
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.324           1.269                      --
                                                                          2007   1.253           1.324                 363,261
                                                                          2006   1.089           1.253                 347,700
                                                                          2005   1.057           1.089                 293,073
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.615           1.526                      --
                                                                          2007   1.839           1.615                 164,568
                                                                          2006   1.796           1.839                 196,574
                                                                          2005   1.719           1.796                 209,178
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96)........ 2007   1.657           1.736                      --
                                                                          2006   1.564           1.657                 423,048
                                                                          2005   1.523           1.564                 439,178
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01).......... 2014   2.212           2.438                  76,230
                                                                          2013   1.711           2.212                 130,147
                                                                          2012   1.493           1.711                 120,704
                                                                          2011   1.556           1.493                 133,212
                                                                          2010   1.348           1.556                 209,389
                                                                          2009   1.008           1.348                 214,758
                                                                          2008   1.782           1.008                 282,048
                                                                          2007   1.539           1.782                 288,948
                                                                          2006   1.399           1.539                 234,945
                                                                          2005   1.215           1.399                 133,024

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.912
                                                                                      2013   1.401
                                                                                      2012   1.161
                                                                                      2011   1.210
                                                                                      2010   1.039
                                                                                      2009   0.775
                                                                                      2008   1.339
                                                                                      2007   1.271
                                                                                      2006   1.131
                                                                                      2005   0.949
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2014   2.665
                                                                                      2013   2.107
                                                                                      2012   1.820
                                                                                      2011   1.826
                                                                                      2010   1.606
                                                                                      2009   1.250
                                                                                      2008   2.208
                                                                                      2007   2.203
                                                                                      2006   1.857
                                                                                      2005   1.777
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.056
                                                                                      2007   1.641
                                                                                      2006   1.556
                                                                                      2005   1.490
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2014   1.772
                                                                                      2013   1.695
                                                                                      2012   1.503
                                                                                      2011   1.464
                                                                                      2010   1.303
                                                                                      2009   0.917
                                                                                      2008   1.238
                                                                                      2007   1.220
                                                                                      2006   1.112
                                                                                      2005   1.096
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.144
                                                                                      2013   2.345
                                                                                      2012   2.074
                                                                                      2011   2.356
                                                                                      2010   1.857
                                                                                      2009   1.346
                                                                                      2008   2.258
                                                                                      2007   1.983
                                                                                      2006   1.788
                                                                                      2005   1.534
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2014   2.082
                                                                                      2013   2.129
                                                                                      2012   1.906
                                                                                      2011   2.295
                                                                                      2010   1.977
                                                                                      2009   1.160
                                                                                      2008   2.486
                                                                                      2007   1.956
                                                                                      2006   1.547
                                                                                      2005   1.230
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................ 2014   1.823
                                                                                      2013   1.502
                                                                                      2012   1.287
                                                                                      2011   1.459
                                                                                      2010   1.363
                                                                                      2009   1.008
                                                                                      2008   1.712
                                                                                      2007   1.503
                                                                                      2006   1.253
                                                                                      2005   1.153
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............... 2007   2.372
                                                                                      2006   1.980
                                                                                      2005   1.931
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)..................... 2006   2.050
                                                                                      2005   1.904



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.088                      --
                                                                                      1.912                  31,531
                                                                                      1.401                  28,213
                                                                                      1.161                  48,406
                                                                                      1.210                  24,596
                                                                                      1.039                  19,451
                                                                                      0.775                  15,185
                                                                                      1.339                  15,556
                                                                                      1.271                   8,865
                                                                                      1.131                   5,565
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2.860                 316,804
                                                                                      2.665                 349,880
                                                                                      2.107                 323,093
                                                                                      1.820                 505,375
                                                                                      1.826                 903,638
                                                                                      1.606               1,021,111
                                                                                      1.250               1,027,207
                                                                                      2.208               1,083,001
                                                                                      2.203               1,286,371
                                                                                      1.857               1,512,625
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 1.889                      --
                                                                                      2.056                 952,149
                                                                                      1.641               1,261,066
                                                                                      1.556               1,277,223
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 1.770                  55,114
                                                                                      1.772                  55,277
                                                                                      1.695                  52,953
                                                                                      1.503                  58,445
                                                                                      1.464                  68,416
                                                                                      1.303                  64,998
                                                                                      0.917                  77,680
                                                                                      1.238                  98,762
                                                                                      1.220                  98,035
                                                                                      1.112                  96,394
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 3.291                  59,800
                                                                                      3.144                 124,953
                                                                                      2.345                 121,079
                                                                                      2.074                 126,174
                                                                                      2.356                 184,734
                                                                                      1.857                 181,117
                                                                                      1.346                 162,285
                                                                                      2.258                 151,413
                                                                                      1.983                 178,427
                                                                                      1.788                 182,486
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 1.882                  31,296
                                                                                      2.082                  24,901
                                                                                      2.129                  22,903
                                                                                      1.906                  54,704
                                                                                      2.295                  53,879
                                                                                      1.977                  50,596
                                                                                      1.160                  49,087
                                                                                      2.486                  53,670
                                                                                      1.956                  59,079
                                                                                      1.547                  18,275
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................ 1.599                  29,110
                                                                                      1.823                  33,373
                                                                                      1.502                  29,663
                                                                                      1.287                  86,855
                                                                                      1.459                  90,670
                                                                                      1.363                  78,947
                                                                                      1.008                  74,098
                                                                                      1.712                  54,244
                                                                                      1.503                  61,918
                                                                                      1.253                  43,325
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)............... 2.513                      --
                                                                                      2.372                 665,934
                                                                                      1.980                 709,734
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)..................... 2.393                      --
                                                                                      2.050                 871,027

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   1.957
                                                                                  2005   1.957
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.127
                                                                                  2005   1.060
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2014   1.837
                                                                                  2013   1.409
                                                                                  2012   1.220
                                                                                  2011   1.257
                                                                                  2010   1.015
                                                                                  2009   0.712
                                                                                  2008   1.284
                                                                                  2007   1.069
                                                                                  2006   0.956
                                                                                  2005   0.864
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2014   1.083
                                                                                  2013   0.856
                                                                                  2012   0.724
                                                                                  2011   0.853
                                                                                  2010   0.748
                                                                                  2009   0.551
                                                                                  2008   1.012
                                                                                  2007   0.938
                                                                                  2006   0.805
                                                                                  2005   0.773
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.791
                                                                                  2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
                                                                                  2007   1.072
                                                                                  2006   0.998
                                                                                  2005   0.906
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.573
                                                                                  2013   1.205
                                                                                  2012   1.062
                                                                                  2011   1.147
                                                                                  2010   0.997
                                                                                  2009   0.781
                                                                                  2008   1.247
                                                                                  2007   1.299
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   1.865
                                                                                  2013   1.500
                                                                                  2012   1.331
                                                                                  2011   1.250
                                                                                  2010   1.128
                                                                                  2009   0.930
                                                                                  2008   1.449
                                                                                  2007   1.440
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2014   2.397
                                                                                  2013   1.762
                                                                                  2012   1.483
                                                                                  2011   1.512
                                                                                  2010   1.395
                                                                                  2009   0.993
                                                                                  2008   1.604
                                                                                  2007   1.543
                                                                                  2006   1.494
                                                                                  2005   1.439



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2.003                     --
                                                                                  1.957                100,315
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 1.165                     --
                                                                                  1.127                 81,014
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2.035                  9,423
                                                                                  1.837                 62,612
                                                                                  1.409                 58,358
                                                                                  1.220                 64,934
                                                                                  1.257                 92,750
                                                                                  1.015                 97,000
                                                                                  0.712                142,443
                                                                                  1.284                129,806
                                                                                  1.069                101,889
                                                                                  0.956                 83,501
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 1.146                 24,244
                                                                                  1.083                 57,991
                                                                                  0.856                 49,144
                                                                                  0.724                 48,590
                                                                                  0.853                 61,176
                                                                                  0.748                107,849
                                                                                  0.551                148,854
                                                                                  1.012                118,666
                                                                                  0.938                 99,991
                                                                                  0.805                 77,901
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.128                 22,258
                                                                                  1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
                                                                                  1.074                100,609
                                                                                  1.072                 63,436
                                                                                  0.998                 52,977
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.582                     --
                                                                                  1.573                235,882
                                                                                  1.205                233,310
                                                                                  1.062                238,079
                                                                                  1.147                226,004
                                                                                  0.997                249,234
                                                                                  0.781                254,177
                                                                                  1.247                268,175
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2.092                  6,643
                                                                                  1.865                121,088
                                                                                  1.500                 92,498
                                                                                  1.331                116,186
                                                                                  1.250                 39,025
                                                                                  1.128                 42,471
                                                                                  0.930                 39,244
                                                                                  1.449                 46,869
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2.698                 39,700
                                                                                  2.397                 61,057
                                                                                  1.762                 59,038
                                                                                  1.483                 62,707
                                                                                  1.512                 81,645
                                                                                  1.395                 96,714
                                                                                  0.993                 92,139
                                                                                  1.604                 91,748
                                                                                  1.543                 80,092
                                                                                  1.494                 89,255

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2014   2.554
                                                                                 2013   1.954
                                                                                 2012   1.700
                                                                                 2011   1.641
                                                                                 2010   1.518
                                                                                 2009   1.235
                                                                                 2008   1.944
                                                                                 2007   1.896
                                                                                 2006   1.624
                                                                                 2005   1.544
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2014   2.281
                                                                                 2013   1.572
                                                                                 2012   1.333
                                                                                 2011   1.332
                                                                                 2010   1.078
                                                                                 2009   0.765
                                                                                 2008   1.307
                                                                                 2007   1.204
                                                                                 2006   1.082
                                                                                 2005   1.045
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)........................................................................ 2011   1.028
                                                                                 2010   1.004
                                                                                 2009   0.791
                                                                                 2008   1.415
                                                                                 2007   1.349
                                                                                 2006   1.085
                                                                                 2005   0.984
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.008
                                                                                 2010   0.935
                                                                                 2009   0.807
                                                                                 2008   1.037
                                                                                 2007   1.036
                                                                                 2006   1.009
                                                                                 2005   0.998
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2014   2.324
                                                                                 2013   2.156
                                                                                 2012   1.853
                                                                                 2011   1.833
                                                                                 2010   1.592
                                                                                 2009   1.009
                                                                                 2008   1.460
                                                                                 2007   1.474
                                                                                 2006   1.346
                                                                                 2005   1.329
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).................. 2010   1.293
                                                                                 2009   1.307
                                                                                 2008   1.291
                                                                                 2007   1.247
                                                                                 2006   1.207
                                                                                 2005   1.189
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................... 2007   2.106
                                                                                 2006   1.806
                                                                                 2005   1.759
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................... 2007   1.780
                                                                                 2006   1.525
                                                                                 2005   1.451
Managed Assets Trust
 Managed Assets Trust (10/96)................................................... 2006   1.845
                                                                                 2005   1.800
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   2.445
                                                                                 2007   2.335
                                                                                 2006   2.448



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2.816                 96,892
                                                                                 2.554                122,768
                                                                                 1.954                109,620
                                                                                 1.700                121,660
                                                                                 1.641                147,142
                                                                                 1.518                151,067
                                                                                 1.235                157,063
                                                                                 1.944                176,465
                                                                                 1.896                 99,277
                                                                                 1.624                100,824
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.344                  3,592
                                                                                 2.281                 49,415
                                                                                 1.572                 40,878
                                                                                 1.333                 38,525
                                                                                 1.332                 39,688
                                                                                 1.078                 68,765
                                                                                 0.765                 58,207
                                                                                 1.307                 70,682
                                                                                 1.204                 26,278
                                                                                 1.082                 20,740
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)........................................................................ 1.107                     --
                                                                                 1.028                120,547
                                                                                 1.004                117,401
                                                                                 0.791                116,334
                                                                                 1.415                108,407
                                                                                 1.349                 98,761
                                                                                 1.085                127,139
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 0.997                     --
                                                                                 1.008                     --
                                                                                 0.935                     --
                                                                                 0.807                     --
                                                                                 1.037                     --
                                                                                 1.036                     --
                                                                                 1.009                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2.286                  7,380
                                                                                 2.324                 40,612
                                                                                 2.156                 30,343
                                                                                 1.853                 28,211
                                                                                 1.833                 28,165
                                                                                 1.592                 28,625
                                                                                 1.009                 25,296
                                                                                 1.460                 34,413
                                                                                 1.474                 76,861
                                                                                 1.346                 77,954
 LMPVIT Western Asset Variable Money Market Subaccount (10/96).................. 1.288                     --
                                                                                 1.293                797,136
                                                                                 1.307                721,587
                                                                                 1.291                475,987
                                                                                 1.247                576,158
                                                                                 1.207                568,405
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................... 2.212                     --
                                                                                 2.106                 98,927
                                                                                 1.806                112,801
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................... 1.873                     --
                                                                                 1.780                 96,421
                                                                                 1.525                101,024
Managed Assets Trust
 Managed Assets Trust (10/96)................................................... 1.906                     --
                                                                                 1.845                403,436
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2.359                     --
                                                                                 2.445                 85,888
                                                                                 2.335                 92,018

                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *............................ 2014   2.304
                                                                                     2013   2.124
                                                                                     2012   1.841
                                                                                     2011   1.817
                                                                                     2010   1.584
                                                                                     2009   1.089
                                                                                     2008   1.454
                                                                                     2007   1.490
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2014   1.084
                                                                                     2013   1.058
                                                                                     2012   0.849
                                                                                     2011   0.908
                                                                                     2010   0.791
                                                                                     2009   0.593
                                                                                     2008   1.028
                                                                                     2007   1.223
                                                                                     2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   3.552
                                                                                     2013   2.787
                                                                                     2012   2.299
                                                                                     2011   2.513
                                                                                     2010   2.321
                                                                                     2009   1.642
                                                                                     2008   2.861
                                                                                     2007   2.221
                                                                                     2006   2.162
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2014   3.691
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2014   1.313
                                                                                     2013   0.913
                                                                                     2012   0.779
                                                                                     2011   0.763
                                                                                     2010   0.625
                                                                                     2009   0.476
                                                                                     2008   0.755
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.257
                                                                                     2013   1.074
                                                                                     2012   0.959
                                                                                     2011   0.992
                                                                                     2010   0.896
                                                                                     2009   0.702
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.257
                                                                                     2013   1.017
                                                                                     2012   0.888
                                                                                     2011   0.944
                                                                                     2010   0.843
                                                                                     2009   0.637
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.233
                                                                                     2013   1.100
                                                                                     2012   1.006
                                                                                     2011   1.017
                                                                                     2010   0.937
                                                                                     2009   0.770
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2014   2.642
                                                                                     2013   2.046
                                                                                     2012   1.601
                                                                                     2011   1.886
                                                                                     2010   1.637
                                                                                     2009   1.067
                                                                                     2008   1.716
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)............................. 2014   1.767
                                                                                     2013   1.374
                                                                                     2012   1.214
                                                                                     2011   1.277
                                                                                     2010   1.030
                                                                                     2009   0.825
                                                                                     2008   1.251



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *............................ 2.355                 101,084
                                                                                     2.304                 148,930
                                                                                     2.124                 148,831
                                                                                     1.841                 152,276
                                                                                     1.817                 184,386
                                                                                     1.584                 185,304
                                                                                     1.089                 181,264
                                                                                     1.454                 178,313
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.216                  52,895
                                                                                     1.084                 178,324
                                                                                     1.058                 165,001
                                                                                     0.849                 214,722
                                                                                     0.908                 263,805
                                                                                     0.791                 243,514
                                                                                     0.593                 248,206
                                                                                     1.028                 213,355
                                                                                     1.223                 224,234
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 3.702                      --
                                                                                     3.552                 625,958
                                                                                     2.787                 699,447
                                                                                     2.299                 859,758
                                                                                     2.513               1,131,047
                                                                                     2.321               1,277,230
                                                                                     1.642               1,430,148
                                                                                     2.861               1,471,307
                                                                                     2.221               1,604,268
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.162                 562,003
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.542                  55,333
                                                                                     1.313                  42,409
                                                                                     0.913                  20,207
                                                                                     0.779                  22,183
                                                                                     0.763                   6,496
                                                                                     0.625                   3,644
                                                                                     0.476                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.316                 439,681
                                                                                     1.257                 384,231
                                                                                     1.074                  41,987
                                                                                     0.959                  25,097
                                                                                     0.992                  75,423
                                                                                     0.896                  66,385
                                                                                     0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.320                 562,728
                                                                                     1.257                 531,216
                                                                                     1.017                  45,760
                                                                                     0.888                  28,125
                                                                                     0.944                  43,396
                                                                                     0.843                  24,672
                                                                                     0.637                   3,272
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.291                 272,172
                                                                                     1.233                 271,055
                                                                                     1.100                  39,818
                                                                                     1.006                  32,628
                                                                                     1.017                  26,388
                                                                                     0.937                  15,010
                                                                                     0.770                     145
 MIST Harris Oakmark International Subaccount (Class A) (4/08)...................... 2.464                      --
                                                                                     2.642                      --
                                                                                     2.046                      --
                                                                                     1.601                      --
                                                                                     1.886                      --
                                                                                     1.637                      --
                                                                                     1.067                      --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)............................. 1.913                   3,716
                                                                                     1.767                  34,761
                                                                                     1.374                  21,182
                                                                                     1.214                  16,045
                                                                                     1.277                  12,960
                                                                                     1.030                   5,966
                                                                                     0.825                   3,087

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2014   2.060
                                                                            2013   1.485
                                                                            2012   1.270
                                                                            2011   1.297
                                                                            2010   1.039
                                                                            2009   0.784
                                                                            2008   1.207
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 2014   1.597
                                                                            2013   1.214
                                                                            2012   1.064
                                                                            2011   1.199
                                                                            2010   1.016
                                                                            2009   0.798
                                                                            2008   1.074
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.563
                                                                            2008   2.118
                                                                            2007   2.018
                                                                            2006   1.906
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.671
                                                                            2010   0.634
                                                                            2009   0.465
                                                                            2008   0.890
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2014   3.972
                                                                            2013   3.429
                                                                            2012   2.963
                                                                            2011   3.040
                                                                            2010   2.516
                                                                            2009   1.808
                                                                            2008   3.007
                                                                            2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.519
                                                                            2013   2.359
                                                                            2012   2.112
                                                                            2011   2.041
                                                                            2010   1.827
                                                                            2009   1.350
                                                                            2008   1.676
                                                                            2007   1.589
                                                                            2006   1.513
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.617
                                                                            2008   1.090
                                                                            2007   0.987
                                                                            2006   0.997
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.330
                                                                            2013   1.040
                                                                            2012   0.903
                                                                            2011   1.053
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................ 2014   1.776
                                                                            2013   1.358
                                                                            2012   1.166
                                                                            2011   1.298
                                                                            2010   1.097
                                                                            2009   0.879
                                                                            2008   1.269
                                                                            2007   1.387
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2014   3.074
                                                                            2013   3.272
                                                                            2012   2.783
                                                                            2011   3.456
                                                                            2010   2.824
                                                                            2009   1.691
                                                                            2008   3.840
                                                                            2007   3.041



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2.200                    358
                                                                            2.060                  4,802
                                                                            1.485                  4,547
                                                                            1.270                  3,694
                                                                            1.297                  4,360
                                                                            1.039                  3,637
                                                                            0.784                  5,046
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 1.650                 15,348
                                                                            1.597                 14,271
                                                                            1.214                 11,860
                                                                            1.064                 12,151
                                                                            1.199                 12,115
                                                                            1.016                 10,625
                                                                            0.798                 10,544
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 1.548                     --
                                                                            1.563                328,174
                                                                            2.118                315,159
                                                                            2.018                295,161
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.714                     --
                                                                            0.671                  2,362
                                                                            0.634                  2,277
                                                                            0.465                     --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 4.067                253,869
                                                                            3.972                271,724
                                                                            3.429                315,831
                                                                            2.963                406,829
                                                                            3.040                494,426
                                                                            2.516                570,598
                                                                            1.808                617,505
                                                                            3.007                680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.614                  9,018
                                                                            2.519                  9,018
                                                                            2.359                  7,210
                                                                            2.112                  8,728
                                                                            2.041                 15,352
                                                                            1.827                 12,783
                                                                            1.350                 14,697
                                                                            1.676                  9,769
                                                                            1.589                  9,399
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.587                     --
                                                                            0.617                 30,150
                                                                            1.090                 32,511
                                                                            0.987                 40,412
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 1.379                126,505
                                                                            1.330                265,628
                                                                            1.040                258,006
                                                                            0.903                254,455
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................ 1.783                 54,498
                                                                            1.776                117,899
                                                                            1.358                113,154
                                                                            1.166                133,300
                                                                            1.298                151,085
                                                                            1.097                143,498
                                                                            0.879                185,616
                                                                            1.269                152,474
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2.846                  8,913
                                                                            3.074                 25,381
                                                                            3.272                 13,368
                                                                            2.783                 11,908
                                                                            3.456                 15,231
                                                                            2.824                 12,933
                                                                            1.691                 17,589
                                                                            3.840                 17,944

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.560           1.433                  25,798
                                                                          2013   1.325           1.560                  64,389
                                                                          2012   1.151           1.325                  72,131
                                                                          2011   1.306           1.151                  84,500
                                                                          2010   1.187           1.306                  67,115
                                                                          2009   0.914           1.187                  76,705
                                                                          2008   1.607           0.914                  85,883
                                                                          2007   1.527           1.607                  55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.398           2.601                      --
                                                                          2012   2.301           2.398                  75,156
                                                                          2011   2.457           2.301                  75,624
                                                                          2010   2.019           2.457                  83,337
                                                                          2009   1.492           2.019                 100,690
                                                                          2008   2.354           1.492                 100,242
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2014   1.389           1.385                   9,903
                                                                          2013   1.012           1.389                  51,655
                                                                          2012   0.938           1.012                  40,501
                                                                          2011   1.021           0.938                  46,266
                                                                          2010   0.783           1.021                  45,006
                                                                          2009   0.504           0.783                  43,628
                                                                          2008   0.907           0.504                  36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.850           0.956                      --
                                                                          2011   0.870           0.850               1,216,956
                                                                          2010   0.803           0.870               1,393,892
                                                                          2009   0.565           0.803               1,500,889
                                                                          2008   1.007           0.565               1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014   1.417           1.432                 500,027
                                                                          2013   1.126           1.417                 501,373
                                                                          2012   0.939           1.126                 549,562
                                                                          2011   1.037           0.939                 730,186
                                                                          2010   0.904           1.037               1,097,209
                                                                          2009   0.652           0.904               1,526,194
                                                                          2008   1.108           0.652               1,630,843
                                                                          2007   1.055           1.108               1,593,176
                                                                          2006   0.996           1.055               1,844,071
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2014   1.323           1.347                   8,113
                                                                          2013   1.472           1.323                   9,209
                                                                          2012   1.364           1.472                   5,411
                                                                          2011   1.240           1.364                   1,650
                                                                          2010   1.163           1.240                   8,354
                                                                          2009   0.995           1.163                   2,466
                                                                          2008   1.112           0.995                      --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.843           1.895                  73,990
                                                                          2013   1.903           1.843                 294,287
                                                                          2012   1.765           1.903                 342,357
                                                                          2011   1.733           1.765                 380,614
                                                                          2010   1.623           1.733                 382,898
                                                                          2009   1.453           1.623                 327,323
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.972           2.164                  20,553
                                                                          2013   1.502           1.972                 162,487
                                                                          2012   1.376           1.502                 158,327
                                                                          2011   1.460           1.376                 168,628
                                                                          2010   1.273           1.460                 164,021
                                                                          2009   1.041           1.273                 157,246
                                                                          2008   1.570           1.041                  69,902
                                                                          2007   1.515           1.570                  65,572
                                                                          2006   1.406           1.515                  51,249
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.401           2.479                  36,394
                                                                          2013   2.395           2.401                  83,835
                                                                          2012   2.174           2.395                  51,624
                                                                          2011   2.125           2.174                  59,778
                                                                          2010   1.920           2.125                  74,688
                                                                          2009   1.461           1.920                  93,983
                                                                          2008   1.658           1.461                  92,649
                                                                          2007   1.576           1.658                  85,230
                                                                          2006   1.518           1.576                  87,171

                     GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2014   7.078
                                                                            2013   5.360
                                                                            2012   4.603
                                                                            2011   4.858
                                                                            2010   4.206
                                                                            2009   3.599
                                                                            2008   5.407
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.585
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.365
                                                                            2006   1.287
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.704
                                                                            2013   1.287
                                                                            2012   1.148
                                                                            2011   1.161
                                                                            2010   1.045
                                                                            2009   0.888
                                                                            2008   1.435
                                                                            2007   1.421
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.641
                                                                            2006   1.593
                                                                            2005   1.581
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.862
                                                                            2006   1.491
                                                                            2005   1.318
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.348
                                                                            2006   1.213
                                                                            2005   1.152
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.775
                                                                            2006   1.582
                                                                            2005   1.494
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.046
                                                                            2013   2.122
                                                                            2012   2.069
                                                                            2011   1.949
                                                                            2010   1.862
                                                                            2009   1.794
                                                                            2008   1.715
                                                                            2007   1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.791
                                                                            2013   1.828
                                                                            2012   1.723
                                                                            2011   1.638
                                                                            2010   1.531
                                                                            2009   1.417
                                                                            2008   1.487
                                                                            2007   1.417
                                                                            2006   1.361
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.609
                                                                            2013   1.214
                                                                            2012   1.076
                                                                            2011   1.197
                                                                            2010   1.012
                                                                            2009   0.802
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.027
                                                                            2008   3.130
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.641
                                                                            2013   1.262
                                                                            2012   1.122
                                                                            2011   1.114
                                                                            2010   1.036
                                                                            2009   0.945
                                                                            2008   1.384



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 7.234                     --
                                                                            7.078                     --
                                                                            5.360                     --
                                                                            4.603                     --
                                                                            4.858                     --
                                                                            4.206                     --
                                                                            3.599                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 1.732                 49,576
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 1.433                     --
                                                                            1.365                 14,327
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 1.911                     --
                                                                            1.704                 31,757
                                                                            1.287                 25,085
                                                                            1.148                 31,214
                                                                            1.161                 28,934
                                                                            1.045                 26,056
                                                                            0.888                 23,421
                                                                            1.435                 19,575
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.693                     --
                                                                            1.641                144,941
                                                                            1.593                171,443
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 1.998                     --
                                                                            1.862                 88,285
                                                                            1.491                120,444
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.408                     --
                                                                            1.348                325,586
                                                                            1.213                362,097
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.773                     --
                                                                            1.775                167,102
                                                                            1.582                160,201
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2.136                 58,663
                                                                            2.046                103,637
                                                                            2.122                 97,107
                                                                            2.069                 94,698
                                                                            1.949                 87,113
                                                                            1.862                 74,362
                                                                            1.794                 61,878
                                                                            1.715                 70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.893                124,919
                                                                            1.791                157,458
                                                                            1.828                149,848
                                                                            1.723                172,061
                                                                            1.638                200,641
                                                                            1.531                276,815
                                                                            1.417                253,364
                                                                            1.487                280,087
                                                                            1.417                263,661
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.729                229,542
                                                                            1.609                470,785
                                                                            1.214                484,756
                                                                            1.076                511,043
                                                                            1.197                522,827
                                                                            1.012                568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.110                     --
                                                                            2.027                     --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 1.777                  4,093
                                                                            1.641                 10,872
                                                                            1.262                  3,983
                                                                            1.122                  2,090
                                                                            1.114                     --
                                                                            1.036                     --
                                                                            0.945                     --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.228           1.212                 318,124
                                                                        2013   1.244           1.228                 802,403
                                                                        2012   1.260           1.244               2,023,451
                                                                        2011   1.277           1.260                 343,240
                                                                        2010   1.288           1.277                 587,116
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.643           0.636                      --
                                                                        2008   1.089           0.643                 128,473
                                                                        2007   1.148           1.089                 109,318
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.747           0.781                      --
                                                                        2008   1.372           0.747                 588,245
                                                                        2007   1.337           1.372                 544,538
                                                                        2006   1.317           1.337                 564,682
 MSF FI Value Leaders Subaccount (Class D) (4/08)...................... 2013   1.426           1.571                      --
                                                                        2012   1.249           1.426                 246,063
                                                                        2011   1.350           1.249                 226,609
                                                                        2010   1.195           1.350                 223,988
                                                                        2009   0.995           1.195                 194,083
                                                                        2008   1.527           0.995                 198,176
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.890           2.072                  53,161
                                                                        2013   1.444           1.890                 184,222
                                                                        2012   1.319           1.444                 211,548
                                                                        2011   1.380           1.319                 198,483
                                                                        2010   1.213           1.380                 213,606
                                                                        2009   0.824           1.213                 209,357
                                                                        2008   1.538           0.824                 214,108
                                                                        2007   1.294           1.538                 197,240
                                                                        2006   1.323           1.294                 209,002
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.244           1.339                 988,466
                                                                        2013   0.919           1.244               1,020,172
                                                                        2012   0.950           0.919               1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.844           0.962                      --
                                                                        2011   0.853           0.844                  39,416
                                                                        2010   0.776           0.853                  59,441
                                                                        2009   0.563           0.776                  59,653
                                                                        2008   0.849           0.563                  65,120
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.974           1.057                      --
                                                                        2010   0.853           0.974                 297,464
                                                                        2009   0.657           0.853                 235,664
                                                                        2008   1.118           0.657                 230,643
                                                                        2007   1.097           1.118                 182,529
                                                                        2006   1.000           1.097                  35,015
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.352           1.394                 317,331
                                                                        2013   1.313           1.352                 400,895
                                                                        2012   1.219           1.313                 487,443
                                                                        2011   1.196           1.219                 416,019
                                                                        2010   1.101           1.196                 351,068
                                                                        2009   0.925           1.101                 332,614
                                                                        2008   1.095           0.925                  59,992
                                                                        2007   1.051           1.095                  36,688
                                                                        2006   1.000           1.051                     384
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.382           1.431                  43,908
                                                                        2013   1.262           1.382                 498,423
                                                                        2012   1.147           1.262                 476,914
                                                                        2011   1.150           1.147                 313,840
                                                                        2010   1.044           1.150                 265,434
                                                                        2009   0.856           1.044                 142,450
                                                                        2008   1.105           0.856                 102,061
                                                                        2007   1.069           1.105                  71,310
                                                                        2006   1.000           1.069                   8,556
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........... 2014   1.393           1.444                 393,374
                                                                        2013   1.196           1.393               1,759,331
                                                                        2012   1.070           1.196               1,496,215
                                                                        2011   1.099           1.070               1,453,446
                                                                        2010   0.984           1.099               2,025,755
                                                                        2009   0.788           0.984               1,525,132
                                                                        2008   1.118           0.788                 853,929
                                                                        2007   1.086           1.118                 518,236
                                                                        2006   1.000           1.086                  27,519

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 2014   1.387
                                                                                 2013   1.130
                                                                                 2012   0.992
                                                                                 2011   1.045
                                                                                 2010   0.923
                                                                                 2009   0.724
                                                                                 2008   1.131
                                                                                 2007   1.103
                                                                                 2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2014   2.817
                                                                                 2013   2.161
                                                                                 2012   1.891
                                                                                 2011   1.881
                                                                                 2010   1.659
                                                                                 2009   1.331
                                                                                 2008   2.144
                                                                                 2007   2.157
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2014   2.741
                                                                                 2013   2.339
                                                                                 2012   2.128
                                                                                 2011   2.109
                                                                                 2010   1.945
                                                                                 2009   1.665
                                                                                 2008   2.171
                                                                                 2007   2.111
                                                                                 2006   1.971
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2014   2.014
                                                                                 2013   1.503
                                                                                 2012   1.306
                                                                                 2011   1.312
                                                                                 2010   1.193
                                                                                 2009   1.000
                                                                                 2008   1.501
                                                                                 2007   1.413
                                                                                 2006   1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2014   1.853
                                                                                 2013   1.540
                                                                                 2012   1.319
                                                                                 2011   1.527
                                                                                 2010   1.430
                                                                                 2009   1.126
                                                                                 2008   1.969
                                                                                 2007   2.017
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   3.278
                                                                                 2013   2.619
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2014   2.676
                                                                                 2013   1.957
                                                                                 2012   1.704
                                                                                 2011   1.800
                                                                                 2010   1.437
                                                                                 2009   1.155
                                                                                 2008   1.760
                                                                                 2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2014   2.233
                                                                                 2013   1.630
                                                                                 2012   1.392
                                                                                 2011   1.429
                                                                                 2010   1.240
                                                                                 2009   0.878
                                                                                 2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2014   2.986
                                                                                 2013   2.098
                                                                                 2012   1.834
                                                                                 2011   1.831
                                                                                 2010   1.378
                                                                                 2009   1.007
                                                                                 2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   2.132
                                                                                 2006   2.003



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).................... 1.441                  60,968
                                                                                 1.387                 352,449
                                                                                 1.130                 253,815
                                                                                 0.992                 221,593
                                                                                 1.045                 195,363
                                                                                 0.923                 128,468
                                                                                 0.724                  88,977
                                                                                 1.131                  49,754
                                                                                 1.103                  28,047
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 3.152                 678,934
                                                                                 2.817                 771,828
                                                                                 2.161                 735,441
                                                                                 1.891                 891,119
                                                                                 1.881               1,554,435
                                                                                 1.659               1,822,506
                                                                                 1.331               1,837,935
                                                                                 2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.934                 254,576
                                                                                 2.741                 592,698
                                                                                 2.339                 604,644
                                                                                 2.128                 664,709
                                                                                 2.109                 769,355
                                                                                 1.945                 804,617
                                                                                 1.665                 837,337
                                                                                 2.171                 807,111
                                                                                 2.111                 760,953
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2.203                  94,730
                                                                                 2.014                 247,754
                                                                                 1.503                   2,442
                                                                                 1.306                  15,183
                                                                                 1.312                  15,688
                                                                                 1.193                   2,671
                                                                                 1.000                   2,953
                                                                                 1.501                   2,337
                                                                                 1.413                     511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 1.719                  34,314
                                                                                 1.853                  49,477
                                                                                 1.540                  51,778
                                                                                 1.319                  54,300
                                                                                 1.527                  66,861
                                                                                 1.430                  69,826
                                                                                 1.126                  58,762
                                                                                 1.969                  53,552
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 3.236                  37,033
                                                                                 3.278                  72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2.775                  67,244
                                                                                 2.676                  69,787
                                                                                 1.957                  66,734
                                                                                 1.704                  76,687
                                                                                 1.800                 102,370
                                                                                 1.437                 120,346
                                                                                 1.155                 118,331
                                                                                 1.760                 114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2.398                   2,058
                                                                                 2.233                  33,363
                                                                                 1.630                  24,842
                                                                                 1.392                  17,990
                                                                                 1.429                  15,781
                                                                                 1.240                  11,048
                                                                                 0.878                      --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.143                  65,616
                                                                                 2.986                 149,571
                                                                                 2.098                 143,990
                                                                                 1.834                 157,641
                                                                                 1.831                 176,999
                                                                                 1.378                 163,816
                                                                                 1.007                 171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2.216                      --
                                                                                 2.132                 115,932

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.948
                                                                                   2013   1.985
                                                                                   2012   1.942
                                                                                   2011   1.862
                                                                                   2010   1.780
                                                                                   2009   1.726
                                                                                   2008   1.752
                                                                                   2007   1.699
                                                                                   2006   1.638
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.197
                                                                                   2013   1.846
                                                                                   2012   1.664
                                                                                   2011   1.624
                                                                                   2010   1.501
                                                                                   2009   1.296
                                                                                   2008   1.746
                                                                                   2007   1.729
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.568
                                                                                   2013   1.188
                                                                                   2012   1.067
                                                                                   2011   1.126
                                                                                   2010   1.019
                                                                                   2009   0.782
                                                                                   2008   1.264
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.401
                                                                                   2008   1.355
                                                                                   2007   1.262
                                                                                   2006   1.231
                                                                                   2005   1.218
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.980
                                                                                   2007   0.900
                                                                                   2006   0.821
                                                                                   2005   0.775
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.417
                                                                                   2006   1.124
                                                                                   2005   1.015
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.978
                                                                                   2006   1.708
                                                                                   2005   1.617
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.936
                                                                                   2005   0.872
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.418
                                                                                   2005   1.432
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.239
                                                                                   2005   2.017
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.211
                                                                                   2005   1.095
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)............................... 2006   1.249
                                                                                   2005   1.228
 Travelers MFS(R) Total Return Subaccount (10/96)................................. 2006   1.907
                                                                                   2005   1.877
 Travelers MFS(R) Value Subaccount (5/04)......................................... 2006   1.180
                                                                                   2005   1.123
 Travelers Pioneer Fund Subaccount (10/96)........................................ 2006   1.324
                                                                                   2005   1.265
 Travelers Pioneer Strategic Income Subaccount (10/96)............................ 2006   1.501
                                                                                   2005   1.467
 Travelers Quality Bond Subaccount (9/97)......................................... 2006   1.373
                                                                                   2005   1.368



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.979                184,771
                                                                                   1.948                195,372
                                                                                   1.985                200,692
                                                                                   1.942                205,750
                                                                                   1.862                212,057
                                                                                   1.780                238,592
                                                                                   1.726                250,086
                                                                                   1.752                244,047
                                                                                   1.699                250,537
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2.398                273,645
                                                                                   2.197                355,932
                                                                                   1.846                430,541
                                                                                   1.664                459,023
                                                                                   1.624                573,368
                                                                                   1.501                739,755
                                                                                   1.296                355,777
                                                                                   1.746                349,898
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.712                209,348
                                                                                   1.568                454,461
                                                                                   1.188                443,884
                                                                                   1.067                410,888
                                                                                   1.126                423,913
                                                                                   1.019                417,916
                                                                                   0.782                408,659
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.449                     --
                                                                                   1.401                260,317
                                                                                   1.355                131,730
                                                                                   1.262                188,291
                                                                                   1.231                176,667
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.910                     --
                                                                                   0.980                 24,709
                                                                                   0.900                 21,340
                                                                                   0.821                 18,531
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.535                     --
                                                                                   1.417                 46,362
                                                                                   1.124                 41,099
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.114                     --
                                                                                   1.978                112,489
                                                                                   1.708                 87,228
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 0.997                     --
                                                                                   0.936                 33,734
 Travelers Convertible Securities Subaccount (8/99)............................... 1.513                     --
                                                                                   1.418                  8,176
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2.448                     --
                                                                                   2.239                 94,671
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 1.287                     --
                                                                                   1.211                 11,733
 Travelers MFS(R) Mid Cap Growth Subaccount (10/98)............................... 1.323                     --
                                                                                   1.249                192,771
 Travelers MFS(R) Total Return Subaccount (10/96)................................. 1.971                     --
                                                                                   1.907                696,378
 Travelers MFS(R) Value Subaccount (5/04)......................................... 1.276                     --
                                                                                   1.180                  3,791
 Travelers Pioneer Fund Subaccount (10/96)........................................ 1.406                     --
                                                                                   1.324                 74,740
 Travelers Pioneer Strategic Income Subaccount (10/96)............................ 1.518                     --
                                                                                   1.501                140,375
 Travelers Quality Bond Subaccount (9/97)......................................... 1.361                     --
                                                                                   1.373                237,104

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.462           1.527                     --
                                                                       2005   1.452           1.462                368,572
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.698           1.638                     --
                                                                       2005   1.649           1.698                317,572
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.357           2.543                272,852
                                                                       2013   2.012           2.357                315,666
                                                                       2012   1.841           2.012                314,990
                                                                       2011   1.865           1.841                319,925
                                                                       2010   1.685           1.865                659,896
                                                                       2009   1.390           1.685                680,013
                                                                       2008   1.882           1.390                679,310
                                                                       2007   1.720           1.882                769,082
                                                                       2006   1.618           1.720                757,675
                                                                       2005   1.570           1.618                716,575
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.562           0.577                     --
                                                                       2008   1.000           0.562                 34,977
                                                                       2007   0.901           1.000                 48,019
                                                                       2006   0.855           0.901                 54,019
                                                                       2005   0.803           0.855                 46,501

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

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


                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES



                       FORMER NAME                                            NEW NAME
--------------------------------------------------------- ------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST                 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio             Western Asset Core Plus VIT Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Counsel Variable Social Awareness Portfolio   1919 Variable Socially Responsive Balanced Fund
MET INVESTORS SERIES TRUST                                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio - Class B         MetLife Small Cap Value Portfolio - Class B

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


                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                    PORTFOLIO/SERIES                     MARKETING NAME
----------------------------------------- ------------------------------ ----------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio                      Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio        Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio          Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Calculation of Money Market Yield

Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY USA, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.



Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 15

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   Barclays Aggregate Bond Index Portfolio

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Fidelity(R) VIP High Income Portfolio

   o   Western Asset Core Plus VIT Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                          GOLD TRACK SELECT PROSPECTUS
This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company USA (the "Company", "Our", "Us" or "We"). The Contract is available for use in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. Effective January 1, 2014, this Contract is no longer available to new Plans in New York State.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2040 Portfolio
     Freedom 2050 Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     American Funds(R) Balanced Allocation Portfolio -- Class C American Funds(R) Growth Allocation Portfolio -- Class C American Funds(R) Moderate Allocation Portfolio -- Class C BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A

     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Multi-Index Targeted Risk Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     Pyramis(R) Managed Risk Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     Barclays Aggregate Bond Index Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Mid Cap Stock Index Portfolio -- Class G
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     MSCI EAFE(R) Index Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     Russell 2000(R) Index Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2015.

We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED: MAY 1, 2015

                               TABLE OF CONTENTS






                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   13
The Annuity Contract and Your Retirement Plan................   13
  403(b) Plan Terminations...................................   13
  Other Plan Terminations....................................   14
The Annuity Contract.........................................   14
  Contract Owner Inquiries...................................   15
  Allocated Contracts........................................   15
  Unallocated Contracts......................................   15
  Purchase Payments..........................................   15
  Purchase Payments ---- Section 403(b) Plans................   16
  Accumulation Units.........................................   16
  Valuation of Assets........................................   16
  The Funding Options........................................   17
  Underlying Funds Which Are Fund of Funds...................   23
Charges And Deductions.......................................   24
  General....................................................   24
  Surrender Charge...........................................   24
  Free Withdrawal Allowance..................................   26
  Mortality and Expense Risk Charge..........................   26
  Funding Option Expenses....................................   26
  Variable Liquidity Benefit Charge..........................   26
  Administrative Charge......................................   26
  TPA Administrative Charges.................................   27
  Premium Tax................................................   27
  Income Taxes...............................................   27
  Changes in Taxes Based upon Premium or Value...............   27
  Account Reduction Loan Fees................................   27
Transfers....................................................   27
  Restrictions on Transfers..................................   28
  Dollar Cost Averaging......................................   29
Access to Your Money.........................................   30
  Systematic Withdrawals.....................................   31
  Account Reduction Loans....................................   31
Ownership Provisions.........................................   31
  Types of Ownership.........................................   31
  Contract Owner.............................................   31
  Beneficiary................................................   32
  Abandoned Property Requirements............................   32
  Annuitant..................................................   32
Death Benefit................................................   32
  Death Benefit Proceeds Prior to the Maturity Date..........   32
  Payment of Proceeds........................................   33
  Death Proceeds after the Maturity Date.....................   33
  Total Control Account......................................   33


                                                              PAGE
                                                              -----
The Annuity Period...........................................   34
  Maturity Date..............................................   34
  Allocation of Annuity......................................   34
  Variable Annuity...........................................   34
  Fixed Annuity..............................................   35
  Election of Options........................................   35
  Retired Life Certificate...................................   35
  Allocation of Contract Value During the Annuity Period.....   35
  Annuity Options............................................   36
  Variable Liquidity Benefit.................................   37
Miscellaneous Contract Provisions............................   37
  Right to Return............................................   37
  Termination of Allocated Contracts.........................   37
  Contract Exchanges.........................................   38
  Suspension of Payments.....................................   39
  Misstatement...............................................   39
  Funding Options............................................   39
  Cybersecurity Risks........................................   39
The Separate Account.........................................   40
  Performance Information....................................   40
Federal Tax Considerations...................................   41
  Qualified Annuity Contracts................................   41
                                                                44
Other Information............................................   46
  The Insurance Company......................................   46
  Financial Statements.......................................   46
  Distribution of the Contracts..............................   46
  Conformity with State and Federal Laws.....................   48
  Voting Rights..............................................   48
  Contract Modification......................................   49
  Postponement of Payment (the "Emergency
    Procedure")..............................................   49
  Restrictions on Financial Transactions.....................   49
  Legal Proceedings..........................................   49
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities.......  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal And Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant....................  E-1
Appendix F: Competing Funds..................................  F-1
Appendix G: Premium Tax Table................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company USA.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges.

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DCA PROGRAM -- pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

NET INVESTMENT RATE -- Assumed investment return during the Annuity Period for a Variable Annuity.

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403 or 457(b) of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403 or 457(b) of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Funding Options, "You" means the Participant or Annuitant who is giving Us instructions about the Funding Options. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company USA is intended for retirement savings or other long-term investment purposes.


The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457(b) of the Code.) The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, subject to Our underwriting requirements, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements, subject to Our underwriting requirements. Purchase of this Contract through a qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the qualified retirement Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A funding option administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.


CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(3)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(4)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                          1.30%

(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%

(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Met Investors Series Trust; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an
   amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio --
   Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.61%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund.............. 0.52%        0.25%          0.03%
 American Funds Growth Fund..................... 0.33%        0.25%          0.02%
 American Funds Growth-Income Fund.............. 0.27%        0.25%          0.02%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series......... 0.72%          --           0.08%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................ 0.55%        0.25%          0.08%
 Dynamic Capital Appreciation Portfolio+........ 0.55%        0.25%          0.17%
 Freedom 2020 Portfolio++.......................   --         0.25%            --
 Freedom 2025 Portfolio++.......................   --         0.25%            --
 Freedom 2030 Portfolio++.......................   --         0.25%            --
 Freedom 2040 Portfolio++.......................   --         0.25%            --
 Freedom 2050 Portfolio++.......................   --         0.25%            --
 Mid Cap Portfolio.............................. 0.55%        0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.......... 1.24%        0.25%          0.12%
 Templeton Foreign VIP Fund..................... 0.74%        0.25%          0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio........................... 0.64%        0.25%          0.04%
 Global Research Portfolio+..................... 0.56%        0.25%          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+.................................... 0.75%          --           0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........   --             0.80%       --              0.80%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio+........   --             0.97%       --              0.97%
 Freedom 2020 Portfolio++....................... 0.60%            0.85%       --              0.85%
 Freedom 2025 Portfolio++....................... 0.64%            0.89%       --              0.89%
 Freedom 2030 Portfolio++....................... 0.68%            0.93%       --              0.93%
 Freedom 2040 Portfolio++....................... 0.69%            0.94%       --              0.94%
 Freedom 2050 Portfolio++....................... 0.69%            0.94%       --              0.94%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........   --             1.61%       --              1.61%
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.93%       --              0.93%
 Global Research Portfolio+.....................   --             0.86%       --              0.86%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+....................................   --             0.80%     0.00%             0.80%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --           0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................    0.75%       --           0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio+....................................    0.65%       --           0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --           0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --           0.20%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C..........................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C..........................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A......    0.60%       --           0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+......................................    0.55%       --           0.02%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................    0.55%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --           0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --           0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%          0.01%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B..........................    0.18%     0.25%          0.03%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%          0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................    0.86%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.69%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................    0.64%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A..............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A.......................................    0.56%       --           0.06%
 Pyramis(R) Managed Risk Portfolio --
  Class B.......................................    0.45%     0.25%          0.08%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................   --             0.81%     0.00%             0.81%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio+....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.65%     0.11%             0.54%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................... 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C.......................... 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C.......................... 0.40%            1.02%       --              1.02%
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A+......................................   --             0.57%     0.01%             0.56%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................   --             0.82%     0.01%             0.81%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B.......................... 0.22%            0.68%       --              0.68%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................   --             1.01%     0.02%             0.99%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+.........................   --             0.94%     0.01%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A..............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A.......................................   --             0.62%       --              0.62%
 Pyramis(R) Managed Risk Portfolio --
  Class B....................................... 0.56%            1.34%     0.12%             1.22%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+.........................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E..........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class A..........................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A..............    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.05%     0.25%          0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class G..........................................    0.25%     0.30%          0.05%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.47%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................    0.65%       --           0.29%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund+..........................    0.75%     0.25%          0.34%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+.........................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E..........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.00%             0.28%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.06%             0.65%
 BlackRock Large Cap Value Portfolio --
  Class B..........................................   --             0.90%     0.03%             0.87%
 BlackRock Money Market Portfolio --
  Class A..........................................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.08%             0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.65%            0.96%       --              0.96%
 MetLife Mid Cap Stock Index Portfolio --
  Class G.......................................... 0.01%            0.61%     0.00%             0.61%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%             0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.00%             0.83%
 Russell 2000(R) Index Portfolio -- Class A........ 0.05%            0.37%     0.01%             0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.73%     0.11%             0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................   --             0.94%     0.05%             0.89%
WELLS FARGO VARIABLE TRUST -- CLASS 2
 VT Small Cap Value Fund+.......................... 0.01%            1.35%     0.20%             1.15%

+     Not available under all Contracts. Availability depends on Contract issue date.


++    This portfolio is not available for investment prior to May 4, 2015.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $781    $1,222    $1,738     $3,104     $281      $862    $1,468    $3,104
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $647    $  817    $1,059     $1,727     $147      $457    $  789    $1,727

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS

Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued
Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract.) The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan


PURCHASE PAYMENTS


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.

THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value         Seeks capital appreciation.             Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio+                                                                     Company
                                                                                Subadviser: FMR Co., Inc.
Freedom 2020 Portfolio++                Seeks high total return with a          Strategic Advisers, Inc.
                                        secondary objective of principal
                                        preservation as the fund approaches
                                        its target date and beyond.
Freedom 2025 Portfolio++                Seeks high total return with a          Strategic Advisers, Inc.
                                        secondary objective of principal
                                        preservation as the fund approaches
                                        its target date and beyond.
Freedom 2030 Portfolio++                Seeks high total return with a          Strategic Advisers, Inc.
                                        secondary objective of principal
                                        preservation as the fund approaches
                                        its target date and beyond.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Freedom 2040 Portfolio++               Seeks high total return with a          Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Freedom 2050 Portfolio++               Seeks high total return with a          Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+             Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio+                                                             LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio+                            Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain an average            Management Company; Western
                                        duration within 30% of the average        Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
American Funds(R) Balanced              Seeks a balance between a high level      MetLife Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate              Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C        of income and growth of capital, with
                                        a greater emphasis on income.
BlackRock High Yield Portfolio --       Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A+                                                            Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Multi-Index Targeted Risk       Seeks a balance between growth of         MetLife Advisers, LLC
 Portfolio -- Class B                   capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                        greater emphasis on growth of             Investment Management, LLC
                                        capital.
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                            Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pyramis(R) Managed Risk Portfolio --    Seeks total return.                       MetLife Advisers, LLC
 Class B                                                                          Subadviser: Pyramis Global Advisors,
                                                                                  LLC
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E+                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP

              UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- ------------------------------------
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index              Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                      Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                    Management, LLC
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value                  Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Mid Cap Stock Index                Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class G                      Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                           Composite Stock Price Index.             Management, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MSCI EAFE(R) Index Portfolio --            Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                   MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                    Management, LLC
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Russell 2000(R) Index Portfolio --      Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                  Management, LLC
T. Rowe Price Large Cap Growth          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
T. Rowe Price Small Cap Growth          Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: T. Rowe Price Associates,
                                                                                  Inc.
Western Asset Management                Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --           consistent with preservation of capital   Subadviser: Western Asset
 Class A                                and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A       Seeks long-term capital appreciation      MetLife Advisers, LLC
                                        with some current income.                 Subadviser: Wellington Management
                                                                                  Company LLP
WMC Core Equity Opportunities           Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                   income over time and, secondarily,        Subadviser: Wellington Management
                                        long-term capital appreciation and        Company LLP
                                        current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.
WELLS FARGO VARIABLE TRUST -- CLASS 2
VT Small Cap Value Fund+                Seeks long-term capital appreciation.     Wells Fargo Funds Management, LLC
                                                                                  Subadviser: Wells Capital
                                                                                  Management Incorporated

+     Not available under all Contracts. Availability depends on Contract issue date.


++    This portfolio is not available for investment prior to May 4, 2015.



UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":


Freedom 2020 Portfolio

Freedom 2025 Portfolio

Freedom 2030 Portfolio

Freedom 2040 Portfolio

Freedom 2050 Portfolio


MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds (R) Balanced Allocation Portfolio
American Funds (R) Growth Allocation Portfolio
American Funds (R) Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis (R) Managed Risk Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


SURRENDER CHARGE

We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employee Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

   o to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right with 30 days advance written notice to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Delaware VIP(R) Small Cap Value Series, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Core Plus VIT Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and MetLife Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.


DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS


We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity paymnets may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made.Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract is issued in New York, on or after April 30, 2007 and prior to January 1, 2014, and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CONTRACT VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007 AND PRIOR TO JANUARY 1, 2014:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES

   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.


Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



CYBERSECURITY RISKS

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios;

impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.



FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Contracts.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, New York 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Contracts are sold through Company licensed sales representatives who are associated with our affiliated broker-dealers MetLife Securities, Inc. ("MSI"), which is paid compensation for the promotion and sale of the Contracts. MSI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is also a member of FINRA. The Contracts may also be sold through other registered broker-dealers. The Contracts may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge under the Contracts. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Contracts is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through Company representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Contracts are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
      (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   1.322           1.398                      --
                                                                       2006   1.148           1.322              12,633,367
                                                                       2005   1.100           1.148              12,702,852
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.089           1.171                      --
                                                                       2006   1.000           1.089                   7,441
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   1.155           1.219                      --
                                                                       2005   1.097           1.155                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   1.434           1.373                      --
                                                                       2007   1.233           1.434                  33,514
                                                                       2006   1.205           1.233                      --
                                                                       2005   1.123           1.205                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.450           2.499               2,060,923
                                                                       2013   1.902           2.450               2,728,006
                                                                       2012   1.557           1.902               2,886,059
                                                                       2011   1.714           1.557               2,852,663
                                                                       2010   1.538           1.714               2,724,456
                                                                       2009   1.084           1.538               2,563,147
                                                                       2008   1.765           1.084               2,317,539
                                                                       2007   1.541           1.765               1,422,141
                                                                       2006   1.284           1.541                      --
                                                                       2005   1.129           1.284                      --
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   2.165           2.342               3,635,427
                                                                       2013   1.669           2.165               4,987,086
                                                                       2012   1.420           1.669               5,517,061
                                                                       2011   1.488           1.420               5,463,701
                                                                       2010   1.257           1.488               5,331,596
                                                                       2009   0.905           1.257               5,040,443
                                                                       2008   1.619           0.905               4,385,050
                                                                       2007   1.446           1.619               2,658,286
                                                                       2006   1.316           1.446                      --
                                                                       2005   1.136           1.316                      --
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2014   1.912           2.109               1,807,344
                                                                       2013   1.437           1.912               2,740,611
                                                                       2012   1.226           1.437               3,057,629
                                                                       2011   1.253           1.226               2,985,433
                                                                       2010   1.128           1.253               2,838,157
                                                                       2009   0.862           1.128               2,658,398
                                                                       2008   1.391           0.862               2,240,317
                                                                       2007   1.328           1.391               1,795,305
                                                                       2006   1.157           1.328                      --
                                                                       2005   1.096           1.157                      --
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   1.409           1.401                      --
                                                                       2005   1.196           1.409              34,078,290

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   2.051
                                                                                      2006   1.553
                                                                                      2005   1.217
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   1.221
                                                                                      2005   1.143
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 2014   2.514
                                                                                      2013   1.889
                                                                                      2012   1.663
                                                                                      2011   1.691
                                                                                      2010   1.282
                                                                                      2009   0.976
                                                                                      2008   1.395
                                                                                      2007   1.499
                                                                                      2006   1.294
                                                                                      2005   1.186
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.357
                                                                                      2007   1.270
                                                                                      2006   1.094
                                                                                      2005   1.051
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.087
                                                                                      2007   1.226
                                                                                      2006   1.185
                                                                                      2005   1.123
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97).................... 2007   1.169
                                                                                      2006   1.092
                                                                                      2005   1.053
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2014   2.251
                                                                                      2013   1.724
                                                                                      2012   1.489
                                                                                      2011   1.536
                                                                                      2010   1.318
                                                                                      2009   0.975
                                                                                      2008   1.707
                                                                                      2007   1.460
                                                                                      2006   1.314
                                                                                      2005   1.130
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   2.587
                                                                                      2013   1.877
                                                                                      2012   1.540
                                                                                      2011   1.588
                                                                                      2010   1.350
                                                                                      2009   0.997
                                                                                      2008   1.706
                                                                                      2007   1.603
                                                                                      2006   1.413
                                                                                      2005   1.174
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2014   1.801
                                                                                      2013   1.410
                                                                                      2012   1.206
                                                                                      2011   1.198
                                                                                      2010   1.043
                                                                                      2009   0.804
                                                                                      2008   1.405
                                                                                      2007   1.388
                                                                                      2006   1.159
                                                                                      2005   1.098
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   1.560
                                                                                      2007   1.232
                                                                                      2006   1.157
                                                                                      2005   1.097



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2.158                      --
                                                                                      2.051                      --
                                                                                      1.553                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 1.615                      --
                                                                                      1.221                      --
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 2.654               2,045,181
                                                                                      2.514               2,950,287
                                                                                      1.889               3,154,087
                                                                                      1.663               3,235,759
                                                                                      1.691               3,156,510
                                                                                      1.282               2,999,041
                                                                                      0.976               2,725,428
                                                                                      1.395               2,368,826
                                                                                      1.499                      --
                                                                                      1.294                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.304                      --
                                                                                      1.357                 191,848
                                                                                      1.270                      --
                                                                                      1.094                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.031                      --
                                                                                      1.087               2,912,629
                                                                                      1.226               1,764,552
                                                                                      1.185               2,140,789
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97).................... 1.229                      --
                                                                                      1.169               7,009,717
                                                                                      1.092               7,352,458
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2.505               4,592,816
                                                                                      2.251               6,244,974
                                                                                      1.724               6,534,121
                                                                                      1.489               6,306,029
                                                                                      1.536               6,059,250
                                                                                      1.318               5,556,240
                                                                                      0.975               5,237,732
                                                                                      1.707               4,778,682
                                                                                      1.460                      --
                                                                                      1.314                      --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2.854                  49,067
                                                                                      2.587                 102,890
                                                                                      1.877                 101,694
                                                                                      1.540                 100,954
                                                                                      1.588                  83,216
                                                                                      1.350                  46,484
                                                                                      0.997                  38,637
                                                                                      1.706                  28,812
                                                                                      1.603                      --
                                                                                      1.413                      --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 1.953                  45,312
                                                                                      1.801                  56,121
                                                                                      1.410                  98,358
                                                                                      1.206                 130,864
                                                                                      1.198                 103,438
                                                                                      1.043              13,588,022
                                                                                      0.804              13,778,552
                                                                                      1.405              14,773,307
                                                                                      1.388              15,197,568
                                                                                      1.159              15,652,636
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 1.438                      --
                                                                                      1.560              19,414,425
                                                                                      1.232              19,603,528
                                                                                      1.157              21,090,383

                GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)................. 2014   1.877
                                                                              2013   1.777
                                                                              2012   1.560
                                                                              2011   1.504
                                                                              2010   1.326
                                                                              2009   0.924
                                                                              2008   1.235
                                                                              2007   1.205
                                                                              2006   1.087
                                                                              2005   1.061
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................... 2014   2.681
                                                                              2013   1.979
                                                                              2012   1.733
                                                                              2011   1.949
                                                                              2010   1.521
                                                                              2009   1.092
                                                                              2008   1.813
                                                                              2007   1.576
                                                                              2006   1.407
                                                                              2005   1.195
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............... 2006   1.207
                                                                              2005   1.095
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.223
                                                                              2013   2.250
                                                                              2012   1.994
                                                                              2011   2.377
                                                                              2010   2.028
                                                                              2009   1.178
                                                                              2008   2.499
                                                                              2007   1.946
                                                                              2006   1.524
                                                                              2005   1.200
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.993
                                                                              2013   1.625
                                                                              2012   1.379
                                                                              2011   1.548
                                                                              2010   1.432
                                                                              2009   1.048
                                                                              2008   1.763
                                                                              2007   1.531
                                                                              2006   1.265
                                                                              2005   1.151
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 2007   1.444
                                                                              2006   1.193
                                                                              2005   1.152
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   1.148
                                                                              2005   1.100
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).............. 2006   1.225
                                                                              2005   1.128
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................ 2006   1.063
                                                                              2005   1.053
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)..................... 2006   1.154
                                                                              2005   1.075
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 2014   2.756
                                                                              2013   2.094
                                                                              2012   1.795
                                                                              2011   1.831
                                                                              2010   1.463
                                                                              2009   1.016
                                                                              2008   1.815
                                                                              2007   1.495
                                                                              2006   1.324
                                                                              2005   1.185



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)................. 1.893                      --
                                                                              1.877                      --
                                                                              1.777                      --
                                                                              1.560                      --
                                                                              1.504                      --
                                                                              1.326               1,929,209
                                                                              0.924               1,851,856
                                                                              1.235               1,865,547
                                                                              1.205               1,881,872
                                                                              1.087               1,705,182
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................... 2.834               5,928,623
                                                                              2.681               7,901,009
                                                                              1.979               8,305,073
                                                                              1.733               8,339,810
                                                                              1.949               8,237,681
                                                                              1.521               7,993,670
                                                                              1.092               7,407,254
                                                                              1.813               5,980,366
                                                                              1.576                      --
                                                                              1.407                      --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............... 1.425                      --
                                                                              1.207                      --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2.030                 275,901
                                                                              2.223                 385,690
                                                                              2.250                 439,136
                                                                              1.994                 424,056
                                                                              2.377                 399,355
                                                                              2.028                 341,011
                                                                              1.178                 308,192
                                                                              2.499                 204,563
                                                                              1.946                      --
                                                                              1.524                      --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 1.766                 640,829
                                                                              1.993                 945,897
                                                                              1.625                 996,289
                                                                              1.379               1,094,936
                                                                              1.548               1,015,476
                                                                              1.432                 932,080
                                                                              1.048                 869,498
                                                                              1.763                 713,223
                                                                              1.531                      --
                                                                              1.265                      --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 1.535                      --
                                                                              1.444               6,087,115
                                                                              1.193               5,371,617
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 1.322                      --
                                                                              1.148              12,702,852
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).............. 1.487                      --
                                                                              1.225                      --
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................ 1.092                      --
                                                                              1.063               1,084,602
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)..................... 1.197                      --
                                                                              1.154                      --
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 3.084                 533,759
                                                                              2.756                 560,918
                                                                              2.094                 612,915
                                                                              1.795                 606,912
                                                                              1.831                 726,865
                                                                              1.463                 727,333
                                                                              1.016                 741,312
                                                                              1.815                 294,544
                                                                              1.495                      --
                                                                              1.324                      --

                  GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2014   1.709
                                                                                  2013   1.338
                                                                                  2012   1.120
                                                                                  2011   1.306
                                                                                  2010   1.134
                                                                                  2009   0.828
                                                                                  2008   1.504
                                                                                  2007   1.379
                                                                                  2006   1.173
                                                                                  2005   1.115
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.176
                                                                                  2005   1.134
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.254
                                                                                  2006   1.172
                                                                                  2005   1.106
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   2.419
                                                                                  2013   1.642
                                                                                  2012   1.387
                                                                                  2011   1.358
                                                                                  2010   1.090
                                                                                  2009   0.812
                                                                                  2008   1.367
                                                                                  2007   1.351
                                                                                  2006   1.245
                                                                                  2005   1.119
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.802
                                                                                  2013   1.368
                                                                                  2012   1.193
                                                                                  2011   1.276
                                                                                  2010   1.097
                                                                                  2009   0.851
                                                                                  2008   1.345
                                                                                  2007   1.333
                                                                                  2006   1.144
                                                                                  2005   1.095
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   2.050
                                                                                  2013   1.581
                                                                                  2012   1.368
                                                                                  2011   1.337
                                                                                  2010   1.191
                                                                                  2009   0.978
                                                                                  2008   1.388
                                                                                  2007   1.284
                                                                                  2006   1.122
                                                                                  2005   1.079
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   1.283
                                                                                  2010   1.150
                                                                                  2009   0.945
                                                                                  2008   1.327
                                                                                  2007   1.250
                                                                                  2006   1.063
                                                                                  2005   1.069
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   1.750
                                                                                  2013   1.394
                                                                                  2012   1.224
                                                                                  2011   1.138
                                                                                  2010   1.017
                                                                                  2009   0.830
                                                                                  2008   1.281
                                                                                  2007   1.264



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 1.826                 316,063
                                                                                  1.709                 425,658
                                                                                  1.338                 416,129
                                                                                  1.120                 390,947
                                                                                  1.306                 412,847
                                                                                  1.134                 385,458
                                                                                  0.828                 358,193
                                                                                  1.504                 349,164
                                                                                  1.379                      --
                                                                                  1.173                      --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 1.334                      --
                                                                                  1.176                      --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 1.341                      --
                                                                                  1.254                      --
                                                                                  1.172                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.904                 804,996
                                                                                  2.419               1,097,251
                                                                                  1.642               1,071,403
                                                                                  1.387               1,097,469
                                                                                  1.358               1,027,734
                                                                                  1.090                 984,624
                                                                                  0.812                 976,852
                                                                                  1.367               1,041,254
                                                                                  1.351                      --
                                                                                  1.245                      --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.819                      --
                                                                                  1.802               1,798,622
                                                                                  1.368               1,889,308
                                                                                  1.193               1,869,530
                                                                                  1.276               1,855,505
                                                                                  1.097               1,786,894
                                                                                  0.851               1,770,695
                                                                                  1.345               1,899,164
                                                                                  1.333                      --
                                                                                  1.144                      --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.268                     485
                                                                                  2.050                     485
                                                                                  1.581                     239
                                                                                  1.368                      --
                                                                                  1.337                      --
                                                                                  1.191                      --
                                                                                  0.978                  10,867
                                                                                  1.388                  13,862
                                                                                  1.284                      --
                                                                                  1.122                      --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 1.400                      --
                                                                                  1.283                  17,210
                                                                                  1.150                  13,565
                                                                                  0.945                  10,572
                                                                                  1.327                   9,880
                                                                                  1.250                      --
                                                                                  1.063                      --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 1.983                 149,420
                                                                                  1.750                 162,584
                                                                                  1.394                 179,126
                                                                                  1.224                  73,017
                                                                                  1.138                     403
                                                                                  1.017                     403
                                                                                  0.830                     403
                                                                                  1.281                   5,800

                 GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2014   2.007
                                                                                 2013   1.460
                                                                                 2012   1.217
                                                                                 2011   1.229
                                                                                 2010   1.122
                                                                                 2009   0.790
                                                                                 2008   1.264
                                                                                 2007   1.204
                                                                                 2006   1.155
                                                                                 2005   1.101
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2014   1.975
                                                                                 2013   1.496
                                                                                 2012   1.288
                                                                                 2011   1.231
                                                                                 2010   1.128
                                                                                 2009   0.909
                                                                                 2008   1.416
                                                                                 2007   1.367
                                                                                 2006   1.159
                                                                                 2005   1.091
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2014   2.888
                                                                                 2013   1.970
                                                                                 2012   1.654
                                                                                 2011   1.636
                                                                                 2010   1.311
                                                                                 2009   0.921
                                                                                 2008   1.558
                                                                                 2007   1.421
                                                                                 2006   1.264
                                                                                 2005   1.208
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.854
                                                                                 2008   1.371
                                                                                 2007   1.310
                                                                                 2006   1.142
                                                                                 2005   1.099
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 2011   1.295
                                                                                 2010   1.252
                                                                                 2009   0.977
                                                                                 2008   1.731
                                                                                 2007   1.632
                                                                                 2006   1.301
                                                                                 2005   1.168
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.075
                                                                                 2010   0.987
                                                                                 2009   0.843
                                                                                 2008   1.073
                                                                                 2007   1.062
                                                                                 2006   1.023
                                                                                 2005   1.003
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2014   2.017
                                                                                 2013   1.852
                                                                                 2012   1.576
                                                                                 2011   1.544
                                                                                 2010   1.328
                                                                                 2009   0.833
                                                                                 2008   1.193
                                                                                 2007   1.193
                                                                                 2006   1.078
                                                                                 2005   1.054
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 2010   1.147
                                                                                 2009   1.148
                                                                                 2008   1.122
                                                                                 2007   1.073
                                                                                 2006   1.029
                                                                                 2005   1.004



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2.281                  84,114
                                                                                 2.007                 116,186
                                                                                 1.460                 112,626
                                                                                 1.217                 111,959
                                                                                 1.229                 110,712
                                                                                 1.122                 127,423
                                                                                 0.790                  85,876
                                                                                 1.264                  84,831
                                                                                 1.204                      --
                                                                                 1.155                      --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2.199                 452,306
                                                                                 1.975                 516,191
                                                                                 1.496                 512,895
                                                                                 1.288                 503,867
                                                                                 1.231                 528,791
                                                                                 1.128               1,469,016
                                                                                 0.909               1,646,790
                                                                                 1.416               1,659,898
                                                                                 1.367                      --
                                                                                 1.159                      --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.996                 614,744
                                                                                 2.888                 800,895
                                                                                 1.970                 857,162
                                                                                 1.654                 895,676
                                                                                 1.636                 878,024
                                                                                 1.311                 841,665
                                                                                 0.921                 834,719
                                                                                 1.558                 859,761
                                                                                 1.421                      --
                                                                                 1.264                      --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.835                      --
                                                                                 0.854               1,588,820
                                                                                 1.371               1,383,906
                                                                                 1.310                      --
                                                                                 1.142                      --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 1.400                      --
                                                                                 1.295                   6,905
                                                                                 1.252               1,091,272
                                                                                 0.977               1,059,412
                                                                                 1.731               1,185,465
                                                                                 1.632               1,324,463
                                                                                 1.301                 872,130
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.067                      --
                                                                                 1.075                  23,331
                                                                                 0.987                  21,135
                                                                                 0.843                  33,064
                                                                                 1.073                  22,540
                                                                                 1.062                      --
                                                                                 1.023                      --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2.004                  43,033
                                                                                 2.017                 104,674
                                                                                 1.852                  93,953
                                                                                 1.576                  75,330
                                                                                 1.544                  73,696
                                                                                 1.328                 608,588
                                                                                 0.833                 228,174
                                                                                 1.193                 300,202
                                                                                 1.193                 159,262
                                                                                 1.078                 111,166
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 1.146                      --
                                                                                 1.147               2,174,244
                                                                                 1.148               3,502,978
                                                                                 1.122               2,110,589
                                                                                 1.073               1,657,937
                                                                                 1.029                 875,334

                              GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   1.338           1.410                      --
                                                                          2006   1.137           1.338                      --
                                                                          2005   1.096           1.137                      --
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.228           1.269                      --
                                                                          2006   1.094           1.228                      --
                                                                          2005   1.062           1.094                      --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.368           1.444                      --
                                                                          2006   1.160           1.368               1,247,352
                                                                          2005   1.093           1.160               1,012,417
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.425           1.527                      --
                                                                          2006   1.266           1.425                      --
                                                                          2005   1.210           1.266                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.348           1.407                      --
                                                                          2006   1.153           1.348                      --
                                                                          2005   1.120           1.153                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.395           1.544                      --
                                                                          2006   1.247           1.395                      --
                                                                          2005   1.156           1.247                      --
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.115           1.155                      --
                                                                          2005   1.077           1.115               4,329,664
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.427           1.381                      --
                                                                          2007   1.350           1.427               4,987,929
                                                                          2006   1.405           1.350               3,442,501
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.024           2.089                 668,993
                                                                          2013   1.847           2.024               1,048,440
                                                                          2012   1.585           1.847                 989,105
                                                                          2011   1.549           1.585                 937,244
                                                                          2010   1.337           1.549                 816,308
                                                                          2009   0.910           1.337               2,273,463
                                                                          2008   1.203           0.910               1,635,894
                                                                          2007   1.174           1.203               1,630,624
                                                                          2006   1.104           1.174                      --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.171           1.327               1,479,909
                                                                          2013   1.132           1.171               2,122,127
                                                                          2012   0.899           1.132               2,100,849
                                                                          2011   0.952           0.899               1,869,503
                                                                          2010   0.821           0.952               1,601,331
                                                                          2009   0.609           0.821               1,933,975
                                                                          2008   1.046           0.609               1,237,039
                                                                          2007   1.231           1.046                 903,529
                                                                          2006   1.003           1.231                  20,798
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.484           2.598                      --
                                                                          2013   1.930           2.484               2,174,436
                                                                          2012   1.576           1.930               2,243,365
                                                                          2011   1.705           1.576               2,207,792
                                                                          2010   1.560           1.705               2,320,705
                                                                          2009   1.092           1.560              31,683,592
                                                                          2008   1.884           1.092              32,541,062
                                                                          2007   1.448           1.884              31,190,027
                                                                          2006   1.401           1.448              30,060,809
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.590           2.940               1,649,528
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......... 2014   1.492           1.770                  88,710
                                                                          2013   1.027           1.492                  61,338
                                                                          2012   0.868           1.027                  82,620
                                                                          2011   0.843           0.868                  69,509
                                                                          2010   0.683           0.843                  22,655
                                                                          2009   0.515           0.683                 140,135
                                                                          2008   0.811           0.515                  57,743

                   GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.330
                                                                                     2013   1.126
                                                                                     2012   0.995
                                                                                     2011   1.019
                                                                                     2010   0.911
                                                                                     2009   0.707
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.330
                                                                                     2013   1.066
                                                                                     2012   0.921
                                                                                     2011   0.969
                                                                                     2010   0.857
                                                                                     2009   0.641
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.305
                                                                                     2013   1.153
                                                                                     2012   1.043
                                                                                     2011   1.045
                                                                                     2010   0.953
                                                                                     2009   0.775
                                                                                     2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2014   2.459
                                                                                     2013   1.886
                                                                                     2012   1.461
                                                                                     2011   1.704
                                                                                     2010   1.465
                                                                                     2009   0.945
                                                                                     2008   1.599
                                                                                     2007   1.617
                                                                                     2006   1.455
 MIST Invesco Comstock Subaccount (Class B) (5/09).................................. 2014   1.904
                                                                                     2013   1.411
                                                                                     2012   1.194
                                                                                     2011   1.215
                                                                                     2010   1.061
                                                                                     2009   0.843
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *........................... 2014   1.925
                                                                                     2013   1.482
                                                                                     2012   1.296
                                                                                     2011   1.350
                                                                                     2010   1.078
                                                                                     2009   0.855
                                                                                     2008   1.400
                                                                                     2007   1.529
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2014   2.242
                                                                                     2013   1.600
                                                                                     2012   1.354
                                                                                     2011   1.370
                                                                                     2010   1.087
                                                                                     2009   0.812
                                                                                     2008   1.327
                                                                                     2007   1.194
                                                                                     2006   1.193
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 2014   1.727
                                                                                     2013   1.300
                                                                                     2012   1.127
                                                                                     2011   1.258
                                                                                     2010   1.055
                                                                                     2009   0.820
                                                                                     2008   1.100
                                                                                     2007   1.114
                                                                                     2006   1.036
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   0.974
                                                                                     2008   1.306
                                                                                     2007   1.232
                                                                                     2006   1.155



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.407                 867,669
                                                                                     1.330               1,035,021
                                                                                     1.126               1,046,401
                                                                                     0.995                 887,624
                                                                                     1.019                 432,757
                                                                                     0.911                 474,891
                                                                                     0.707                 225,575
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.411                 825,614
                                                                                     1.330                 982,225
                                                                                     1.066                 850,421
                                                                                     0.921                 590,386
                                                                                     0.969                 374,616
                                                                                     0.857                 372,357
                                                                                     0.641                 203,854
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.380                 269,650
                                                                                     1.305                 439,017
                                                                                     1.153                 321,756
                                                                                     1.043                 271,370
                                                                                     1.045                 249,221
                                                                                     0.953                 151,787
                                                                                     0.775                  58,926
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.................... 2.317                 286,210
                                                                                     2.459                 468,126
                                                                                     1.886                 509,237
                                                                                     1.461                 407,091
                                                                                     1.704                 354,738
                                                                                     1.465                 351,004
                                                                                     0.945                 245,138
                                                                                     1.599                 248,508
                                                                                     1.617                      --
 MIST Invesco Comstock Subaccount (Class B) (5/09).................................. 2.076                  81,321
                                                                                     1.904                 102,458
                                                                                     1.411                 140,936
                                                                                     1.194                 129,032
                                                                                     1.215                 115,519
                                                                                     1.061                 108,692
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *........................... 2.105                 265,483
                                                                                     1.925                 325,001
                                                                                     1.482                 441,992
                                                                                     1.296                 495,119
                                                                                     1.350                 492,045
                                                                                     1.078                 749,936
                                                                                     0.855                 660,394
                                                                                     1.400                 471,238
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2.418                  59,807
                                                                                     2.242                  93,734
                                                                                     1.600                  58,010
                                                                                     1.354                  72,744
                                                                                     1.370                  76,120
                                                                                     1.087                  75,752
                                                                                     0.812                  71,825
                                                                                     1.327                  41,892
                                                                                     1.194                      --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 1.802                 107,775
                                                                                     1.727                 190,047
                                                                                     1.300                 175,244
                                                                                     1.127                 185,457
                                                                                     1.258                 158,561
                                                                                     1.055                 137,429
                                                                                     0.820                 112,111
                                                                                     1.100                  83,775
                                                                                     1.114                      --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 0.967                      --
                                                                                     0.974               4,002,448
                                                                                     1.306               4,357,232
                                                                                     1.232               3,999,340

GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................. 2011    0.707           0.754                     --
                                                                           2010    0.661           0.707                  2,935
                                                                           2009    0.480           0.661                175,156
                                                                           2008    0.913           0.480                 52,234
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......... 2014    2.593           2.682                     --
                                                                           2013    2.216           2.593                     --
                                                                           2012    1.896           2.216                     --
                                                                           2011    1.926           1.896                     --
                                                                           2010    1.578           1.926                     --
                                                                           2009    1.123           1.578              6,355,819
                                                                           2008    1.849           1.123              6,598,997
                                                                           2007    1.525           1.849              6,779,807
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............. 2014    2.010           2.107                522,316
                                                                           2013    1.864           2.010                695,435
                                                                           2012    1.652           1.864                924,400
                                                                           2011    1.580           1.652                922,399
                                                                           2010    1.400           1.580                993,773
                                                                           2009    1.024           1.400                878,291
                                                                           2008    1.259           1.024                880,865
                                                                           2007    1.182           1.259                775,065
                                                                           2006    1.118           1.182                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009    0.831           0.793                     --
                                                                           2008    1.452           0.831                 55,291
                                                                           2007    1.302           1.452                 68,911
                                                                           2006    1.306           1.302                     --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2014    1.439           1.508                245,280
                                                                           2013    1.115           1.439                266,036
                                                                           2012    0.958           1.115                289,737
                                                                           2011    1.110           0.958                236,788
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)....... 2014   11.435          12.457                     --
                                                                           2013   10.855          11.435                     --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.............. 2014    1.962           1.989                868,301
                                                                           2013    1.486           1.962              1,165,398
                                                                           2012    1.263           1.486              1,195,054
                                                                           2011    1.392           1.263              1,157,623
                                                                           2010    1.164           1.392              1,155,178
                                                                           2009    0.924           1.164              1,107,323
                                                                           2008    1.320           0.924              1,167,667
                                                                           2007    1.365           1.320                834,148
                                                                           2006    1.334           1.365                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).......... 2014    2.318           2.167                165,848
                                                                           2013    2.442           2.318                289,652
                                                                           2012    2.057           2.442                277,305
                                                                           2011    2.529           2.057                271,432
                                                                           2010    2.046           2.529                253,541
                                                                           2009    1.213           2.046                239,892
                                                                           2008    2.726           1.213                169,907
                                                                           2007    2.145           2.726                141,104
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2014    1.961           1.819                678,710
                                                                           2013    1.649           1.961                992,176
                                                                           2012    1.418           1.649                976,888
                                                                           2011    1.592           1.418                917,161
                                                                           2010    1.434           1.592                912,832
                                                                           2009    1.093           1.434                898,346
                                                                           2008    1.902           1.093                811,831
                                                                           2007    1.795           1.902                685,662
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................. 2013    1.472           1.602                     --
                                                                           2012    1.398           1.472              1,402,897
                                                                           2011    1.478           1.398              1,436,321
                                                                           2010    1.203           1.478              1,409,057
                                                                           2009    0.880           1.203              4,903,627
                                                                           2008    1.111           0.880              4,797,394
                                                                           2007    1.243           1.111                    338

                              GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2014    2.263           2.279                 11,243
                                                                          2013    1.632           2.263                 33,699
                                                                          2012    1.498           1.632                 14,437
                                                                          2011    1.614           1.498                 24,180
                                                                          2010    1.226           1.614                 37,191
                                                                          2009    0.782           1.226                 46,234
                                                                          2008    1.397           0.782                  3,142
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.948           1.070                     --
                                                                          2011    0.960           0.948                 38,490
                                                                          2010    0.878           0.960                 63,820
                                                                          2009    0.611           0.878             23,801,991
                                                                          2008    1.082           0.611             24,455,157
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014    1.530           1.562                     --
                                                                          2013    1.204           1.530                     --
                                                                          2012    0.994           1.204                     --
                                                                          2011    1.086           0.994                     --
                                                                          2010    0.938           1.086                     --
                                                                          2009    0.670           0.938             16,663,530
                                                                          2008    1.127           0.670             16,740,537
                                                                          2007    1.062           1.127             18,165,029
                                                                          2006    0.996           1.062             18,132,926
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.499           1.527                472,943
                                                                          2013    1.183           1.499                722,050
                                                                          2012    0.979           1.183                934,800
                                                                          2011    1.072           0.979                987,500
                                                                          2010    0.928           1.072                898,878
                                                                          2009    0.666           0.928                805,882
                                                                          2008    1.123           0.666                789,509
                                                                          2007    1.060           1.123                599,658
                                                                          2006    0.996           1.060                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014    1.436           1.478              1,109,496
                                                                          2013    1.583           1.436              1,745,017
                                                                          2012    1.452           1.583              2,219,301
                                                                          2011    1.306           1.452              2,120,426
                                                                          2010    1.213           1.306              1,757,509
                                                                          2009    1.028           1.213              1,399,112
                                                                          2008    1.104           1.028                954,466
                                                                          2007    1.034           1.104                313,967
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    1.679           1.744              2,354,005
                                                                          2013    1.716           1.679              3,757,537
                                                                          2012    1.576           1.716              4,164,103
                                                                          2011    1.532           1.576              3,739,202
                                                                          2010    1.420           1.532              3,456,170
                                                                          2009    1.264           1.420              3,109,514
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    1.894           2.099                203,252
                                                                          2013    1.427           1.894                219,348
                                                                          2012    1.295           1.427                224,053
                                                                          2011    1.360           1.295                225,784
                                                                          2010    1.174           1.360                209,660
                                                                          2009    0.951           1.174                846,391
                                                                          2008    1.419           0.951                687,425
                                                                          2007    1.356           1.419                674,198
                                                                          2006    1.250           1.356                544,281
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.134           1.257                     --
                                                                          2006    1.068           1.134                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    1.909           1.990                782,238
                                                                          2013    1.885           1.909              1,041,879
                                                                          2012    1.694           1.885              1,165,024
                                                                          2011    1.640           1.694                873,978
                                                                          2010    1.466           1.640                731,378
                                                                          2009    1.105           1.466              1,613,249
                                                                          2008    1.241           1.105              1,277,116
                                                                          2007    1.168           1.241                915,788
                                                                          2006    1.117           1.168                613,810
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13)................ 2014   10.836          11.738                      6
                                                                          2013   10.219          10.836                     --

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2014   1.481
                                                                            2013   1.110
                                                                            2012   0.944
                                                                            2011   0.986
                                                                            2010   0.845
                                                                            2009   0.716
                                                                            2008   1.127
                                                                            2007   1.087
                                                                            2006   1.001
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.822
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.478
                                                                            2006   1.384
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.979
                                                                            2013   1.479
                                                                            2012   1.307
                                                                            2011   1.308
                                                                            2010   1.166
                                                                            2009   0.981
                                                                            2008   1.569
                                                                            2007   1.544
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.071
                                                                            2006   1.030
                                                                            2005   1.012
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.663
                                                                            2006   1.318
                                                                            2005   1.153
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.326
                                                                            2006   1.181
                                                                            2005   1.111
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.421
                                                                            2006   1.254
                                                                            2005   1.173
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   1.432
                                                                            2013   1.471
                                                                            2012   1.420
                                                                            2011   1.325
                                                                            2010   1.253
                                                                            2009   1.195
                                                                            2008   1.131
                                                                            2007   1.114
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.444
                                                                            2013   1.459
                                                                            2012   1.361
                                                                            2011   1.281
                                                                            2010   1.186
                                                                            2009   1.087
                                                                            2008   1.129
                                                                            2007   1.065
                                                                            2006   1.016
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.630
                                                                            2013   1.218
                                                                            2012   1.068
                                                                            2011   1.177
                                                                            2010   0.985
                                                                            2009   0.775
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.335
                                                                            2008   3.583
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.844
                                                                            2013   1.404
                                                                            2012   1.236
                                                                            2011   1.214
                                                                            2010   1.118
                                                                            2009   1.010
                                                                            2008   1.469



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 1.672               2,721,217
                                                                            1.481               3,448,115
                                                                            1.110               3,686,610
                                                                            0.944               3,864,415
                                                                            0.986               3,779,589
                                                                            0.845               3,734,790
                                                                            0.716               3,568,485
                                                                            1.127               3,517,870
                                                                            1.087                      --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2.005               1,396,488
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 1.557                      --
                                                                            1.478                      --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2.242                  56,796
                                                                            1.979                 148,940
                                                                            1.479                 158,148
                                                                            1.307                 168,600
                                                                            1.308                 155,092
                                                                            1.166                 156,736
                                                                            0.981                 117,188
                                                                            1.569                  72,507
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.115                      --
                                                                            1.071              12,563,328
                                                                            1.030              12,090,903
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 1.799                      --
                                                                            1.663              11,472,119
                                                                            1.318              10,216,570
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.396                      --
                                                                            1.326              17,778,565
                                                                            1.181              17,686,950
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.432                      --
                                                                            1.421              11,459,808
                                                                            1.254              11,051,101
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 1.511                 253,753
                                                                            1.432                 288,123
                                                                            1.471                 277,892
                                                                            1.420                 217,628
                                                                            1.325                 219,887
                                                                            1.253               4,560,267
                                                                            1.195               4,514,473
                                                                            1.131               4,326,039
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.542                 152,452
                                                                            1.444                 227,492
                                                                            1.459                 235,827
                                                                            1.361                 177,173
                                                                            1.281                 194,644
                                                                            1.186               1,730,170
                                                                            1.087               1,629,438
                                                                            1.129               1,380,303
                                                                            1.065               1,173,382
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.770                 269,670
                                                                            1.630                 454,889
                                                                            1.218                 482,263
                                                                            1.068                 514,360
                                                                            1.177                 509,294
                                                                            0.985              11,477,609
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.439                      --
                                                                            2.335                   8,268
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2.017                  29,316
                                                                            1.844                  28,599
                                                                            1.404                  29,229
                                                                            1.236                  33,472
                                                                            1.214                   5,270
                                                                            1.118                 243,684
                                                                            1.010                  67,256

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.144           1.140                 636,222
                                                                        2013   1.147           1.144               1,117,109
                                                                        2012   1.151           1.147                 791,937
                                                                        2011   1.154           1.151                 883,564
                                                                        2010   1.157           1.154               1,125,280
                                                                        2009   1.156           1.157               1,911,212
                                                                        2008   1.127           1.156               1,298,859
                                                                        2007   1.076           1.127                 183,935
                                                                        2006   1.043           1.076                      --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.660           0.655                      --
                                                                        2008   1.108           0.660                 183,092
                                                                        2007   1.160           1.108                 158,136
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.720           0.755                      --
                                                                        2008   1.309           0.720              11,531,504
                                                                        2007   1.263           1.309              11,997,079
                                                                        2006   1.235           1.263              12,379,073
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.181           1.306                      --
                                                                        2012   1.025           1.181               1,219,692
                                                                        2011   1.096           1.025               1,250,464
                                                                        2010   0.961           1.096               1,164,993
                                                                        2009   0.792           0.961               1,220,737
                                                                        2008   1.302           0.792               1,127,129
                                                                        2007   1.254           1.302               1,057,772
                                                                        2006   1.212           1.254                      --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.968           2.179                 110,426
                                                                        2013   1.489           1.968                 142,055
                                                                        2012   1.347           1.489                 136,927
                                                                        2011   1.394           1.347                 233,542
                                                                        2010   1.214           1.394                 208,504
                                                                        2009   0.816           1.214                 180,639
                                                                        2008   1.509           0.816                 114,278
                                                                        2007   1.257           1.509                 110,854
                                                                        2006   1.276           1.257                      --
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.415           1.538                  76,261
                                                                        2013   1.036           1.415                 136,861
                                                                        2012   1.060           1.036                 157,704
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   1.419           1.635                      --
                                                                        2011   1.420           1.419                  31,717
                                                                        2010   1.280           1.420                  23,636
                                                                        2009   0.920           1.280                  22,357
                                                                        2008   1.377           0.920                  24,210
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   1.023           1.114                      --
                                                                        2010   0.887           1.023                 182,785
                                                                        2009   0.677           0.887               8,413,827
                                                                        2008   1.140           0.677               8,159,737
                                                                        2007   1.107           1.140               8,468,195
                                                                        2006   1.000           1.107                     723
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.463           1.524                 457,844
                                                                        2013   1.407           1.463                 427,474
                                                                        2012   1.293           1.407                 476,495
                                                                        2011   1.256           1.293                 561,314
                                                                        2010   1.144           1.256                 433,802
                                                                        2009   0.952           1.144                 441,145
                                                                        2008   1.116           0.952                 310,912
                                                                        2007   1.060           1.116                 190,454
                                                                        2006   1.000           1.060                      19
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.495           1.564                 410,378
                                                                        2013   1.352           1.495                 512,888
                                                                        2012   1.216           1.352                 528,296
                                                                        2011   1.207           1.216                 489,541
                                                                        2010   1.086           1.207                 512,306
                                                                        2009   0.881           1.086                 931,049
                                                                        2008   1.127           0.881                 997,691
                                                                        2007   1.078           1.127                 926,797
                                                                        2006   1.000           1.078                      21

                            GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........ 2014    1.507           1.578              1,971,120
                                                                     2013    1.281           1.507              2,346,619
                                                                     2012    1.135           1.281              2,184,403
                                                                     2011    1.154           1.135              1,890,503
                                                                     2010    1.023           1.154              1,350,594
                                                                     2009    0.811           1.023              6,710,885
                                                                     2008    1.139           0.811              6,704,457
                                                                     2007    1.095           1.139              6,173,758
                                                                     2006    1.000           1.095                    495
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........ 2014    1.501           1.575              1,314,307
                                                                     2013    1.211           1.501              1,978,941
                                                                     2012    1.053           1.211              2,393,836
                                                                     2011    1.097           1.053              1,959,730
                                                                     2010    0.959           1.097              1,473,327
                                                                     2009    0.745           0.959             21,102,077
                                                                     2008    1.152           0.745             20,831,229
                                                                     2007    1.113           1.152             21,448,494
                                                                     2006    1.000           1.113                 18,006
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........ 2014   29.033          31.612                    594
                                                                     2013   24.750          29.033                    594
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............. 2014    1.936           2.189              1,155,092
                                                                     2013    1.471           1.936              2,032,656
                                                                     2012    1.274           1.471              2,386,327
                                                                     2011    1.255           1.274              2,373,112
                                                                     2010    1.096           1.255              2,094,316
                                                                     2009    0.871           1.096             19,465,688
                                                                     2008    1.388           0.871             17,552,054
                                                                     2007    1.387           1.388             18,642,402
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................ 2014    1.721           1.861              3,135,838
                                                                     2013    1.454           1.721              4,289,452
                                                                     2012    1.310           1.454              4,319,060
                                                                     2011    1.285           1.310              4,361,625
                                                                     2010    1.173           1.285              4,402,339
                                                                     2009    0.994           1.173              6,295,017
                                                                     2008    1.284           0.994              6,264,248
                                                                     2007    1.236           1.284              6,360,233
                                                                     2006    1.146           1.236              1,859,839
 MSF MFS(R) Value Subaccount (Class A) (4/06)....................... 2014    2.191           2.421              1,148,364
                                                                     2013    1.619           2.191              1,460,191
                                                                     2012    1.392           1.619                716,907
                                                                     2011    1.385           1.392                660,907
                                                                     2010    1.246           1.385                491,913
                                                                     2009    1.035           1.246                394,125
                                                                     2008    1.538           1.035                319,485
                                                                     2007    1.433           1.538                261,420
                                                                     2006    1.286           1.433                     --
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.............. 2014    1.775           1.663                472,333
                                                                     2013    1.461           1.775                703,369
                                                                     2012    1.238           1.461                743,262
                                                                     2011    1.419           1.238                733,633
                                                                     2010    1.316           1.419                630,946
                                                                     2009    1.026           1.316              6,136,197
                                                                     2008    1.776           1.026              6,084,847
                                                                     2007    1.817           1.776              6,603,147
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2014    2.032           2.026                912,640
                                                                     2013    1.613           2.032              1,287,270
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *........... 2014    2.299           2.407                745,178
                                                                     2013    1.664           2.299              1,028,706
                                                                     2012    1.435           1.664              1,066,959
                                                                     2011    1.500           1.435              1,050,892
                                                                     2010    1.186           1.500                973,326
                                                                     2009    0.944           1.186              8,016,780
                                                                     2008    1.423           0.944              7,650,046
                                                                     2007    1.463           1.423              7,521,631

                  GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.598
                                                                                   2013   1.878
                                                                                   2012   1.587
                                                                                   2011   1.614
                                                                                   2010   1.386
                                                                                   2009   0.972
                                                                                   2008   1.579
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.135
                                                                                   2013   1.485
                                                                                   2012   1.285
                                                                                   2011   1.271
                                                                                   2010   0.947
                                                                                   2009   0.685
                                                                                   2008   1.033
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.170
                                                                                   2006   1.092
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.314
                                                                                   2013   1.326
                                                                                   2012   1.284
                                                                                   2011   1.219
                                                                                   2010   1.154
                                                                                   2009   1.108
                                                                                   2008   1.113
                                                                                   2007   1.068
                                                                                   2006   1.023
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   1.662
                                                                                   2013   1.383
                                                                                   2012   1.234
                                                                                   2011   1.193
                                                                                   2010   1.091
                                                                                   2009   0.933
                                                                                   2008   1.244
                                                                                   2007   1.224
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.706
                                                                                   2013   1.280
                                                                                   2012   1.138
                                                                                   2011   1.189
                                                                                   2010   1.065
                                                                                   2009   0.809
                                                                                   2008   1.299
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.030
                                                                                   2005   1.004
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.150
                                                                                   2005   1.091
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.005
                                                                                   2006   1.001
                                                                                   2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.214
                                                                                   2008   1.162
                                                                                   2007   1.072
                                                                                   2006   1.035
                                                                                   2005   1.014
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.504
                                                                                   2007   1.367
                                                                                   2006   1.235
                                                                                   2005   1.155
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.660
                                                                                   2006   1.304
                                                                                   2005   1.165
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.484
                                                                                   2006   1.269
                                                                                   2005   1.189



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.819                  66,783
                                                                                   2.598                  73,682
                                                                                   1.878                  79,055
                                                                                   1.587                  76,179
                                                                                   1.614                  26,469
                                                                                   1.386                 298,300
                                                                                   0.972                 142,107
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.270                 922,996
                                                                                   2.135               1,293,392
                                                                                   1.485               1,418,389
                                                                                   1.285               1,373,038
                                                                                   1.271               1,281,693
                                                                                   0.947               2,918,179
                                                                                   0.685               2,800,320
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.220                      --
                                                                                   1.170               1,103,065
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.349                 222,161
                                                                                   1.314                 403,572
                                                                                   1.326                 558,437
                                                                                   1.284                 480,144
                                                                                   1.219                 414,070
                                                                                   1.154               2,178,183
                                                                                   1.108               1,975,493
                                                                                   1.113               1,971,396
                                                                                   1.068               1,682,086
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 1.832                 399,389
                                                                                   1.662                 527,860
                                                                                   1.383                 666,483
                                                                                   1.234                 689,568
                                                                                   1.193                 623,452
                                                                                   1.091               9,277,290
                                                                                   0.933               6,061,839
                                                                                   1.244               6,716,327
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.882                 152,379
                                                                                   1.706                 256,492
                                                                                   1.280                 283,706
                                                                                   1.138                 245,404
                                                                                   1.189                 187,639
                                                                                   1.065                 223,201
                                                                                   0.809                 179,634
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 1.043                      --
                                                                                   1.030                      --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.220                      --
                                                                                   1.150                      --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 1.030                      --
                                                                                   1.005                      --
                                                                                   1.001                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 1.260                      --
                                                                                   1.214               2,087,470
                                                                                   1.162               1,285,462
                                                                                   1.072                      --
                                                                                   1.035                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 1.401                      --
                                                                                   1.504                   2,257
                                                                                   1.367                      --
                                                                                   1.235                      --
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 1.805                      --
                                                                                   1.660                      --
                                                                                   1.304                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 1.591                      --
                                                                                   1.484                      --
                                                                                   1.269                      --

                              GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   1.221           1.306                      --
                                                                          2005   1.127           1.221                      --
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.045           1.118                      --
                                                                          2005   1.044           1.045                      --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   1.281           1.405                      --
                                                                          2005   1.143           1.281               3,620,205
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.149           1.212                      --
                                                                          2005   1.103           1.149                      --
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.072           1.104                      --
                                                                          2005   1.048           1.072                      --
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.161           1.207                      --
                                                                          2005   1.106           1.161                      --
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.194           1.235                      --
                                                                          2005   1.102           1.194                      --
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.298           1.384                      --
                                                                          2005   1.162           1.298                      --
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98)....................... 2006   1.201           1.276                      --
                                                                          2005   1.169           1.201                      --
 Travelers MFS(R) Total Return Subaccount (3/97)......................... 2006   1.105           1.146                      --
                                                                          2005   1.077           1.105               1,904,939
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.185           1.286                      --
                                                                          2005   1.116           1.185                      --
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.261           1.455                      --
                                                                          2005   1.155           1.261                      --
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.173           1.250                      --
                                                                          2005   1.110           1.173                 534,077
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.010           1.068                      --
                                                                          2005   1.000           1.010                      --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.102           1.117                      --
                                                                          2005   1.066           1.102                 569,192
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.022           1.016                      --
                                                                          2005   1.008           1.022               1,286,039
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.127           1.181                      --
                                                                          2005   1.108           1.127              14,030,052
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.032           1.193                      --
                                                                          2005   1.000           1.032                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.036                      --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.057           1.023                      --
                                                                          2005   1.016           1.057               2,083,980
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   1.866           2.033                  68,138
                                                                          2013   1.576           1.866                  72,747
                                                                          2012   1.428           1.576                 135,551
                                                                          2011   1.433           1.428                 144,047
                                                                          2010   1.281           1.433                 141,325
                                                                          2009   1.046           1.281               1,150,887
                                                                          2008   1.403           1.046               1,212,473
                                                                          2007   1.269           1.403               1,262,755
                                                                          2006   1.182           1.269               1,106,063
                                                                          2005   1.135           1.182               1,212,612
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   0.837           0.815                      --
                                                                          2008   1.308           0.837                 136,665
                                                                          2007   1.343           1.308                 100,903
                                                                          2006   1.161           1.343                      --
                                                                          2005   1.118           1.161                      --

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.806           0.829                     --
                                                                2008   1.420           0.806                 15,858
                                                                2007   1.267           1.420                 14,071
                                                                2006   1.190           1.267                     --
                                                                2005   1.106           1.190                     --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2014   1.965           2.047                243,290
                                                                2013   1.718           1.965                281,146
                                                                2012   1.512           1.718                275,677
                                                                2011   1.635           1.512                271,162
                                                                2010   1.398           1.635                251,649
                                                                2009   0.876           1.398                265,265
                                                                2008   1.584           0.876                240,931
                                                                2007   1.600           1.584                233,963
                                                                2006   1.387           1.600                     --
                                                                2005   1.194           1.387                     --





                                   GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.082           1.160                      --
                                                                       2006   1.000           1.082                  98,980
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.820           0.862                      --
                                                                       2005   0.786           0.820                  99,039
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.887           0.847                      --
                                                                       2007   0.771           0.887                  70,008
                                                                       2006   0.761           0.771                  70,659
                                                                       2005   0.716           0.761                  63,792
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.192           2.213                  97,114
                                                                       2013   1.719           2.192                  82,883
                                                                       2012   1.421           1.719                  84,267
                                                                       2011   1.580           1.421                  85,429
                                                                       2010   1.432           1.580                  65,853
                                                                       2009   1.020           1.432                  54,642
                                                                       2008   1.677           1.020                  45,655
                                                                       2007   1.479           1.677                  36,814
                                                                       2006   1.244           1.479                  21,804
                                                                       2005   1.105           1.244                   8,933
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   1.894           2.029                 125,940
                                                                       2013   1.475           1.894                 116,128
                                                                       2012   1.268           1.475                 109,157
                                                                       2011   1.342           1.268                 129,610
                                                                       2010   1.145           1.342                 109,771
                                                                       2009   0.832           1.145                  77,057
                                                                       2008   1.505           0.832                  55,973
                                                                       2007   1.357           1.505                  40,623
                                                                       2006   1.247           1.357                  25,278
                                                                       2005   1.087           1.247                  11,246
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2014   1.720           1.878                 116,301
                                                                       2013   1.305           1.720                 151,662
                                                                       2012   1.126           1.305                 155,654
                                                                       2011   1.162           1.126                 162,036
                                                                       2010   1.056           1.162                 152,334
                                                                       2009   0.815           1.056                 118,071
                                                                       2008   1.329           0.815                  97,515
                                                                       2007   1.282           1.329                  63,299
                                                                       2006   1.127           1.282                  47,535
                                                                       2005   1.079           1.127                  36,452
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.183           2.162                      --
                                                                       2005   1.871           2.183               1,911,719

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   2.918
                                                                                      2006   2.231
                                                                                      2005   1.766
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.479
                                                                                      2005   2.343
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 2014   4.105
                                                                                      2013   3.115
                                                                                      2012   2.771
                                                                                      2011   2.845
                                                                                      2010   2.179
                                                                                      2009   1.675
                                                                                      2008   2.419
                                                                                      2007   2.625
                                                                                      2006   2.289
                                                                                      2005   2.119
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.324
                                                                                      2007   1.253
                                                                                      2006   1.089
                                                                                      2005   1.057
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.615
                                                                                      2007   1.839
                                                                                      2006   1.796
                                                                                      2005   1.719
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2014   2.212
                                                                                      2013   1.711
                                                                                      2012   1.493
                                                                                      2011   1.556
                                                                                      2010   1.348
                                                                                      2009   1.008
                                                                                      2008   1.782
                                                                                      2007   1.539
                                                                                      2006   1.399
                                                                                      2005   1.215
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   1.912
                                                                                      2013   1.401
                                                                                      2012   1.161
                                                                                      2011   1.210
                                                                                      2010   1.039
                                                                                      2009   0.775
                                                                                      2008   1.339
                                                                                      2007   1.271
                                                                                      2006   1.131
                                                                                      2005   0.949
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2014   2.665
                                                                                      2013   2.107
                                                                                      2012   1.820
                                                                                      2011   1.826
                                                                                      2010   1.606
                                                                                      2009   1.250
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.056
                                                                                      2007   1.641
                                                                                      2006   1.556
                                                                                      2005   1.490
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2014   1.772
                                                                                      2013   1.695
                                                                                      2012   1.503
                                                                                      2011   1.464
                                                                                      2010   1.303
                                                                                      2009   0.917



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 3.060                      --
                                                                                      2.918                  15,151
                                                                                      2.231                   9,868
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 3.246                      --
                                                                                      2.479                  97,716
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 4.290                   6,606
                                                                                      4.105                  53,303
                                                                                      3.115                  49,292
                                                                                      2.771                  44,238
                                                                                      2.845                  38,914
                                                                                      2.179                  34,155
                                                                                      1.675                  43,453
                                                                                      2.419                  43,029
                                                                                      2.625                  40,016
                                                                                      2.289                  38,677
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.269                      --
                                                                                      1.324                 363,261
                                                                                      1.253                 347,700
                                                                                      1.089                 293,073
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.526                      --
                                                                                      1.615                 164,568
                                                                                      1.839                 196,574
                                                                                      1.796                 209,178
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2.438                  76,230
                                                                                      2.212                 130,147
                                                                                      1.711                 120,704
                                                                                      1.493                 133,212
                                                                                      1.556                 209,389
                                                                                      1.348                 214,758
                                                                                      1.008                 282,048
                                                                                      1.782                 288,948
                                                                                      1.539                 234,945
                                                                                      1.399                 133,024
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2.088                      --
                                                                                      1.912                  31,531
                                                                                      1.401                  28,213
                                                                                      1.161                  48,406
                                                                                      1.210                  24,596
                                                                                      1.039                  19,451
                                                                                      0.775                  15,185
                                                                                      1.339                  15,556
                                                                                      1.271                   8,865
                                                                                      1.131                   5,565
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2.860                 316,804
                                                                                      2.665                 349,880
                                                                                      2.107                 323,093
                                                                                      1.820                 505,375
                                                                                      1.826                 903,638
                                                                                      1.606               1,021,111
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 1.889                      --
                                                                                      2.056                 952,149
                                                                                      1.641               1,261,066
                                                                                      1.556               1,277,223
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 1.770                  55,114
                                                                                      1.772                  55,277
                                                                                      1.695                  52,953
                                                                                      1.503                  58,445
                                                                                      1.464                  68,416
                                                                                      1.303                  64,998

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................. 2014   3.144
                                                                            2013   2.345
                                                                            2012   2.074
                                                                            2011   2.356
                                                                            2010   1.857
                                                                            2009   1.346
                                                                            2008   2.258
                                                                            2007   1.983
                                                                            2006   1.788
                                                                            2005   1.534
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............. 2006   1.456
                                                                            2005   1.334
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)....... 2014   2.082
                                                                            2013   2.129
                                                                            2012   1.906
                                                                            2011   2.295
                                                                            2010   1.977
                                                                            2009   1.160
                                                                            2008   2.486
                                                                            2007   1.956
                                                                            2006   1.547
                                                                            2005   1.230
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2014   1.823
                                                                            2013   1.502
                                                                            2012   1.287
                                                                            2011   1.459
                                                                            2010   1.363
                                                                            2009   1.008
                                                                            2008   1.712
                                                                            2007   1.503
                                                                            2006   1.253
                                                                            2005   1.153
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)............ 2006   1.206
                                                                            2005   1.122
High Yield Bond Trust
 High Yield Bond Trust (3/97).............................................. 2006   1.957
                                                                            2005   1.957
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)................... 2006   1.127
                                                                            2005   1.060
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................. 2014   1.837
                                                                            2013   1.409
                                                                            2012   1.220
                                                                            2011   1.257
                                                                            2010   1.015
                                                                            2009   0.712
                                                                            2008   1.284
                                                                            2007   1.069
                                                                            2006   0.956
                                                                            2005   0.864
 Janus Aspen Global Research Subaccount (Service Shares) (7/01)............ 2014   1.083
                                                                            2013   0.856
                                                                            2012   0.724
                                                                            2011   0.853
                                                                            2010   0.748
                                                                            2009   0.551
                                                                            2008   1.012
                                                                            2007   0.938
                                                                            2006   0.805
                                                                            2005   0.773
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)............................. 2006   1.153
                                                                            2005   1.123
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)................. 2007   0.968
                                                                            2006   0.913
                                                                            2005   0.870



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................. 3.291                 59,800
                                                                            3.144                124,953
                                                                            2.345                121,079
                                                                            2.074                126,174
                                                                            2.356                184,734
                                                                            1.857                181,117
                                                                            1.346                162,285
                                                                            2.258                151,413
                                                                            1.983                178,427
                                                                            1.788                182,486
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............. 1.701                     --
                                                                            1.456                  7,543
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)....... 1.882                 31,296
                                                                            2.082                 24,901
                                                                            2.129                 22,903
                                                                            1.906                 54,704
                                                                            2.295                 53,879
                                                                            1.977                 50,596
                                                                            1.160                 49,087
                                                                            2.486                 53,670
                                                                            1.956                 59,079
                                                                            1.547                 18,275
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 1.599                 29,110
                                                                            1.823                 33,373
                                                                            1.502                 29,663
                                                                            1.287                 86,855
                                                                            1.459                 90,670
                                                                            1.363                 78,947
                                                                            1.008                 74,098
                                                                            1.712                 54,244
                                                                            1.503                 61,918
                                                                            1.253                 43,325
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)............ 1.450                     --
                                                                            1.206                 28,503
High Yield Bond Trust
 High Yield Bond Trust (3/97).............................................. 2.003                     --
                                                                            1.957                100,315
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)................... 1.165                     --
                                                                            1.127                 81,014
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................. 2.035                  9,423
                                                                            1.837                 62,612
                                                                            1.409                 58,358
                                                                            1.220                 64,934
                                                                            1.257                 92,750
                                                                            1.015                 97,000
                                                                            0.712                142,443
                                                                            1.284                129,806
                                                                            1.069                101,889
                                                                            0.956                 83,501
 Janus Aspen Global Research Subaccount (Service Shares) (7/01)............ 1.146                 24,244
                                                                            1.083                 57,991
                                                                            0.856                 49,144
                                                                            0.724                 48,590
                                                                            0.853                 61,176
                                                                            0.748                107,849
                                                                            0.551                148,854
                                                                            1.012                118,666
                                                                            0.938                 99,991
                                                                            0.805                 77,901
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)............................. 1.297                     --
                                                                            1.153                  1,394
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)................. 1.031                     --
                                                                            0.968                 35,386
                                                                            0.913                 28,786

                  GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.791
                                                                                  2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
                                                                                  2007   1.072
                                                                                  2006   0.998
                                                                                  2005   0.906
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.573
                                                                                  2013   1.205
                                                                                  2012   1.062
                                                                                  2011   1.147
                                                                                  2010   0.997
                                                                                  2009   0.781
                                                                                  2008   1.247
                                                                                  2007   1.247
                                                                                  2006   1.082
                                                                                  2005   1.046
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   1.755
                                                                                  2013   1.368
                                                                                  2012   1.195
                                                                                  2011   1.180
                                                                                  2010   1.061
                                                                                  2009   0.880
                                                                                  2008   1.262
                                                                                  2007   1.179
                                                                                  2006   1.041
                                                                                  2005   1.011
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.919
                                                                                  2010   0.832
                                                                                  2009   0.690
                                                                                  2008   0.979
                                                                                  2007   0.932
                                                                                  2006   0.800
                                                                                  2005   0.813
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   1.865
                                                                                  2013   1.500
                                                                                  2012   1.331
                                                                                  2011   1.250
                                                                                  2010   1.128
                                                                                  2009   0.930
                                                                                  2008   1.449
                                                                                  2007   1.440
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2014   2.397
                                                                                  2013   1.762
                                                                                  2012   1.483
                                                                                  2011   1.512
                                                                                  2010   1.395
                                                                                  2009   0.993
                                                                                  2008   1.604
                                                                                  2007   1.543
                                                                                  2006   1.494
                                                                                  2005   1.439
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2014   2.554
                                                                                  2013   1.954
                                                                                  2012   1.700
                                                                                  2011   1.641
                                                                                  2010   1.518
                                                                                  2009   1.235
                                                                                  2008   1.944
                                                                                  2007   1.896
                                                                                  2006   1.624
                                                                                  2005   1.544



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.128                 22,258
                                                                                  1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
                                                                                  1.074                100,609
                                                                                  1.072                 63,436
                                                                                  0.998                 52,977
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.582                     --
                                                                                  1.573                235,882
                                                                                  1.205                233,310
                                                                                  1.062                238,079
                                                                                  1.147                226,004
                                                                                  0.997                249,234
                                                                                  0.781                254,177
                                                                                  1.247                268,175
                                                                                  1.247                 77,149
                                                                                  1.082                 65,171
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 1.923                  3,340
                                                                                  1.755                 13,835
                                                                                  1.368                 12,209
                                                                                  1.195                 10,802
                                                                                  1.180                  9,949
                                                                                  1.061                  9,833
                                                                                  0.880                 18,070
                                                                                  1.262                 33,910
                                                                                  1.179                 35,956
                                                                                  1.041                 31,724
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 0.999                     --
                                                                                  0.919                 91,051
                                                                                  0.832                 83,702
                                                                                  0.690                 99,041
                                                                                  0.979                 98,986
                                                                                  0.932                 89,784
                                                                                  0.800                 76,474
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2.092                  6,643
                                                                                  1.865                121,088
                                                                                  1.500                 92,498
                                                                                  1.331                116,186
                                                                                  1.250                 39,025
                                                                                  1.128                 42,471
                                                                                  0.930                 39,244
                                                                                  1.449                 46,869
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2.698                 39,700
                                                                                  2.397                 61,057
                                                                                  1.762                 59,038
                                                                                  1.483                 62,707
                                                                                  1.512                 81,645
                                                                                  1.395                 96,714
                                                                                  0.993                 92,139
                                                                                  1.604                 91,748
                                                                                  1.543                 80,092
                                                                                  1.494                 89,255
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2.816                 96,892
                                                                                  2.554                122,768
                                                                                  1.954                109,620
                                                                                  1.700                121,660
                                                                                  1.641                147,142
                                                                                  1.518                151,067
                                                                                  1.235                157,063
                                                                                  1.944                176,465
                                                                                  1.896                 99,277
                                                                                  1.624                100,824

                 GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2014   2.281
                                                                                 2013   1.572
                                                                                 2012   1.333
                                                                                 2011   1.332
                                                                                 2010   1.078
                                                                                 2009   0.765
                                                                                 2008   1.307
                                                                                 2007   1.204
                                                                                 2006   1.082
                                                                                 2005   1.045
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.663
                                                                                 2008   1.074
                                                                                 2007   1.037
                                                                                 2006   0.913
                                                                                 2005   0.887
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 2011   1.028
                                                                                 2010   1.004
                                                                                 2009   0.791
                                                                                 2008   1.415
                                                                                 2007   1.349
                                                                                 2006   1.085
                                                                                 2005   0.984
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.008
                                                                                 2010   0.935
                                                                                 2009   0.807
                                                                                 2008   1.037
                                                                                 2007   1.036
                                                                                 2006   1.009
                                                                                 2005   0.998
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2014   2.324
                                                                                 2013   2.156
                                                                                 2012   1.853
                                                                                 2011   1.833
                                                                                 2010   1.592
                                                                                 2009   1.009
                                                                                 2008   1.460
                                                                                 2007   1.474
                                                                                 2006   1.346
                                                                                 2005   1.329
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 2010   1.293
                                                                                 2009   1.307
                                                                                 2008   1.291
                                                                                 2007   1.247
                                                                                 2006   1.207
                                                                                 2005   1.189
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2007   2.106
                                                                                 2006   1.806
                                                                                 2005   1.759
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 2007   1.404
                                                                                 2006   1.264
                                                                                 2005   1.239
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 2007   1.780
                                                                                 2006   1.525
                                                                                 2005   1.451
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 2007   1.281
                                                                                 2006   1.149
                                                                                 2005   1.110
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 2007   1.306
                                                                                 2006   1.128
                                                                                 2005   1.107



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.344                  3,592
                                                                                 2.281                 49,415
                                                                                 1.572                 40,878
                                                                                 1.333                 38,525
                                                                                 1.332                 39,688
                                                                                 1.078                 68,765
                                                                                 0.765                 58,207
                                                                                 1.307                 70,682
                                                                                 1.204                 26,278
                                                                                 1.082                 20,740
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.646                     --
                                                                                 0.663                138,819
                                                                                 1.074                116,547
                                                                                 1.037                105,163
                                                                                 0.913                353,048
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97)......................................................................... 1.107                     --
                                                                                 1.028                120,547
                                                                                 1.004                117,401
                                                                                 0.791                116,334
                                                                                 1.415                108,407
                                                                                 1.349                 98,761
                                                                                 1.085                127,139
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 0.997                     --
                                                                                 1.008                     --
                                                                                 0.935                     --
                                                                                 0.807                     --
                                                                                 1.037                     --
                                                                                 1.036                     --
                                                                                 1.009                     --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................... 2.286                  7,380
                                                                                 2.324                 40,612
                                                                                 2.156                 30,343
                                                                                 1.853                 28,211
                                                                                 1.833                 28,165
                                                                                 1.592                 28,625
                                                                                 1.009                 25,296
                                                                                 1.460                 34,413
                                                                                 1.474                 76,861
                                                                                 1.346                 77,954
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................... 1.288                     --
                                                                                 1.293                797,136
                                                                                 1.307                721,587
                                                                                 1.291                475,987
                                                                                 1.247                576,158
                                                                                 1.207                568,405
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)..................................... 2.212                     --
                                                                                 2.106                 98,927
                                                                                 1.806                112,801
 LMPVPI Total Return Subaccount (Class I) (9/98)................................ 1.446                     --
                                                                                 1.404                 50,357
                                                                                 1.264                 47,333
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)..................................... 1.873                     --
                                                                                 1.780                 96,421
                                                                                 1.525                101,024
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03).............. 1.368                     --
                                                                                 1.281                 20,231
                                                                                 1.149                 16,271
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)..................... 1.359                     --
                                                                                 1.306                    331
                                                                                 1.128                    331

                   GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)............................. 2007   1.374
                                                                                     2006   1.240
                                                                                     2005   1.161
Managed Assets Trust
 Managed Assets Trust (3/97)........................................................ 2006   1.845
                                                                                     2005   1.800
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2008   2.445
                                                                                     2007   2.335
                                                                                     2006   2.448
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2014   2.304
                                                                                     2013   2.124
                                                                                     2012   1.841
                                                                                     2011   1.817
                                                                                     2010   1.584
                                                                                     2009   1.089
                                                                                     2008   1.454
                                                                                     2007   1.433
                                                                                     2006   1.357
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 2014   1.084
                                                                                     2013   1.058
                                                                                     2012   0.849
                                                                                     2011   0.908
                                                                                     2010   0.791
                                                                                     2009   0.593
                                                                                     2008   1.028
                                                                                     2007   1.223
                                                                                     2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 2014   3.552
                                                                                     2013   2.787
                                                                                     2012   2.299
                                                                                     2011   2.513
                                                                                     2010   2.321
                                                                                     2009   1.642
                                                                                     2008   2.861
                                                                                     2007   2.221
                                                                                     2006   2.162
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2014   3.691
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2014   1.313
                                                                                     2013   0.913
                                                                                     2012   0.779
                                                                                     2011   0.763
                                                                                     2010   0.625
                                                                                     2009   0.476
                                                                                     2008   0.755
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.257
                                                                                     2013   1.074
                                                                                     2012   0.959
                                                                                     2011   0.992
                                                                                     2010   0.896
                                                                                     2009   0.702
                                                                                     2008   1.001
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.257
                                                                                     2013   1.017
                                                                                     2012   0.888
                                                                                     2011   0.944
                                                                                     2010   0.843
                                                                                     2009   0.637
                                                                                     2008   1.000
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.233
                                                                                     2013   1.100
                                                                                     2012   1.006
                                                                                     2011   1.017
                                                                                     2010   0.937
                                                                                     2009   0.770
                                                                                     2008   1.002



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)............................. 1.516                      --
                                                                                     1.374                     151
                                                                                     1.240                     151
Managed Assets Trust
 Managed Assets Trust (3/97)........................................................ 1.906                      --
                                                                                     1.845                 403,436
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2.359                      --
                                                                                     2.445                  85,888
                                                                                     2.335                  92,018
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............................ 2.355                 101,084
                                                                                     2.304                 148,930
                                                                                     2.124                 148,831
                                                                                     1.841                 152,276
                                                                                     1.817                 184,386
                                                                                     1.584                 185,304
                                                                                     1.089                 181,264
                                                                                     1.454                 178,313
                                                                                     1.433                      --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........................ 1.216                  52,895
                                                                                     1.084                 178,324
                                                                                     1.058                 165,001
                                                                                     0.849                 214,722
                                                                                     0.908                 263,805
                                                                                     0.791                 243,514
                                                                                     0.593                 248,206
                                                                                     1.028                 213,355
                                                                                     1.223                 224,234
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).................. 3.702                      --
                                                                                     3.552                 625,958
                                                                                     2.787                 699,447
                                                                                     2.299                 859,758
                                                                                     2.513               1,131,047
                                                                                     2.321               1,277,230
                                                                                     1.642               1,430,148
                                                                                     2.861               1,471,307
                                                                                     2.221               1,604,268
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.162                 562,003
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.542                  55,333
                                                                                     1.313                  42,409
                                                                                     0.913                  20,207
                                                                                     0.779                  22,183
                                                                                     0.763                   6,496
                                                                                     0.625                   3,644
                                                                                     0.476                      --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.316                 439,681
                                                                                     1.257                 384,231
                                                                                     1.074                  41,987
                                                                                     0.959                  25,097
                                                                                     0.992                  75,423
                                                                                     0.896                  66,385
                                                                                     0.702                      --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.320                 562,728
                                                                                     1.257                 531,216
                                                                                     1.017                  45,760
                                                                                     0.888                  28,125
                                                                                     0.944                  43,396
                                                                                     0.843                  24,672
                                                                                     0.637                   3,272
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.291                 272,172
                                                                                     1.233                 271,055
                                                                                     1.100                  39,818
                                                                                     1.006                  32,628
                                                                                     1.017                  26,388
                                                                                     0.937                  15,010
                                                                                     0.770                     145

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.017
                                                                            2013   1.562
                                                                            2012   1.222
                                                                            2011   1.440
                                                                            2010   1.250
                                                                            2009   0.815
                                                                            2008   1.392
                                                                            2007   1.422
                                                                            2006   1.288
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.260
                                                                            2013   1.691
                                                                            2012   1.445
                                                                            2011   1.486
                                                                            2010   1.310
                                                                            2009   1.048
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).................... 2014   1.767
                                                                            2013   1.374
                                                                            2012   1.214
                                                                            2011   1.277
                                                                            2010   1.030
                                                                            2009   0.825
                                                                            2008   1.365
                                                                            2007   1.500
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.060
                                                                            2013   1.485
                                                                            2012   1.270
                                                                            2011   1.297
                                                                            2010   1.039
                                                                            2009   0.784
                                                                            2008   1.294
                                                                            2007   1.177
                                                                            2006   1.183
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.597
                                                                            2013   1.214
                                                                            2012   1.064
                                                                            2011   1.199
                                                                            2010   1.016
                                                                            2009   0.798
                                                                            2008   1.080
                                                                            2007   1.105
                                                                            2006   1.035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.563
                                                                            2008   2.118
                                                                            2007   2.018
                                                                            2006   1.906
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.671
                                                                            2010   0.634
                                                                            2009   0.465
                                                                            2008   0.890
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2014   3.972
                                                                            2013   3.429
                                                                            2012   2.963
                                                                            2011   3.040
                                                                            2010   2.516
                                                                            2009   1.808
                                                                            2008   3.007
                                                                            2007   2.497
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.519
                                                                            2013   2.359
                                                                            2012   2.112
                                                                            2011   2.041
                                                                            2010   1.827
                                                                            2009   1.350
                                                                            2008   1.676
                                                                            2007   1.589
                                                                            2006   1.513



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.881                 43,542
                                                                            2.017                108,631
                                                                            1.562                 82,735
                                                                            1.222                 61,776
                                                                            1.440                 56,897
                                                                            1.250                 42,289
                                                                            0.815                 36,665
                                                                            1.392                 29,024
                                                                            1.422                 17,364
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2.438                 15,842
                                                                            2.260                 42,176
                                                                            1.691                 38,986
                                                                            1.445                 34,231
                                                                            1.486                 29,316
                                                                            1.310                 27,458
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07).................... 1.913                  3,716
                                                                            1.767                 34,761
                                                                            1.374                 21,182
                                                                            1.214                 16,045
                                                                            1.277                 12,960
                                                                            1.030                  5,966
                                                                            0.825                  3,087
                                                                            1.365                  1,316
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.200                    358
                                                                            2.060                  4,802
                                                                            1.485                  4,547
                                                                            1.270                  3,694
                                                                            1.297                  4,360
                                                                            1.039                  3,637
                                                                            0.784                  5,046
                                                                            1.294                     --
                                                                            1.177                     --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.650                 15,348
                                                                            1.597                 14,271
                                                                            1.214                 11,860
                                                                            1.064                 12,151
                                                                            1.199                 12,115
                                                                            1.016                 10,625
                                                                            0.798                 10,544
                                                                            1.080                     --
                                                                            1.105                     --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 1.548                     --
                                                                            1.563                328,174
                                                                            2.118                315,159
                                                                            2.018                295,161
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 0.714                     --
                                                                            0.671                  2,362
                                                                            0.634                  2,277
                                                                            0.465                     --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 4.067                253,869
                                                                            3.972                271,724
                                                                            3.429                315,831
                                                                            2.963                406,829
                                                                            3.040                494,426
                                                                            2.516                570,598
                                                                            1.808                617,505
                                                                            3.007                680,027
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.614                  9,018
                                                                            2.519                  9,018
                                                                            2.359                  7,210
                                                                            2.112                  8,728
                                                                            2.041                 15,352
                                                                            1.827                 12,783
                                                                            1.350                 14,697
                                                                            1.676                  9,769
                                                                            1.589                  9,399

GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009    0.617           0.587                     --
                                                                           2008    1.090           0.617                 30,150
                                                                           2007    0.987           1.090                 32,511
                                                                           2006    0.997           0.987                 40,412
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2014    1.330           1.379                126,505
                                                                           2013    1.040           1.330                265,628
                                                                           2012    0.903           1.040                258,006
                                                                           2011    1.053           0.903                254,455
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)....... 2014   11.303          12.190                     --
                                                                           2013   10.803          11.303                     --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.............. 2014    1.776           1.783                 54,498
                                                                           2013    1.358           1.776                117,899
                                                                           2012    1.166           1.358                113,154
                                                                           2011    1.298           1.166                133,300
                                                                           2010    1.097           1.298                151,085
                                                                           2009    0.879           1.097                143,498
                                                                           2008    1.269           0.879                185,616
                                                                           2007    1.325           1.269                152,474
                                                                           2006    1.297           1.325                    305
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07).......... 2014    3.074           2.846                  8,913
                                                                           2013    3.272           3.074                 25,381
                                                                           2012    2.783           3.272                 13,368
                                                                           2011    3.456           2.783                 11,908
                                                                           2010    2.824           3.456                 15,231
                                                                           2009    1.691           2.824                 12,933
                                                                           2008    3.840           1.691                 17,589
                                                                           2007    3.041           3.840                 17,944
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *......... 2014    1.560           1.433                 25,798
                                                                           2013    1.325           1.560                 64,389
                                                                           2012    1.151           1.325                 72,131
                                                                           2011    1.306           1.151                 84,500
                                                                           2010    1.187           1.306                 67,115
                                                                           2009    0.914           1.187                 76,705
                                                                           2008    1.607           0.914                 85,883
                                                                           2007    1.527           1.607                 55,930
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................. 2013    2.398           2.601                     --
                                                                           2012    2.301           2.398                 75,156
                                                                           2011    2.457           2.301                 75,624
                                                                           2010    2.019           2.457                 83,337
                                                                           2009    1.492           2.019                100,690
                                                                           2008    1.085           1.492                100,242
                                                                           2007    1.222           1.085                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........... 2014    1.389           1.385                  9,903
                                                                           2013    1.012           1.389                 51,655
                                                                           2012    0.938           1.012                 40,501
                                                                           2011    1.021           0.938                 46,266
                                                                           2010    0.783           1.021                 45,006
                                                                           2009    0.504           0.783                 43,628
                                                                           2008    0.907           0.504                 36,975
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........ 2012    0.850           0.956                     --
                                                                           2011    0.870           0.850              1,216,956
                                                                           2010    0.803           0.870              1,393,892
                                                                           2009    0.565           0.803              1,500,889
                                                                           2008    1.007           0.565              1,805,287
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............. 2014    1.417           1.432                500,027
                                                                           2013    1.126           1.417                501,373
                                                                           2012    0.939           1.126                549,562
                                                                           2011    1.037           0.939                730,186
                                                                           2010    0.904           1.037              1,097,209
                                                                           2009    0.652           0.904              1,526,194
                                                                           2008    1.108           0.652              1,630,843
                                                                           2007    1.055           1.108              1,593,176
                                                                           2006    0.996           1.055              1,844,071

                              GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.388           1.400                 1,370
                                                                          2013    1.106           1.388                58,801
                                                                          2012    0.925           1.106                47,746
                                                                          2011    1.023           0.925                45,722
                                                                          2010    0.894           1.023                41,501
                                                                          2009    0.648           0.894                37,899
                                                                          2008    1.104           0.648                37,390
                                                                          2007    1.053           1.104                24,182
                                                                          2006    0.996           1.053                 3,827
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2014    1.323           1.347                 8,113
                                                                          2013    1.472           1.323                 9,209
                                                                          2012    1.364           1.472                 5,411
                                                                          2011    1.240           1.364                 1,650
                                                                          2010    1.163           1.240                 8,354
                                                                          2009    0.995           1.163                 2,466
                                                                          2008    1.080           0.995                    --
                                                                          2007    1.018           1.080                    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    1.843           1.895                73,990
                                                                          2013    1.903           1.843               294,287
                                                                          2012    1.765           1.903               342,357
                                                                          2011    1.733           1.765               380,614
                                                                          2010    1.623           1.733               382,898
                                                                          2009    1.453           1.623               327,323
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    1.972           2.164                20,553
                                                                          2013    1.502           1.972               162,487
                                                                          2012    1.376           1.502               158,327
                                                                          2011    1.460           1.376               168,628
                                                                          2010    1.273           1.460               164,021
                                                                          2009    1.041           1.273               157,246
                                                                          2008    1.570           1.041                69,902
                                                                          2007    1.515           1.570                65,572
                                                                          2006    1.406           1.515                51,249
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.118           1.236                    --
                                                                          2006    1.060           1.118                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    2.401           2.479                36,394
                                                                          2013    2.395           2.401                83,835
                                                                          2012    2.174           2.395                51,624
                                                                          2011    2.125           2.174                59,778
                                                                          2010    1.920           2.125                74,688
                                                                          2009    1.461           1.920                93,983
                                                                          2008    1.658           1.461                92,649
                                                                          2007    1.576           1.658                85,230
                                                                          2006    1.518           1.576                87,171
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (4/13)................ 2014   10.761          11.540                    --
                                                                          2013   10.216          10.761                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014    1.371           1.533                40,034
                                                                          2013    1.038           1.371               100,867
                                                                          2012    0.892           1.038                74,605
                                                                          2011    0.941           0.892                58,415
                                                                          2010    0.815           0.941                52,391
                                                                          2009    0.697           0.815                50,742
                                                                          2008    1.108           0.697                51,170
                                                                          2007    1.080           1.108                66,852
                                                                          2006    1.001           1.080                52,799
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014    1.585           1.732                49,576
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007    1.365           1.433                    --
                                                                          2006    1.287           1.365                14,327
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014    1.704           1.911                    --
                                                                          2013    1.287           1.704                31,757
                                                                          2012    1.148           1.287                25,085
                                                                          2011    1.161           1.148                31,214
                                                                          2010    1.045           1.161                28,934
                                                                          2009    0.888           1.045                26,056
                                                                          2008    1.435           0.888                23,421
                                                                          2007    1.421           1.435                19,575

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.641
                                                                            2006   1.593
                                                                            2005   1.581
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.862
                                                                            2006   1.491
                                                                            2005   1.318
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.348
                                                                            2006   1.213
                                                                            2005   1.152
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.775
                                                                            2006   1.582
                                                                            2005   1.494
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.046
                                                                            2013   2.122
                                                                            2012   2.069
                                                                            2011   1.949
                                                                            2010   1.862
                                                                            2009   1.794
                                                                            2008   1.715
                                                                            2007   1.691
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.791
                                                                            2013   1.828
                                                                            2012   1.723
                                                                            2011   1.638
                                                                            2010   1.531
                                                                            2009   1.417
                                                                            2008   1.487
                                                                            2007   1.417
                                                                            2006   1.361
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.609
                                                                            2013   1.214
                                                                            2012   1.076
                                                                            2011   1.197
                                                                            2010   1.012
                                                                            2009   0.802
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.027
                                                                            2008   3.130
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.641
                                                                            2013   1.262
                                                                            2012   1.122
                                                                            2011   1.114
                                                                            2010   1.036
                                                                            2009   0.945
                                                                            2008   1.384
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 2014   1.162
                                                                            2013   1.177
                                                                            2012   1.193
                                                                            2011   1.208
                                                                            2010   1.224
                                                                            2009   1.235
                                                                            2008   1.216
                                                                            2007   1.173
                                                                            2006   1.145
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.643
                                                                            2008   1.089
                                                                            2007   1.148
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.747
                                                                            2008   1.372
                                                                            2007   1.337
                                                                            2006   1.317



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 1.693                     --
                                                                            1.641                144,941
                                                                            1.593                171,443
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 1.998                     --
                                                                            1.862                 88,285
                                                                            1.491                120,444
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 1.408                     --
                                                                            1.348                325,586
                                                                            1.213                362,097
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 1.773                     --
                                                                            1.775                167,102
                                                                            1.582                160,201
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2.136                 58,663
                                                                            2.046                103,637
                                                                            2.122                 97,107
                                                                            2.069                 94,698
                                                                            1.949                 87,113
                                                                            1.862                 74,362
                                                                            1.794                 61,878
                                                                            1.715                 70,324
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 1.893                124,919
                                                                            1.791                157,458
                                                                            1.828                149,848
                                                                            1.723                172,061
                                                                            1.638                200,641
                                                                            1.531                276,815
                                                                            1.417                253,364
                                                                            1.487                280,087
                                                                            1.417                263,661
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 1.729                229,542
                                                                            1.609                470,785
                                                                            1.214                484,756
                                                                            1.076                511,043
                                                                            1.197                522,827
                                                                            1.012                568,871
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2.110                     --
                                                                            2.027                     --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 1.777                  4,093
                                                                            1.641                 10,872
                                                                            1.262                  3,983
                                                                            1.122                  2,090
                                                                            1.114                     --
                                                                            1.036                     --
                                                                            0.945                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 1.147                 12,378
                                                                            1.162                 72,962
                                                                            1.177                 97,700
                                                                            1.193                101,778
                                                                            1.208                 82,960
                                                                            1.224                 59,817
                                                                            1.235                 69,646
                                                                            1.216                 47,204
                                                                            1.173                 29,607
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 0.636                     --
                                                                            0.643                128,473
                                                                            1.089                109,318
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 0.781                     --
                                                                            0.747                588,245
                                                                            1.372                544,538
                                                                            1.337                564,682

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013    1.426           1.571                     --
                                                                       2012    1.249           1.426                246,063
                                                                       2011    1.350           1.249                226,609
                                                                       2010    1.195           1.350                223,988
                                                                       2009    0.995           1.195                194,083
                                                                       2008    1.652           0.995                198,176
                                                                       2007    1.608           1.652                196,448
                                                                       2006    1.564           1.608                201,863
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014    1.890           2.072                 53,161
                                                                       2013    1.444           1.890                184,222
                                                                       2012    1.319           1.444                211,548
                                                                       2011    1.380           1.319                198,483
                                                                       2010    1.213           1.380                213,606
                                                                       2009    0.824           1.213                209,357
                                                                       2008    1.538           0.824                214,108
                                                                       2007    1.294           1.538                197,240
                                                                       2006    1.323           1.294                209,002
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2014    1.244           1.339                988,466
                                                                       2013    0.919           1.244              1,020,172
                                                                       2012    0.950           0.919              1,002,372
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012    0.844           0.962                     --
                                                                       2011    0.853           0.844                 39,416
                                                                       2010    0.776           0.853                 59,441
                                                                       2009    0.563           0.776                 59,653
                                                                       2008    0.849           0.563                 65,120
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011    0.974           1.057                     --
                                                                       2010    0.853           0.974                297,464
                                                                       2009    0.657           0.853                235,664
                                                                       2008    1.118           0.657                230,643
                                                                       2007    1.097           1.118                182,529
                                                                       2006    1.000           1.097                 35,015
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014    1.352           1.394                317,331
                                                                       2013    1.313           1.352                400,895
                                                                       2012    1.219           1.313                487,443
                                                                       2011    1.196           1.219                416,019
                                                                       2010    1.101           1.196                351,068
                                                                       2009    0.925           1.101                332,614
                                                                       2008    1.095           0.925                 59,992
                                                                       2007    1.051           1.095                 36,688
                                                                       2006    1.000           1.051                    384
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014    1.382           1.431                 43,908
                                                                       2013    1.262           1.382                498,423
                                                                       2012    1.147           1.262                476,914
                                                                       2011    1.150           1.147                313,840
                                                                       2010    1.044           1.150                265,434
                                                                       2009    0.856           1.044                142,450
                                                                       2008    1.105           0.856                102,061
                                                                       2007    1.069           1.105                 71,310
                                                                       2006    1.000           1.069                  8,556
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014    1.393           1.444                393,374
                                                                       2013    1.196           1.393              1,759,331
                                                                       2012    1.070           1.196              1,496,215
                                                                       2011    1.099           1.070              1,453,446
                                                                       2010    0.984           1.099              2,025,755
                                                                       2009    0.788           0.984              1,525,132
                                                                       2008    1.118           0.788                853,929
                                                                       2007    1.086           1.118                518,236
                                                                       2006    1.000           1.086                 27,519
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014    1.387           1.441                 60,968
                                                                       2013    1.130           1.387                352,449
                                                                       2012    0.992           1.130                253,815
                                                                       2011    1.045           0.992                221,593
                                                                       2010    0.923           1.045                195,363
                                                                       2009    0.724           0.923                128,468
                                                                       2008    1.131           0.724                 88,977
                                                                       2007    1.103           1.131                 49,754
                                                                       2006    1.000           1.103                 28,047
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).......... 2014   25.366          27.345                     --
                                                                       2013   21.771          25.366                     --

                  GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................ 2014   2.817
                                                                                   2013   2.161
                                                                                   2012   1.891
                                                                                   2011   1.881
                                                                                   2010   1.659
                                                                                   2009   1.331
                                                                                   2008   2.144
                                                                                   2007   2.161
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2014   2.741
                                                                                   2013   2.339
                                                                                   2012   2.128
                                                                                   2011   2.109
                                                                                   2010   1.945
                                                                                   2009   1.665
                                                                                   2008   2.171
                                                                                   2007   2.111
                                                                                   2006   1.971
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   2.014
                                                                                   2013   1.503
                                                                                   2012   1.306
                                                                                   2011   1.312
                                                                                   2010   1.193
                                                                                   2009   1.000
                                                                                   2008   1.501
                                                                                   2007   1.413
                                                                                   2006   1.276
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2014   1.853
                                                                                   2013   1.540
                                                                                   2012   1.319
                                                                                   2011   1.527
                                                                                   2010   1.430
                                                                                   2009   1.126
                                                                                   2008   1.969
                                                                                   2007   2.017
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   3.278
                                                                                   2013   2.619
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2014   2.676
                                                                                   2013   1.957
                                                                                   2012   1.704
                                                                                   2011   1.800
                                                                                   2010   1.437
                                                                                   2009   1.155
                                                                                   2008   1.760
                                                                                   2007   1.811
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.233
                                                                                   2013   1.630
                                                                                   2012   1.392
                                                                                   2011   1.429
                                                                                   2010   1.240
                                                                                   2009   0.878
                                                                                   2008   1.437
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   2.986
                                                                                   2013   2.098
                                                                                   2012   1.834
                                                                                   2011   1.831
                                                                                   2010   1.378
                                                                                   2009   1.007
                                                                                   2008   1.529
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.132
                                                                                   2006   2.003
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.948
                                                                                   2013   1.985
                                                                                   2012   1.942
                                                                                   2011   1.862
                                                                                   2010   1.780
                                                                                   2009   1.726
                                                                                   2008   1.752
                                                                                   2007   1.699
                                                                                   2006   1.638



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *............................ 3.152                 678,934
                                                                                   2.817                 771,828
                                                                                   2.161                 735,441
                                                                                   1.891                 891,119
                                                                                   1.881               1,554,435
                                                                                   1.659               1,822,506
                                                                                   1.331               1,837,935
                                                                                   2.144               1,918,015
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.934                 254,576
                                                                                   2.741                 592,698
                                                                                   2.339                 604,644
                                                                                   2.128                 664,709
                                                                                   2.109                 769,355
                                                                                   1.945                 804,617
                                                                                   1.665                 837,337
                                                                                   2.171                 807,111
                                                                                   2.111                 760,953
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.203                  94,730
                                                                                   2.014                 247,754
                                                                                   1.503                   2,442
                                                                                   1.306                  15,183
                                                                                   1.312                  15,688
                                                                                   1.193                   2,671
                                                                                   1.000                   2,953
                                                                                   1.501                   2,337
                                                                                   1.413                     511
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.719                  34,314
                                                                                   1.853                  49,477
                                                                                   1.540                  51,778
                                                                                   1.319                  54,300
                                                                                   1.527                  66,861
                                                                                   1.430                  69,826
                                                                                   1.126                  58,762
                                                                                   1.969                  53,552
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.236                  37,033
                                                                                   3.278                  72,028
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2.775                  67,244
                                                                                   2.676                  69,787
                                                                                   1.957                  66,734
                                                                                   1.704                  76,687
                                                                                   1.800                 102,370
                                                                                   1.437                 120,346
                                                                                   1.155                 118,331
                                                                                   1.760                 114,260
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2.398                   2,058
                                                                                   2.233                  33,363
                                                                                   1.630                  24,842
                                                                                   1.392                  17,990
                                                                                   1.429                  15,781
                                                                                   1.240                  11,048
                                                                                   0.878                      --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 3.143                  65,616
                                                                                   2.986                 149,571
                                                                                   2.098                 143,990
                                                                                   1.834                 157,641
                                                                                   1.831                 176,999
                                                                                   1.378                 163,816
                                                                                   1.007                 171,898
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2.216                      --
                                                                                   2.132                 115,932
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.979                 184,771
                                                                                   1.948                 195,372
                                                                                   1.985                 200,692
                                                                                   1.942                 205,750
                                                                                   1.862                 212,057
                                                                                   1.780                 238,592
                                                                                   1.726                 250,086
                                                                                   1.752                 244,047
                                                                                   1.699                 250,537

                              GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MSF WMC Balanced Subaccount (Class A) (4/07)........................... 2014   2.197           2.398                273,645
                                                                         2013   1.846           2.197                355,932
                                                                         2012   1.664           1.846                430,541
                                                                         2011   1.624           1.664                459,023
                                                                         2010   1.501           1.624                573,368
                                                                         2009   1.296           1.501                739,755
                                                                         2008   1.746           1.296                355,777
                                                                         2007   1.729           1.746                349,898
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).......... 2014   1.568           1.712                209,348
                                                                         2013   1.188           1.568                454,461
                                                                         2012   1.067           1.188                443,884
                                                                         2011   1.126           1.067                410,888
                                                                         2010   1.019           1.126                423,913
                                                                         2009   0.782           1.019                417,916
                                                                         2008   1.264           0.782                408,659
Money Market Portfolio
 Money Market Subaccount (9/98)......................................... 2006   1.134           1.145                     --
                                                                         2005   1.116           1.134                 22,097
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.122           1.186                     --
                                                                         2005   1.075           1.122                    925
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05)........ 2007   0.993           1.014                     --
                                                                         2006   0.999           0.993                     --
                                                                         2005   1.000           0.999                     --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)........ 2009   1.401           1.449                     --
                                                                         2008   1.355           1.401                260,317
                                                                         2007   1.262           1.355                131,730
                                                                         2006   1.231           1.262                188,291
                                                                         2005   1.218           1.231                176,667
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)................ 2008   0.980           0.910                     --
                                                                         2007   0.900           0.980                 24,709
                                                                         2006   0.821           0.900                 21,340
                                                                         2005   0.775           0.821                 18,531
 Putnam VT International Equity Subaccount (Class IB) (7/01)............ 2007   1.417           1.535                     --
                                                                         2006   1.124           1.417                 46,362
                                                                         2005   1.015           1.124                 41,099
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)................. 2007   1.978           2.114                     --
                                                                         2006   1.708           1.978                112,489
                                                                         2005   1.617           1.708                 87,228
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.936           0.997                     --
                                                                         2005   0.872           0.936                 33,734
 Travelers Convertible Securities Subaccount (8/99)..................... 2006   1.418           1.513                     --
                                                                         2005   1.432           1.418                  8,176
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).................. 2006   2.239           2.448                     --
                                                                         2005   2.017           2.239                 94,671
 Travelers Equity Income Subaccount (7/97).............................. 2006   1.487           1.564                     --
                                                                         2005   1.442           1.487                185,477
 Travelers Federated High Yield Subaccount (10/97)...................... 2006   1.322           1.357                     --
                                                                         2005   1.306           1.322                     --
 Travelers Federated Stock Subaccount (7/97)............................ 2006   1.528           1.584                     --
                                                                         2005   1.470           1.528                 19,053
 Travelers Large Cap Subaccount (7/97).................................. 2006   1.276           1.317                     --
                                                                         2005   1.190           1.276                181,605
 Travelers Mercury Large Cap Core Subaccount (10/98).................... 2006   1.211           1.287                     --
                                                                         2005   1.095           1.211                 11,733
 Travelers MFS(R) Mid Cap Growth Subaccount (9/98)...................... 2006   1.249           1.323                     --
                                                                         2005   1.228           1.249                192,771
 Travelers MFS(R) Total Return Subaccount (3/97)........................ 2006   1.907           1.971                     --
                                                                         2005   1.877           1.907                696,378

                              GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.180           1.276                     --
                                                                          2005   1.123           1.180                  3,791
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.120           1.288                     --
                                                                          2005   1.036           1.120                 20,031
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.324           1.406                     --
                                                                          2005   1.265           1.324                 74,740
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.006           1.060                     --
                                                                          2005   1.000           1.006                     --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.501           1.518                     --
                                                                          2005   1.467           1.501                140,375
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.373           1.361                     --
                                                                          2005   1.368           1.373                237,104
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.462           1.527                     --
                                                                          2005   1.452           1.462                368,572
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.027           1.183                     --
                                                                          2005   1.000           1.027                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000           1.035                     --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.698           1.638                     --
                                                                          2005   1.649           1.698                317,572
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.357           2.543                272,852
                                                                          2013   2.012           2.357                315,666
                                                                          2012   1.841           2.012                314,990
                                                                          2011   1.865           1.841                319,925
                                                                          2010   1.685           1.865                659,896
                                                                          2009   1.390           1.685                680,013
                                                                          2008   1.882           1.390                679,310
                                                                          2007   1.720           1.882                769,082
                                                                          2006   1.618           1.720                757,675
                                                                          2005   1.570           1.618                716,575
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.044           1.014                     --
                                                                          2008   1.648           1.044                 27,906
                                                                          2007   1.709           1.648                 26,405
                                                                          2006   1.492           1.709                 24,870
                                                                          2005   1.452           1.492                 27,721
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.562           0.577                     --
                                                                          2008   1.000           0.562                 34,977
                                                                          2007   0.901           1.000                 48,019
                                                                          2006   0.855           0.901                 54,019
                                                                          2005   0.803           0.855                 46,501
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2014   2.430           2.505                  2,058
                                                                          2013   2.145           2.430                 14,089
                                                                          2012   1.906           2.145                 11,510
                                                                          2011   2.082           1.906                 12,686
                                                                          2010   1.799           2.082                 12,521
                                                                          2009   1.138           1.799                 12,850
                                                                          2008   2.079           1.138                  9,344
                                                                          2007   2.121           2.079                  9,954
                                                                          2006   1.857           2.121                 18,371
                                                                          2005   1.615           1.857                 16,116


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

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


                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a name change, merger or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES



                       FORMER NAME                                             NEW NAME
--------------------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST                 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio             Western Asset Core Plus VIT Portfolio
 Clearbridge Variable Equity Income Portfolio             Clearbridge Variable Dividend Strategy Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Counsel Variable Social Awareness Portfolio   1919 Variable Socially Responsive Balanced Fund
MET INVESTORS SERIES TRUST                                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio - Class B         MetLife Small Cap Value Portfolio - Class B

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


                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                    PORTFOLIO/SERIES                    MARKETING NAME
----------------------------------------- ------------------------------ -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio           Janus Aspen Series Enterprise
                                                                         Portfolio
Janus Aspen Series                        Global Research Portfolio      Janus Aspen Series Global Research
                                                                         Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio
                                                                         Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Calculation of Money Market Yield

Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY USA, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.



Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 16

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Western Asset Core Plus VIT Portfolio

   o   Barclays Aggregate Bond Index Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                                  GOLD TRACK
                               GOLD TRACK SELECT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2015



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY



                         METLIFE INSURANCE COMPANY USA

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1,

2015. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company USA, Annuity Operations and Services,

11225 Community House Road, Charlotte, NC 28277, or by calling 1-800-842-9406,

or by accessing the Securities and Exchange Commission's website at

http://www.sec.gov.
------------------

The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company USA

("we", "our", or the "Company").


























                                                                  MIC-Book-15-16

                               TABLE OF CONTENTS



                                                                                    PAGE
                                                                                   -----
THE INSURANCE COMPANY.............................................................    2
SERVICES..........................................................................    2
PRINCIPAL UNDERWRITER.............................................................    2
CUSTODIAN.........................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.................................    2
CALCULATION OF ANNUITY UNIT VALUE.................................................    3
CALCULATION OF MONEY MARKET YIELD.................................................    4
TAXES.............................................................................    4
   Qualified Annuity Contracts....................................................    4
   Types of Qualified Plans.......................................................    4
   ERISA..........................................................................    5
   Federal Estate Taxes...........................................................    6
   Generation-Skipping Transfer Tax...............................................    6
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    6
CONDENSED FINANCIAL INFORMATION -- Gold Track.....................................    8
CONDENSED FINANCIAL INFORMATION -- Gold Track Select MUSA.........................   47
FINANCIAL STATEMENTS..............................................................    1

                             THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock insurance company chartered in 1863 in Connecticut and currently subject to the laws in the state of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


                                    SERVICES


FASCore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to Us in connection with Our administration of the Gold Track Select Contract. Fascore is not affiliated with Us, the Separate Account or any of Our affiliates, including the Contract's principal underwriter, MetLife Investors Distribution Company ("MLIDC"). We pay Fascore for its services an annual base fee and/or annual per participant charge for each Plan account under the Contract. Fascore also charges Us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.

The following table shows the amount of recordkeeping fees paid to Fascore over the past three years:



              RECORDKEEPING FEES PAID
                 TO FASCORE BY THE
    YEAR              COMPANY
------------ ------------------------
 2014........$
 2013........$2,105,413
 2012........$1,856,582


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.



                                   CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2014........$43,885,979                     $0
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract.

Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2014 is $206,080*. The amount of commissions paid to selected broker-dealer firms during 2014 is $69,777. The amount of total compensation (includes noncommission as well as commission amounts) paid to selected broker-dealer firms during 2014 is $275,857*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and Metropolitan Life Insurance Company. (On November 14, 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2014 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

                       CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

                 Current Yield = ((NCF - ES) / UV) - (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

             Effective Yield = (1 + ((NCF - ES) / UV)) 365 / 7 - 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:



     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  401(k)                    $18,000                 $6,000
  401(a)                     (Employer contributions only)
  403(b) (TSA)              $18,000                 $6,000
  457(b)                    $18,000                 $6,000



Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that annual plan contributions do not to exceed the greater of $53,000 or 25% of an employee's compensation for 2015.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the

Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --
                                   Gold Track
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................... 2007   2.172       2.293            --
                                                                          2006   1.895       2.172            --
                                                                          2005   1.825       1.895     1,552,335
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.086       1.166            --
                                                                          2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.839       0.883            --
                                                                          2005   0.800       0.839        42,257
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.917       0.877            --
                                                                          2007   0.793       0.917       128,916
                                                                          2006   0.779       0.793       107,961
                                                                          2005   0.729       0.779        54,699
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................ 2014   2.300       2.335        31,946
                                                                          2013   1.795       2.300        58,786
                                                                          2012   1.476       1.795        43,491
                                                                          2011   1.633       1.476        61,935
                                                                          2010   1.473       1.633        68,332
                                                                          2009   1.044       1.473        69,361
                                                                          2008   1.644       1.044       120,682
 American Funds Growth Subaccount (Class 2) (4/08)....................... 2014   1.988       2.140        74,500
                                                                          2013   1.540       1.988        80,589
                                                                          2012   1.317       1.540       182,911
                                                                          2011   1.387       1.317       253,411
                                                                          2010   1.178       1.387       233,275
                                                                          2009   0.852       1.178       222,115
                                                                          2008   1.467       0.852       167,479
 American Funds Growth-Income Subaccount (Class 2) (4/08)................ 2014   1.805       1.981        94,409
                                                                          2013   1.363       1.805       101,424
                                                                          2012   1.170       1.363       108,938
                                                                          2011   1.201       1.170       118,697
                                                                          2010   1.086       1.201       135,008
                                                                          2009   0.834       1.086       123,680
                                                                          2008   1.298       0.834        97,490
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)........................................ 2006   2.286       2.268            --
                                                                          2005   1.950       2.286     5,433,855
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)................. 2007   3.040       3.193            --
                                                                          2006   2.312       3.040       239,778
                                                                          2005   1.822       2.312       250,748
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99).................... 2006   2.567       3.378            --
                                                                          2005   2.415       2.567       296,129
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.388       1.332            --
                                                                          2007   1.306       1.388     4,769,937
                                                                          2006   1.131       1.306     5,398,065
                                                                          2005   1.092       1.131     6,399,684
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)....... 2008   1.691       1.601            --
                                                                          2007   1.917       1.691     1,694,486
                                                                          2006   1.862       1.917     1,787,672
                                                                          2005   1.774       1.862     2,255,092

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 2007   1.744       1.830            --
                                                                                      2006   1.638       1.744            --
                                                                                      2005   1.587       1.638     1,369,326
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
                                                                                      2007   1.583       1.842     1,010,307
                                                                                      2006   1.432       1.583     1,003,656
                                                                                      2005   1.238       1.432       875,070
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.037       2.236        39,899
                                                                                      2013   1.485       2.037        38,801
                                                                                      2012   1.225       1.485        31,972
                                                                                      2011   1.270       1.225        26,834
                                                                                      2010   1.085       1.270        40,243
                                                                                      2009   0.805       1.085        39,370
                                                                                      2008   1.384       0.805        43,976
                                                                                      2007   1.307       1.384        37,548
                                                                                      2006   1.158       1.307        55,352
                                                                                      2005   0.967       1.158        33,158
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2014   2.905       3.133            --
                                                                                      2013   2.285       2.905            --
                                                                                      2012   1.964       2.285            --
                                                                                      2011   1.960       1.964            --
                                                                                      2010   1.716       1.960            --
                                                                                      2009   1.329       1.716            --
                                                                                      2008   2.335       1.329            --
                                                                                      2007   2.319       2.335            79
                                                                                      2006   1.945       2.319            79
                                                                                      2005   1.852       1.945     2,120,920
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.175       2.001            --
                                                                                      2007   1.727       2.175           142
                                                                                      2006   1.629       1.727           142
                                                                                      2005   1.552       1.629     3,378,817
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2014   1.932       1.939            --
                                                                                      2013   1.838       1.932            --
                                                                                      2012   1.622       1.838            --
                                                                                      2011   1.572       1.622            --
                                                                                      2010   1.392       1.572            --
                                                                                      2009   0.975       1.392            --
                                                                                      2008   1.310       0.975            --
                                                                                      2007   1.284       1.310            --
                                                                                      2006   1.164       1.284            --
                                                                                      2005   1.142       1.164       187,401
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.350       3.524     1,412,479
                                                                                      2013   2.486       3.350       792,885
                                                                                      2012   2.187       2.486       673,835
                                                                                      2011   2.473       2.187       824,587
                                                                                      2010   1.939       2.473       926,233
                                                                                      2009   1.399       1.939       868,005
                                                                                      2008   2.334       1.399       778,711
                                                                                      2007   2.040       2.334       682,204
                                                                                      2006   1.830       2.040       653,948
                                                                                      2005   1.563       1.830       524,518
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2014   2.185       1.986        62,998
                                                                                      2013   2.223       2.185        49,596
                                                                                      2012   1.980       2.223        46,457
                                                                                      2011   2.372       1.980        40,539
                                                                                      2010   2.034       2.372        34,292
                                                                                      2009   1.188       2.034        15,493
                                                                                      2008   2.532       1.188        13,032
                                                                                      2007   1.982       2.532        63,148
                                                                                      2006   1.559       1.982        48,998
                                                                                      2005   1.234       1.559            78

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2014   1.913       1.686        36,844
                                                                                  2013   1.568       1.913        57,348
                                                                                  2012   1.337       1.568       100,488
                                                                                  2011   1.508       1.337        90,811
                                                                                  2010   1.402       1.508        95,027
                                                                                  2009   1.032       1.402       111,986
                                                                                  2008   1.744       1.032        41,486
                                                                                  2007   1.523       1.744        47,238
                                                                                  2006   1.264       1.523        30,802
                                                                                  2005   1.156       1.264        17,385
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)........... 2007   2.497       2.649            --
                                                                                  2006   2.073       2.497            --
                                                                                  2005   2.012       2.073       373,925
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)................. 2006   2.147       2.517            --
                                                                                  2005   1.984       2.147     1,139,783
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   2.049       2.101            --
                                                                                  2005   2.039       2.049       681,925
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.153       1.195            --
                                                                                  2005   1.080       1.153       208,490
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2014   1.957       2.179       115,764
                                                                                  2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
                                                                                  2007   1.099       1.328       163,043
                                                                                  2006   0.978       1.099       146,078
                                                                                  2005   0.880       0.978       128,612
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2014   1.154       1.227        38,135
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
                                                                                  2006   0.824       0.965       180,791
                                                                                  2005   0.787       0.824       182,884
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.908       2.279       666,380
                                                                                  2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
                                                                                  2006   1.022       1.103     2,035,461
                                                                                  2005   0.923       1.022     2,067,086
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.675       1.688            --
                                                                                  2013   1.278       1.675       946,918
                                                                                  2012   1.120       1.278       997,587
                                                                                  2011   1.204       1.120     1,014,699
                                                                                  2010   1.041       1.204     1,134,861
                                                                                  2009   0.811       1.041     1,279,307
                                                                                  2008   1.289       0.811     1,554,778
                                                                                  2007   1.339       1.289     1,950,355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   2.013       2.269        94,436

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
                                                                                           2007   1.503
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2014   2.589
                                                                                           2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.756
                                                                                           2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045
                                                                                           2010   0.965
                                                                                           2009   0.828
                                                                                           2008   1.059
                                                                                           2007   1.054
                                                                                           2006   1.020
                                                                                           2005   1.005
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.532
                                                                                           2013   2.337
                                                                                           2012   1.999
                                                                                           2011   1.968
                                                                                           2010   1.701
                                                                                           2009   1.072
                                                                                           2008   1.543
                                                                                           2007   1.551
                                                                                           2006   1.409
                                                                                           2005   1.384
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.382
                                                                                           2009   1.390
                                                                                           2008   1.365
                                                                                           2007   1.312
                                                                                           2006   1.264
                                                                                           2005   1.239



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
                                                                                           1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2.927       656,217
                                                                                           2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.054       374,090
                                                                                           2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --
                                                                                           1.045        43,466
                                                                                           0.965        59,069
                                                                                           0.828            --
                                                                                           1.059            --
                                                                                           1.054            --
                                                                                           1.020            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.504        93,121
                                                                                           2.532       100,217
                                                                                           2.337       106,077
                                                                                           1.999       110,910
                                                                                           1.968       126,578
                                                                                           1.701       296,572
                                                                                           1.072       178,560
                                                                                           1.543       183,374
                                                                                           1.551       202,593
                                                                                           1.409       255,339
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.378            --
                                                                                           1.382       126,643
                                                                                           1.390        84,653
                                                                                           1.365        56,007
                                                                                           1.312        67,656
                                                                                           1.264       480,686

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.194
                                                                                           2006   1.872
                                                                                           2005   1.814
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.874
                                                                                           2006   1.597
                                                                                           2005   1.512
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 2006   1.932
                                                                                           2005   1.876
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
                                                                                           2006   2.542
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2014   2.498
                                                                                           2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.563
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.871
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   4.030
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.293
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.268



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.308            --
                                                                                           2.194       774,965
                                                                                           1.872       876,893
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.975            --
                                                                                           1.874         4,956
                                                                                           1.597       279,796
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 1.999            --
                                                                                           1.932     2,925,625
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
                                                                                           2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.566       793,569
                                                                                           2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
                                                                                           1.227       836,142
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.042            --
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.559       706,102
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.360       377,550
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.335        18,683

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.126       1.268        28,361
                                                                            2012   1.024       1.126        12,877
                                                                            2011   1.031       1.024         7,940
                                                                            2010   0.945       1.031        12,461
                                                                            2009   0.772       0.945        17,485
                                                                            2008   1.002       0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............. 2014   2.805       2.629            --
                                                                            2013   2.162       2.805            --
                                                                            2012   1.683       2.162            --
                                                                            2011   1.972       1.683            --
                                                                            2010   1.704       1.972            --
                                                                            2009   1.105       1.704            --
                                                                            2008   1.771       1.105            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08).................... 2014   1.855       2.018       126,472
                                                                            2013   1.435       1.855       146,908
                                                                            2012   1.261       1.435       149,033
                                                                            2011   1.320       1.261       264,062
                                                                            2010   1.060       1.320       191,893
                                                                            2009   0.845       1.060       181,879
                                                                            2008   1.277       0.845       127,758
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................. 2014   2.149       2.306        30,303
                                                                            2013   1.541       2.149         6,791
                                                                            2012   1.311       1.541         2,378
                                                                            2011   1.333       1.311           978
                                                                            2010   1.063       1.333           167
                                                                            2009   0.798       1.063            --
                                                                            2008   1.224       0.798            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................. 2014   1.661       1.724        31,396
                                                                            2013   1.256       1.661        19,560
                                                                            2012   1.095       1.256        13,741
                                                                            2011   1.228       1.095         6,118
                                                                            2010   1.036       1.228         2,457
                                                                            2009   0.809       1.036            --
                                                                            2008   1.085       0.809            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   1.662       1.648            --
                                                                            2008   2.241       1.662     1,402,647
                                                                            2007   2.124       2.241     1,802,979
                                                                            2006   1.999       2.124     1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011   0.689       0.734            --
                                                                            2010   0.647       0.689           636
                                                                            2009   0.473       0.647           849
                                                                            2008   0.902       0.473            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *........... 2014   4.329       4.456            --
                                                                            2013   3.719       4.329            --
                                                                            2012   3.197       3.719            --
                                                                            2011   3.264       3.197            --
                                                                            2010   2.688       3.264            --
                                                                            2009   1.922       2.688            --
                                                                            2008   3.181       1.922            --
                                                                            2007   2.632       3.181            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.706       2.822         7,606
                                                                            2013   2.522       2.706         3,394
                                                                            2012   2.246       2.522         6,794
                                                                            2011   2.160       2.246         6,125
                                                                            2010   1.924       2.160        25,786
                                                                            2009   1.414       1.924        22,337
                                                                            2008   1.747       1.414        22,931
                                                                            2007   1.648       1.747         6,247
                                                                            2006   1.564       1.648         5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.641       0.611            --
                                                                            2008   1.127       0.641       796,158
                                                                            2007   1.015       1.127       892,684
                                                                            2006   1.022       1.015     1,009,228
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.384       1.442     2,945,388
                                                                            2013   1.077       1.384     4,122,273
                                                                            2012   0.930       1.077     4,174,272
                                                                            2011   1.081       0.930     4,009,043

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2014   1.864       1.880       208,208
                                                                               2013   1.418       1.864       230,924
                                                                               2012   1.212       1.418       308,692
                                                                               2011   1.342       1.212       335,134
                                                                               2010   1.128       1.342       373,183
                                                                               2009   0.900       1.128       381,485
                                                                               2008   1.292       0.900       394,187
                                                                               2007   1.408       1.292       372,815
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   3.317       3.085       118,246
                                                                               2013   3.512       3.317       135,404
                                                                               2012   2.973       3.512       121,243
                                                                               2011   3.673       2.973       118,155
                                                                               2010   2.986       3.673       163,240
                                                                               2009   1.779       2.986       155,305
                                                                               2008   4.020       1.779       138,295
                                                                               2007   3.173       4.020       197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.662       1.535       474,845
                                                                               2013   1.405       1.662       688,149
                                                                               2012   1.214       1.405       835,491
                                                                               2011   1.370       1.214       919,063
                                                                               2010   1.240       1.370       414,854
                                                                               2009   0.950       1.240       567,735
                                                                               2008   1.662       0.950       518,681
                                                                               2007   1.574       1.662       428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.575       2.798            --
                                                                               2012   2.459       2.575       222,135
                                                                               2011   2.612       2.459       226,771
                                                                               2010   2.137       2.612       317,112
                                                                               2009   1.570       2.137       314,630
                                                                               2008   2.470       1.570       335,949
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014   1.479       1.483         2,699
                                                                               2013   1.073       1.479         7,753
                                                                               2012   0.990       1.073         6,325
                                                                               2011   1.072       0.990         4,881
                                                                               2010   0.818       1.072        11,229
                                                                               2009   0.524       0.818        13,396
                                                                               2008   0.940       0.524        13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012   0.898       1.011            --
                                                                               2011   0.914       0.898        40,844
                                                                               2010   0.840       0.914        19,688
                                                                               2009   0.588       0.840         3,374
                                                                               2008   1.044       0.588         1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *................. 2014   1.472       1.496            --
                                                                               2013   1.165       1.472            --
                                                                               2012   0.966       1.165            --
                                                                               2011   1.061       0.966            --
                                                                               2010   0.920       1.061            --
                                                                               2009   0.661       0.920            --
                                                                               2008   1.118       0.661            --
                                                                               2007   1.058       1.118            --
                                                                               2006   0.996       1.058            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08).............. 2014   1.378       1.411       810,418
                                                                               2013   1.526       1.378        88,452
                                                                               2012   1.407       1.526        48,917
                                                                               2011   1.273       1.407        38,489
                                                                               2010   1.188       1.273        27,151
                                                                               2009   1.012       1.188           146
                                                                               2008   1.127       1.012            --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.963       2.029       443,329
                                                                               2013   2.017       1.963       623,867
                                                                               2012   1.861       2.017       746,860
                                                                               2011   1.819       1.861       692,215
                                                                               2010   1.695       1.819       986,894
                                                                               2009   1.513       1.695     1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   2.150       2.371       165,932

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.628       2.150        216,269
                                                                            2012   1.484       1.628        224,371
                                                                            2011   1.568       1.484        268,870
                                                                            2010   1.360       1.568        315,749
                                                                            2009   1.106       1.360        305,700
                                                                            2008   1.660       1.106        285,979
                                                                            2007   1.594       1.660        314,468
                                                                            2006   1.475       1.594        314,010
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2014   2.617       2.715        135,190
                                                                            2013   2.598       2.617        144,065
                                                                            2012   2.346       2.598        204,538
                                                                            2011   2.282       2.346        205,706
                                                                            2010   2.051       2.282        289,517
                                                                            2009   1.553       2.051        343,687
                                                                            2008   1.754       1.553        306,265
                                                                            2007   1.658       1.754        518,301
                                                                            2006   1.592       1.658        501,145
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)............ 2014   7.983       8.971             --
                                                                            2013   6.015       7.983             --
                                                                            2012   5.140       6.015             --
                                                                            2011   5.397       5.140             --
                                                                            2010   4.650       5.397             --
                                                                            2009   3.959       4.650             --
                                                                            2008   5.928       3.959             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.691       1.855        863,161
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.423       1.496             --
                                                                            2006   1.336       1.423        478,768
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.839       2.073        218,378
                                                                            2013   1.382       1.839        241,202
                                                                            2012   1.227       1.382        276,003
                                                                            2011   1.234       1.227        335,282
                                                                            2010   1.105       1.234        388,161
                                                                            2009   0.935       1.105        436,974
                                                                            2008   1.503       0.935        412,186
                                                                            2007   1.483       1.503        460,523
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.727       1.789             --
                                                                            2006   1.668       1.727     19,361,845
                                                                            2005   1.648       1.668     21,982,579
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.960       2.112             --
                                                                            2006   1.562       1.960     12,173,343
                                                                            2005   1.373       1.562     17,425,745
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.419       1.488             --
                                                                            2006   1.271       1.419     23,515,817
                                                                            2005   1.201       1.271     30,646,741
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.868       1.874             --
                                                                            2006   1.657       1.868      8,612,652
                                                                            2005   1.557       1.657     11,665,174
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.230       2.340      1,589,023
                                                                            2013   2.301       2.230      1,876,784
                                                                            2012   2.232       2.301      2,237,594
                                                                            2011   2.093       2.232      2,438,991
                                                                            2010   1.990       2.093      2,724,405
                                                                            2009   1.907       1.990      3,101,195
                                                                            2008   1.814       1.907      4,013,665
                                                                            2007   1.788       1.814      5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.943       2.064        269,302
                                                                            2013   1.974       1.943        148,288
                                                                            2012   1.850       1.974        149,519
                                                                            2011   1.750       1.850        144,927
                                                                            2010   1.628       1.750        247,765
                                                                            2009   1.499       1.628        255,792
                                                                            2008   1.565       1.499        265,936
                                                                            2007   1.484       1.565        308,286
                                                                            2006   1.421       1.484        368,636

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.747       1.887     3,768,735
                                                                        2013   1.312       1.747     4,183,212
                                                                        2012   1.156       1.312     4,803,119
                                                                        2011   1.280       1.156     5,248,481
                                                                        2010   1.077       1.280     5,918,628
                                                                        2009   0.851       1.077     6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268            --
                                                                        2008   3.349       2.176            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.740       1.893        52,570
                                                                        2013   1.331       1.740        50,695
                                                                        2012   1.177       1.331        86,216
                                                                        2011   1.163       1.177       106,431
                                                                        2010   1.076       1.163        97,332
                                                                        2009   0.977       1.076        94,288
                                                                        2008   1.426       0.977        16,423
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.338       1.328            --
                                                                        2013   1.349       1.338            --
                                                                        2012   1.360       1.349            --
                                                                        2011   1.371       1.360            --
                                                                        2010   1.378       1.371            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646            --
                                                                        2008   1.098       0.651        65,305
                                                                        2007   1.154       1.098        65,459
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828            --
                                                                        2008   1.446       0.791     6,253,994
                                                                        2007   1.402       1.446     7,813,729
                                                                        2006   1.376       1.402     9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/08)...................... 2013   1.540       1.700            --
                                                                        2012   1.343       1.540     1,164,652
                                                                        2011   1.444       1.343     1,193,551
                                                                        2010   1.272       1.444     1,344,022
                                                                        2009   1.053       1.272     1,524,567
                                                                        2008   1.612       1.053     1,716,197
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.040       2.247       362,268
                                                                        2013   1.550       2.040       416,381
                                                                        2012   1.410       1.550       485,720
                                                                        2011   1.467       1.410       514,795
                                                                        2010   1.284       1.467       570,859
                                                                        2009   0.867       1.284       595,283
                                                                        2008   1.611       0.867       672,349
                                                                        2007   1.349       1.611     1,352,154
                                                                        2006   1.374       1.349     1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.326       1.435     1,001,461
                                                                        2013   0.976       1.326       258,442
                                                                        2012   1.010       0.976        93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.890       1.020            --
                                                                        2011   0.895       0.890        60,536
                                                                        2010   0.811       0.895       127,942
                                                                        2009   0.586       0.811       131,679
                                                                        2008   0.879       0.586       120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.998       1.085            --
                                                                        2010   0.870       0.998     4,286,903
                                                                        2009   0.667       0.870     4,106,955
                                                                        2008   1.129       0.667     3,721,661
                                                                        2007   1.102       1.129     3,796,333
                                                                        2006   1.000       1.102        81,479
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.406       1.457       353,240
                                                                        2013   1.359       1.406       190,581
                                                                        2012   1.255       1.359       182,322
                                                                        2011   1.225       1.255       134,156
                                                                        2010   1.122       1.225       170,454
                                                                        2009   0.939       1.122       219,536
                                                                        2008   1.105       0.939       168,100
                                                                        2007   1.055       1.105       125,379
                                                                        2006   1.000       1.055         2,110

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.437       1.496      1,711,151
                                                                        2013   1.306       1.437      1,860,925
                                                                        2012   1.181       1.306      2,295,330
                                                                        2011   1.178       1.181      2,276,532
                                                                        2010   1.065       1.178      2,646,337
                                                                        2009   0.868       1.065      3,407,282
                                                                        2008   1.116       0.868      2,960,835
                                                                        2007   1.073       1.116      3,635,110
                                                                        2006   1.000       1.073          5,857
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........... 2014   1.449       1.510     13,126,154
                                                                        2013   1.238       1.449     12,788,678
                                                                        2012   1.102       1.238     13,723,391
                                                                        2011   1.126       1.102     14,564,765
                                                                        2010   1.003       1.126     14,648,560
                                                                        2009   0.799       1.003     17,633,812
                                                                        2008   1.129       0.799     21,968,516
                                                                        2007   1.090       1.129     27,232,965
                                                                        2006   1.000       1.090        141,308
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2014   1.443       1.506     11,985,397
                                                                        2013   1.170       1.443     13,714,799
                                                                        2012   1.022       1.170     15,362,093
                                                                        2011   1.071       1.022     16,177,775
                                                                        2010   0.941       1.071     16,565,115
                                                                        2009   0.735       0.941     18,592,958
                                                                        2008   1.141       0.735     20,641,601
                                                                        2007   1.108       1.141     26,253,065
                                                                        2006   1.000       1.108        192,890
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014   3.070       3.454      3,555,720
                                                                        2013   2.344       3.070      4,187,993
                                                                        2012   2.041       2.344      4,459,599
                                                                        2011   2.020       2.041      4,734,786
                                                                        2010   1.773       2.020      5,232,895
                                                                        2009   1.415       1.773      5,530,262
                                                                        2008   2.268       1.415      4,190,003
                                                                        2007   2.275       2.268      4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   2.988       3.214      1,255,764
                                                                        2013   2.536       2.988      1,022,735
                                                                        2012   2.296       2.536        976,550
                                                                        2011   2.265       2.296      1,125,594
                                                                        2010   2.078       2.265      1,293,733
                                                                        2009   1.770       2.078      1,390,275
                                                                        2008   2.296       1.770      1,515,607
                                                                        2007   2.222       2.296      2,252,877
                                                                        2006   2.067       2.222      2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.114       2.324      1,050,882
                                                                        2013   1.570       2.114      1,171,301
                                                                        2012   1.357       1.570        205,950
                                                                        2011   1.356       1.357        307,425
                                                                        2010   1.227       1.356        294,778
                                                                        2009   1.024       1.227        287,985
                                                                        2008   1.529       1.024        172,127
                                                                        2007   1.432       1.529         90,463
                                                                        2006   1.289       1.432         80,270
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014   2.020       1.883      2,022,826
                                                                        2013   1.671       2.020      2,543,216
                                                                        2012   1.423       1.671      2,726,584
                                                                        2011   1.640       1.423      2,946,444
                                                                        2010   1.528       1.640      3,333,900
                                                                        2009   1.197       1.528      3,488,293
                                                                        2008   2.083       1.197      4,020,055
                                                                        2007   2.132       2.083      4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   3.538       3.510        187,993
                                                                        2013   2.818       3.538        212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014   2.917       3.040      1,590,269

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.122       2.917     2,162,980
                                                                                   2012   1.839       2.122     2,286,375
                                                                                   2011   1.933       1.839     2,443,919
                                                                                   2010   1.535       1.933     2,789,196
                                                                                   2009   1.228       1.535     2,843,543
                                                                                   2008   1.861       1.228     3,165,967
                                                                                   2007   1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.409       2.600       185,531
                                                                                   2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.223       3.410       756,295
                                                                                   2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.123       2.168       548,906
                                                                                   2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.395       2.627       766,359
                                                                                   2013   2.002       2.395       781,560
                                                                                   2012   1.796       2.002       863,177
                                                                                   2011   1.744       1.796       970,067
                                                                                   2010   1.604       1.744     1,111,066
                                                                                   2009   1.378       1.604     1,294,596
                                                                                   2008   1.847       1.378            --
                                                                                   2007   1.823       1.847            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.694       1.859     2,371,019
                                                                                   2013   1.277       1.694     2,573,273
                                                                                   2012   1.141       1.277     2,888,276
                                                                                   2011   1.198       1.141     3,131,196
                                                                                   2010   1.078       1.198     3,497,472
                                                                                   2009   0.824       1.078     3,633,309
                                                                                   2008   1.327       0.824     3,950,051
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.035       2.179            --
                                                                                   2006   1.749       2.035       264,247
                                                                                   2005   1.647       1.749       246,017
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.958       1.022            --

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2005   0.888       0.958     1,052,801
 Travelers Convertible Securities Subaccount (8/99)................... 2006   1.464       1.564            --
                                                                       2005   1.470       1.464            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................ 2006   2.322       2.542            --
                                                                       2005   2.082       2.322       560,555
 Travelers Mercury Large Cap Core Subaccount (10/98).................. 2006   1.255       1.336            --
                                                                       2005   1.129       1.255       569,742
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)............. 2006   1.295       1.374            --
                                                                       2005   1.267       1.295     1,588,079
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)............... 2006   1.997       2.067            --
                                                                       2005   1.956       1.997     2,700,323
 Travelers MFS(Reg. TM) Value Subaccount (5/04)....................... 2006   1.190       1.289            --
                                                                       2005   1.127       1.190        19,967
 Travelers Pioneer Fund Subaccount (10/96)............................ 2006   1.386       1.475            --
                                                                       2005   1.318       1.386       381,987
 Travelers Pioneer Strategic Income Subaccount (10/96)................ 2006   1.572       1.592            --
                                                                       2005   1.529       1.572       477,240
 Travelers Quality Bond Subaccount (9/97)............................. 2006   1.431       1.421            --
                                                                       2005   1.419       1.431       579,779
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.532       1.602            --
                                                                       2005   1.513       1.532     7,477,355
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.778       1.718            --
                                                                       2005   1.718       1.778     1,071,895
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.569       2.786       324,651
                                                                       2013   2.182       2.569       261,427
                                                                       2012   1.987       2.182       310,965
                                                                       2011   2.003       1.987       357,833
                                                                       2010   1.800       2.003       401,515
                                                                       2009   1.477       1.800       470,872
                                                                       2008   1.991       1.477       486,894
                                                                       2007   1.810       1.991       552,507
                                                                       2006   1.694       1.810       595,003
                                                                       2005   1.636       1.694       755,351
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.584       0.600            --
                                                                       2008   1.034       0.584         7,274
                                                                       2007   0.927       1.034         8,850
                                                                       2006   0.875       0.927         6,819
                                                                       2005   0.818       0.875         5,155



                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.139       2.257            --
                                                                       2006   1.869       2.139     1,499,652
                                                                       2005   1.803       1.869     1,602,497
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085         3,864
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.833       0.877            --
                                                                       2005   0.796       0.833         2,485
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.908       0.868            --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2007   0.786       0.908        10,244
                                                                                      2006   0.773       0.786        11,676
                                                                                      2005   0.725       0.773         6,141
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................ 2014   2.267       2.298            --
                                                                                      2013   1.772       2.267            --
                                                                                      2012   1.459       1.772         3,206
                                                                                      2011   1.617       1.459         2,570
                                                                                      2010   1.461       1.617         1,062
                                                                                      2009   1.036       1.461           431
                                                                                      2008   1.634       1.036            --
 American Funds Growth Subaccount (Class 2) (4/08)................................... 2014   1.959       2.106        18,384
                                                                                      2013   1.520       1.959        18,384
                                                                                      2012   1.302       1.520        25,062
                                                                                      2011   1.373       1.302        23,114
                                                                                      2010   1.168       1.373        16,763
                                                                                      2009   0.846       1.168         3,556
                                                                                      2008   1.458       0.846            --
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................ 2014   1.779       1.950            87
                                                                                      2013   1.345       1.779         4,592
                                                                                      2012   1.156       1.345         8,158
                                                                                      2011   1.189       1.156         7,197
                                                                                      2010   1.077       1.189        16,430
                                                                                      2009   0.829       1.077         7,960
                                                                                      2008   1.290       0.829            --
Capital Appreciation Fund
 Capital Appreciation Fund (1/97).................................................... 2006   2.255       2.236            --
                                                                                      2005   1.926       2.255     1,675,738
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 2007   3.003       3.152            --
                                                                                      2006   2.288       3.003        16,687
                                                                                      2005   1.805       2.288         8,816
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.541       3.338            --
                                                                                      2005   2.393       2.541        45,079
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.369       1.313            --
                                                                                      2007   1.290       1.369        33,279
                                                                                      2006   1.118       1.290        33,414
                                                                                      2005   1.081       1.118        31,254
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.668       1.578            --
                                                                                      2007   1.893       1.668       124,642
                                                                                      2006   1.842       1.893       131,283
                                                                                      2005   1.757       1.842       133,477
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 2007   1.717       1.802            --
                                                                                      2006   1.615       1.717       298,910
                                                                                      2005   1.567       1.615       359,301
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2014   2.313       2.558            --
                                                                                      2013   1.783       2.313            --
                                                                                      2012   1.550       1.783        91,427
                                                                                      2011   1.609       1.550       120,586
                                                                                      2010   1.390       1.609        95,281
                                                                                      2009   1.036       1.390        76,652
                                                                                      2008   1.824       1.036        80,309
                                                                                      2007   1.570       1.824        36,241
                                                                                      2006   1.422       1.570        24,353
                                                                                      2005   1.231       1.422        14,933
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.999       2.191            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.459       1.999            --
                                                                              2012   1.205       1.459        16,938
                                                                              2011   1.251       1.205        16,496
                                                                              2010   1.071       1.251        16,024
                                                                              2009   0.796       1.071        16,089
                                                                              2008   1.370       0.796        16,338
                                                                              2007   1.296       1.370        16,293
                                                                              2006   1.150       1.296        15,017
                                                                              2005   0.962       1.150        13,030
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)............... 2014   2.831       3.049       318,947
                                                                              2013   2.230       2.831       334,037
                                                                              2012   1.919       2.230       506,988
                                                                              2011   1.919       1.919       575,234
                                                                              2010   1.682       1.919       616,171
                                                                              2009   1.304       1.682       626,065
                                                                              2008   2.296       1.304       668,770
                                                                              2007   2.284       2.296       766,524
                                                                              2006   1.918       2.284       944,281
                                                                              2005   1.829       1.918     1,051,426
 Fidelity VIP Growth Subaccount (Initial Class) (10/96)...................... 2008   2.139       1.967            --
                                                                              2007   1.701       2.139     1,790,641
                                                                              2006   1.607       1.701     2,003,598
                                                                              2005   1.533       1.607     2,226,912
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)................. 2014   1.883       1.886        70,507
                                                                              2013   1.794       1.883        83,526
                                                                              2012   1.585       1.794       134,133
                                                                              2011   1.539       1.585       152,855
                                                                              2010   1.365       1.539       239,421
                                                                              2009   0.957       1.365       249,420
                                                                              2008   1.288       0.957       244,651
                                                                              2007   1.265       1.288       232,893
                                                                              2006   1.148       1.265       257,722
                                                                              2005   1.128       1.148       302,677
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.287       3.452            --
                                                                              2013   2.442       3.287            --
                                                                              2012   2.152       2.442        25,039
                                                                              2011   2.437       2.152        29,826
                                                                              2010   1.914       2.437        25,414
                                                                              2009   1.383       1.914        22,438
                                                                              2008   2.311       1.383        17,488
                                                                              2007   2.023       2.311        15,845
                                                                              2006   1.817       2.023        11,575
                                                                              2005   1.554       1.817         5,077
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.153       1.954            --
                                                                              2013   2.194       2.153            --
                                                                              2012   1.958       2.194            --
                                                                              2011   2.349       1.958            --
                                                                              2010   2.016       2.349            --
                                                                              2009   1.180       2.016            --
                                                                              2008   2.518       1.180            --
                                                                              2007   1.974       2.518            --
                                                                              2006   1.556       1.974            --
                                                                              2005   1.232       1.556            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.885       1.660            --
                                                                              2013   1.548       1.885            --
                                                                              2012   1.322       1.548            --
                                                                              2011   1.493       1.322            --
                                                                              2010   1.390       1.493            --
                                                                              2009   1.024       1.390            --
                                                                              2008   1.734       1.024            --
                                                                              2007   1.517       1.734            --
                                                                              2006   1.261       1.517            --
                                                                              2005   1.155       1.261            --
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)....... 2007   2.459       2.608            --
                                                                              2006   2.045       2.459       236,400
                                                                              2005   1.988       2.045       316,824
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.117       2.479            --

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2005   1.960       2.117     1,150,272
High Yield Bond Trust
 High Yield Bond Trust (10/96)................................................... 2006   2.021       2.071            --
                                                                                  2005   2.014       2.021        55,199
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)......................... 2006   1.145       1.186            --
                                                                                  2005   1.074       1.145         5,884
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)....................... 2014   1.920       2.135            --
                                                                                  2013   1.468       1.920            --
                                                                                  2012   1.267       1.468        17,502
                                                                                  2011   1.300       1.267        16,598
                                                                                  2010   1.046       1.300        23,713
                                                                                  2009   0.731       1.046        22,182
                                                                                  2008   1.315       0.731        34,648
                                                                                  2007   1.090       1.315        19,807
                                                                                  2006   0.971       1.090         8,110
                                                                                  2005   0.875       0.971         5,559
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).................. 2014   1.132       1.202            --
                                                                                  2013   0.892       1.132            --
                                                                                  2012   0.752       0.892         9,907
                                                                                  2011   0.882       0.752         7,620
                                                                                  2010   0.771       0.882         6,101
                                                                                  2009   0.566       0.771         4,960
                                                                                  2008   1.036       0.566        10,687
                                                                                  2007   0.956       1.036        12,444
                                                                                  2006   0.819       0.956         9,583
                                                                                  2005   0.783       0.819         2,195
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.872       2.232            --
                                                                                  2013   1.279       1.872            --
                                                                                  2012   1.087       1.279            --
                                                                                  2011   1.071       1.087            --
                                                                                  2010   0.865       1.071            --
                                                                                  2009   0.649       0.865            --
                                                                                  2008   1.100       0.649            --
                                                                                  2007   1.094       1.100            --
                                                                                  2006   1.015       1.094            --
                                                                                  2005   0.918       1.015            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.644       1.656            --
                                                                                  2013   1.256       1.644            --
                                                                                  2012   1.103       1.256        18,649
                                                                                  2011   1.187       1.103        18,284
                                                                                  2010   1.027       1.187        22,035
                                                                                  2009   0.802       1.027        21,203
                                                                                  2008   1.276       0.802        18,050
                                                                                  2007   1.327       1.276        14,139
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2014   2.530       2.857        35,433
                                                                                  2013   1.853       2.530        29,734
                                                                                  2012   1.554       1.853        50,176
                                                                                  2011   1.579       1.554        57,718
                                                                                  2010   1.452       1.579        57,102
                                                                                  2009   1.029       1.452        54,960
                                                                                  2008   1.657       1.029        64,423
                                                                                  2007   1.589       1.657        80,817
                                                                                  2006   1.533       1.589        84,000
                                                                                  2005   1.471       1.533       102,460
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2014   2.694       2.981       178,631
                                                                                  2013   2.054       2.694       184,983
                                                                                  2012   1.780       2.054       223,098
                                                                                  2011   1.712       1.780       231,084
                                                                                  2010   1.579       1.712       231,684
                                                                                  2009   1.281       1.579       254,999
                                                                                  2008   2.008       1.281       265,191
                                                                                  2007   1.951       2.008       367,062
                                                                                  2006   1.666       1.951        41,378
                                                                                  2005   1.579       1.666        40,618
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2014   2.385       2.459            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.637
                                                                                           2012   1.384
                                                                                           2011   1.378
                                                                                           2010   1.111
                                                                                           2009   0.786
                                                                                           2008   1.338
                                                                                           2007   1.228
                                                                                           2006   1.099
                                                                                           2005   1.058
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.080
                                                                                           2010   1.051
                                                                                           2009   0.825
                                                                                           2008   1.472
                                                                                           2007   1.398
                                                                                           2006   1.121
                                                                                           2005   1.013
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.034
                                                                                           2010   0.956
                                                                                           2009   0.822
                                                                                           2008   1.053
                                                                                           2007   1.048
                                                                                           2006   1.017
                                                                                           2005   1.003
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.468
                                                                                           2013   2.281
                                                                                           2012   1.954
                                                                                           2011   1.926
                                                                                           2010   1.668
                                                                                           2009   1.053
                                                                                           2008   1.518
                                                                                           2007   1.527
                                                                                           2006   1.390
                                                                                           2005   1.367
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.355
                                                                                           2009   1.365
                                                                                           2008   1.343
                                                                                           2007   1.292
                                                                                           2006   1.247
                                                                                           2005   1.224
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2007   2.167
                                                                                           2006   1.852
                                                                                           2005   1.797
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 2007   1.845
                                                                                           2006   1.575
                                                                                           2005   1.493
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 2006   1.906
                                                                                           2005   1.853
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.526
                                                                                           2007   2.404
                                                                                           2006   2.514
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2014   2.439
                                                                                           2013   2.240
                                                                                           2012   1.934
                                                                                           2011   1.903
                                                                                           2010   1.653
                                                                                           2009   1.132
                                                                                           2008   1.507
                                                                                           2007   1.541
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.114



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.385            --
                                                                                           1.637         8,509
                                                                                           1.384        31,182
                                                                                           1.378        29,813
                                                                                           1.111        28,230
                                                                                           0.786        26,222
                                                                                           1.338        27,702
                                                                                           1.228        23,071
                                                                                           1.099        20,169
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.165            --
                                                                                           1.080       161,961
                                                                                           1.051       176,936
                                                                                           0.825       192,022
                                                                                           1.472       207,129
                                                                                           1.398       210,341
                                                                                           1.121       232,768
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.024            --
                                                                                           1.034            --
                                                                                           0.956            --
                                                                                           0.822            --
                                                                                           1.053            --
                                                                                           1.048            --
                                                                                           1.017            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.437         8,541
                                                                                           2.468         8,541
                                                                                           2.281         9,355
                                                                                           1.954        11,072
                                                                                           1.926        10,764
                                                                                           1.668        10,482
                                                                                           1.053        12,408
                                                                                           1.518        22,736
                                                                                           1.527        22,148
                                                                                           1.390        22,272
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.351            --
                                                                                           1.355       554,897
                                                                                           1.365       481,476
                                                                                           1.343       223,759
                                                                                           1.292       226,644
                                                                                           1.247       279,111
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).............................................. 2.278            --
                                                                                           2.167        20,325
                                                                                           1.852        15,671
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).............................................. 1.944            --
                                                                                           1.845       382,272
                                                                                           1.575       490,421
Managed Assets Trust
 Managed Assets Trust (10/96)............................................................. 1.970            --
                                                                                           1.906       441,344
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.439            --
                                                                                           2.526        85,865
                                                                                           2.404       118,565
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *.................................. 2.501        30,997
                                                                                           2.439        39,281
                                                                                           2.240        64,669
                                                                                           1.934        67,242
                                                                                           1.903        66,223
                                                                                           1.653        60,511
                                                                                           1.132        62,334
                                                                                           1.507       104,607
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.254        49,075

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.083
                                                                                           2012   0.866
                                                                                           2011   0.923
                                                                                           2010   0.801
                                                                                           2009   0.599
                                                                                           2008   1.034
                                                                                           2007   1.225
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.772
                                                                                           2013   2.950
                                                                                           2012   2.424
                                                                                           2011   2.641
                                                                                           2010   2.431
                                                                                           2009   1.714
                                                                                           2008   2.975
                                                                                           2007   2.302
                                                                                           2006   2.236
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   3.925
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.372
                                                                                           2013   0.950
                                                                                           2012   0.809
                                                                                           2011   0.790
                                                                                           2010   0.644
                                                                                           2009   0.489
                                                                                           2008   0.774
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.282
                                                                                           2013   1.092
                                                                                           2012   0.971
                                                                                           2011   1.002
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.282
                                                                                           2013   1.034
                                                                                           2012   0.899
                                                                                           2011   0.953
                                                                                           2010   0.848
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.258
                                                                                           2013   1.118
                                                                                           2012   1.019
                                                                                           2011   1.026
                                                                                           2010   0.943
                                                                                           2009   0.771
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2014   2.755
                                                                                           2013   2.126
                                                                                           2012   1.658
                                                                                           2011   1.946
                                                                                           2010   1.684
                                                                                           2009   1.093
                                                                                           2008   1.754
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2014   1.828
                                                                                           2013   1.416
                                                                                           2012   1.247
                                                                                           2011   1.307
                                                                                           2010   1.051
                                                                                           2009   0.839
                                                                                           2008   1.269
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2014   2.122
                                                                                           2013   1.524
                                                                                           2012   1.299
                                                                                           2011   1.322
                                                                                           2010   1.055
                                                                                           2009   0.794
                                                                                           2008   1.219



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.114        85,036
                                                                                           1.083       140,433
                                                                                           0.866       151,360
                                                                                           0.923       127,913
                                                                                           0.801       105,905
                                                                                           0.599        81,505
                                                                                           1.034       128,581
                                                                                           1.225       140,127
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.937            --
                                                                                           3.772       666,720
                                                                                           2.950       829,919
                                                                                           2.424       938,090
                                                                                           2.641       981,682
                                                                                           2.431     1,056,285
                                                                                           1.714     1,170,928
                                                                                           2.975     1,267,816
                                                                                           2.302     1,476,734
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.436       642,002
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.618        15,170
                                                                                           1.372         3,453
                                                                                           0.950        13,152
                                                                                           0.809        13,250
                                                                                           0.790            --
                                                                                           0.644            --
                                                                                           0.489            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.347            --
                                                                                           1.282            --
                                                                                           1.092         2,194
                                                                                           0.971         1,970
                                                                                           1.002         1,609
                                                                                           0.902         1,353
                                                                                           0.704            --
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.351         4,425
                                                                                           1.282         4,425
                                                                                           1.034        18,438
                                                                                           0.899        35,660
                                                                                           0.953        29,654
                                                                                           0.848        25,958
                                                                                           0.638        16,820
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.322        10,296
                                                                                           1.258        10,296
                                                                                           1.118       180,497
                                                                                           1.019        22,838
                                                                                           1.026        13,247
                                                                                           0.943         9,201
                                                                                           0.771            --
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.578        15,236
                                                                                           2.755        17,258
                                                                                           2.126        18,222
                                                                                           1.658        18,791
                                                                                           1.946        14,371
                                                                                           1.684            --
                                                                                           1.093            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.986        17,339
                                                                                           1.828        38,795
                                                                                           1.416        38,002
                                                                                           1.247        37,553
                                                                                           1.307        33,884
                                                                                           1.051        21,891
                                                                                           0.839            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.274         4,153
                                                                                           2.122         4,153
                                                                                           1.524         3,570
                                                                                           1.299         3,537
                                                                                           1.322         3,537
                                                                                           1.055         1,106
                                                                                           0.794         1,106

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08).................... 2014   1.641       1.702        15,443
                                                                               2013   1.244       1.641        35,767
                                                                               2012   1.086       1.244        39,054
                                                                               2011   1.219       1.086        55,644
                                                                               2010   1.030       1.219        46,202
                                                                               2009   0.805       1.030        34,135
                                                                               2008   1.082       0.805        15,614
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   1.632       1.617            --
                                                                               2008   2.203       1.632       308,422
                                                                               2007   2.092       2.203       333,644
                                                                               2006   1.970       2.092       399,824
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................... 2011   0.683       0.728            --
                                                                               2010   0.643       0.683        14,859
                                                                               2009   0.470       0.643         1,576
                                                                               2008   0.898       0.470            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014   4.218       4.336        64,870
                                                                               2013   3.629       4.218        72,366
                                                                               2012   3.125       3.629       148,703
                                                                               2011   3.195       3.125       245,229
                                                                               2010   2.635       3.195       223,531
                                                                               2009   1.887       2.635       227,773
                                                                               2008   3.128       1.887       231,911
                                                                               2007   2.591       3.128       242,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.649       2.758         2,980
                                                                               2013   2.472       2.649         2,980
                                                                               2012   2.205       2.472         9,897
                                                                               2011   2.123       2.205        11,981
                                                                               2010   1.894       2.123        11,472
                                                                               2009   1.395       1.894        11,987
                                                                               2008   1.725       1.395        14,949
                                                                               2007   1.630       1.725        19,803
                                                                               2006   1.549       1.630        17,181
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.634       0.604            --
                                                                               2008   1.116       0.634         4,618
                                                                               2007   1.007       1.116         3,681
                                                                               2006   1.015       1.007         2,982
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.367       1.423       162,446
                                                                               2013   1.066       1.367       165,997
                                                                               2012   0.922       1.066       192,328
                                                                               2011   1.073       0.922       191,702
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2014   1.837       1.851            --
                                                                               2013   1.400       1.837            --
                                                                               2012   1.198       1.400         5,879
                                                                               2011   1.329       1.198         5,040
                                                                               2010   1.119       1.329         4,814
                                                                               2009   0.893       1.119         6,774
                                                                               2008   1.285       0.893         8,732
                                                                               2007   1.401       1.285         5,638
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   3.242       3.011         3,798
                                                                               2013   3.438       3.242         4,543
                                                                               2012   2.914       3.438        34,464
                                                                               2011   3.607       2.914        43,278
                                                                               2010   2.936       3.607        56,484
                                                                               2009   1.752       2.936        30,634
                                                                               2008   3.965       1.752        41,236
                                                                               2007   3.133       3.965        24,137
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.631       1.503        88,183
                                                                               2013   1.381       1.631        94,220
                                                                               2012   1.195       1.381       130,922
                                                                               2011   1.351       1.195       128,809
                                                                               2010   1.224       1.351        14,240
                                                                               2009   0.939       1.224        21,186
                                                                               2008   1.645       0.939        15,152
                                                                               2007   1.560       1.645        13,517
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.521       2.738            --

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   2.410       2.521        43,370
                                                                          2011   2.565       2.410        46,725
                                                                          2010   2.101       2.565        46,353
                                                                          2009   1.546       2.101        43,297
                                                                          2008   2.435       1.546        39,544
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2014   1.452       1.452            --
                                                                          2013   1.054       1.452            --
                                                                          2012   0.974       1.054         8,068
                                                                          2011   1.056       0.974         4,708
                                                                          2010   0.807       1.056         2,579
                                                                          2009   0.518       0.807         2,473
                                                                          2008   0.930       0.518         1,233
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.883       0.994            --
                                                                          2011   0.900       0.883     2,223,159
                                                                          2010   0.829       0.900     2,320,012
                                                                          2009   0.581       0.829     2,587,112
                                                                          2008   1.032       0.581     2,864,263
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014   1.455       1.476       907,788
                                                                          2013   1.153       1.455       936,790
                                                                          2012   0.958       1.153     1,158,227
                                                                          2011   1.054       0.958     1,263,293
                                                                          2010   0.915       1.054     1,330,900
                                                                          2009   0.659       0.915     1,554,458
                                                                          2008   1.115       0.659     1,805,472
                                                                          2007   1.057       1.115     2,005,191
                                                                          2006   0.996       1.057     2,278,990
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2014   1.361       1.391        53,060
                                                                          2013   1.510       1.361        65,498
                                                                          2012   1.394       1.510       110,666
                                                                          2011   1.263       1.394       121,981
                                                                          2010   1.180       1.263       104,954
                                                                          2009   1.007       1.180        73,726
                                                                          2008   1.122       1.007        33,072
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.926       1.988        34,858
                                                                          2013   1.983       1.926        65,941
                                                                          2012   1.832       1.983       206,468
                                                                          2011   1.792       1.832       163,487
                                                                          2010   1.673       1.792       150,555
                                                                          2009   1.495       1.673        83,978
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.095       2.307        29,111
                                                                          2013   1.589       2.095        31,368
                                                                          2012   1.451       1.589        41,956
                                                                          2011   1.535       1.451        43,154
                                                                          2010   1.333       1.535        43,522
                                                                          2009   1.086       1.333        44,124
                                                                          2008   1.633       1.086        51,967
                                                                          2007   1.570       1.633        54,333
                                                                          2006   1.454       1.570        65,267
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.550       2.642        12,022
                                                                          2013   2.535       2.550        12,708
                                                                          2012   2.293       2.535        27,460
                                                                          2011   2.234       2.293        27,681
                                                                          2010   2.010       2.234        28,819
                                                                          2009   1.525       2.010        26,619
                                                                          2008   1.725       1.525        24,688
                                                                          2007   1.633       1.725        36,881
                                                                          2006   1.570       1.633        41,468
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2014   7.700       8.640            --
                                                                          2013   5.811       7.700            --
                                                                          2012   4.973       5.811           723
                                                                          2011   5.230       4.973           455
                                                                          2010   4.512       5.230           179
                                                                          2009   3.847       4.512            --
                                                                          2008   5.767       3.847            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.658       1.817            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.405       1.477            --
                                                                          2006   1.321       1.405        12,834

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.797       2.023         2,922
                                                                            2013   1.352       1.797         2,922
                                                                            2012   1.203       1.352        12,830
                                                                            2011   1.212       1.203        21,167
                                                                            2010   1.087       1.212        21,330
                                                                            2009   0.920       1.087        19,647
                                                                            2008   1.482       0.920        19,793
                                                                            2007   1.464       1.482        15,347
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.700       1.760            --
                                                                            2006   1.646       1.700     1,358,038
                                                                            2005   1.628       1.646     1,398,395
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.930       2.077            --
                                                                            2006   1.540       1.930       876,170
                                                                            2005   1.356       1.540       980,677
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.397       1.463            --
                                                                            2006   1.253       1.397     1,699,421
                                                                            2005   1.186       1.253     1,823,574
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.840       1.843            --
                                                                            2006   1.634       1.840       982,626
                                                                            2005   1.538       1.634     1,035,695
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.173       2.277       135,525
                                                                            2013   2.246       2.173       152,068
                                                                            2012   2.182       2.246       174,755
                                                                            2011   2.049       2.182       198,142
                                                                            2010   1.951       2.049       201,885
                                                                            2009   1.873       1.951       230,865
                                                                            2008   1.784       1.873       276,106
                                                                            2007   1.758       1.784       278,549
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.896       2.011         8,272
                                                                            2013   1.929       1.896         2,087
                                                                            2012   1.811       1.929        35,627
                                                                            2011   1.715       1.811        31,444
                                                                            2010   1.599       1.715        44,528
                                                                            2009   1.474       1.599        98,080
                                                                            2008   1.541       1.474       132,541
                                                                            2007   1.464       1.541        92,155
                                                                            2006   1.403       1.464       104,344
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.704       1.838       143,566
                                                                            2013   1.282       1.704       148,163
                                                                            2012   1.131       1.282       268,096
                                                                            2011   1.254       1.131       343,116
                                                                            2010   1.057       1.254       378,795
                                                                            2009   0.836       1.057       395,971
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.130       2.219            --
                                                                            2008   3.282       2.130            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.709       1.857            --
                                                                            2013   1.310       1.709            --
                                                                            2012   1.160       1.310        21,013
                                                                            2011   1.148       1.160        16,864
                                                                            2010   1.064       1.148        12,521
                                                                            2009   0.967       1.064        10,704
                                                                            2008   1.413       0.967         9,568
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2014   1.304       1.292        58,730
                                                                            2013   1.317       1.304        82,054
                                                                            2012   1.329       1.317       416,830
                                                                            2011   1.342       1.329       355,483
                                                                            2010   1.350       1.342       336,911
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.649       0.643            --
                                                                            2008   1.096       0.649         8,660
                                                                            2007   1.152       1.096         7,232
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.778       0.814            --

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   1.423       0.778       385,687
                                                                       2007   1.382       1.423       420,978
                                                                       2006   1.358       1.382       451,656
 MSF FI Value Leaders Subaccount (Class D) (4/08)..................... 2013   1.505       1.660            --
                                                                       2012   1.314       1.505            --
                                                                       2011   1.415       1.314            --
                                                                       2010   1.248       1.415            --
                                                                       2009   1.035       1.248            --
                                                                       2008   1.586       1.035            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.994       2.193        35,288
                                                                       2013   1.518       1.994        35,828
                                                                       2012   1.382       1.518        70,905
                                                                       2011   1.440       1.382        73,221
                                                                       2010   1.262       1.440        81,693
                                                                       2009   0.854       1.262        95,033
                                                                       2008   1.589       0.854        92,455
                                                                       2007   1.332       1.589        95,038
                                                                       2006   1.359       1.332       115,262
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2014   1.301       1.405     1,385,670
                                                                       2013   0.959       1.301     1,455,802
                                                                       2012   0.990       0.959     1,976,009
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.876       1.002            --
                                                                       2011   0.882       0.876        39,364
                                                                       2010   0.800       0.882        40,206
                                                                       2009   0.579       0.800        42,011
                                                                       2008   0.870       0.579         8,983
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   0.991       1.076            --
                                                                       2010   0.865       0.991       192,385
                                                                       2009   0.664       0.865       191,992
                                                                       2008   1.126       0.664       190,201
                                                                       2007   1.100       1.126       235,665
                                                                       2006   1.000       1.100            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014   1.390       1.438            --
                                                                       2013   1.345       1.390            --
                                                                       2012   1.244       1.345           538
                                                                       2011   1.216       1.244           166
                                                                       2010   1.116       1.216           122
                                                                       2009   0.935       1.116            73
                                                                       2008   1.102       0.935            17
                                                                       2007   1.054       1.102            --
                                                                       2006   1.000       1.054            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014   1.420       1.476        48,115
                                                                       2013   1.293       1.420        68,673
                                                                       2012   1.171       1.293        85,202
                                                                       2011   1.170       1.171        78,809
                                                                       2010   1.059       1.170        78,789
                                                                       2009   0.864       1.059        82,019
                                                                       2008   1.113       0.864        85,345
                                                                       2007   1.072       1.113        91,195
                                                                       2006   1.000       1.072            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014   1.432       1.490     1,021,603
                                                                       2013   1.225       1.432     1,066,272
                                                                       2012   1.092       1.225     1,213,664
                                                                       2011   1.118       1.092     1,316,827
                                                                       2010   0.997       1.118     1,438,370
                                                                       2009   0.796       0.997     1,549,785
                                                                       2008   1.125       0.796     1,732,829
                                                                       2007   1.089       1.125     1,912,425
                                                                       2006   1.000       1.089           269
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014   1.426       1.486     1,527,651

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.158       1.426     1,565,886
                                                                                 2012   1.013       1.158     1,664,717
                                                                                 2011   1.063       1.013     1,765,459
                                                                                 2010   0.935       1.063     1,945,730
                                                                                 2009   0.732       0.935     2,049,095
                                                                                 2008   1.138       0.732     2,134,180
                                                                                 2007   1.107       1.138     2,314,413
                                                                                 2006   1.000       1.107            --
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.......................... 2014   2.992       3.360       732,360
                                                                                 2013   2.287       2.992       756,703
                                                                                 2012   1.995       2.287     1,009,317
                                                                                 2011   1.977       1.995     1,092,450
                                                                                 2010   1.738       1.977     1,177,222
                                                                                 2009   1.390       1.738     1,247,086
                                                                                 2008   2.230       1.390     1,370,933
                                                                                 2007   2.239       2.230     1,554,241
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2014   2.912       3.127        23,472
                                                                                 2013   2.475       2.912        23,722
                                                                                 2012   2.244       2.475        52,771
                                                                                 2011   2.217       2.244        47,753
                                                                                 2010   2.037       2.217        45,172
                                                                                 2009   1.737       2.037        65,430
                                                                                 2008   2.258       1.737        64,134
                                                                                 2007   2.188       2.258        78,629
                                                                                 2006   2.038       2.188        76,006
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2014   2.084       2.287        42,309
                                                                                 2013   1.550       2.084        64,777
                                                                                 2012   1.341       1.550        81,153
                                                                                 2011   1.343       1.341        81,153
                                                                                 2010   1.216       1.343        78,722
                                                                                 2009   1.016       1.216        42,425
                                                                                 2008   1.521       1.016            --
                                                                                 2007   1.426       1.521            --
                                                                                 2006   1.285       1.426            --
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *.................... 2014   1.968       1.833       137,192
                                                                                 2013   1.630       1.968       141,031
                                                                                 2012   1.391       1.630       158,603
                                                                                 2011   1.605       1.391       201,141
                                                                                 2010   1.498       1.605       202,270
                                                                                 2009   1.175       1.498       201,555
                                                                                 2008   2.048       1.175       205,780
                                                                                 2007   2.097       2.048       263,077
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   3.458       3.425        13,727
                                                                                 2013   2.757       3.458        15,810
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................. 2014   2.843       2.958       314,040
                                                                                 2013   2.071       2.843       342,985
                                                                                 2012   1.797       2.071       381,216
                                                                                 2011   1.892       1.797       400,547
                                                                                 2010   1.505       1.892       408,606
                                                                                 2009   1.206       1.505       444,461
                                                                                 2008   1.830       1.206       501,174
                                                                                 2007   1.883       1.830       563,590
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2014   2.354       2.538         6,269
                                                                                 2013   1.713       2.354         4,256
                                                                                 2012   1.457       1.713         7,313
                                                                                 2011   1.491       1.457         6,259
                                                                                 2010   1.289       1.491         5,114
                                                                                 2009   0.910       1.289         4,252
                                                                                 2008   1.485       0.910            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2014   3.150       3.328        68,948
                                                                                 2013   2.206       3.150        69,345
                                                                                 2012   1.921       2.206        83,116
                                                                                 2011   1.912       1.921        86,919
                                                                                 2010   1.433       1.912       107,762
                                                                                 2009   1.044       1.433       109,943
                                                                                 2008   1.581       1.044       108,746
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   2.210       2.299            --

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2006   2.071       2.210        68,431
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.069       2.110        51,802
                                                                                   2013   2.101       2.069        54,525
                                                                                   2012   2.049       2.101        86,034
                                                                                   2011   1.957       2.049        88,960
                                                                                   2010   1.865       1.957        88,089
                                                                                   2009   1.802       1.865       142,395
                                                                                   2008   1.823       1.802       140,117
                                                                                   2007   1.761       1.823       135,436
                                                                                   2006   1.694       1.761       152,444
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.334       2.556       299,413
                                                                                   2013   1.954       2.334       314,901
                                                                                   2012   1.756       1.954       375,447
                                                                                   2011   1.707       1.756       400,644
                                                                                   2010   1.572       1.707       413,597
                                                                                   2009   1.353       1.572       569,347
                                                                                   2008   1.816       1.353       211,775
                                                                                   2007   1.795       1.816       272,024
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.655       1.814         5,841
                                                                                   2013   1.250       1.655         7,477
                                                                                   2012   1.118       1.250        13,866
                                                                                   2011   1.176       1.118        11,964
                                                                                   2010   1.060       1.176        37,003
                                                                                   2009   0.811       1.060        34,179
                                                                                   2008   1.308       0.811        31,070
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.440       1.491            --
                                                                                   2008   1.387       1.440        43,083
                                                                                   2007   1.287       1.387        49,731
                                                                                   2006   1.252       1.287        39,881
                                                                                   2005   1.233       1.252        31,439
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.003       0.933            --
                                                                                   2007   0.918       1.003           483
                                                                                   2006   0.834       0.918           311
                                                                                   2005   0.785       0.834           149
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.445       1.568            --
                                                                                   2006   1.142       1.445        10,493
                                                                                   2005   1.028       1.142         8,559
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.018       2.159            --
                                                                                   2006   1.737       2.018         5,576
                                                                                   2005   1.638       1.737         3,645
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.951       1.015            --
                                                                                   2005   0.883       0.951         1,644
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.450       1.549            --
                                                                                   2005   1.459       1.450        78,469
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.297       2.514            --
                                                                                   2005   2.062       2.297       138,567
 Travelers Mercury Large Cap Core Subaccount (10/98).............................. 2006   1.242       1.321            --
                                                                                   2005   1.119       1.242         6,828
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)......................... 2006   1.281       1.359            --
                                                                                   2005   1.255       1.281       112,378
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)........................... 2006   1.970       2.038            --
                                                                                   2005   1.932       1.970        76,856
 Travelers MFS(Reg. TM) Value Subaccount (5/04)................................... 2006   1.187       1.285            --
                                                                                   2005   1.125       1.187            --
 Travelers Pioneer Fund Subaccount (10/96)........................................ 2006   1.367       1.454            --
                                                                                   2005   1.302       1.367        76,572
 Travelers Pioneer Strategic Income Subaccount (10/96)............................ 2006   1.551       1.570            --
                                                                                   2005   1.510       1.551        38,214

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Quality Bond Subaccount (9/97)............................. 2006   1.413       1.403            --
                                                                       2005   1.404       1.413        91,268
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.510       1.579            --
                                                                       2005   1.494       1.510       411,358
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.753       1.694            --
                                                                       2005   1.697       1.753       213,820
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.504       2.711        68,840
                                                                       2013   2.129       2.504        75,920
                                                                       2012   1.942       2.129       112,311
                                                                       2011   1.961       1.942       123,968
                                                                       2010   1.765       1.961       147,201
                                                                       2009   1.451       1.765       173,171
                                                                       2008   1.958       1.451       194,873
                                                                       2007   1.782       1.958       192,991
                                                                       2006   1.671       1.782       210,015
                                                                       2005   1.616       1.671       224,933
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.577       0.593            --
                                                                       2008   1.024       0.577           416
                                                                       2007   0.919       1.024           416
                                                                       2006   0.869       0.919           407
                                                                       2005   0.813       0.869            95



                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/97)................ 2007   2.095       2.209            --
                                                                       2006   1.835       2.095       757,168
                                                                       2005   1.773       1.835       779,772
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.083       1.162            --
                                                                       2006   1.000       1.083         4,745
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.825       0.868            --
                                                                       2005   0.790       0.825         4,831
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.896       0.856            --
                                                                       2007   0.777       0.896        34,411
                                                                       2006   0.766       0.777        29,553
                                                                       2005   0.720       0.766        23,475
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2014   2.224       2.249       290,167
                                                                       2013   1.741       2.224       323,600
                                                                       2012   1.437       1.741       337,993
                                                                       2011   1.596       1.437       383,744
                                                                       2010   1.444       1.596       425,037
                                                                       2009   1.027       1.444       438,603
                                                                       2008   1.621       1.027       435,468
 American Funds Growth Subaccount (Class 2) (4/08).................... 2014   1.922       2.062       761,871
                                                                       2013   1.494       1.922       828,979
                                                                       2012   1.282       1.494       901,938
                                                                       2011   1.355       1.282     1,046,208
                                                                       2010   1.155       1.355     1,070,611
                                                                       2009   0.838       1.155       979,478
                                                                       2008   1.447       0.838       780,124
 American Funds Growth-Income Subaccount (Class 2) (4/08)............. 2014   1.745       1.909       530,709

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.322       1.745       622,325
                                                                                      2012   1.139       1.322       736,990
                                                                                      2011   1.173       1.139       910,550
                                                                                      2010   1.065       1.173       951,371
                                                                                      2009   0.821       1.065       948,808
                                                                                      2008   1.280       0.821     1,334,238
Capital Appreciation Fund
 Capital Appreciation Fund (1/97).................................................... 2006   2.214       2.194            --
                                                                                      2005   1.894       2.214     2,477,295
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (11/98)............................. 2007   2.954       3.099            --
                                                                                      2006   2.255       2.954        54,320
                                                                                      2005   1.783       2.255        47,608
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.505       3.285            --
                                                                                      2005   2.365       2.505       130,738
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.343       1.287            --
                                                                                      2007   1.268       1.343       431,791
                                                                                      2006   1.102       1.268       483,463
                                                                                      2005   1.068       1.102       478,623
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.637       1.548            --
                                                                                      2007   1.862       1.637       629,952
                                                                                      2006   1.815       1.862       703,315
                                                                                      2005   1.736       1.815       667,057
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (10/96).................... 2007   1.682       1.764            --
                                                                                      2006   1.586       1.682       603,024
                                                                                      2005   1.542       1.586       605,856
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.949       2.132            --
                                                                                      2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
                                                                                      2007   1.282       1.352         1,540
                                                                                      2006   1.139       1.282           167
                                                                                      2005   0.955       1.139            --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2014   2.735       2.939        15,489
                                                                                      2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
                                                                                      2008   2.245       1.273       341,636
                                                                                      2007   2.237       2.245       421,256
                                                                                      2006   1.883       2.237       430,908
                                                                                      2005   1.799       1.883       426,800
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.091       1.922            --
                                                                                      2007   1.666       2.091       313,886
                                                                                      2006   1.578       1.666       835,178
                                                                                      2005   1.508       1.578       821,849
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2014   1.819       1.819         2,337

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.736       1.819         2,337
                                                                              2012   1.538       1.736         2,337
                                                                              2011   1.495       1.538         2,337
                                                                              2010   1.329       1.495         2,480
                                                                              2009   0.934       1.329        28,085
                                                                              2008   1.259       0.934        82,633
                                                                              2007   1.239       1.259        93,973
                                                                              2006   1.127       1.239       175,445
                                                                              2005   1.110       1.127       175,314
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.205       3.359       909,191
                                                                              2013   2.386       3.205       978,123
                                                                              2012   2.107       2.386     1,091,756
                                                                              2011   2.391       2.107     1,156,428
                                                                              2010   1.881       2.391     1,328,863
                                                                              2009   1.362       1.881     1,471,651
                                                                              2008   2.281       1.362     1,777,391
                                                                              2007   2.000       2.281     1,844,186
                                                                              2006   1.800       2.000     1,882,423
                                                                              2005   1.543       1.800     1,625,466
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.112       1.913        49,774
                                                                              2013   2.156       2.112        66,829
                                                                              2012   1.928       2.156        85,572
                                                                              2011   2.318       1.928       175,694
                                                                              2010   1.994       2.318       179,555
                                                                              2009   1.169       1.994       165,409
                                                                              2008   2.499       1.169       186,090
                                                                              2007   1.963       2.499       164,958
                                                                              2006   1.550       1.963       122,219
                                                                              2005   1.231       1.550        33,302
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.849       1.625       237,084
                                                                              2013   1.521       1.849       318,412
                                                                              2012   1.302       1.521       294,402
                                                                              2011   1.473       1.302       308,682
                                                                              2010   1.375       1.473       363,643
                                                                              2009   1.015       1.375       331,192
                                                                              2008   1.722       1.015       363,195
                                                                              2007   1.509       1.722       278,047
                                                                              2006   1.257       1.509       170,596
                                                                              2005   1.154       1.257       160,940
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (10/96)....... 2007   2.409       2.553            --
                                                                              2006   2.007       2.409       424,117
                                                                              2005   1.955       2.007       422,122
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.079       2.429            --
                                                                              2005   1.928       2.079       405,690
High Yield Bond Trust
 High Yield Bond Trust (10/96)............................................... 2006   1.984       2.032            --
                                                                              2005   1.981       1.984       333,176
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01)..................... 2006   1.135       1.174            --
                                                                              2005   1.066       1.135        66,247
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)................... 2014   1.872       2.077        49,774
                                                                              2013   1.434       1.872        65,996
                                                                              2012   1.240       1.434       103,439
                                                                              2011   1.276       1.240        48,843
                                                                              2010   1.028       1.276        45,118
                                                                              2009   0.720       1.028        53,522
                                                                              2008   1.297       0.720        84,929
                                                                              2007   1.078       1.297        76,251
                                                                              2006   0.962       1.078        56,269
                                                                              2005   0.869       0.962        48,318
 Janus Aspen Global Research Subaccount (Service Shares) (5/01).............. 2014   1.104       1.169        12,063

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   0.872
                                                                                           2012   0.736
                                                                                           2011   0.865
                                                                                           2010   0.758
                                                                                           2009   0.558
                                                                                           2008   1.022
                                                                                           2007   0.946
                                                                                           2006   0.811
                                                                                           2005   0.777
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)................ 2014   1.825
                                                                                           2013   1.249
                                                                                           2012   1.064
                                                                                           2011   1.051
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.085
                                                                                           2007   1.081
                                                                                           2006   1.005
                                                                                           2005   0.911
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 2014   1.603
                                                                                           2013   1.227
                                                                                           2012   1.079
                                                                                           2011   1.164
                                                                                           2010   1.010
                                                                                           2009   0.790
                                                                                           2008   1.259
                                                                                           2007   1.311
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2014   1.909
                                                                                           2013   1.533
                                                                                           2012   1.358
                                                                                           2011   1.273
                                                                                           2010   1.147
                                                                                           2009   0.944
                                                                                           2008   1.470
                                                                                           2007   1.458
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
                                                                                           2007   1.562
                                                                                           2006   1.511
                                                                                           2005   1.453
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
                                                                                           2007   1.919
                                                                                           2006   1.642
                                                                                           2005   1.559
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
                                                                                           2007   1.214
                                                                                           2006   1.089
                                                                                           2005   1.050
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.050



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.104        18,154
                                                                                           0.872        18,430
                                                                                           0.736        18,713
                                                                                           0.865        18,713
                                                                                           0.758        23,849
                                                                                           0.558        29,758
                                                                                           1.022        33,085
                                                                                           0.946        38,600
                                                                                           0.811        58,347
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)................ 2.172       165,484
                                                                                           1.825       179,240
                                                                                           1.249       193,706
                                                                                           1.064       205,748
                                                                                           1.051       242,292
                                                                                           0.850       413,265
                                                                                           0.639       457,745
                                                                                           1.085       561,203
                                                                                           1.081       603,150
                                                                                           1.005       447,111
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 1.613            --
                                                                                           1.603       178,951
                                                                                           1.227       181,388
                                                                                           1.079       181,822
                                                                                           1.164       267,353
                                                                                           1.010       431,207
                                                                                           0.790       388,104
                                                                                           1.259       425,734
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.144        11,431
                                                                                           1.909        12,415
                                                                                           1.533        11,384
                                                                                           1.358         4,058
                                                                                           1.273         1,506
                                                                                           1.147         9,035
                                                                                           0.944        11,216
                                                                                           1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
                                                                                           1.626       635,361
                                                                                           1.562       752,722
                                                                                           1.511       813,934
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
                                                                                           1.971       331,598
                                                                                           1.919       142,965
                                                                                           1.642       120,447
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
                                                                                           1.320       127,089
                                                                                           1.214        52,885
                                                                                           1.089        47,796
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.132            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2010   1.024       1.050        96,385
                                                                               2009   0.805       1.024       170,445
                                                                               2008   1.440       0.805       216,559
                                                                               2007   1.369       1.440       262,215
                                                                               2006   1.101       1.369       261,654
                                                                               2005   0.997       1.101       271,620
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.019       1.008            --
                                                                               2010   0.944       1.019            --
                                                                               2009   0.813       0.944            --
                                                                               2008   1.044       0.813         7,553
                                                                               2007   1.042       1.044        32,555
                                                                               2006   1.012       1.042        34,273
                                                                               2005   1.000       1.012         9,179
 LMPVIT Western Asset Variable High Income Subaccount (10/96)................. 2014   2.385       2.350        14,245
                                                                               2013   2.209       2.385        21,704
                                                                               2012   1.896       2.209        21,190
                                                                               2011   1.873       1.896        22,363
                                                                               2010   1.624       1.873        36,615
                                                                               2009   1.027       1.624        53,049
                                                                               2008   1.484       1.027        62,411
                                                                               2007   1.497       1.484       141,056
                                                                               2006   1.364       1.497       132,466
                                                                               2005   1.345       1.364       123,485
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 2010   1.319       1.314            --
                                                                               2009   1.332       1.319        77,076
                                                                               2008   1.313       1.332       680,677
                                                                               2007   1.266       1.313     1,032,571
                                                                               2006   1.224       1.266     1,014,016
                                                                               2005   1.204       1.224       865,878
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (10/98).................................. 2007   2.132       2.240            --
                                                                               2006   1.826       2.132       218,572
                                                                               2005   1.775       1.826       203,410
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (10/96).................................. 2007   1.808       1.903            --
                                                                               2006   1.546       1.808       217,521
                                                                               2005   1.469       1.546       233,308
Managed Assets Trust
 Managed Assets Trust (10/96)................................................. 2006   1.871       1.933            --
                                                                               2005   1.822       1.871       663,326
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   2.479       2.393            --
                                                                               2007   2.365       2.479       358,020
                                                                               2006   2.476       2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *...................... 2014   2.361       2.416       153,102
                                                                               2013   2.173       2.361       153,193
                                                                               2012   1.880       2.173       175,421
                                                                               2011   1.854       1.880       189,908
                                                                               2010   1.613       1.854       228,281
                                                                               2009   1.107       1.613       382,881
                                                                               2008   1.476       1.107       452,850
                                                                               2007   1.512       1.476       610,595
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.097       1.232       496,847
                                                                               2013   1.069       1.097       571,386
                                                                               2012   0.856       1.069       580,431
                                                                               2011   0.914       0.856       576,141
                                                                               2010   0.795       0.914       582,009
                                                                               2009   0.596       0.795       664,240
                                                                               2008   1.031       0.596       754,036
                                                                               2007   1.224       1.031       645,652
                                                                               2006   1.003       1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   3.645       3.801            --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.855
                                                                                           2012   2.352
                                                                                           2011   2.567
                                                                                           2010   2.367
                                                                                           2009   1.672
                                                                                           2008   2.909
                                                                                           2007   2.256
                                                                                           2006   2.194
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   3.790
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.337
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2014   2.690
                                                                                           2013   2.080
                                                                                           2012   1.625
                                                                                           2011   1.911
                                                                                           2010   1.657
                                                                                           2009   1.078
                                                                                           2008   1.732
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 2014   1.793
                                                                                           2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.259
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2014   2.086
                                                                                           2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.212
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 2014   1.616
                                                                                           2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.077
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.592



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.645       916,963
                                                                                           2.855     1,059,779
                                                                                           2.352     1,162,410
                                                                                           2.567     1,309,700
                                                                                           2.367     1,633,919
                                                                                           1.672     2,021,781
                                                                                           2.909     2,304,913
                                                                                           2.256     2,506,161
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.277       811,646
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.573        57,605
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/08)............................ 2.512            --
                                                                                           2.690            --
                                                                                           2.080            --
                                                                                           1.625            --
                                                                                           1.911            --
                                                                                           1.657            --
                                                                                           1.078            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/08)................................... 1.944        44,985
                                                                                           1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/08)................................ 2.231        18,424
                                                                                           2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/08)................................ 1.672        52,274
                                                                                           1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.577            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   2.154       1.592       543,843
                                                                               2007   2.049       2.154       583,398
                                                                               2006   1.933       2.049       627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................... 2011   0.676       0.720            --
                                                                               2010   0.638       0.676         2,108
                                                                               2009   0.467       0.638           143
                                                                               2008   0.894       0.467            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014   4.075       4.180         1,594
                                                                               2013   3.513       4.075         1,605
                                                                               2012   3.031       3.513         1,617
                                                                               2011   3.105       3.031        12,144
                                                                               2010   2.566       3.105        11,826
                                                                               2009   1.841       2.566        11,841
                                                                               2008   3.058       1.841        41,098
                                                                               2007   2.537       3.058       123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.574       2.675        35,201
                                                                               2013   2.407       2.574        47,102
                                                                               2012   2.151       2.407        34,473
                                                                               2011   2.076       2.151        34,933
                                                                               2010   1.855       2.076        39,173
                                                                               2009   1.369       1.855        34,059
                                                                               2008   1.697       1.369        30,128
                                                                               2007   1.606       1.697        62,141
                                                                               2006   1.528       1.606        23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.624       0.594            --
                                                                               2008   1.101       0.624        50,499
                                                                               2007   0.995       1.101        50,703
                                                                               2006   1.005       0.995        55,010
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.346       1.398       862,106
                                                                               2013   1.051       1.346       771,658
                                                                               2012   0.911       1.051       752,907
                                                                               2011   1.062       0.911       670,237
 MIST MetLife Small Cap Value Subaccount (Class B) (4/07) *................... 2014   1.802       1.812       135,113
                                                                               2013   1.376       1.802       216,717
                                                                               2012   1.180       1.376       249,324
                                                                               2011   1.311       1.180       234,467
                                                                               2010   1.106       1.311       322,476
                                                                               2009   0.885       1.106       355,916
                                                                               2008   1.276       0.885       433,632
                                                                               2007   1.393       1.276       534,019
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   3.145       2.915        33,217
                                                                               2013   3.342       3.145        34,300
                                                                               2012   2.839       3.342        36,314
                                                                               2011   3.520       2.839        30,678
                                                                               2010   2.871       3.520        41,359
                                                                               2009   1.717       2.871        59,930
                                                                               2008   3.893       1.717        57,856
                                                                               2007   3.080       3.893        51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.590       1.463        66,568
                                                                               2013   1.349       1.590       122,906
                                                                               2012   1.169       1.349       119,081
                                                                               2011   1.325       1.169       110,476
                                                                               2010   1.203       1.325        64,304
                                                                               2009   0.925       1.203        62,342
                                                                               2008   1.623       0.925        73,269
                                                                               2007   1.541       1.623        61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.450       2.659            --
                                                                               2012   2.347       2.450       192,496
                                                                               2011   2.503       2.347       210,836
                                                                               2010   2.054       2.503       276,944
                                                                               2009   1.515       2.054       318,840
                                                                               2008   2.388       1.515       358,519
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014   1.415       1.413         3,723

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.030       1.415        27,973
                                                                          2012   0.953       1.030        23,545
                                                                          2011   1.036       0.953        19,936
                                                                          2010   0.793       1.036        17,715
                                                                          2009   0.510       0.793        15,868
                                                                          2008   0.917       0.510         2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.864       0.972            --
                                                                          2011   0.883       0.864        84,132
                                                                          2010   0.814       0.883        79,814
                                                                          2009   0.572       0.814       137,194
                                                                          2008   1.018       0.572       478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014   1.433       1.451        33,968
                                                                          2013   1.138       1.433        81,447
                                                                          2012   0.947       1.138        80,866
                                                                          2011   1.044       0.947       103,855
                                                                          2010   0.909       1.044       116,468
                                                                          2009   0.655       0.909       166,216
                                                                          2008   1.111       0.655       380,955
                                                                          2007   1.056       1.111       510,670
                                                                          2006   0.996       1.056       916,784
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2014   1.339       1.366       191,982
                                                                          2013   1.488       1.339       232,880
                                                                          2012   1.377       1.488       284,516
                                                                          2011   1.249       1.377       233,791
                                                                          2010   1.170       1.249       233,097
                                                                          2009   1.000       1.170       259,025
                                                                          2008   1.117       1.000       201,107
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.878       1.934       512,148
                                                                          2013   1.937       1.878       610,215
                                                                          2012   1.793       1.937       524,687
                                                                          2011   1.758       1.793       508,642
                                                                          2010   1.644       1.758       578,756
                                                                          2009   1.471       1.644       532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.024       2.224        67,850
                                                                          2013   1.539       2.024        81,633
                                                                          2012   1.407       1.539        83,672
                                                                          2011   1.491       1.407        92,595
                                                                          2010   1.298       1.491        97,643
                                                                          2009   1.060       1.298       103,948
                                                                          2008   1.596       1.060       147,414
                                                                          2007   1.538       1.596       154,843
                                                                          2006   1.426       1.538       186,585
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.464       2.547        74,500
                                                                          2013   2.454       2.464        75,505
                                                                          2012   2.224       2.454       178,042
                                                                          2011   2.171       2.224       162,513
                                                                          2010   1.958       2.171       165,254
                                                                          2009   1.488       1.958       180,217
                                                                          2008   1.687       1.488       365,236
                                                                          2007   1.600       1.687       362,331
                                                                          2006   1.540       1.600       302,457
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2014   7.338       8.217            --
                                                                          2013   5.549       7.338            --
                                                                          2012   4.758       5.549            --
                                                                          2011   5.014       4.758            --
                                                                          2010   4.334       5.014            --
                                                                          2009   3.703       4.334            --
                                                                          2008   5.558       3.703            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.616       1.768       121,758
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.382       1.452            --
                                                                          2006   1.301       1.382        41,400
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.743       1.958           295

                              GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.314       1.743        76,800
                                                                            2012   1.171       1.314        71,598
                                                                            2011   1.182       1.171        55,400
                                                                            2010   1.063       1.182       100,710
                                                                            2009   0.902       1.063       108,152
                                                                            2008   1.455       0.902        92,630
                                                                            2007   1.440       1.455        49,767
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
                                                                            2006   1.615       1.666     3,159,459
                                                                            2005   1.601       1.615     3,084,611
 MetLife Investment International Stock Subaccount (Class I) (10/96)....... 2007   1.891       2.031            --
                                                                            2006   1.512       1.891     1,647,916
                                                                            2005   1.334       1.512     1,941,264
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --
                                                                            2006   1.230       1.369     3,400,027
                                                                            2005   1.167       1.230     3,599,368
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
                                                                            2006   1.604       1.803     1,232,826
                                                                            2005   1.513       1.604     1,316,120
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.099       2.196       217,718
                                                                            2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.835       1.943       222,669
                                                                            2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
                                                                            2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.649       1.775       347,449
                                                                            2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.070       2.794            --
                                                                            2008   3.194       2.070            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.670       1.811        16,096
                                                                            2013   1.282       1.670        24,187
                                                                            2012   1.138       1.282        29,043
                                                                            2011   1.128       1.138         9,497
                                                                            2010   1.048       1.128         6,667
                                                                            2009   0.954       1.048         5,411
                                                                            2008   1.396       0.954            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................... 2014   1.260       1.246        18,736
                                                                            2013   1.275       1.260        18,725
                                                                            2012   1.289       1.275        18,725
                                                                            2011   1.304       1.289        18,739
                                                                            2010   1.314       1.304        20,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.645       0.639            --
                                                                            2008   1.092       0.645         1,731
                                                                            2007   1.150       1.092         4,408
 MSF FI Large Cap Subaccount (Class A) (4/06).............................. 2009   0.760       0.795            --
                                                                            2008   1.394       0.760     1,168,891
                                                                            2007   1.356       1.394     1,224,247
                                                                            2006   1.334       1.356     1,320,970

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/08)..................... 2013   1.459       1.609            --
                                                                       2012   1.277       1.459       125,105
                                                                       2011   1.377       1.277       152,347
                                                                       2010   1.217       1.377       164,483
                                                                       2009   1.012       1.217       269,013
                                                                       2008   1.552       1.012       274,630
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.934       2.123       155,329
                                                                       2013   1.475       1.934       161,467
                                                                       2012   1.346       1.475       173,731
                                                                       2011   1.405       1.346       177,509
                                                                       2010   1.234       1.405       218,821
                                                                       2009   0.837       1.234       316,288
                                                                       2008   1.560       0.837       356,043
                                                                       2007   1.310       1.560       332,537
                                                                       2006   1.338       1.310       388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2014   1.268       1.367       111,795
                                                                       2013   0.936       1.268       104,348
                                                                       2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.857       0.979            --
                                                                       2011   0.865       0.857        31,904
                                                                       2010   0.786       0.865        34,134
                                                                       2009   0.570       0.786        30,990
                                                                       2008   0.858       0.570        45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   0.981       1.065            --
                                                                       2010   0.858       0.981       376,649
                                                                       2009   0.660       0.858       385,597
                                                                       2008   1.121       0.660       417,149
                                                                       2007   1.098       1.121       310,613
                                                                       2006   1.000       1.098         2,538
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014   1.368       1.413       167,916
                                                                       2013   1.327       1.368       440,115
                                                                       2012   1.229       1.327       347,794
                                                                       2011   1.204       1.229       332,770
                                                                       2010   1.107       1.204       368,759
                                                                       2009   0.929       1.107       447,744
                                                                       2008   1.098       0.929       200,478
                                                                       2007   1.052       1.098       180,965
                                                                       2006   1.000       1.052        25,702
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014   1.398       1.450     1,255,698
                                                                       2013   1.275       1.398     1,357,838
                                                                       2012   1.157       1.275     1,346,351
                                                                       2011   1.158       1.157     1,487,486
                                                                       2010   1.051       1.158     1,494,445
                                                                       2009   0.859       1.051     1,374,926
                                                                       2008   1.109       0.859     1,572,585
                                                                       2007   1.070       1.109     1,363,809
                                                                       2006   1.000       1.070        99,260
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014   1.409       1.463     4,086,334
                                                                       2013   1.208       1.409     4,848,741
                                                                       2012   1.079       1.208     4,921,137
                                                                       2011   1.107       1.079     4,808,567
                                                                       2010   0.989       1.107     4,765,998
                                                                       2009   0.791       0.989     4,738,265
                                                                       2008   1.121       0.791     5,929,292
                                                                       2007   1.087       1.121     5,364,482
                                                                       2006   1.000       1.087       160,226
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014   1.403       1.460     2,845,003
                                                                       2013   1.142       1.403     2,856,847
                                                                       2012   1.001       1.142     3,128,957
                                                                       2011   1.052       1.001     2,991,247
                                                                       2010   0.928       1.052     3,104,348
                                                                       2009   0.727       0.928     3,568,201
                                                                       2008   1.134       0.727     4,543,502
                                                                       2007   1.105       1.134     4,050,840
                                                                       2006   1.000       1.105        97,071
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................ 2014   2.891       3.240       619,430

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.214       2.891       701,377
                                                                                   2012   1.935       2.214       698,925
                                                                                   2011   1.921       1.935       715,941
                                                                                   2010   1.692       1.921       697,013
                                                                                   2009   1.356       1.692     1,021,123
                                                                                   2008   2.180       1.356       824,665
                                                                                   2007   2.192       2.180       892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   2.813       3.015     1,175,069
                                                                                   2013   2.396       2.813     1,340,382
                                                                                   2012   2.177       2.396     1,512,010
                                                                                   2011   2.154       2.177     1,626,988
                                                                                   2010   1.984       2.154     1,746,941
                                                                                   2009   1.695       1.984     2,269,079
                                                                                   2008   2.207       1.695     2,484,195
                                                                                   2007   2.144       2.207     2,565,350
                                                                                   2006   1.999       2.144     2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.044       2.239     1,233,695
                                                                                   2013   1.523       2.044     1,410,861
                                                                                   2012   1.321       1.523     1,541,857
                                                                                   2011   1.325       1.321     1,632,316
                                                                                   2010   1.203       1.325     1,772,834
                                                                                   2009   1.007       1.203     1,913,290
                                                                                   2008   1.510       1.007     2,054,169
                                                                                   2007   1.419       1.510     2,268,880
                                                                                   2006   1.280       1.419     1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *...................... 2014   1.902       1.767       329,597
                                                                                   2013   1.578       1.902       421,639
                                                                                   2012   1.349       1.578       419,177
                                                                                   2011   1.560       1.349       409,104
                                                                                   2010   1.459       1.560       405,607
                                                                                   2009   1.147       1.459       426,910
                                                                                   2008   2.003       1.147       446,421
                                                                                   2007   2.051       2.003       368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   3.354       3.316       127,267
                                                                                   2013   2.677       3.354       139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2014   2.746       2.852       241,869
                                                                                   2013   2.005       2.746       283,372
                                                                                   2012   1.743       2.005       302,245
                                                                                   2011   1.839       1.743       306,203
                                                                                   2010   1.466       1.839       342,008
                                                                                   2009   1.176       1.466       354,741
                                                                                   2008   1.790       1.176       514,574
                                                                                   2007   1.842       1.790       479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.284       2.457        31,532
                                                                                   2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.055       3.221       344,412
                                                                                   2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.999       2.034       175,057

                            GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   2.034       1.999       270,128
                                                                         2012   1.987       2.034       336,737
                                                                         2011   1.902       1.987       339,470
                                                                         2010   1.816       1.902       349,233
                                                                         2009   1.758       1.816       408,689
                                                                         2008   1.782       1.758       484,798
                                                                         2007   1.725       1.782       670,477
                                                                         2006   1.662       1.725       639,799
 MSF WMC Balanced Subaccount (Class A) (4/07)........................... 2014   2.255       2.465       239,913
                                                                         2013   1.892       2.255       246,649
                                                                         2012   1.703       1.892       308,424
                                                                         2011   1.659       1.703       307,575
                                                                         2010   1.531       1.659       354,602
                                                                         2009   1.320       1.531       475,581
                                                                         2008   1.776       1.320        80,729
                                                                         2007   1.757       1.776       188,221
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).......... 2014   1.605       1.755       242,663
                                                                         2013   1.214       1.605       270,717
                                                                         2012   1.088       1.214       309,571
                                                                         2011   1.147       1.088       303,370
                                                                         2010   1.036       1.147       332,691
                                                                         2009   0.794       1.036       379,785
                                                                         2008   1.282       0.794       466,832
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.418       1.467            --
                                                                         2008   1.368       1.418       315,874
                                                                         2007   1.273       1.368       228,125
                                                                         2006   1.240       1.273       198,678
                                                                         2005   1.224       1.240       155,217
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.990       0.920            --
                                                                         2007   0.908       0.990            --
                                                                         2006   0.827       0.908         8,677
                                                                         2005   0.780       0.827        15,111
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.429       1.549            --
                                                                         2006   1.132       1.429        45,624
                                                                         2005   1.020       1.132        44,320
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.995       2.134            --
                                                                         2006   1.721       1.995       232,931
                                                                         2005   1.626       1.721       146,395
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.942       1.005            --
                                                                         2005   0.876       0.942        47,271
 Travelers Convertible Securities Subaccount (8/99)..................... 2006   1.432       1.528            --
                                                                         2005   1.443       1.432        19,865
 Travelers Disciplined Mid Cap Stock Subaccount (9/98).................. 2006   2.264       2.476            --
                                                                         2005   2.037       2.264       371,108
 Travelers Mercury Large Cap Core Subaccount (10/98).................... 2006   1.224       1.301            --
                                                                         2005   1.105       1.224        20,460
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (10/98)............... 2006   1.263       1.338            --
                                                                         2005   1.239       1.263       340,916
 Travelers MFS(Reg. TM) Total Return Subaccount (10/96)................. 2006   1.934       1.999            --
                                                                         2005   1.900       1.934     2,332,491
 Travelers MFS(Reg. TM) Value Subaccount (5/04)......................... 2006   1.183       1.280            --
                                                                         2005   1.124       1.183     1,774,906
 Travelers Pioneer Fund Subaccount (10/96).............................. 2006   1.342       1.426            --
                                                                         2005   1.281       1.342       174,734
 Travelers Pioneer Strategic Income Subaccount (10/96).................. 2006   1.522       1.540            --
                                                                         2005   1.485       1.522       218,154
 Travelers Quality Bond Subaccount (9/97)............................... 2006   1.390       1.379            --
                                                                         2005   1.383       1.390       429,437

                           GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Strategic Equity Subaccount (10/96)........................ 2006   1.483       1.550            --
                                                                       2005   1.470       1.483       757,966
 Travelers U.S. Government Securities Subaccount (10/96).............. 2006   1.721       1.662            --
                                                                       2005   1.669       1.721       648,697
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2014   2.419       2.614       150,155
                                                                       2013   2.061       2.419       152,619
                                                                       2012   1.884       2.061       185,737
                                                                       2011   1.906       1.884       151,574
                                                                       2010   1.719       1.906       163,185
                                                                       2009   1.415       1.719       186,027
                                                                       2008   1.914       1.415       257,988
                                                                       2007   1.746       1.914       386,633
                                                                       2006   1.640       1.746       363,311
                                                                       2005   1.589       1.640       394,874
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.569       0.584            --
                                                                       2008   1.010       0.569         8,318
                                                                       2007   0.909       1.010         6,848
                                                                       2006   0.861       0.909         5,763
                                                                       2005   0.807       0.861        10,445

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                       CONDENSED FINANCIAL INFORMATION --

                             Gold Track Select MUSA

--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)......................... 2007   2.217       2.342            --
                                                                                 2006   1.931       2.217       391,031
                                                                                 2005   1.855       1.931       425,802
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).............................. 2007   1.087       1.168            --
                                                                                 2006   1.000       1.087       347,442
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)........................... 2006   0.847       0.892            --
                                                                                 2005   0.806       0.847       398,147
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03).................. 2008   0.930       0.889            --
                                                                                 2007   0.802       0.930       109,960
                                                                                 2006   0.786       0.802       238,818
                                                                                 2005   0.735       0.786       164,175
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 2014   2.345       2.385     1,449,098
                                                                                 2013   1.826       2.345     1,550,822
                                                                                 2012   1.499       1.826     2,004,861
                                                                                 2011   1.655       1.499     3,069,218
                                                                                 2010   1.490       1.655     2,735,685
                                                                                 2009   1.053       1.490     1,876,048
                                                                                 2008   1.720       1.053     1,242,629
                                                                                 2007   1.507       1.720       912,511
                                                                                 2006   1.259       1.507     1,716,847
                                                                                 2005   1.110       1.259       772,016
 American Funds Growth Subaccount (Class 2) (5/04).............................. 2014   2.027       2.186     2,671,204
                                                                                 2013   1.567       2.027     2,778,224
                                                                                 2012   1.337       1.567     3,190,950
                                                                                 2011   1.406       1.337     4,214,472
                                                                                 2010   1.191       1.406     4,328,492
                                                                                 2009   0.860       1.191     3,306,607
                                                                                 2008   1.544       0.860     2,766,884
                                                                                 2007   1.382       1.544     2,785,664
                                                                                 2006   1.262       1.382     4,514,556
                                                                                 2005   1.092       1.262     1,634,839
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 2014   1.840       2.024     1,395,059
                                                                                 2013   1.387       1.840     1,531,460
                                                                                 2012   1.188       1.387     1,847,248
                                                                                 2011   1.217       1.188     2,709,698
                                                                                 2010   1.099       1.217     2,252,078
                                                                                 2009   0.842       1.099     1,552,987
                                                                                 2008   1.363       0.842     1,185,410
                                                                                 2007   1.306       1.363     1,330,289
                                                                                 2006   1.140       1.306     2,430,345
                                                                                 2005   1.084       1.140     1,347,653
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)............................................... 2006   2.329       2.312            --
                                                                                 2005   1.982       2.329     3,178,807
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98)......................... 2007   3.090       3.248            --
                                                                                 2006   2.346       3.090       242,036
                                                                                 2005   1.845       2.346        81,085
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)........................... 2006   2.603       3.432            --
                                                                                 2005   2.444       2.603       732,600
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)....... 2014   4.569       4.808       191,527

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   3.443       4.569       217,744
                                                                                      2012   3.041       3.443       290,183
                                                                                      2011   3.100       3.041       371,122
                                                                                      2010   2.358       3.100       559,517
                                                                                      2009   1.799       2.358       437,604
                                                                                      2008   2.582       1.799       391,923
                                                                                      2007   2.781       2.582       418,349
                                                                                      2006   2.408       2.781     1,618,529
                                                                                      2005   2.214       2.408     1,142,341
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.415       1.358            --
                                                                                      2007   1.329       1.415       367,420
                                                                                      2006   1.147       1.329       729,558
                                                                                      2005   1.106       1.147       470,417
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.723       1.632            --
                                                                                      2007   1.949       1.723       854,724
                                                                                      2006   1.889       1.949     1,750,689
                                                                                      2005   1.797       1.889     1,323,461
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97).................... 2007   1.780       1.870            --
                                                                                      2006   1.669       1.780        48,905
                                                                                      2005   1.613       1.669        48,905
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.418       2.683     3,166,078
                                                                                      2013   1.857       2.418     3,479,929
                                                                                      2012   1.609       1.857     4,080,504
                                                                                      2011   1.665       1.609     5,678,027
                                                                                      2010   1.432       1.665     5,177,190
                                                                                      2009   1.064       1.432     4,323,092
                                                                                      2008   1.867       1.064     3,733,850
                                                                                      2007   1.601       1.867     3,698,163
                                                                                      2006   1.446       1.601     8,304,547
                                                                                      2005   1.247       1.446     7,103,809
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   2.089       2.298        28,469
                                                                                      2013   1.520       2.089        24,844
                                                                                      2012   1.251       1.520        60,314
                                                                                      2011   1.294       1.251        68,707
                                                                                      2010   1.104       1.294       104,921
                                                                                      2009   0.818       1.104       100,461
                                                                                      2008   1.403       0.818        88,755
                                                                                      2007   1.322       1.403        48,915
                                                                                      2006   1.169       1.322       146,543
                                                                                      2005   0.974       1.169        74,681
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2014   3.007       3.250        44,728
                                                                                      2013   2.361       3.007        42,878
                                                                                      2012   2.024       2.361        51,226
                                                                                      2011   2.017       2.024        61,065
                                                                                      2010   1.762       2.017        56,240
                                                                                      2009   1.362       1.762        53,238
                                                                                      2008   2.389       1.362       146,959
                                                                                      2007   2.367       2.389       138,732
                                                                                      2006   1.981       2.367       169,656
                                                                                      2005   1.882       1.981       138,209
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.225       2.048            --
                                                                                      2007   1.763       2.225       290,247
                                                                                      2006   1.660       1.763       275,368
                                                                                      2005   1.578       1.660       313,797
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2014   2.000       2.011            --
                                                                                      2013   1.899       2.000            --
                                                                                      2012   1.672       1.899            --
                                                                                      2011   1.617       1.672         1,867
                                                                                      2010   1.429       1.617        34,927
                                                                                      2009   0.999       1.429        34,927
                                                                                      2008   1.339       0.999        37,512
                                                                                      2007   1.311       1.339        37,524
                                                                                      2006   1.186       1.311        37,524
                                                                                      2005   1.161       1.186        37,524
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2014   3.436       3.622     1,434,741

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.544       3.436     1,564,598
                                                                              2012   2.234       2.544     1,879,494
                                                                              2011   2.521       2.234     2,584,570
                                                                              2010   1.973       2.521     2,275,753
                                                                              2009   1.420       1.973     1,786,511
                                                                              2008   2.366       1.420     1,535,912
                                                                              2007   2.064       2.366     1,743,249
                                                                              2006   1.847       2.064     5,803,109
                                                                              2005   1.574       1.847     5,046,318
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............... 2006   1.483       1.745            --
                                                                              2005   1.350       1.483     1,665,669
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.228       2.028       170,393
                                                                              2013   2.262       2.228       166,678
                                                                              2012   2.011       2.262       199,065
                                                                              2011   2.404       2.011       189,511
                                                                              2010   2.057       2.404       212,374
                                                                              2009   1.199       2.057       209,376
                                                                              2008   2.550       1.199       387,232
                                                                              2007   1.992       2.550       317,595
                                                                              2006   1.565       1.992       413,332
                                                                              2005   1.235       1.565       311,013
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.950       1.723       379,127
                                                                              2013   1.596       1.950       358,682
                                                                              2012   1.358       1.596       354,335
                                                                              2011   1.528       1.358       383,587
                                                                              2010   1.418       1.528       393,940
                                                                              2009   1.041       1.418       429,606
                                                                              2008   1.757       1.041       350,061
                                                                              2007   1.531       1.757       451,650
                                                                              2006   1.268       1.531     1,114,119
                                                                              2005   1.158       1.268       640,891
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 2007   2.548       2.706            --
                                                                              2006   2.112       2.548       232,359
                                                                              2005   2.046       2.112       147,663
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.187       2.568            --
                                                                              2005   2.017       2.187       556,302
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).............. 2006   1.220       1.477            --
                                                                              2005   1.127       1.220       528,621
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................ 2006   2.088       2.141            --
                                                                              2005   2.073       2.088       487,875
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)..................... 2006   1.164       1.207            --
                                                                              2005   1.088       1.164     2,073,047
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 2014   2.007       2.239       257,314
                                                                              2013   1.529       2.007       243,706
                                                                              2012   1.315       1.529       271,968
                                                                              2011   1.345       1.315       469,253
                                                                              2010   1.078       1.345       450,604
                                                                              2009   0.751       1.078       383,306
                                                                              2008   1.346       0.751       354,214
                                                                              2007   1.112       1.346       424,858
                                                                              2006   0.987       1.112       847,311
                                                                              2005   0.887       0.987       733,827
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).............. 2014   1.183       1.261        63,321
                                                                              2013   0.929       1.183        60,230
                                                                              2012   0.780       0.929        76,860
                                                                              2011   0.913       0.780        99,145
                                                                              2010   0.795       0.913        87,463
                                                                              2009   0.582       0.795       198,279
                                                                              2008   1.060       0.582       350,259
                                                                              2007   0.976       1.060       495,129
                                                                              2006   0.832       0.976     1,314,948
                                                                              2005   0.793       0.832     1,293,969
Lazard Retirement Series, Inc.

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.166       1.320            --
                                                                                  2005   1.128       1.166       172,274
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   1.007       1.075            --
                                                                                  2006   0.944       1.007         9,188
                                                                                  2005   0.893       0.944        13,859
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.957       2.342     1,056,445
                                                                                  2013   1.332       1.957     1,020,430
                                                                                  2012   1.129       1.332     1,045,273
                                                                                  2011   1.108       1.129     1,101,481
                                                                                  2010   0.892       1.108     1,195,312
                                                                                  2009   0.667       0.892     1,413,503
                                                                                  2008   1.126       0.667     1,539,345
                                                                                  2007   1.116       1.126     2,013,129
                                                                                  2006   1.032       1.116     3,439,553
                                                                                  2005   0.930       1.032     1,964,545
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.718       1.733            --
                                                                                  2013   1.308       1.718       790,982
                                                                                  2012   1.145       1.308       815,069
                                                                                  2011   1.227       1.145       893,033
                                                                                  2010   1.059       1.227       990,582
                                                                                  2009   0.824       1.059     1,203,817
                                                                                  2008   1.306       0.824     1,249,595
                                                                                  2007   1.298       1.306     1,331,029
                                                                                  2006   1.118       1.298       681,726
                                                                                  2005   1.073       1.118       635,740
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   1.918       2.116       234,740
                                                                                  2013   1.484       1.918       258,452
                                                                                  2012   1.288       1.484       246,424
                                                                                  2011   1.263       1.288       298,260
                                                                                  2010   1.128       1.263       300,382
                                                                                  2009   0.929       1.128       336,318
                                                                                  2008   1.322       0.929       343,279
                                                                                  2007   1.227       1.322       319,953
                                                                                  2006   1.075       1.227       280,494
                                                                                  2005   1.037       1.075       225,286
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.983       1.072            --
                                                                                  2010   0.884       0.983        23,623
                                                                                  2009   0.728       0.884        24,242
                                                                                  2008   1.026       0.728        19,178
                                                                                  2007   0.970       1.026        19,159
                                                                                  2006   0.827       0.970        82,368
                                                                                  2005   0.834       0.827        82,624
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   2.076       2.344        47,421
                                                                                  2013   1.658       2.076        46,440
                                                                                  2012   1.461       1.658        52,386
                                                                                  2011   1.362       1.461        28,342
                                                                                  2010   1.221       1.362        29,937
                                                                                  2009   0.999       1.221        21,190
                                                                                  2008   1.547       0.999        19,862
                                                                                  2007   1.529       1.547        17,326
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2014   2.669       3.025        82,679
                                                                                  2013   1.948       2.669        83,114
                                                                                  2012   1.629       1.948        82,769
                                                                                  2011   1.649       1.629       166,723
                                                                                  2010   1.510       1.649       154,347
                                                                                  2009   1.067       1.510        74,119
                                                                                  2008   1.712       1.067        93,392
                                                                                  2007   1.636       1.712       138,898
                                                                                  2006   1.573       1.636       243,806
                                                                                  2005   1.504       1.573       289,180
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2014   2.841       3.155       276,240

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.159
                                                                                           2012   1.865
                                                                                           2011   1.787
                                                                                           2010   1.643
                                                                                           2009   1.327
                                                                                           2008   2.074
                                                                                           2007   2.008
                                                                                           2006   1.709
                                                                                           2005   1.613
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.493
                                                                                           2013   1.705
                                                                                           2012   1.437
                                                                                           2011   1.426
                                                                                           2010   1.146
                                                                                           2009   0.807
                                                                                           2008   1.370
                                                                                           2007   1.253
                                                                                           2006   1.117
                                                                                           2005   1.072
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.709
                                                                                           2008   1.141
                                                                                           2007   1.094
                                                                                           2006   0.956
                                                                                           2005   0.923
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.135
                                                                                           2010   1.101
                                                                                           2009   0.861
                                                                                           2008   1.531
                                                                                           2007   1.449
                                                                                           2006   1.158
                                                                                           2005   1.043
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.061
                                                                                           2010   0.977
                                                                                           2009   0.837
                                                                                           2008   1.069
                                                                                           2007   1.061
                                                                                           2006   1.025
                                                                                           2005   1.007
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.621
                                                                                           2013   2.414
                                                                                           2012   2.061
                                                                                           2011   2.024
                                                                                           2010   1.746
                                                                                           2009   1.098
                                                                                           2008   1.578
                                                                                           2007   1.583
                                                                                           2006   1.435
                                                                                           2005   1.407
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.419
                                                                                           2009   1.424
                                                                                           2008   1.397
                                                                                           2007   1.339
                                                                                           2006   1.288
                                                                                           2005   1.260
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.230
                                                                                           2006   1.899
                                                                                           2005   1.836
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.488
                                                                                           2006   1.330
                                                                                           2005   1.295
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.913
                                                                                           2006   1.627
                                                                                           2005   1.537
Legg Mason Partners Variable Portfolios V



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.841       288,201
                                                                                           2.159       488,434
                                                                                           1.865       790,456
                                                                                           1.787       783,808
                                                                                           1.643       585,486
                                                                                           1.327       604,312
                                                                                           2.074     1,012,376
                                                                                           2.008       504,118
                                                                                           1.709       545,968
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.579       175,697
                                                                                           2.493       211,622
                                                                                           1.705       369,677
                                                                                           1.437       546,075
                                                                                           1.426       470,162
                                                                                           1.146       402,831
                                                                                           0.807       347,536
                                                                                           1.370       217,352
                                                                                           1.253       875,141
                                                                                           1.117       961,768
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.693            --
                                                                                           0.709     4,140,312
                                                                                           1.141     4,736,684
                                                                                           1.094     7,044,296
                                                                                           0.956     5,040,773
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.226            --
                                                                                           1.135        95,905
                                                                                           1.101        84,537
                                                                                           0.861        89,068
                                                                                           1.531       176,856
                                                                                           1.449       162,942
                                                                                           1.158       255,434
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.051            --
                                                                                           1.061        26,071
                                                                                           0.977        62,855
                                                                                           0.837        59,470
                                                                                           1.069        64,549
                                                                                           1.061        23,302
                                                                                           1.025        77,851
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.597        28,795
                                                                                           2.621        24,862
                                                                                           2.414        21,055
                                                                                           2.061        32,924
                                                                                           2.024        36,777
                                                                                           1.746        30,623
                                                                                           1.098        46,937
                                                                                           1.578        52,111
                                                                                           1.583        81,352
                                                                                           1.435        62,659
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.416            --
                                                                                           1.419            58
                                                                                           1.424     1,026,538
                                                                                           1.397       238,696
                                                                                           1.339       261,916
                                                                                           1.288        45,638
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.347            --
                                                                                           2.230     1,637,520
                                                                                           1.899     1,691,857
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.535            --
                                                                                           1.488        16,137
                                                                                           1.330        13,795
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2.017            --
                                                                                           1.913     3,257,332
                                                                                           1.627     3,231,849
Legg Mason Partners Variable Portfolios V

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.333
                                                                                           2006   1.187
                                                                                           2005   1.139
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.331
                                                                                           2006   1.141
                                                                                           2005   1.112
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.400
                                                                                           2006   1.255
                                                                                           2005   1.166
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.968
                                                                                           2005   1.907
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.609
                                                                                           2007   2.475
                                                                                           2006   2.581
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2014   2.581
                                                                                           2013   2.363
                                                                                           2012   2.033
                                                                                           2011   1.993
                                                                                           2010   1.725
                                                                                           2009   1.178
                                                                                           2008   1.561
                                                                                           2007   1.528
                                                                                           2006   1.440
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.144
                                                                                           2013   1.109
                                                                                           2012   0.883
                                                                                           2011   0.938
                                                                                           2010   0.812
                                                                                           2009   0.604
                                                                                           2008   1.040
                                                                                           2007   1.228
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   4.007
                                                                                           2013   3.122
                                                                                           2012   2.557
                                                                                           2011   2.776
                                                                                           2010   2.546
                                                                                           2009   1.789
                                                                                           2008   3.094
                                                                                           2007   2.386
                                                                                           2006   2.312
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   4.174
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.436
                                                                                           2013   0.991
                                                                                           2012   0.840
                                                                                           2011   0.818
                                                                                           2010   0.665
                                                                                           2009   0.503
                                                                                           2008   0.794
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.308
                                                                                           2013   1.110
                                                                                           2012   0.984
                                                                                           2011   1.011
                                                                                           2010   0.907
                                                                                           2009   0.705
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.308
                                                                                           2013   1.051
                                                                                           2012   0.911
                                                                                           2011   0.962
                                                                                           2010   0.853
                                                                                           2009   0.640
                                                                                           2008   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.427            --
                                                                                           1.333       424,031
                                                                                           1.187       458,883
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.387            --
                                                                                           1.331       938,693
                                                                                           1.141       676,218
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.548           683
                                                                                           1.400       529,247
                                                                                           1.255       348,775
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2.037            --
                                                                                           1.968     3,755,343
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.522            --
                                                                                           2.609       467,961
                                                                                           2.475     1,989,099
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.656       532,966
                                                                                           2.581       787,944
                                                                                           2.363       973,227
                                                                                           2.033     1,126,789
                                                                                           1.993     1,313,771
                                                                                           1.725       963,309
                                                                                           1.178       822,732
                                                                                           1.561       863,101
                                                                                           1.528       170,973
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.293       889,722
                                                                                           1.144       916,710
                                                                                           1.109     1,221,078
                                                                                           0.883     1,353,015
                                                                                           0.938     1,375,066
                                                                                           0.812     1,220,900
                                                                                           0.604     1,101,186
                                                                                           1.040     1,321,364
                                                                                           1.228     2,487,870
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.186            --
                                                                                           4.007     3,405,847
                                                                                           3.122     3,624,544
                                                                                           2.557     4,592,561
                                                                                           2.776     4,426,605
                                                                                           2.546     4,099,024
                                                                                           1.789     3,609,955
                                                                                           3.094     3,498,318
                                                                                           2.386     5,027,380
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.729     2,978,553
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.698        87,694
                                                                                           1.436        67,355
                                                                                           0.991        63,878
                                                                                           0.840        32,487
                                                                                           0.818         6,983
                                                                                           0.665         1,778
                                                                                           0.503         2,336
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.379       356,987
                                                                                           1.308       299,645
                                                                                           1.110       239,198
                                                                                           0.984       199,530
                                                                                           1.011       135,545
                                                                                           0.907        48,287
                                                                                           0.705        42,820
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.383       345,786
                                                                                           1.308       295,693
                                                                                           1.051       243,506
                                                                                           0.911       207,415
                                                                                           0.962       137,462
                                                                                           0.853        53,093
                                                                                           0.640        18,406

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.283
                                                                                           2013   1.137
                                                                                           2012   1.032
                                                                                           2011   1.036
                                                                                           2010   0.948
                                                                                           2009   0.773
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.262
                                                                                           2013   1.740
                                                                                           2012   1.352
                                                                                           2011   1.581
                                                                                           2010   1.363
                                                                                           2009   0.882
                                                                                           2008   1.497
                                                                                           2007   1.519
                                                                                           2006   1.369
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.435
                                                                                           2013   1.809
                                                                                           2012   1.536
                                                                                           2011   1.568
                                                                                           2010   1.373
                                                                                           2009   1.093
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2014   1.891
                                                                                           2013   1.460
                                                                                           2012   1.281
                                                                                           2011   1.338
                                                                                           2010   1.072
                                                                                           2009   0.852
                                                                                           2008   1.401
                                                                                           2007   1.532
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2014   2.186
                                                                                           2013   1.565
                                                                                           2012   1.328
                                                                                           2011   1.348
                                                                                           2010   1.072
                                                                                           2009   0.804
                                                                                           2008   1.317
                                                                                           2007   1.189
                                                                                           2006   1.190
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2014   1.687
                                                                                           2013   1.273
                                                                                           2012   1.108
                                                                                           2011   1.240
                                                                                           2010   1.044
                                                                                           2009   0.813
                                                                                           2008   1.094
                                                                                           2007   1.111
                                                                                           2006   1.036
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.703
                                                                                           2008   2.292
                                                                                           2007   2.168
                                                                                           2006   2.037
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.696
                                                                                           2010   0.652
                                                                                           2009   0.476
                                                                                           2008   0.906
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 2014   4.481
                                                                                           2013   3.841
                                                                                           2012   3.296
                                                                                           2011   3.358
                                                                                           2010   2.760
                                                                                           2009   1.969
                                                                                           2008   3.253
                                                                                           2007   2.688
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2014   2.785



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.353       275,976
                                                                                           1.283       235,122
                                                                                           1.137       188,467
                                                                                           1.032        88,986
                                                                                           1.036        58,626
                                                                                           0.948        24,467
                                                                                           0.773        20,363
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.124       421,917
                                                                                           2.262       306,492
                                                                                           1.740       400,903
                                                                                           1.352       433,015
                                                                                           1.581       406,890
                                                                                           1.363       421,657
                                                                                           0.882       258,795
                                                                                           1.497       276,579
                                                                                           1.519       402,379
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.646       118,006
                                                                                           2.435       125,099
                                                                                           1.809       283,360
                                                                                           1.536       486,236
                                                                                           1.568       521,045
                                                                                           1.373       281,517
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2.061       112,489
                                                                                           1.891       127,930
                                                                                           1.460       155,462
                                                                                           1.281       159,576
                                                                                           1.338       184,167
                                                                                           1.072       186,511
                                                                                           0.852       162,716
                                                                                           1.401       217,540
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.351        12,285
                                                                                           2.186        25,614
                                                                                           1.565        23,532
                                                                                           1.328        14,554
                                                                                           1.348        31,634
                                                                                           1.072        34,852
                                                                                           0.804        31,883
                                                                                           1.317        27,162
                                                                                           1.189        40,123
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.755        20,787
                                                                                           1.687        25,884
                                                                                           1.273        27,942
                                                                                           1.108         3,579
                                                                                           1.240        17,365
                                                                                           1.044        30,638
                                                                                           0.813        36,448
                                                                                           1.094        60,249
                                                                                           1.111        83,233
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.690            --
                                                                                           1.703     1,040,406
                                                                                           2.292     1,708,065
                                                                                           2.168     4,011,541
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.742            --
                                                                                           0.696        14,550
                                                                                           0.652        10,962
                                                                                           0.476            --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.......................... 4.621        12,106
                                                                                           4.481        11,156
                                                                                           3.841        10,178
                                                                                           3.296         9,132
                                                                                           3.358         8,250
                                                                                           2.760         8,766
                                                                                           1.969       161,441
                                                                                           3.253       169,878
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............................. 2.910        65,712

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013    2.590       2.785       82,766
                                                                               2012    2.302       2.590       84,506
                                                                               2011    2.209       2.302       89,531
                                                                               2010    1.964       2.209      100,445
                                                                               2009    1.441       1.964      101,707
                                                                               2008    1.776       1.441      164,857
                                                                               2007    1.673       1.776      182,051
                                                                               2006    1.585       1.673      601,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.651       0.621           --
                                                                               2008    1.142       0.651       38,830
                                                                               2007    1.027       1.142       39,331
                                                                               2006    1.033       1.027      173,133
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014    1.406       1.468      673,954
                                                                               2013    1.092       1.406      588,824
                                                                               2012    0.941       1.092      444,050
                                                                               2011    1.093       0.941      373,843
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2014   11.395      12.376          108
                                                                               2013   10.840      11.395           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2014    1.900       1.921      983,753
                                                                               2013    1.443       1.900    1,025,730
                                                                               2012    1.231       1.443    1,230,951
                                                                               2011    1.360       1.231    1,680,695
                                                                               2010    1.141       1.360    1,755,586
                                                                               2009    0.908       1.141    1,622,276
                                                                               2008    1.302       0.908    1,412,540
                                                                               2007    1.350       1.302    1,323,664
                                                                               2006    1.320       1.350      285,980
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014    3.419       3.187       46,421
                                                                               2013    3.613       3.419       55,029
                                                                               2012    3.052       3.613       81,629
                                                                               2011    3.764       3.052       95,800
                                                                               2010    3.054       3.764      111,897
                                                                               2009    1.816       3.054      216,834
                                                                               2008    4.094       1.816      208,396
                                                                               2007    3.227       4.094      165,682
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014    1.705       1.577      215,676
                                                                               2013    1.438       1.705      251,790
                                                                               2012    1.240       1.438      297,984
                                                                               2011    1.397       1.240      407,878
                                                                               2010    1.262       1.397      374,668
                                                                               2009    0.965       1.262      416,642
                                                                               2008    1.684       0.965      451,543
                                                                               2007    1.593       1.684      505,549
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.650       2.881           --
                                                                               2012    2.525       2.650      429,948
                                                                               2011    2.677       2.525      527,129
                                                                               2010    2.185       2.677      496,271
                                                                               2009    1.603       2.185      514,501
                                                                               2008    1.103       1.603      445,991
                                                                               2007    1.237       1.103       12,283
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014    1.517       1.524       61,464
                                                                               2013    1.098       1.517       59,753
                                                                               2012    1.011       1.098       66,561
                                                                               2011    1.093       1.011      100,028
                                                                               2010    0.832       1.093      108,020
                                                                               2009    0.532       0.832       61,048
                                                                               2008    0.953       0.532       30,690
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012    0.917       1.034           --
                                                                               2011    0.932       0.917      321,699
                                                                               2010    0.855       0.932      279,044
                                                                               2009    0.597       0.855      248,181
                                                                               2008    1.059       0.597      348,272
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *................. 2014    1.495       1.522      469,644

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013    1.180       1.495      470,321
                                                                          2012    0.977       1.180      504,363
                                                                          2011    1.071       0.977      485,285
                                                                          2010    0.927       1.071      547,136
                                                                          2009    0.665       0.927      523,869
                                                                          2008    1.122       0.665      733,293
                                                                          2007    1.060       1.122      925,817
                                                                          2006    0.996       1.060    1,099,185
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.465       1.487    2,266,928
                                                                          2013    1.159       1.465    2,335,741
                                                                          2012    0.963       1.159    2,272,882
                                                                          2011    1.057       0.963    2,574,150
                                                                          2010    0.917       1.057    2,786,874
                                                                          2009    0.660       0.917    2,944,426
                                                                          2008    1.117       0.660    2,276,973
                                                                          2007    1.058       1.117    2,995,606
                                                                          2006    0.996       1.058    3,198,641
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2014    1.401       1.437      410,673
                                                                          2013    1.549       1.401      691,395
                                                                          2012    1.425       1.549    1,037,515
                                                                          2011    1.286       1.425      694,688
                                                                          2010    1.198       1.286      707,526
                                                                          2009    1.018       1.198      654,510
                                                                          2008    1.097       1.018      879,320
                                                                          2007    1.029       1.097       57,179
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    2.014       2.085    2,489,243
                                                                          2013    2.065       2.014    3,186,971
                                                                          2012    1.901       2.065    5,255,625
                                                                          2011    1.854       1.901    6,897,380
                                                                          2010    1.724       1.854    5,348,047
                                                                          2009    1.537       1.724    2,664,935
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    2.225       2.459       86,199
                                                                          2013    1.682       2.225       91,623
                                                                          2012    1.530       1.682       99,137
                                                                          2011    1.613       1.530      106,516
                                                                          2010    1.396       1.613      181,948
                                                                          2009    1.134       1.396      208,590
                                                                          2008    1.698       1.134      161,779
                                                                          2007    1.627       1.698      167,853
                                                                          2006    1.503       1.627      276,112
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.129       1.250           --
                                                                          2006    1.065       1.129       11,663
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    2.709       2.816      349,804
                                                                          2013    2.684       2.709      433,932
                                                                          2012    2.419       2.684      538,851
                                                                          2011    2.348       2.419      684,209
                                                                          2010    2.106       2.348      714,453
                                                                          2009    1.592       2.106      586,022
                                                                          2008    1.794       1.592      323,848
                                                                          2007    1.692       1.794      190,481
                                                                          2006    1.623       1.692      327,220
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2014   10.814      11.678            7
                                                                          2013   10.218      10.814           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014    1.447       1.629      427,690
                                                                          2013    1.088       1.447      568,818
                                                                          2012    0.928       1.088      665,101
                                                                          2011    0.972       0.928      692,178
                                                                          2010    0.836       0.972      843,204
                                                                          2009    0.710       0.836      838,176
                                                                          2008    1.121       0.710      887,147
                                                                          2007    1.085       1.121      988,521
                                                                          2006    1.001       1.085    3,522,600
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014    1.735       1.906      689,721
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007    1.446       1.522           --
                                                                          2006    1.357       1.446      178,204
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014    1.896       2.141       12,140

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.421       1.896        50,660
                                                                            2012   1.260       1.421        36,638
                                                                            2011   1.265       1.260        32,311
                                                                            2010   1.130       1.265       107,948
                                                                            2009   0.954       1.130         2,953
                                                                            2008   1.531       0.954        14,770
                                                                            2007   1.509       1.531       128,068
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.762       1.830            --
                                                                            2006   1.700       1.762     1,089,845
                                                                            2005   1.675       1.700       764,679
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   2.000       2.159            --
                                                                            2006   1.591       2.000     1,663,353
                                                                            2005   1.396       1.591     1,025,647
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.448       1.521            --
                                                                            2006   1.294       1.448     1,450,173
                                                                            2005   1.221       1.294       779,759
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.907       1.916            --
                                                                            2006   1.688       1.907     1,380,843
                                                                            2005   1.583       1.688     1,192,206
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.308       2.427       448,783
                                                                            2013   2.377       2.308       466,638
                                                                            2012   2.302       2.377       564,487
                                                                            2011   2.154       2.302     1,164,754
                                                                            2010   2.043       2.154       924,433
                                                                            2009   1.954       2.043       841,340
                                                                            2008   1.855       1.954       809,872
                                                                            2007   1.828       1.855       799,904
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   2.007       2.136       341,183
                                                                            2013   2.035       2.007       343,249
                                                                            2012   1.903       2.035       615,261
                                                                            2011   1.797       1.903       860,094
                                                                            2010   1.669       1.797       701,280
                                                                            2009   1.534       1.669       385,373
                                                                            2008   1.597       1.534       367,198
                                                                            2007   1.512       1.597       361,988
                                                                            2006   1.446       1.512       426,709
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.805       1.954       679,444
                                                                            2013   1.353       1.805       705,131
                                                                            2012   1.190       1.353     1,020,932
                                                                            2011   1.315       1.190     1,624,034
                                                                            2010   1.104       1.315     1,335,805
                                                                            2009   0.871       1.104       807,801
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.238       2.335            --
                                                                            2008   3.441       2.238            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.781       1.942       706,653
                                                                            2013   1.360       1.781       726,311
                                                                            2012   1.200       1.360       686,276
                                                                            2011   1.183       1.200       622,195
                                                                            2010   1.093       1.183       577,571
                                                                            2009   0.990       1.093       553,093
                                                                            2008   1.443       0.990        57,091
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................... 2014   1.294       1.286     5,373,535
                                                                            2013   1.301       1.294     4,637,156
                                                                            2012   1.309       1.301     5,027,198
                                                                            2011   1.317       1.309     5,331,105
                                                                            2010   1.325       1.317     6,929,273
                                                                            2009   1.327       1.325     7,240,947
                                                                            2008   1.298       1.327     6,489,414
                                                                            2007   1.243       1.298     4,676,190
                                                                            2006   1.208       1.243     6,745,690
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *............ 2009   0.655       0.650            --
                                                                            2008   1.102       0.655        97,511
                                                                            2007   1.156       1.102        96,900

                     GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.810       0.848            --
                                                                       2008   1.476       0.810       820,592
                                                                       2007   1.429       1.476       886,897
                                                                       2006   1.400       1.429     1,791,470
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.589       1.754            --
                                                                       2012   1.382       1.589       761,482
                                                                       2011   1.483       1.382     1,141,787
                                                                       2010   1.304       1.483     1,118,553
                                                                       2009   1.078       1.304       912,029
                                                                       2008   1.777       1.078       832,281
                                                                       2007   1.718       1.777       987,838
                                                                       2006   1.663       1.718     2,168,353
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   2.103       2.322        60,994
                                                                       2013   1.595       2.103        60,383
                                                                       2012   1.447       1.595        58,097
                                                                       2011   1.503       1.447        55,452
                                                                       2010   1.313       1.503        78,418
                                                                       2009   0.885       1.313        87,510
                                                                       2008   1.641       0.885       166,185
                                                                       2007   1.371       1.641       185,965
                                                                       2006   1.395       1.371       370,903
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2014   1.361       1.475       397,809
                                                                       2013   0.999       1.361       385,728
                                                                       2012   1.030       0.999       384,403
 MSF Jennison Growth Subaccount (Class B) (4/08)...................... 2012   0.909       1.044            --
                                                                       2011   0.913       0.909        44,597
                                                                       2010   0.825       0.913        46,826
                                                                       2009   0.595       0.825        91,416
                                                                       2008   0.892       0.595        88,279
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   1.008       1.096            --
                                                                       2010   0.877       1.008       652,513
                                                                       2009   0.671       0.877       452,347
                                                                       2008   1.133       0.671       353,152
                                                                       2007   1.104       1.133       184,278
                                                                       2006   1.000       1.104        68,049
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2014   1.429       1.484       201,594
                                                                       2013   1.378       1.429       317,837
                                                                       2012   1.270       1.378       276,080
                                                                       2011   1.237       1.270       105,207
                                                                       2010   1.131       1.237       335,414
                                                                       2009   0.944       1.131       230,078
                                                                       2008   1.109       0.944       159,419
                                                                       2007   1.057       1.109       116,509
                                                                       2006   1.000       1.057        42,701
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06).......... 2014   1.460       1.523       958,163
                                                                       2013   1.324       1.460       749,425
                                                                       2012   1.195       1.324       668,656
                                                                       2011   1.190       1.195       569,123
                                                                       2010   1.073       1.190       943,691
                                                                       2009   0.873       1.073       647,874
                                                                       2008   1.120       0.873       554,788
                                                                       2007   1.075       1.120       379,547
                                                                       2006   1.000       1.075       341,858
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06).......... 2014   1.472       1.537     3,448,618
                                                                       2013   1.255       1.472     3,018,608
                                                                       2012   1.115       1.255     2,473,745
                                                                       2011   1.137       1.115     2,288,618
                                                                       2010   1.011       1.137     2,752,499
                                                                       2009   0.804       1.011     1,815,955
                                                                       2008   1.133       0.804     1,607,447
                                                                       2007   1.092       1.133     1,362,538
                                                                       2006   1.000       1.092       458,707
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06).......... 2014   1.466       1.533     1,956,235

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013    1.186       1.466    1,779,260
                                                                        2012    1.034       1.186    1,409,873
                                                                        2011    1.081       1.034    1,205,580
                                                                        2010    0.948       1.081    2,750,499
                                                                        2009    0.739       0.948    2,516,836
                                                                        2008    1.146       0.739    2,123,002
                                                                        2007    1.110       1.146    2,019,152
                                                                        2006    1.000       1.110      593,896
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........... 2014   27.880      30.267          160
                                                                        2013   23.816      27.880           10
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014    3.178       3.582    1,910,202
                                                                        2013    2.421       3.178    1,961,035
                                                                        2012    2.104       2.421    2,205,793
                                                                        2011    2.078       2.104    2,985,130
                                                                        2010    1.820       2.078    3,205,205
                                                                        2009    1.450       1.820    3,424,479
                                                                        2008    2.319       1.450    1,173,180
                                                                        2007    2.323       2.319    1,244,922
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014    3.093       3.333    2,027,678
                                                                        2013    2.620       3.093    2,105,540
                                                                        2012    2.367       2.620    2,321,778
                                                                        2011    2.330       2.367    2,608,318
                                                                        2010    2.133       2.330    2,877,524
                                                                        2009    1.813       2.133    2,873,547
                                                                        2008    2.348       1.813    2,878,662
                                                                        2007    2.268       2.348    3,607,412
                                                                        2006    2.107       2.268    6,182,766
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014    2.155       2.374      570,200
                                                                        2013    1.597       2.155      611,594
                                                                        2012    1.378       1.597      260,281
                                                                        2011    1.374       1.378      426,155
                                                                        2010    1.241       1.374      269,028
                                                                        2009    1.033       1.241      316,110
                                                                        2008    1.540       1.033      335,922
                                                                        2007    1.440       1.540      377,227
                                                                        2006    1.294       1.440      431,997
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014    2.091       1.953      576,044
                                                                        2013    1.726       2.091      653,976
                                                                        2012    1.467       1.726      763,665
                                                                        2011    1.687       1.467    1,017,526
                                                                        2010    1.569       1.687    1,053,491
                                                                        2009    1.226       1.569    1,082,312
                                                                        2008    2.130       1.226    1,077,589
                                                                        2007    2.180       2.130    1,116,736
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014    3.648       3.626      331,083
                                                                        2013    2.901       3.648      367,028
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    3.020       3.153      559,236
                                                                        2013    2.192       3.020      556,896
                                                                        2012    1.896       2.192      589,600
                                                                        2011    1.989       1.896      746,055
                                                                        2010    1.576       1.989      809,535
                                                                        2009    1.258       1.576      769,787
                                                                        2008    1.904       1.258      692,763
                                                                        2007    1.958       1.904      673,607
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2014    2.483       2.686       35,043
                                                                        2013    1.800       2.483       35,410
                                                                        2012    1.526       1.800       19,728
                                                                        2011    1.556       1.526       17,174
                                                                        2010    1.341       1.556        6,522
                                                                        2009    0.943       1.341        2,051
                                                                        2008    1.535       0.943       18,997
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2014    3.323       3.523      524,796

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.319       3.323       574,025
                                                                                   2012   2.013       2.319       518,324
                                                                                   2011   1.996       2.013       661,884
                                                                                   2010   1.491       1.996       600,423
                                                                                   2009   1.082       1.491       593,019
                                                                                   2008   1.635       1.082       683,628
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.290       2.385            --
                                                                                   2006   2.141       2.290       735,254
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.197       2.249       204,776
                                                                                   2013   2.224       2.197       208,259
                                                                                   2012   2.161       2.224       246,951
                                                                                   2011   2.057       2.161       286,013
                                                                                   2010   1.953       2.057       313,579
                                                                                   2009   1.880       1.953       374,483
                                                                                   2008   1.896       1.880       442,793
                                                                                   2007   1.825       1.896       351,999
                                                                                   2006   1.752       1.825       760,014
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.479       2.725       664,581
                                                                                   2013   2.068       2.479       689,360
                                                                                   2012   1.852       2.068       768,061
                                                                                   2011   1.795       1.852     1,093,351
                                                                                   2010   1.647       1.795     1,182,794
                                                                                   2009   1.412       1.647     1,273,020
                                                                                   2008   1.889       1.412        37,614
                                                                                   2007   1.862       1.889        37,628
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.747       1.921       235,621
                                                                                   2013   1.314       1.747       234,518
                                                                                   2012   1.172       1.314       289,203
                                                                                   2011   1.228       1.172       370,706
                                                                                   2010   1.103       1.228       380,539
                                                                                   2009   0.841       1.103       368,495
                                                                                   2008   1.353       0.841       324,641
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.193       1.208            --
                                                                                   2005   1.167       1.193     4,050,881
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.135       1.203            --
                                                                                   2005   1.080       1.135        17,479
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   1.001       1.025            --
                                                                                   2006   1.000       1.001       233,636
                                                                                   2005   1.000       1.000        13,021
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.479       1.533            --
                                                                                   2008   1.420       1.479     1,631,914
                                                                                   2007   1.313       1.420       783,061
                                                                                   2006   1.272       1.313     2,580,553
                                                                                   2005   1.249       1.272     2,017,831
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.027       0.956            --
                                                                                   2007   0.936       1.027        75,092
                                                                                   2006   0.848       0.936        69,420
                                                                                   2005   0.796       0.848        67,921
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.474       1.601            --
                                                                                   2006   1.161       1.474     1,359,619
                                                                                   2005   1.041       1.161     1,294,451
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   2.058       2.205            --
                                                                                   2006   1.765       2.058     1,819,487
                                                                                   2005   1.659       1.765     1,767,557
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.967       1.033            --
                                                                                   2005   0.894       0.967       156,849
 Travelers Convertible Securities Subaccount (8/99)............................... 2006   1.483       1.585            --
                                                                                   2005   1.486       1.483       511,555
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)............................ 2006   2.356       2.581            --

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   2.108       2.356     2,238,649
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.578       1.663            --
                                                                          2005   1.519       1.578     2,235,482
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.400       1.440            --
                                                                          2005   1.373       1.400           501
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.622       1.685            --
                                                                          2005   1.549       1.622       390,996
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.354       1.400            --
                                                                          2005   1.253       1.354       816,919
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.274       1.357            --
                                                                          2005   1.144       1.274       180,104
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.314       1.395            --
                                                                          2005   1.283       1.314       383,071
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   2.035       2.107            --
                                                                          2005   1.988       2.035     3,410,646
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.194       1.294            --
                                                                          2005   1.128       1.194       115,971
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.188       1.369            --
                                                                          2005   1.092       1.188       263,280
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.412       1.503            --
                                                                          2005   1.340       1.412       213,115
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.009       1.065            --
                                                                          2005   1.000       1.009         2,859
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.602       1.623            --
                                                                          2005   1.554       1.602       218,148
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.454       1.446            --
                                                                          2005   1.440       1.454       325,404
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.560       1.633            --
                                                                          2005   1.538       1.560       622,816
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.030       1.190            --
                                                                          2005   1.000       1.030           749
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.036            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.811       1.752            --
                                                                          2005   1.746       1.811       786,487
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.660       2.890       118,649
                                                                          2013   2.254       2.660       114,854
                                                                          2012   2.048       2.254       112,453
                                                                          2011   2.061       2.048       111,826
                                                                          2010   1.849       2.061       110,723
                                                                          2009   1.514       1.849       123,343
                                                                          2008   2.036       1.514        78,316
                                                                          2007   1.847       2.036       130,963
                                                                          2006   1.726       1.847       401,523
                                                                          2005   1.663       1.726       401,078
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.086       1.057            --
                                                                          2008   1.702       1.086       216,838
                                                                          2007   1.753       1.702       245,445
                                                                          2006   1.520       1.753       285,286
                                                                          2005   1.469       1.520       116,311
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.593       0.610            --
                                                                          2008   1.048       0.593         3,421
                                                                          2007   0.938       1.048         3,421
                                                                          2006   0.884       0.938        46,218
                                                                          2005   0.824       0.884        32,816
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........................ 2014   2.704       2.807         1,073

GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.60%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2013   2.370       2.704         1,365
                 2012   2.092       2.370         6,837
                 2011   2.269       2.092        31,592
                 2010   1.947       2.269        39,119
                 2009   1.223       1.947       202,527
                 2008   2.219       1.223        29,497
                 2007   2.248       2.219        27,265
                 2006   1.954       2.248       181,917
                 2005   1.687       1.954       185,374





                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
Dreyfus Stock Index Subaccount (Initial Shares) (11/97)............... 2007   2.172       2.293            --
                                                                       2006   1.895       2.172            --
                                                                       2005   1.825       1.895     1,552,335
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.086       1.166            --
                                                                       2006   1.000       1.086        34,874
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.839       0.883            --
                                                                       2005   0.800       0.839        42,257
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.917       0.877            --
                                                                       2007   0.793       0.917       128,916
                                                                       2006   0.779       0.793       107,961
                                                                       2005   0.729       0.779        54,699
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.300       2.335        31,946
                                                                       2013   1.795       2.300        58,786
                                                                       2012   1.476       1.795        43,491
                                                                       2011   1.633       1.476        61,935
                                                                       2010   1.473       1.633        68,332
                                                                       2009   1.044       1.473        69,361
                                                                       2008   1.708       1.044       120,682
                                                                       2007   1.499       1.708       123,531
                                                                       2006   1.255       1.499        78,462
                                                                       2005   1.109       1.255         8,379
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   1.988       2.140        74,500
                                                                       2013   1.540       1.988        80,589
                                                                       2012   1.317       1.540       182,911
                                                                       2011   1.387       1.317       253,411
                                                                       2010   1.178       1.387       233,275
                                                                       2009   0.852       1.178       222,115
                                                                       2008   1.532       0.852       167,479
                                                                       2007   1.375       1.532       197,035
                                                                       2006   1.258       1.375       182,381
                                                                       2005   1.091       1.258       119,350
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2014   1.805       1.981        94,409
                                                                       2013   1.363       1.805       101,424
                                                                       2012   1.170       1.363       108,938
                                                                       2011   1.201       1.170       118,697
                                                                       2010   1.086       1.201       135,008
                                                                       2009   0.834       1.086       123,680
                                                                       2008   1.353       0.834        97,490
                                                                       2007   1.299       1.353       101,446
                                                                       2006   1.136       1.299        87,077
                                                                       2005   1.082       1.136        37,529
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.286       2.268            --
                                                                       2005   1.950       2.286     5,433,855
Credit Suisse Trust

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   3.040       3.193            --
                                                                                      2006   2.312       3.040       239,778
                                                                                      2005   1.822       2.312       250,748
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.567       3.378            --
                                                                                      2005   2.415       2.567       296,129
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2014   4.431       4.654       120,415
                                                                                      2013   3.346       4.431       280,891
                                                                                      2012   2.961       3.346       320,646
                                                                                      2011   3.025       2.961       374,903
                                                                                      2010   2.305       3.025       397,309
                                                                                      2009   1.763       2.305       393,993
                                                                                      2008   2.534       1.763       377,676
                                                                                      2007   2.736       2.534       445,402
                                                                                      2006   2.373       2.736       448,108
                                                                                      2005   2.186       2.373       944,746
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.388       1.332            --
                                                                                      2007   1.306       1.388     4,769,937
                                                                                      2006   1.131       1.306     5,398,065
                                                                                      2005   1.092       1.131     6,399,684
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.691       1.601            --
                                                                                      2007   1.917       1.691     1,694,486
                                                                                      2006   1.862       1.917     1,787,672
                                                                                      2005   1.774       1.862     2,255,092
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Asset Manager SM Subaccount (Initial Class) (11/97).................... 2007   1.744       1.830            --
                                                                                      2006   1.638       1.744            --
                                                                                      2005   1.587       1.638     1,369,326
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
                                                                                      2007   1.583       1.842     1,010,307
                                                                                      2006   1.432       1.583     1,003,656
                                                                                      2005   1.238       1.432       875,070
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   2.037       2.236        39,899
                                                                                      2013   1.485       2.037        38,801
                                                                                      2012   1.225       1.485        31,972
                                                                                      2011   1.270       1.225        26,834
                                                                                      2010   1.085       1.270        40,243
                                                                                      2009   0.805       1.085        39,370
                                                                                      2008   1.384       0.805        43,976
                                                                                      2007   1.307       1.384        37,548
                                                                                      2006   1.158       1.307        55,352
                                                                                      2005   0.967       1.158        33,158
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2014   2.905       3.133            --
                                                                                      2013   2.285       2.905            --
                                                                                      2012   1.964       2.285            --
                                                                                      2011   1.960       1.964            --
                                                                                      2010   1.716       1.960            --
                                                                                      2009   1.329       1.716            --
                                                                                      2008   2.335       1.329            --
                                                                                      2007   2.319       2.335            79
                                                                                      2006   1.945       2.319            79
                                                                                      2005   1.852       1.945     2,120,920
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.175       2.001            --
                                                                                      2007   1.727       2.175           142
                                                                                      2006   1.629       1.727           142
                                                                                      2005   1.552       1.629     3,378,817
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2014   1.932       1.939            --

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.838       1.932            --
                                                                              2012   1.622       1.838            --
                                                                              2011   1.572       1.622            --
                                                                              2010   1.392       1.572            --
                                                                              2009   0.975       1.392            --
                                                                              2008   1.310       0.975            --
                                                                              2007   1.284       1.310            --
                                                                              2006   1.164       1.284            --
                                                                              2005   1.142       1.164       187,401
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................... 2014   3.350       3.524     1,412,479
                                                                              2013   2.486       3.350       792,885
                                                                              2012   2.187       2.486       673,835
                                                                              2011   2.473       2.187       824,587
                                                                              2010   1.939       2.473       926,233
                                                                              2009   1.399       1.939       868,005
                                                                              2008   2.334       1.399       778,711
                                                                              2007   2.040       2.334       682,204
                                                                              2006   1.830       2.040       653,948
                                                                              2005   1.563       1.830       524,518
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............... 2006   1.475       1.732            --
                                                                              2005   1.345       1.475        37,259
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)......... 2014   2.185       1.986        62,998
                                                                              2013   2.223       2.185        49,596
                                                                              2012   1.980       2.223        46,457
                                                                              2011   2.372       1.980        40,539
                                                                              2010   2.034       2.372        34,292
                                                                              2009   1.188       2.034        15,493
                                                                              2008   2.532       1.188        13,032
                                                                              2007   1.982       2.532        63,148
                                                                              2006   1.559       1.982        48,998
                                                                              2005   1.234       1.559            78
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................... 2014   1.913       1.686        36,844
                                                                              2013   1.568       1.913        57,348
                                                                              2012   1.337       1.568       100,488
                                                                              2011   1.508       1.337        90,811
                                                                              2010   1.402       1.508        95,027
                                                                              2009   1.032       1.402       111,986
                                                                              2008   1.744       1.032        41,486
                                                                              2007   1.523       1.744        47,238
                                                                              2006   1.264       1.523        30,802
                                                                              2005   1.156       1.264        17,385
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (11/97)....... 2007   2.497       2.649            --
                                                                              2006   2.073       2.497            --
                                                                              2005   2.012       2.073       373,925
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)............. 2006   2.147       2.517            --
                                                                              2005   1.984       2.147     1,139,783
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).............. 2006   1.216       1.469            --
                                                                              2005   1.126       1.216        90,279
High Yield Bond Trust
 High Yield Bond Trust (3/97)................................................ 2006   2.049       2.101            --
                                                                              2005   2.039       2.049       681,925
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)..................... 2006   1.153       1.195            --
                                                                              2005   1.080       1.153       208,490
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)................... 2014   1.957       2.179       115,764
                                                                              2013   1.494       1.957       178,610
                                                                              2012   1.287       1.494       113,604
                                                                              2011   1.319       1.287       117,567
                                                                              2010   1.060       1.319       144,776
                                                                              2009   0.740       1.060       126,535
                                                                              2008   1.328       0.740        96,775
                                                                              2007   1.099       1.328       163,043
                                                                              2006   0.978       1.099       146,078
                                                                              2005   0.880       0.978       128,612
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).............. 2014   1.154       1.227        38,135

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
                                                                                  2007   0.965       1.046       185,888
                                                                                  2006   0.824       0.965       180,791
                                                                                  2005   0.787       0.824       182,884
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.162       1.314            --
                                                                                  2005   1.127       1.162         4,680
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.996       1.063            --
                                                                                  2006   0.935       0.996        41,797
                                                                                  2005   0.887       0.935        43,968
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.908       2.279       666,380
                                                                                  2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
                                                                                  2007   1.103       1.111     1,861,761
                                                                                  2006   1.022       1.103     2,035,461
                                                                                  2005   0.923       1.022     2,067,086
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.675       1.688            --
                                                                                  2013   1.278       1.675       946,918
                                                                                  2012   1.120       1.278       997,587
                                                                                  2011   1.204       1.120     1,014,699
                                                                                  2010   1.041       1.204     1,134,861
                                                                                  2009   0.811       1.041     1,279,307
                                                                                  2008   1.289       0.811     1,554,778
                                                                                  2007   1.283       1.289     1,950,355
                                                                                  2006   1.107       1.283       842,881
                                                                                  2005   1.065       1.107       911,292
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   1.870       2.059       175,821
                                                                                  2013   1.450       1.870       135,184
                                                                                  2012   1.260       1.450       123,849
                                                                                  2011   1.238       1.260       126,706
                                                                                  2010   1.108       1.238       138,304
                                                                                  2009   0.915       1.108       128,557
                                                                                  2008   1.305       0.915       123,669
                                                                                  2007   1.213       1.305       158,562
                                                                                  2006   1.065       1.213       165,780
                                                                                  2005   1.029       1.065       146,476
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.964       1.050            --
                                                                                  2010   0.869       0.964        88,598
                                                                                  2009   0.717       0.869        92,353
                                                                                  2008   1.012       0.717        83,877
                                                                                  2007   0.959       1.012        80,250
                                                                                  2006   0.819       0.959        76,007
                                                                                  2005   0.828       0.819        27,471
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07)........... 2014   2.013       2.269        94,436
                                                                                  2013   1.612       2.013        52,484
                                                                                  2012   1.422       1.612        61,448
                                                                                  2011   1.329       1.422        57,718
                                                                                  2010   1.193       1.329        87,789
                                                                                  2009   0.979       1.193       111,247
                                                                                  2008   1.518       0.979        35,053
                                                                                  2007   1.503       1.518        59,302
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2014   2.589       2.927       656,217

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
                                                                                           2007   1.609
                                                                                           2006   1.550
                                                                                           2005   1.485
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.756
                                                                                           2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
                                                                                           2007   1.976
                                                                                           2006   1.684
                                                                                           2005   1.593
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
                                                                                           2007   1.238
                                                                                           2006   1.107
                                                                                           2005   1.064
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.695
                                                                                           2008   1.122
                                                                                           2007   1.078
                                                                                           2006   0.944
                                                                                           2005   0.912
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
                                                                                           2007   1.419
                                                                                           2006   1.137
                                                                                           2005   1.026
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045
                                                                                           2010   0.965
                                                                                           2009   0.828
                                                                                           2008   1.059
                                                                                           2007   1.054
                                                                                           2006   1.020
                                                                                           2005   1.005
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.532
                                                                                           2013   2.337
                                                                                           2012   1.999
                                                                                           2011   1.968
                                                                                           2010   1.701
                                                                                           2009   1.072
                                                                                           2008   1.543
                                                                                           2007   1.551
                                                                                           2006   1.409
                                                                                           2005   1.384
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.382
                                                                                           2009   1.390
                                                                                           2008   1.365
                                                                                           2007   1.312
                                                                                           2006   1.264
                                                                                           2005   1.239
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.194



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
                                                                                           1.680     1,277,043
                                                                                           1.609     1,369,820
                                                                                           1.550     1,537,096
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.054       374,090
                                                                                           2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
                                                                                           2.036       473,560
                                                                                           1.976       483,508
                                                                                           1.684       472,194
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
                                                                                           1.352        89,982
                                                                                           1.238        38,816
                                                                                           1.107        35,017
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.679            --
                                                                                           0.695     4,637,187
                                                                                           1.122     5,110,031
                                                                                           1.078     5,081,450
                                                                                           0.944     5,331,880
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
                                                                                           1.497     1,272,608
                                                                                           1.419     1,325,448
                                                                                           1.137     1,606,882
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --
                                                                                           1.045        43,466
                                                                                           0.965        59,069
                                                                                           0.828            --
                                                                                           1.059            --
                                                                                           1.054            --
                                                                                           1.020            --
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.504        93,121
                                                                                           2.532       100,217
                                                                                           2.337       106,077
                                                                                           1.999       110,910
                                                                                           1.968       126,578
                                                                                           1.701       296,572
                                                                                           1.072       178,560
                                                                                           1.543       183,374
                                                                                           1.551       202,593
                                                                                           1.409       255,339
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.378            --
                                                                                           1.382       126,643
                                                                                           1.390        84,653
                                                                                           1.365        56,007
                                                                                           1.312        67,656
                                                                                           1.264       480,686
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.308            --

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2006   1.872
                                                                                           2005   1.814
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.463
                                                                                           2006   1.310
                                                                                           2005   1.278
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.874
                                                                                           2006   1.597
                                                                                           2005   1.512
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.318
                                                                                           2006   1.176
                                                                                           2005   1.130
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.323
                                                                                           2006   1.138
                                                                                           2005   1.111
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.392
                                                                                           2006   1.251
                                                                                           2005   1.165
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.932
                                                                                           2005   1.876
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.561
                                                                                           2007   2.434
                                                                                           2006   2.542
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2014   2.498
                                                                                           2013   2.292
                                                                                           2012   1.976
                                                                                           2011   1.941
                                                                                           2010   1.683
                                                                                           2009   1.152
                                                                                           2008   1.530
                                                                                           2007   1.501
                                                                                           2006   1.416
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
                                                                                           2007   1.227
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.871
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
                                                                                           2007   2.338
                                                                                           2006   2.268
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   4.030
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.293



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.194       774,965
                                                                                           1.872       876,893
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.509            --
                                                                                           1.463        92,054
                                                                                           1.310        83,926
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.975            --
                                                                                           1.874         4,956
                                                                                           1.597       279,796
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.410            --
                                                                                           1.318        30,084
                                                                                           1.176        28,961
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.379            --
                                                                                           1.323        27,510
                                                                                           1.138        22,794
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.539            --
                                                                                           1.392        24,859
                                                                                           1.251        16,831
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 1.999            --
                                                                                           1.932     2,925,625
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.475            --
                                                                                           2.561       398,951
                                                                                           2.434       409,884
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.566       793,569
                                                                                           2.498       275,613
                                                                                           2.292       272,317
                                                                                           1.976       276,989
                                                                                           1.941       419,238
                                                                                           1.683       438,838
                                                                                           1.152       494,734
                                                                                           1.530       582,243
                                                                                           1.501         8,875
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
                                                                                           1.037       743,345
                                                                                           1.227       836,142
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.042            --
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
                                                                                           3.026       751,713
                                                                                           2.338       745,244
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.559       706,102
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.360       377,550

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.268
                                                                                           2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.189
                                                                                           2013   1.687
                                                                                           2012   1.314
                                                                                           2011   1.539
                                                                                           2010   1.330
                                                                                           2009   0.862
                                                                                           2008   1.466
                                                                                           2007   1.491
                                                                                           2006   1.346
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.383
                                                                                           2013   1.774
                                                                                           2012   1.509
                                                                                           2011   1.544
                                                                                           2010   1.355
                                                                                           2009   1.080
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2014   1.855
                                                                                           2013   1.435
                                                                                           2012   1.261
                                                                                           2011   1.320
                                                                                           2010   1.060
                                                                                           2009   0.845
                                                                                           2008   1.390
                                                                                           2007   1.523
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2014   2.149
                                                                                           2013   1.541
                                                                                           2012   1.311
                                                                                           2011   1.333
                                                                                           2010   1.063
                                                                                           2009   0.798
                                                                                           2008   1.310
                                                                                           2007   1.186
                                                                                           2006   1.188
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2014   1.661
                                                                                           2013   1.256
                                                                                           2012   1.095
                                                                                           2011   1.228
                                                                                           2010   1.036
                                                                                           2009   0.809
                                                                                           2008   1.090
                                                                                           2007   1.110
                                                                                           2006   1.035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 2009   1.662
                                                                                           2008   2.241
                                                                                           2007   2.124
                                                                                           2006   1.999
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 2011   0.689



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.335        18,683
                                                                                           1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.052       501,418
                                                                                           2.189       629,412
                                                                                           1.687       658,953
                                                                                           1.314       631,730
                                                                                           1.539       750,109
                                                                                           1.330       757,256
                                                                                           0.862       754,532
                                                                                           1.466       849,683
                                                                                           1.491       727,494
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.585        49,221
                                                                                           2.383        92,501
                                                                                           1.774        21,917
                                                                                           1.509        25,264
                                                                                           1.544        19,392
                                                                                           1.355        13,794
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2.018       126,472
                                                                                           1.855       146,908
                                                                                           1.435       149,033
                                                                                           1.261       264,062
                                                                                           1.320       191,893
                                                                                           1.060       181,879
                                                                                           0.845       127,758
                                                                                           1.390        78,940
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.306        30,303
                                                                                           2.149         6,791
                                                                                           1.541         2,378
                                                                                           1.311           978
                                                                                           1.333           167
                                                                                           1.063            --
                                                                                           0.798            --
                                                                                           1.310            --
                                                                                           1.186            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.724        31,396
                                                                                           1.661        19,560
                                                                                           1.256        13,741
                                                                                           1.095         6,118
                                                                                           1.228         2,457
                                                                                           1.036            --
                                                                                           0.809            --
                                                                                           1.090            --
                                                                                           1.110            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)...................... 1.648            --
                                                                                           1.662     1,402,647
                                                                                           2.241     1,802,979
                                                                                           2.124     1,988,804
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)................................. 0.734            --

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2010    0.647       0.689          636
                                                                               2009    0.473       0.647          849
                                                                               2008    0.902       0.473           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014    4.329       4.456           --
                                                                               2013    3.719       4.329           --
                                                                               2012    3.197       3.719           --
                                                                               2011    3.264       3.197           --
                                                                               2010    2.688       3.264           --
                                                                               2009    1.922       2.688           --
                                                                               2008    3.181       1.922           --
                                                                               2007    2.632       3.181           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014    2.706       2.822        7,606
                                                                               2013    2.522       2.706        3,394
                                                                               2012    2.246       2.522        6,794
                                                                               2011    2.160       2.246        6,125
                                                                               2010    1.924       2.160       25,786
                                                                               2009    1.414       1.924       22,337
                                                                               2008    1.747       1.414       22,931
                                                                               2007    1.648       1.747        6,247
                                                                               2006    1.564       1.648        5,820
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.641       0.611           --
                                                                               2008    1.127       0.641      796,158
                                                                               2007    1.015       1.127      892,684
                                                                               2006    1.022       1.015    1,009,228
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014    1.384       1.442    2,945,388
                                                                               2013    1.077       1.384    4,122,273
                                                                               2012    0.930       1.077    4,174,272
                                                                               2011    1.081       0.930    4,009,043
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2014   11.369      12.323          890
                                                                               2013   10.829      11.369           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2014    1.864       1.880      208,208
                                                                               2013    1.418       1.864      230,924
                                                                               2012    1.212       1.418      308,692
                                                                               2011    1.342       1.212      335,134
                                                                               2010    1.128       1.342      373,183
                                                                               2009    0.900       1.128      381,485
                                                                               2008    1.292       0.900      394,187
                                                                               2007    1.343       1.292      372,815
                                                                               2006    1.314       1.343       14,421
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014    3.317       3.085      118,246
                                                                               2013    3.512       3.317      135,404
                                                                               2012    2.973       3.512      121,243
                                                                               2011    3.673       2.973      118,155
                                                                               2010    2.986       3.673      163,240
                                                                               2009    1.779       2.986      155,305
                                                                               2008    4.020       1.779      138,295
                                                                               2007    3.173       4.020      197,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014    1.662       1.535      474,845
                                                                               2013    1.405       1.662      688,149
                                                                               2012    1.214       1.405      835,491
                                                                               2011    1.370       1.214      919,063
                                                                               2010    1.240       1.370      414,854
                                                                               2009    0.950       1.240      567,735
                                                                               2008    1.662       0.950      518,681
                                                                               2007    1.574       1.662      428,893
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.575       2.798           --
                                                                               2012    2.459       2.575      222,135
                                                                               2011    2.612       2.459      226,771
                                                                               2010    2.137       2.612      317,112
                                                                               2009    1.570       2.137      314,630
                                                                               2008    1.098       1.570      335,949
                                                                               2007    1.232       1.098           --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014    1.479       1.483        2,699

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013    1.073       1.479        7,753
                                                                          2012    0.990       1.073        6,325
                                                                          2011    1.072       0.990        4,881
                                                                          2010    0.818       1.072       11,229
                                                                          2009    0.524       0.818       13,396
                                                                          2008    0.940       0.524       13,775
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.898       1.011           --
                                                                          2011    0.914       0.898       40,844
                                                                          2010    0.840       0.914       19,688
                                                                          2009    0.588       0.840        3,374
                                                                          2008    1.044       0.588        1,559
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014    1.472       1.496           --
                                                                          2013    1.165       1.472           --
                                                                          2012    0.966       1.165           --
                                                                          2011    1.061       0.966           --
                                                                          2010    0.920       1.061           --
                                                                          2009    0.661       0.920           --
                                                                          2008    1.118       0.661           --
                                                                          2007    1.058       1.118           --
                                                                          2006    0.996       1.058           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.442       1.462    2,758,706
                                                                          2013    1.144       1.442      702,798
                                                                          2012    0.952       1.144      376,449
                                                                          2011    1.047       0.952      311,976
                                                                          2010    0.911       1.047      266,703
                                                                          2009    0.657       0.911      252,599
                                                                          2008    1.113       0.657      224,215
                                                                          2007    1.056       1.113      270,535
                                                                          2006    0.996       1.056      187,315
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2014    1.378       1.411      810,418
                                                                          2013    1.526       1.378       88,452
                                                                          2012    1.407       1.526       48,917
                                                                          2011    1.273       1.407       38,489
                                                                          2010    1.188       1.273       27,151
                                                                          2009    1.012       1.188          146
                                                                          2008    1.092       1.012           --
                                                                          2007    1.026       1.092           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    1.963       2.029      443,329
                                                                          2013    2.017       1.963      623,867
                                                                          2012    1.861       2.017      746,860
                                                                          2011    1.819       1.861      692,215
                                                                          2010    1.695       1.819      986,894
                                                                          2009    1.513       1.695    1,014,204
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    2.150       2.371      165,932
                                                                          2013    1.628       2.150      216,269
                                                                          2012    1.484       1.628      224,371
                                                                          2011    1.568       1.484      268,870
                                                                          2010    1.360       1.568      315,749
                                                                          2009    1.106       1.360      305,700
                                                                          2008    1.660       1.106      285,979
                                                                          2007    1.594       1.660      314,468
                                                                          2006    1.475       1.594      314,010
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.126       1.246           --
                                                                          2006    1.064       1.126           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    2.617       2.715      135,190
                                                                          2013    2.598       2.617      144,065
                                                                          2012    2.346       2.598      204,538
                                                                          2011    2.282       2.346      205,706
                                                                          2010    2.051       2.282      289,517
                                                                          2009    1.553       2.051      343,687
                                                                          2008    1.754       1.553      306,265
                                                                          2007    1.658       1.754      518,301
                                                                          2006    1.592       1.658      501,145
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2014   10.799      11.638          766
                                                                          2013   10.218      10.799          127
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014    1.425       1.601    2,356,801

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.074       1.425        524,200
                                                                            2012   0.917       1.074        288,782
                                                                            2011   0.963       0.917        338,768
                                                                            2010   0.830       0.963        356,299
                                                                            2009   0.707       0.830        401,545
                                                                            2008   1.118       0.707        405,252
                                                                            2007   1.083       1.118        525,124
                                                                            2006   1.001       1.083        535,116
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.691       1.855        863,161
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.423       1.496             --
                                                                            2006   1.336       1.423        478,768
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.839       2.073        218,378
                                                                            2013   1.382       1.839        241,202
                                                                            2012   1.227       1.382        276,003
                                                                            2011   1.234       1.227        335,282
                                                                            2010   1.105       1.234        388,161
                                                                            2009   0.935       1.105        436,974
                                                                            2008   1.503       0.935        412,186
                                                                            2007   1.483       1.503        460,523
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.727       1.789             --
                                                                            2006   1.668       1.727     19,361,845
                                                                            2005   1.648       1.668     21,982,579
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.960       2.112             --
                                                                            2006   1.562       1.960     12,173,343
                                                                            2005   1.373       1.562     17,425,745
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.419       1.488             --
                                                                            2006   1.271       1.419     23,515,817
                                                                            2005   1.201       1.271     30,646,741
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.868       1.874             --
                                                                            2006   1.657       1.868      8,612,652
                                                                            2005   1.557       1.657     11,665,174
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.230       2.340      1,589,023
                                                                            2013   2.301       2.230      1,876,784
                                                                            2012   2.232       2.301      2,237,594
                                                                            2011   2.093       2.232      2,438,991
                                                                            2010   1.990       2.093      2,724,405
                                                                            2009   1.907       1.990      3,101,195
                                                                            2008   1.814       1.907      4,013,665
                                                                            2007   1.788       1.814      5,181,687
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.943       2.064        269,302
                                                                            2013   1.974       1.943        148,288
                                                                            2012   1.850       1.974        149,519
                                                                            2011   1.750       1.850        144,927
                                                                            2010   1.628       1.750        247,765
                                                                            2009   1.499       1.628        255,792
                                                                            2008   1.565       1.499        265,936
                                                                            2007   1.484       1.565        308,286
                                                                            2006   1.421       1.484        368,636
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.747       1.887      3,768,735
                                                                            2013   1.312       1.747      4,183,212
                                                                            2012   1.156       1.312      4,803,119
                                                                            2011   1.280       1.156      5,248,481
                                                                            2010   1.077       1.280      5,918,628
                                                                            2009   0.851       1.077      6,188,616
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.176       2.268             --
                                                                            2008   3.349       2.176             --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.740       1.893         52,570
                                                                            2013   1.331       1.740         50,695
                                                                            2012   1.177       1.331         86,216
                                                                            2011   1.163       1.177        106,431
                                                                            2010   1.076       1.163         97,332
                                                                            2009   0.977       1.076         94,288
                                                                            2008   1.426       0.977         16,423

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.255       1.245      4,391,668
                                                                        2013   1.265       1.255      1,951,321
                                                                        2012   1.275       1.265      1,452,020
                                                                        2011   1.285       1.275      1,337,454
                                                                        2010   1.295       1.285      1,449,295
                                                                        2009   1.300       1.295      1,691,763
                                                                        2008   1.274       1.300      1,960,772
                                                                        2007   1.223       1.274      1,871,487
                                                                        2006   1.189       1.223      2,214,862
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.651       0.646             --
                                                                        2008   1.098       0.651         65,305
                                                                        2007   1.154       1.098         65,459
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.791       0.828             --
                                                                        2008   1.446       0.791      6,253,994
                                                                        2007   1.402       1.446      7,813,729
                                                                        2006   1.376       1.402      9,112,771
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.540       1.700             --
                                                                        2012   1.343       1.540      1,164,652
                                                                        2011   1.444       1.343      1,193,551
                                                                        2010   1.272       1.444      1,344,022
                                                                        2009   1.053       1.272      1,524,567
                                                                        2008   1.740       1.053      1,716,197
                                                                        2007   1.686       1.740      2,249,824
                                                                        2006   1.634       1.686      2,560,360
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.040       2.247        362,268
                                                                        2013   1.550       2.040        416,381
                                                                        2012   1.410       1.550        485,720
                                                                        2011   1.467       1.410        514,795
                                                                        2010   1.284       1.467        570,859
                                                                        2009   0.867       1.284        595,283
                                                                        2008   1.611       0.867        672,349
                                                                        2007   1.349       1.611      1,352,154
                                                                        2006   1.374       1.349      1,510,882
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.326       1.435      1,001,461
                                                                        2013   0.976       1.326        258,442
                                                                        2012   1.010       0.976         93,273
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.890       1.020             --
                                                                        2011   0.895       0.890         60,536
                                                                        2010   0.811       0.895        127,942
                                                                        2009   0.586       0.811        131,679
                                                                        2008   0.879       0.586        120,787
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.998       1.085             --
                                                                        2010   0.870       0.998      4,286,903
                                                                        2009   0.667       0.870      4,106,955
                                                                        2008   1.129       0.667      3,721,661
                                                                        2007   1.102       1.129      3,796,333
                                                                        2006   1.000       1.102         81,479
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.406       1.457        353,240
                                                                        2013   1.359       1.406        190,581
                                                                        2012   1.255       1.359        182,322
                                                                        2011   1.225       1.255        134,156
                                                                        2010   1.122       1.225        170,454
                                                                        2009   0.939       1.122        219,536
                                                                        2008   1.105       0.939        168,100
                                                                        2007   1.055       1.105        125,379
                                                                        2006   1.000       1.055          2,110
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.437       1.496      1,711,151
                                                                        2013   1.306       1.437      1,860,925
                                                                        2012   1.181       1.306      2,295,330
                                                                        2011   1.178       1.181      2,276,532
                                                                        2010   1.065       1.178      2,646,337
                                                                        2009   0.868       1.065      3,407,282
                                                                        2008   1.116       0.868      2,960,835
                                                                        2007   1.073       1.116      3,635,110
                                                                        2006   1.000       1.073          5,857
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........... 2014   1.449       1.510     13,126,154

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013    1.238       1.449    12,788,678
                                                                        2012    1.102       1.238    13,723,391
                                                                        2011    1.126       1.102    14,564,765
                                                                        2010    1.003       1.126    14,648,560
                                                                        2009    0.799       1.003    17,633,812
                                                                        2008    1.129       0.799    21,968,516
                                                                        2007    1.090       1.129    27,232,965
                                                                        2006    1.000       1.090       141,308
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2014    1.443       1.506    11,985,397
                                                                        2013    1.170       1.443    13,714,799
                                                                        2012    1.022       1.170    15,362,093
                                                                        2011    1.071       1.022    16,177,775
                                                                        2010    0.941       1.071    16,565,115
                                                                        2009    0.735       0.941    18,592,958
                                                                        2008    1.141       0.735    20,641,601
                                                                        2007    1.108       1.141    26,253,065
                                                                        2006    1.000       1.108       192,890
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........... 2014   27.138      29.401         5,732
                                                                        2013   23.213      27.138           151
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014    3.070       3.454     3,555,720
                                                                        2013    2.344       3.070     4,187,993
                                                                        2012    2.041       2.344     4,459,599
                                                                        2011    2.020       2.041     4,734,786
                                                                        2010    1.773       2.020     5,232,895
                                                                        2009    1.415       1.773     5,530,262
                                                                        2008    2.268       1.415     4,190,003
                                                                        2007    2.275       2.268     4,881,693
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014    2.988       3.214     1,255,764
                                                                        2013    2.536       2.988     1,022,735
                                                                        2012    2.296       2.536       976,550
                                                                        2011    2.265       2.296     1,125,594
                                                                        2010    2.078       2.265     1,293,733
                                                                        2009    1.770       2.078     1,390,275
                                                                        2008    2.296       1.770     1,515,607
                                                                        2007    2.222       2.296     2,252,877
                                                                        2006    2.067       2.222     2,463,044
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014    2.114       2.324     1,050,882
                                                                        2013    1.570       2.114     1,171,301
                                                                        2012    1.357       1.570       205,950
                                                                        2011    1.356       1.357       307,425
                                                                        2010    1.227       1.356       294,778
                                                                        2009    1.024       1.227       287,985
                                                                        2008    1.529       1.024       172,127
                                                                        2007    1.432       1.529        90,463
                                                                        2006    1.289       1.432        80,270
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014    2.020       1.883     2,022,826
                                                                        2013    1.671       2.020     2,543,216
                                                                        2012    1.423       1.671     2,726,584
                                                                        2011    1.640       1.423     2,946,444
                                                                        2010    1.528       1.640     3,333,900
                                                                        2009    1.197       1.528     3,488,293
                                                                        2008    2.083       1.197     4,020,055
                                                                        2007    2.132       2.083     4,706,695
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014    3.538       3.510       187,993
                                                                        2013    2.818       3.538       212,435
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    2.917       3.040     1,590,269
                                                                        2013    2.122       2.917     2,162,980
                                                                        2012    1.839       2.122     2,286,375
                                                                        2011    1.933       1.839     2,443,919
                                                                        2010    1.535       1.933     2,789,196
                                                                        2009    1.228       1.535     2,843,543
                                                                        2008    1.861       1.228     3,165,967
                                                                        2007    1.915       1.861     3,821,465
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2014    2.409       2.600       185,531

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.750       2.409       139,936
                                                                                   2012   1.486       1.750        87,398
                                                                                   2011   1.518       1.486        89,051
                                                                                   2010   1.311       1.518        66,274
                                                                                   2009   0.924       1.311        20,101
                                                                                   2008   1.506       0.924            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.223       3.410       756,295
                                                                                   2013   2.254       3.223       939,111
                                                                                   2012   1.960       2.254     1,000,932
                                                                                   2011   1.947       1.960     1,110,510
                                                                                   2010   1.458       1.947     1,254,346
                                                                                   2009   1.060       1.458     1,323,051
                                                                                   2008   1.604       1.060     1,364,872
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.244       2.336            --
                                                                                   2006   2.101       2.244       399,954
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.123       2.168       548,906
                                                                                   2013   2.153       2.123       207,469
                                                                                   2012   2.096       2.153       254,957
                                                                                   2011   2.000       2.096       268,509
                                                                                   2010   1.902       2.000       342,855
                                                                                   2009   1.835       1.902       431,768
                                                                                   2008   1.854       1.835       517,198
                                                                                   2007   1.788       1.854       593,060
                                                                                   2006   1.718       1.788       646,867
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.395       2.627       766,359
                                                                                   2013   2.002       2.395       781,560
                                                                                   2012   1.796       2.002       863,177
                                                                                   2011   1.744       1.796       970,067
                                                                                   2010   1.604       1.744     1,111,066
                                                                                   2009   1.378       1.604     1,294,596
                                                                                   2008   1.847       1.378            --
                                                                                   2007   1.823       1.847            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.694       1.859     2,371,019
                                                                                   2013   1.277       1.694     2,573,273
                                                                                   2012   1.141       1.277     2,888,276
                                                                                   2011   1.198       1.141     3,131,196
                                                                                   2010   1.078       1.198     3,497,472
                                                                                   2009   0.824       1.078     3,633,309
                                                                                   2008   1.327       0.824     3,950,051
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.176       1.189            --
                                                                                   2005   1.152       1.176     2,091,678
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.131       1.198            --
                                                                                   2005   1.078       1.131         2,369
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.999       1.022            --
                                                                                   2006   1.000       0.999            --
                                                                                   2005   1.000       1.000            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.456       1.509            --
                                                                                   2008   1.401       1.456       950,329
                                                                                   2007   1.298       1.401       495,830
                                                                                   2006   1.260       1.298       404,944
                                                                                   2005   1.240       1.260       365,327
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   1.013       0.942            --
                                                                                   2007   0.926       1.013         6,680
                                                                                   2006   0.840       0.926         6,087
                                                                                   2005   0.790       0.840         5,412
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.457       1.582            --
                                                                                   2006   1.150       1.457       342,400
                                                                                   2005   1.033       1.150       281,626
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   2.035       2.179            --
                                                                                   2006   1.749       2.035       264,247
                                                                                   2005   1.647       1.749       246,017

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.958       1.022            --
                                                                          2005   0.888       0.958     1,052,801
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.464       1.564            --
                                                                          2005   1.470       1.464            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.322       2.542            --
                                                                          2005   2.082       2.322       560,555
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.551       1.634            --
                                                                          2005   1.497       1.551     2,992,352
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.377       1.416            --
                                                                          2005   1.354       1.377       116,387
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.595       1.655            --
                                                                          2005   1.526       1.595       662,289
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.331       1.376            --
                                                                          2005   1.235       1.331     4,388,964
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.255       1.336            --
                                                                          2005   1.129       1.255       569,742
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.295       1.374            --
                                                                          2005   1.267       1.295     1,588,079
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.997       2.067            --
                                                                          2005   1.956       1.997     2,700,323
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.190       1.289            --
                                                                          2005   1.127       1.190        19,967
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.168       1.346            --
                                                                          2005   1.075       1.168       680,168
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.386       1.475            --
                                                                          2005   1.318       1.386       381,987
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.064            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.572       1.592            --
                                                                          2005   1.529       1.572       477,240
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.431       1.421            --
                                                                          2005   1.419       1.431       579,779
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.532       1.602            --
                                                                          2005   1.513       1.532     7,477,355
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.188            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.778       1.718            --
                                                                          2005   1.718       1.778     1,071,895
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.569       2.786       324,651
                                                                          2013   2.182       2.569       261,427
                                                                          2012   1.987       2.182       310,965
                                                                          2011   2.003       1.987       357,833
                                                                          2010   1.800       2.003       401,515
                                                                          2009   1.477       1.800       470,872
                                                                          2008   1.991       1.477       486,894
                                                                          2007   1.810       1.991       552,507
                                                                          2006   1.694       1.810       595,003
                                                                          2005   1.636       1.694       755,351
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.074       1.045            --
                                                                          2008   1.687       1.074        26,658
                                                                          2007   1.741       1.687        27,900
                                                                          2006   1.512       1.741        24,670
                                                                          2005   1.464       1.512         7,568
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.584       0.600            --

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                     UNIT      UNIT     NUMBER OF
                                                                    VALUE      VALUE      UNITS
                                                                      AT        AT     OUTSTANDING
                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                             YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------- ------ ----------- -------- ------------
                                                          2008   1.034       0.584         7,274
                                                          2007   0.927       1.034         8,850
                                                          2006   0.875       0.927         6,819
                                                          2005   0.818       0.875         5,155
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........ 2014   2.622       2.717        22,891
                                                          2013   2.304       2.622        24,087
                                                          2012   2.037       2.304       110,104
                                                          2011   2.214       2.037       113,285
                                                          2010   1.904       2.214       105,679
                                                          2009   1.198       1.904        94,782
                                                          2008   2.178       1.198        88,988
                                                          2007   2.211       2.178       106,663
                                                          2006   1.926       2.211       119,254
                                                          2005   1.666       1.926       178,068





                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.085       1.164            --
                                                                       2006   1.000       1.085       167,196
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.835       0.879            --
                                                                       2005   0.797       0.835       194,567
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.911       0.871            --
                                                                       2007   0.788       0.911       264,886
                                                                       2006   0.775       0.788       305,776
                                                                       2005   0.727       0.775       339,317
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.278       2.310       936,227
                                                                       2013   1.779       2.278       946,636
                                                                       2012   1.465       1.779       931,398
                                                                       2011   1.622       1.465     1,097,017
                                                                       2010   1.465       1.622     1,054,238
                                                                       2009   1.039       1.465       992,309
                                                                       2008   1.701       1.039       873,829
                                                                       2007   1.495       1.701       745,517
                                                                       2006   1.252       1.495       107,350
                                                                       2005   1.108       1.252        37,996
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   1.969       2.117     2,230,081
                                                                       2013   1.527       1.969     2,430,793
                                                                       2012   1.307       1.527     2,283,838
                                                                       2011   1.378       1.307     2,294,035
                                                                       2010   1.171       1.378     2,407,779
                                                                       2009   0.848       1.171     1,985,635
                                                                       2008   1.527       0.848     1,486,539
                                                                       2007   1.371       1.527     1,112,926
                                                                       2006   1.255       1.371       735,285
                                                                       2005   1.090       1.255       274,882
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2014   1.788       1.960       922,504
                                                                       2013   1.351       1.788       888,201
                                                                       2012   1.161       1.351     1,059,623
                                                                       2011   1.193       1.161       985,029
                                                                       2010   1.080       1.193     1,151,564
                                                                       2009   0.831       1.080     1,331,044
                                                                       2008   1.348       0.831     1,112,965
                                                                       2007   1.295       1.348       764,064
                                                                       2006   1.135       1.295       381,417
                                                                       2005   1.082       1.135       141,287
Capital Appreciation Fund
 Capital Appreciation Fund (1/97)..................................... 2006   2.265       2.247            --

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.934       2.265     6,353,087
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   3.015       3.166            --
                                                                                      2006   2.296       3.015       426,723
                                                                                      2005   1.811       2.296       469,710
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.549       3.351            --
                                                                                      2005   2.400       2.549       646,064
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2014   4.364       4.578       450,159
                                                                                      2013   3.298       4.364       463,863
                                                                                      2012   2.922       3.298       481,870
                                                                                      2011   2.988       2.922       609,131
                                                                                      2010   2.280       2.988       675,885
                                                                                      2009   1.745       2.280       791,059
                                                                                      2008   2.511       1.745       882,414
                                                                                      2007   2.713       2.511     1,081,375
                                                                                      2006   2.356       2.713     1,236,077
                                                                                      2005   2.173       2.356     1,411,732
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.375       1.319            --
                                                                                      2007   1.295       1.375     4,535,409
                                                                                      2006   1.122       1.295     5,225,633
                                                                                      2005   1.085       1.122     6,029,905
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.676       1.585            --
                                                                                      2007   1.901       1.676     2,273,973
                                                                                      2006   1.849       1.901     2,791,063
                                                                                      2005   1.763       1.849     3,297,157
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.327       2.575     1,302,026
                                                                                      2013   1.793       2.327     1,391,576
                                                                                      2012   1.558       1.793     1,438,344
                                                                                      2011   1.617       1.558     1,664,345
                                                                                      2010   1.396       1.617     1,792,218
                                                                                      2009   1.040       1.396     1,814,288
                                                                                      2008   1.830       1.040     1,659,047
                                                                                      2007   1.574       1.830     1,755,796
                                                                                      2006   1.426       1.574     1,157,990
                                                                                      2005   1.233       1.426     1,184,373
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   2.011       2.206        32,286
                                                                                      2013   1.468       2.011        47,890
                                                                                      2012   1.212       1.468        57,498
                                                                                      2011   1.257       1.212        41,705
                                                                                      2010   1.075       1.257        28,938
                                                                                      2009   0.799       1.075        30,695
                                                                                      2008   1.375       0.799        63,966
                                                                                      2007   1.300       1.375        40,478
                                                                                      2006   1.152       1.300        39,697
                                                                                      2005   0.963       1.152        45,237
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.151       1.978            --
                                                                                      2007   1.710       2.151            --
                                                                                      2006   1.614       1.710            --
                                                                                      2005   1.540       1.614            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2014   3.308       3.476       943,849
                                                                                      2013   2.457       3.308       919,982
                                                                                      2012   2.164       2.457       998,630
                                                                                      2011   2.449       2.164       976,423
                                                                                      2010   1.922       2.449       984,738
                                                                                      2009   1.388       1.922     1,106,255
                                                                                      2008   2.319       1.388     1,004,348
                                                                                      2007   2.029       2.319       991,137
                                                                                      2006   1.821       2.029       998,426
                                                                                      2005   1.557       1.821     1,043,023
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)....................... 2006   1.471       1.726            --
                                                                                      2005   1.343       1.471        69,150
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2014   2.164       1.965       422,334

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.204       2.164       450,003
                                                                                  2012   1.965       2.204       481,007
                                                                                  2011   2.356       1.965       497,715
                                                                                  2010   2.022       2.356       520,987
                                                                                  2009   1.182       2.022       525,432
                                                                                  2008   2.522       1.182       421,787
                                                                                  2007   1.976       2.522       360,069
                                                                                  2006   1.557       1.976       192,844
                                                                                  2005   1.233       1.557        66,965
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2014   1.895       1.669       774,885
                                                                                  2013   1.555       1.895       798,738
                                                                                  2012   1.327       1.555       771,267
                                                                                  2011   1.498       1.327       751,088
                                                                                  2010   1.394       1.498       644,714
                                                                                  2009   1.027       1.394       610,763
                                                                                  2008   1.738       1.027       426,539
                                                                                  2007   1.519       1.738       327,668
                                                                                  2006   1.262       1.519       188,377
                                                                                  2005   1.156       1.262        80,421
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04).................. 2006   1.214       1.466            --
                                                                                  2005   1.125       1.214        23,479
High Yield Bond Trust
 High Yield Bond Trust (3/97).................................................... 2006   2.031       2.081            --
                                                                                  2005   2.022       2.031     1,128,044
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.148       1.189            --
                                                                                  2005   1.076       1.148     1,582,949
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2014   1.932       2.149       216,327
                                                                                  2013   1.477       1.932       222,427
                                                                                  2012   1.274       1.477       249,837
                                                                                  2011   1.307       1.274       346,001
                                                                                  2010   1.051       1.307       330,900
                                                                                  2009   0.734       1.051       325,836
                                                                                  2008   1.319       0.734       349,625
                                                                                  2007   1.093       1.319       380,504
                                                                                  2006   0.974       1.093       194,957
                                                                                  2005   0.877       0.974       266,588
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2014   1.139       1.210       181,145
                                                                                  2013   0.897       1.139       183,384
                                                                                  2012   0.756       0.897       192,931
                                                                                  2011   0.886       0.756       228,377
                                                                                  2010   0.774       0.886       269,177
                                                                                  2009   0.569       0.774       342,998
                                                                                  2008   1.039       0.569       340,795
                                                                                  2007   0.959       1.039       416,733
                                                                                  2006   0.821       0.959       473,750
                                                                                  2005   0.784       0.821       570,927
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.161       1.310            --
                                                                                  2005   1.126       1.161        55,827
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.990       1.056            --
                                                                                  2006   0.931       0.990         4,226
                                                                                  2005   0.883       0.931         7,877
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.884       2.248       676,944
                                                                                  2013   1.286       1.884       756,629
                                                                                  2012   1.093       1.286       797,667
                                                                                  2011   1.077       1.093       878,280
                                                                                  2010   0.869       1.077     1,013,709
                                                                                  2009   0.652       0.869     1,189,150
                                                                                  2008   1.103       0.652     1,293,198
                                                                                  2007   1.097       1.103     1,589,076
                                                                                  2006   1.017       1.097     2,038,211
                                                                                  2005   0.919       1.017     3,720,026
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.654       1.667            --

                          GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.263       1.654      1,324,178
                                                                                 2012   1.108       1.263      1,552,864
                                                                                 2011   1.192       1.108      1,872,566
                                                                                 2010   1.032       1.192      2,437,317
                                                                                 2009   0.805       1.032      2,638,781
                                                                                 2008   1.280       0.805      2,867,836
                                                                                 2007   1.276       1.280      3,751,118
                                                                                 2006   1.102       1.276      1,304,454
                                                                                 2005   1.061       1.102      3,124,271
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)........... 2014   1.846       2.031        700,508
                                                                                 2013   1.433       1.846        779,194
                                                                                 2012   1.247       1.433        735,799
                                                                                 2011   1.226       1.247        681,419
                                                                                 2010   1.099       1.226        599,610
                                                                                 2009   0.908       1.099        637,714
                                                                                 2008   1.296       0.908        587,946
                                                                                 2007   1.206       1.296        536,374
                                                                                 2006   1.060       1.206        543,728
                                                                                 2005   1.026       1.060        523,271
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................ 2011   0.955       1.040             --
                                                                                 2010   0.861       0.955         55,429
                                                                                 2009   0.712       0.861         90,849
                                                                                 2008   1.006       0.712         82,436
                                                                                 2007   0.953       1.006         90,756
                                                                                 2006   0.816       0.953        221,451
                                                                                 2005   0.825       0.816        135,518
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).......... 2014   1.983       2.233        200,042
                                                                                 2013   1.589       1.983        199,345
                                                                                 2012   1.404       1.589        193,718
                                                                                 2011   1.313       1.404        223,241
                                                                                 2010   1.180       1.313        210,747
                                                                                 2009   0.969       1.180        219,325
                                                                                 2008   1.504       0.969        264,734
                                                                                 2007   1.490       1.504        325,398
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)....... 2014   2.549       2.880        472,694
                                                                                 2013   1.866       2.549        466,174
                                                                                 2012   1.565       1.866        546,737
                                                                                 2011   1.589       1.565        605,267
                                                                                 2010   1.460       1.589        699,769
                                                                                 2009   1.035       1.460        775,937
                                                                                 2008   1.665       1.035        926,375
                                                                                 2007   1.595       1.665      1,039,308
                                                                                 2006   1.539       1.595      1,234,551
                                                                                 2005   1.476       1.539      1,480,944
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)....... 2014   2.714       3.005        437,666
                                                                                 2013   2.069       2.714        454,702
                                                                                 2012   1.792       2.069        493,530
                                                                                 2011   1.723       1.792        526,753
                                                                                 2010   1.588       1.723        664,736
                                                                                 2009   1.287       1.588        845,198
                                                                                 2008   2.018       1.287        932,436
                                                                                 2007   1.959       2.018      1,032,239
                                                                                 2006   1.672       1.959        615,612
                                                                                 2005   1.584       1.672        883,934
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2014   2.400       2.475        253,265
                                                                                 2013   1.647       2.400        302,218
                                                                                 2012   1.391       1.647        276,585
                                                                                 2011   1.385       1.391        255,912
                                                                                 2010   1.116       1.385        349,000
                                                                                 2009   0.789       1.116        291,395
                                                                                 2008   1.343       0.789        263,186
                                                                                 2007   1.231       1.343        433,590
                                                                                 2006   1.102       1.231        256,819
                                                                                 2005   1.060       1.102        241,290
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.689       0.672             --
                                                                                 2008   1.112       0.689      4,986,742
                                                                                 2007   1.069       1.112      5,965,551
                                                                                 2006   0.937       1.069      7,596,085
                                                                                 2005   0.907       0.937     10,446,286

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.088
                                                                                           2010   1.058
                                                                                           2009   0.830
                                                                                           2008   1.481
                                                                                           2007   1.405
                                                                                           2006   1.126
                                                                                           2005   1.017
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.038
                                                                                           2010   0.959
                                                                                           2009   0.824
                                                                                           2008   1.055
                                                                                           2007   1.050
                                                                                           2006   1.018
                                                                                           2005   1.003
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.489
                                                                                           2013   2.300
                                                                                           2012   1.969
                                                                                           2011   1.940
                                                                                           2010   1.679
                                                                                           2009   1.059
                                                                                           2008   1.526
                                                                                           2007   1.535
                                                                                           2006   1.396
                                                                                           2005   1.373
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.364
                                                                                           2009   1.373
                                                                                           2008   1.350
                                                                                           2007   1.299
                                                                                           2006   1.253
                                                                                           2005   1.229
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2007   2.176
                                                                                           2006   1.859
                                                                                           2005   1.803
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 2007   1.451
                                                                                           2006   1.301
                                                                                           2005   1.270
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 2007   1.855
                                                                                           2006   1.582
                                                                                           2005   1.499
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 2007   1.310
                                                                                           2006   1.171
                                                                                           2005   1.126
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 2007   1.320
                                                                                           2006   1.136
                                                                                           2005   1.110
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 2007   1.389
                                                                                           2006   1.249
                                                                                           2005   1.164
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 2006   1.914
                                                                                           2005   1.860
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2008   2.537
                                                                                           2007   2.414
                                                                                           2006   2.523
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2014   2.458



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.174            --
                                                                                           1.088       721,160
                                                                                           1.058       863,971
                                                                                           0.830       906,462
                                                                                           1.481     1,295,873
                                                                                           1.405     1,358,046
                                                                                           1.126     1,627,698
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.028            --
                                                                                           1.038        77,943
                                                                                           0.959        82,471
                                                                                           0.824        92,032
                                                                                           1.055        79,277
                                                                                           1.050        47,841
                                                                                           1.018        16,174
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.459       108,042
                                                                                           2.489       130,991
                                                                                           2.300       162,029
                                                                                           1.969       153,516
                                                                                           1.940       230,572
                                                                                           1.679       289,387
                                                                                           1.059       352,849
                                                                                           1.526       427,667
                                                                                           1.535       433,494
                                                                                           1.396       519,496
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.360            --
                                                                                           1.364       344,451
                                                                                           1.373       371,205
                                                                                           1.350       901,396
                                                                                           1.299       944,285
                                                                                           1.253     1,190,937
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01)............................................... 2.288            --
                                                                                           2.176     1,945,625
                                                                                           1.859     3,315,988
 LMPVPI Total Return Subaccount (Class I) (9/98).......................................... 1.496            --
                                                                                           1.451       350,188
                                                                                           1.301       368,465
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97)............................................... 1.954            --
                                                                                           1.855       574,668
                                                                                           1.582       640,509
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)........................ 1.401            --
                                                                                           1.310       153,471
                                                                                           1.171       178,619
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................... 1.375            --
                                                                                           1.320        83,849
                                                                                           1.136        47,923
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................... 1.534            --
                                                                                           1.389       164,873
                                                                                           1.249        66,680
Managed Assets Trust
 Managed Assets Trust (3/97).............................................................. 1.980            --
                                                                                           1.914     8,060,964
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).............................. 2.451            --
                                                                                           2.537       819,379
                                                                                           2.414       907,861
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................................. 2.522       721,263

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.257
                                                                                           2012   1.948
                                                                                           2011   1.916
                                                                                           2010   1.663
                                                                                           2009   1.139
                                                                                           2008   1.514
                                                                                           2007   1.487
                                                                                           2006   1.404
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2014   1.118
                                                                                           2013   1.087
                                                                                           2012   0.869
                                                                                           2011   0.925
                                                                                           2010   0.803
                                                                                           2009   0.600
                                                                                           2008   1.035
                                                                                           2007   1.226
                                                                                           2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.805
                                                                                           2013   2.974
                                                                                           2012   2.443
                                                                                           2011   2.660
                                                                                           2010   2.447
                                                                                           2009   1.724
                                                                                           2008   2.992
                                                                                           2007   2.314
                                                                                           2006   2.247
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2014   3.960
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.381
                                                                                           2013   0.956
                                                                                           2012   0.813
                                                                                           2011   0.794
                                                                                           2010   0.647
                                                                                           2009   0.491
                                                                                           2008   0.777
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.286
                                                                                           2013   1.094
                                                                                           2012   0.973
                                                                                           2011   1.003
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.286
                                                                                           2013   1.037
                                                                                           2012   0.901
                                                                                           2011   0.954
                                                                                           2010   0.848
                                                                                           2009   0.639
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.261
                                                                                           2013   1.121
                                                                                           2012   1.021
                                                                                           2011   1.028
                                                                                           2010   0.944
                                                                                           2009   0.772
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.153
                                                                                           2013   1.661
                                                                                           2012   1.295
                                                                                           2011   1.519
                                                                                           2010   1.314
                                                                                           2009   0.853
                                                                                           2008   1.451
                                                                                           2007   1.477
                                                                                           2006   1.334
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.358



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.458       769,701
                                                                                           2.257       846,365
                                                                                           1.948       839,647
                                                                                           1.916       898,585
                                                                                           1.663     1,170,262
                                                                                           1.139     1,156,332
                                                                                           1.514     1,327,867
                                                                                           1.487       145,473
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.259     1,309,550
                                                                                           1.118     1,346,221
                                                                                           1.087     1,247,736
                                                                                           0.869     1,280,194
                                                                                           0.925     1,290,037
                                                                                           0.803     1,462,357
                                                                                           0.600     1,385,549
                                                                                           1.035     1,545,197
                                                                                           1.226     1,683,191
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.972            --
                                                                                           3.805     1,538,823
                                                                                           2.974     1,863,061
                                                                                           2.443     2,063,125
                                                                                           2.660     2,829,017
                                                                                           2.447     3,645,433
                                                                                           1.724     4,004,041
                                                                                           2.992     4,236,031
                                                                                           2.314     4,957,866
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.477     1,422,022
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.629       185,075
                                                                                           1.381       127,825
                                                                                           0.956        93,165
                                                                                           0.813        56,360
                                                                                           0.794       123,964
                                                                                           0.647        33,871
                                                                                           0.491           195
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.351       854,859
                                                                                           1.286       635,981
                                                                                           1.094       411,114
                                                                                           0.973       302,422
                                                                                           1.003     1,198,554
                                                                                           0.902       223,052
                                                                                           0.704        29,768
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.355       688,582
                                                                                           1.286       586,939
                                                                                           1.037       515,476
                                                                                           0.901       417,359
                                                                                           0.954     1,417,583
                                                                                           0.848       169,735
                                                                                           0.639        46,620
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.326     1,209,442
                                                                                           1.261     1,074,807
                                                                                           1.121       988,949
                                                                                           1.021       822,924
                                                                                           1.028       742,242
                                                                                           0.944       300,296
                                                                                           0.772        30,697
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.016       381,931
                                                                                           2.153       436,918
                                                                                           1.661       494,366
                                                                                           1.295       547,717
                                                                                           1.519       806,828
                                                                                           1.314       996,703
                                                                                           0.853       907,791
                                                                                           1.451       931,999
                                                                                           1.477     1,076,631
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.555       594,791

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013    1.757       2.358      678,431
                                                                              2012    1.496       1.757      567,995
                                                                              2011    1.532       1.496      551,802
                                                                              2010    1.346       1.532      643,219
                                                                              2009    1.074       1.346      564,855
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................... 2014    1.837       1.996      237,159
                                                                              2013    1.422       1.837      232,934
                                                                              2012    1.252       1.422      197,352
                                                                              2011    1.311       1.252      167,213
                                                                              2010    1.054       1.311      225,949
                                                                              2009    0.841       1.054      233,944
                                                                              2008    1.385       0.841      237,824
                                                                              2007    1.518       1.385      221,634
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014    2.131       2.285       12,850
                                                                              2013    1.530       2.131        2,505
                                                                              2012    1.303       1.530       12,103
                                                                              2011    1.326       1.303       11,562
                                                                              2010    1.058       1.326        3,651
                                                                              2009    0.795       1.058        3,644
                                                                              2008    1.307       0.795        8,048
                                                                              2007    1.184       1.307        4,215
                                                                              2006    1.187       1.184           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014    1.648       1.709       32,031
                                                                              2013    1.248       1.648       29,625
                                                                              2012    1.089       1.248       25,253
                                                                              2011    1.222       1.089       16,470
                                                                              2010    1.032       1.222       14,408
                                                                              2009    0.806       1.032       15,320
                                                                              2008    1.088       0.806       15,965
                                                                              2007    1.109       1.088       13,493
                                                                              2006    1.035       1.109        3,733
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009    1.642       1.627           --
                                                                              2008    2.216       1.642    4,539,526
                                                                              2007    2.102       2.216    5,401,661
                                                                              2006    1.980       2.102    6,525,662
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011    0.685       0.730           --
                                                                              2010    0.644       0.685       10,437
                                                                              2009    0.471       0.644        7,187
                                                                              2008    0.899       0.471          496
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014    2.668       2.779       78,709
                                                                              2013    2.489       2.668       74,366
                                                                              2012    2.219       2.489      126,912
                                                                              2011    2.136       2.219       95,768
                                                                              2010    1.904       2.136      160,875
                                                                              2009    1.401       1.904      132,812
                                                                              2008    1.732       1.401      132,910
                                                                              2007    1.636       1.732       46,801
                                                                              2006    1.554       1.636           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009    0.637       0.606           --
                                                                              2008    1.120       0.637      495,984
                                                                              2007    1.010       1.120      590,141
                                                                              2006    1.017       1.010      796,763
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13).......... 2014   11.356      12.296           --
                                                                              2013   10.824      11.356           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................. 2014    1.846       1.860    1,056,895
                                                                              2013    1.406       1.846    1,207,268
                                                                              2012    1.203       1.406    1,171,941
                                                                              2011    1.333       1.203    1,201,395
                                                                              2010    1.122       1.333    1,373,518
                                                                              2009    0.895       1.122    1,272,986
                                                                              2008    1.287       0.895    1,130,300
                                                                              2007    1.339       1.287    1,013,182
                                                                              2006    1.310       1.339      130,977
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014    3.267       3.036      155,049

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   3.463       3.267       189,390
                                                                               2012   2.934       3.463       181,664
                                                                               2011   3.629       2.934       238,319
                                                                               2010   2.953       3.629       307,095
                                                                               2009   1.761       2.953       295,541
                                                                               2008   3.983       1.761       287,669
                                                                               2007   3.146       3.983       392,840
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.642       1.514       625,545
                                                                               2013   1.389       1.642       651,334
                                                                               2012   1.201       1.389       660,946
                                                                               2011   1.357       1.201       814,655
                                                                               2010   1.229       1.357       439,449
                                                                               2009   0.943       1.229       464,267
                                                                               2008   1.650       0.943       424,704
                                                                               2007   1.564       1.650       403,243
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013   2.539       2.758            --
                                                                               2012   2.426       2.539       396,474
                                                                               2011   2.581       2.426       434,269
                                                                               2010   2.113       2.581       573,264
                                                                               2009   1.554       2.113       677,919
                                                                               2008   1.095       1.554       746,585
                                                                               2007   1.230       1.095         8,219
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............... 2014   1.461       1.462         7,929
                                                                               2013   1.060       1.461        60,953
                                                                               2012   0.979       1.060        54,727
                                                                               2011   1.061       0.979         5,311
                                                                               2010   0.811       1.061         3,639
                                                                               2009   0.520       0.811         2,408
                                                                               2008   0.933       0.520         7,222
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)............ 2012   0.888       1.000            --
                                                                               2011   0.905       0.888       339,634
                                                                               2010   0.832       0.905       318,163
                                                                               2009   0.583       0.832       129,172
                                                                               2008   1.036       0.583        58,489
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.431       1.449       596,259
                                                                               2013   1.136       1.431       716,869
                                                                               2012   0.946       1.136       997,268
                                                                               2011   1.042       0.946       987,600
                                                                               2010   0.907       1.042       731,472
                                                                               2009   0.655       0.907       981,466
                                                                               2008   1.112       0.655       711,991
                                                                               2007   1.056       1.112       640,335
                                                                               2006   0.996       1.056       269,988
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.367       1.398       427,818
                                                                               2013   1.515       1.367       430,848
                                                                               2012   1.399       1.515       388,231
                                                                               2011   1.266       1.399       481,468
                                                                               2010   1.183       1.266       501,967
                                                                               2009   1.008       1.183       366,257
                                                                               2008   1.090       1.008       315,161
                                                                               2007   1.024       1.090        18,533
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.938       2.002     2,088,367
                                                                               2013   1.994       1.938     2,109,219
                                                                               2012   1.842       1.994     1,832,700
                                                                               2011   1.801       1.842     1,813,210
                                                                               2010   1.680       1.801     2,179,013
                                                                               2009   1.501       1.680     1,871,740
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   2.113       2.328       442,972
                                                                               2013   1.602       2.113       470,164
                                                                               2012   1.462       1.602       471,211
                                                                               2011   1.546       1.462       502,483
                                                                               2010   1.342       1.546       565,860
                                                                               2009   1.093       1.342       670,504
                                                                               2008   1.642       1.093       696,959
                                                                               2007   1.578       1.642       710,891
                                                                               2006   1.461       1.578       813,581
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.124       1.244            --

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                       UNIT      UNIT      NUMBER OF
                                                                                      VALUE      VALUE       UNITS
                                                                                        AT        AT      OUTSTANDING
                                                                                    BEGINNING   END OF        AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR     END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- --------------
                                                                            2006    1.063       1.124            180
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................. 2014    2.572       2.666        705,265
                                                                            2013    2.556       2.572        855,862
                                                                            2012    2.311       2.556        846,642
                                                                            2011    2.250       2.311        839,360
                                                                            2010    2.024       2.250        931,030
                                                                            2009    1.534       2.024        877,501
                                                                            2008    1.735       1.534        782,032
                                                                            2007    1.641       1.735        773,485
                                                                            2006    1.577       1.641        526,321
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13)............ 2014   10.791      11.618            213
                                                                            2013   10.218      10.791             --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *.......... 2014    1.414       1.587      1,212,702
                                                                            2013    1.066       1.414      1,239,872
                                                                            2012    0.912       1.066      1,316,730
                                                                            2011    0.959       0.912      1,458,421
                                                                            2010    0.827       0.959      1,740,149
                                                                            2009    0.705       0.827      1,945,066
                                                                            2008    1.116       0.705      1,959,067
                                                                            2007    1.083       1.116      2,130,070
                                                                            2006    1.001       1.083      2,465,798
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014    1.669       1.830      1,084,341
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007    1.411       1.483             --
                                                                            2006    1.326       1.411        387,771
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014    1.811       2.039        152,556
                                                                            2013    1.362       1.811        170,533
                                                                            2012    1.211       1.362        153,593
                                                                            2011    1.219       1.211        176,653
                                                                            2010    1.093       1.219        312,573
                                                                            2009    0.925       1.093        325,873
                                                                            2008    1.489       0.925        362,319
                                                                            2007    1.471       1.489        394,261
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007    1.709       1.770         (6,353)
                                                                            2006    1.653       1.709     26,664,597
                                                                            2005    1.634       1.653     31,980,172
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007    1.940       2.089         (3,231)
                                                                            2006    1.547       1.940     14,711,960
                                                                            2005    1.362       1.547     19,827,146
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007    1.405       1.472         (7,842)
                                                                            2006    1.259       1.405     30,110,991
                                                                            2005    1.191       1.259     36,861,012
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007    1.849       1.853         (2,196)
                                                                            2006    1.642       1.849     10,362,805
                                                                            2005    1.544       1.642     13,217,353
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014    2.192       2.298      1,792,776
                                                                            2013    2.264       2.192      1,925,375
                                                                            2012    2.199       2.264      2,353,658
                                                                            2011    2.064       2.199      2,549,186
                                                                            2010    1.964       2.064      3,114,711
                                                                            2009    1.884       1.964      3,691,501
                                                                            2008    1.794       1.884      4,341,691
                                                                            2007    1.768       1.794      5,729,137
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014    1.911       2.029        515,230
                                                                            2013    1.944       1.911        627,942
                                                                            2012    1.824       1.944        679,886
                                                                            2011    1.727       1.824        772,343
                                                                            2010    1.608       1.727        900,447
                                                                            2009    1.483       1.608        912,569
                                                                            2008    1.549       1.483      1,000,624
                                                                            2007    1.471       1.549      1,174,968
                                                                            2006    1.409       1.471      1,056,800
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014    1.718       1.854      3,582,275

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.292       1.718      3,981,358
                                                                        2012   1.140       1.292      4,508,232
                                                                        2011   1.263       1.140      5,146,188
                                                                        2010   1.064       1.263      6,464,939
                                                                        2009   0.841       1.064      7,499,191
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.145       2.236             --
                                                                        2008   3.304       2.145             --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2014   1.719       1.869        128,487
                                                                        2013   1.317       1.719        168,986
                                                                        2012   1.166       1.317         54,875
                                                                        2011   1.153       1.166         65,224
                                                                        2010   1.068       1.153        296,537
                                                                        2009   0.970       1.068         52,151
                                                                        2008   1.417       0.970            655
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.235       1.224      2,497,209
                                                                        2013   1.247       1.235      2,517,056
                                                                        2012   1.258       1.247      3,052,774
                                                                        2011   1.269       1.258      2,967,102
                                                                        2010   1.281       1.269      3,207,184
                                                                        2009   1.287       1.281      3,477,184
                                                                        2008   1.262       1.287      3,634,201
                                                                        2007   1.212       1.262      3,207,543
                                                                        2006   1.180       1.212      4,060,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.650       0.644             --
                                                                        2008   1.097       0.650        125,917
                                                                        2007   1.153       1.097        130,955
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.782       0.818             --
                                                                        2008   1.431       0.782      7,966,193
                                                                        2007   1.389       1.431      9,101,133
                                                                        2006   1.364       1.389     10,883,029
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.517       1.673             --
                                                                        2012   1.324       1.517      1,956,856
                                                                        2011   1.424       1.324      2,171,857
                                                                        2010   1.256       1.424      2,869,826
                                                                        2009   1.041       1.256      3,669,342
                                                                        2008   1.722       1.041      3,974,832
                                                                        2007   1.670       1.722      4,536,921
                                                                        2006   1.620       1.670      5,275,553
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.009       2.211        728,245
                                                                        2013   1.528       2.009        744,769
                                                                        2012   1.391       1.528        831,638
                                                                        2011   1.449       1.391        989,711
                                                                        2010   1.269       1.449      1,092,364
                                                                        2009   0.858       1.269      1,225,533
                                                                        2008   1.596       0.858      1,366,311
                                                                        2007   1.338       1.596      1,525,285
                                                                        2006   1.364       1.338      1,792,071
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.309       1.415        358,434
                                                                        2013   0.964       1.309        385,825
                                                                        2012   0.990       0.964        437,865
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.881       1.008             --
                                                                        2011   0.887       0.881        216,065
                                                                        2010   0.804       0.887        206,439
                                                                        2009   0.581       0.804        224,949
                                                                        2008   0.873       0.581        222,609
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.993       1.079             --
                                                                        2010   0.866       0.993      2,517,023
                                                                        2009   0.665       0.866      2,972,060
                                                                        2008   1.127       0.665      2,988,634
                                                                        2007   1.101       1.127      2,911,712
                                                                        2006   1.000       1.101         16,445
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.395       1.444      1,372,871

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2013    1.350       1.395     1,388,955
                                                                     2012    1.248       1.350     1,049,240
                                                                     2011    1.219       1.248       808,386
                                                                     2010    1.118       1.219     1,148,773
                                                                     2009    0.936       1.118       916,633
                                                                     2008    1.103       0.936       962,893
                                                                     2007    1.054       1.103       704,546
                                                                     2006    1.000       1.054         2,856
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........ 2014    1.426       1.483     2,601,008
                                                                     2013    1.297       1.426     2,797,770
                                                                     2012    1.174       1.297     3,278,148
                                                                     2011    1.173       1.174     3,573,243
                                                                     2010    1.061       1.173     4,431,751
                                                                     2009    0.866       1.061     4,671,160
                                                                     2008    1.114       0.866     5,232,956
                                                                     2007    1.072       1.114     5,513,769
                                                                     2006    1.000       1.072       135,541
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........ 2014    1.437       1.496    21,842,907
                                                                     2013    1.229       1.437    21,762,218
                                                                     2012    1.095       1.229    23,089,623
                                                                     2011    1.121       1.095    24,760,682
                                                                     2010    0.999       1.121    27,467,809
                                                                     2009    0.797       0.999    31,114,397
                                                                     2008    1.126       0.797    32,812,608
                                                                     2007    1.089       1.126    35,938,012
                                                                     2006    1.000       1.089       199,419
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........ 2014    1.431       1.493    20,151,978
                                                                     2013    1.162       1.431    20,303,201
                                                                     2012    1.016       1.162    20,846,440
                                                                     2011    1.065       1.016    21,734,745
                                                                     2010    0.937       1.065    23,966,160
                                                                     2009    0.733       0.937    27,022,278
                                                                     2008    1.139       0.733    28,061,623
                                                                     2007    1.107       1.139    30,615,628
                                                                     2006    1.000       1.107        73,043
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........ 2014   26.774      28.978         6,248
                                                                     2013   22.917      26.774           990
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *.............. 2014    3.018       3.391     2,976,068
                                                                     2013    2.306       3.018     3,189,092
                                                                     2012    2.010       2.306     3,433,938
                                                                     2011    1.991       2.010     3,988,354
                                                                     2010    1.749       1.991     4,743,551
                                                                     2009    1.398       1.749     5,439,772
                                                                     2008    2.242       1.398     3,700,377
                                                                     2007    2.259       2.242     4,539,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014    2.937       3.156     2,762,844
                                                                     2013    2.496       2.937     2,948,137
                                                                     2012    2.261       2.496     3,119,886
                                                                     2011    2.233       2.261     3,347,942
                                                                     2010    2.050       2.233     3,492,519
                                                                     2009    1.748       2.050     3,949,785
                                                                     2008    2.270       1.748     3,973,527
                                                                     2007    2.199       2.270     4,363,890
                                                                     2006    2.048       2.199     4,296,637
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014    2.094       2.299     1,815,635
                                                                     2013    1.556       2.094     2,029,200
                                                                     2012    1.346       1.556       520,023
                                                                     2011    1.347       1.346       575,454
                                                                     2010    1.220       1.347       650,422
                                                                     2009    1.019       1.220       468,846
                                                                     2008    1.524       1.019       350,100
                                                                     2007    1.428       1.524       279,865
                                                                     2006    1.286       1.428        90,799
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    1.985       1.849     1,777,718

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.644       1.985     1,868,501
                                                                                   2012   1.402       1.644     1,989,912
                                                                                   2011   1.617       1.402     2,212,255
                                                                                   2010   1.508       1.617     2,611,723
                                                                                   2009   1.182       1.508     3,167,638
                                                                                   2008   2.060       1.182     3,556,252
                                                                                   2007   2.109       2.060     4,312,881
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   3.484       3.453       329,486
                                                                                   2013   2.777       3.484       375,444
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *................... 2014   2.867       2.985     1,353,093
                                                                                   2013   2.088       2.867     1,492,669
                                                                                   2012   1.811       2.088     1,528,585
                                                                                   2011   1.905       1.811     1,714,791
                                                                                   2010   1.515       1.905     2,086,172
                                                                                   2009   1.213       1.515     2,407,802
                                                                                   2008   1.841       1.213     2,591,531
                                                                                   2007   1.893       1.841     3,253,451
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................... 2014   2.372       2.559       120,031
                                                                                   2013   1.725       2.372        90,201
                                                                                   2012   1.467       1.725        72,611
                                                                                   2011   1.500       1.467        33,576
                                                                                   2010   1.297       1.500       301,308
                                                                                   2009   0.915       1.297        30,679
                                                                                   2008   1.492       0.915        17,254
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.174       3.355     1,150,397
                                                                                   2013   2.222       3.174     1,180,722
                                                                                   2012   1.934       2.222     1,344,845
                                                                                   2011   1.924       1.934     1,668,698
                                                                                   2010   1.441       1.924     1,715,278
                                                                                   2009   1.049       1.441     1,916,260
                                                                                   2008   1.589       1.049     1,990,998
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.221       2.311            --
                                                                                   2006   2.081       2.221       946,748
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   2.087       2.129       594,432
                                                                                   2013   2.118       2.087       593,463
                                                                                   2012   2.064       2.118       824,855
                                                                                   2011   1.971       2.064       723,323
                                                                                   2010   1.877       1.971       967,428
                                                                                   2009   1.813       1.877     1,011,639
                                                                                   2008   1.833       1.813     1,138,538
                                                                                   2007   1.770       1.833     1,296,896
                                                                                   2006   1.702       1.770     1,494,843
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.668       1.829     1,945,425
                                                                                   2013   1.259       1.668     2,085,854
                                                                                   2012   1.126       1.259     2,093,822
                                                                                   2011   1.183       1.126     2,365,898
                                                                                   2010   1.066       1.183     2,841,349
                                                                                   2009   0.815       1.066     3,252,404
                                                                                   2008   1.314       0.815     3,790,112
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.167       1.180            --
                                                                                   2005   1.145       1.167     4,167,488
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.129       1.196            --
                                                                                   2005   1.077       1.129         4,091
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.998       1.020            --
                                                                                   2006   1.000       0.998         4,407
                                                                                   2005   1.000       1.000         1,413
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.445       1.497            --
                                                                                   2008   1.391       1.445     1,542,234
                                                                                   2007   1.291       1.391     1,385,134
                                                                                   2006   1.255       1.291     1,270,331
                                                                                   2005   1.236       1.255     1,495,695
Putnam Variable Trust

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)................. 2008   1.006       0.936            --
                                                                          2007   0.921       1.006            --
                                                                          2006   0.836       0.921         1,698
                                                                          2005   0.787       0.836        26,717
 Putnam VT International Equity Subaccount (Class IB) (7/01)............. 2007   1.449       1.572            --
                                                                          2006   1.145       1.449       394,641
                                                                          2005   1.030       1.145       451,543
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01).................. 2007   2.023       2.166            --
                                                                          2006   1.741       2.023       628,760
                                                                          2005   1.641       1.741       622,184
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.953       1.017            --
                                                                          2005   0.885       0.953       912,697
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.455       1.554            --
                                                                          2005   1.463       1.455            --
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.305       2.523            --
                                                                          2005   2.069       2.305     1,037,187
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.538       1.620            --
                                                                          2005   1.486       1.538     6,984,373
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.366       1.404            --
                                                                          2005   1.344       1.366       144,690
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.581       1.641            --
                                                                          2005   1.515       1.581     1,265,945
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.320       1.364            --
                                                                          2005   1.226       1.320     5,416,783
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.246       1.326            --
                                                                          2005   1.122       1.246       401,825
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.286       1.364            --
                                                                          2005   1.259       1.286     2,285,720
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.979       2.048            --
                                                                          2005   1.940       1.979     4,969,495
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.188       1.286            --
                                                                          2005   1.126       1.188         6,233
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.159       1.334            --
                                                                          2005   1.068       1.159     1,203,096
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.373       1.461            --
                                                                          2005   1.308       1.373       999,949
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.008       1.063            --
                                                                          2005   1.000       1.008            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.558       1.577            --
                                                                          2005   1.516       1.558       531,932
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.419       1.409            --
                                                                          2005   1.409       1.419     1,206,162
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.517       1.587            --
                                                                          2005   1.501       1.517     6,825,267
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.029       1.187            --
                                                                          2005   1.000       1.029            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.762       1.702            --
                                                                          2005   1.704       1.762     2,180,068
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.526       2.736       701,881

                  GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2013   2.147       2.526       806,339
                                                                2012   1.957       2.147       836,648
                                                                2011   1.975       1.957       912,164
                                                                2010   1.777       1.975     1,295,007
                                                                2009   1.459       1.777     1,453,130
                                                                2008   1.969       1.459     1,652,425
                                                                2007   1.791       1.969     1,894,437
                                                                2006   1.678       1.791     2,229,258
                                                                2005   1.622       1.678     2,509,019
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............ 2009   1.068       1.038            --
                                                                2008   1.679       1.068       500,540
                                                                2007   1.734       1.679       388,982
                                                                2006   1.508       1.734       259,543
                                                                2005   1.462       1.508       158,092
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.580       0.595            --
                                                                2008   1.027       0.580         8,840
                                                                2007   0.922       1.027         8,548
                                                                2006   0.871       0.922        19,445
                                                                2005   0.815       0.871        24,092
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98).............. 2014   2.583       2.674       114,195
                                                                2013   2.271       2.583       134,506
                                                                2012   2.010       2.271       153,670
                                                                2011   2.187       2.010       230,633
                                                                2010   1.882       2.187       255,962
                                                                2009   1.186       1.882       244,168
                                                                2008   2.158       1.186       234,210
                                                                2007   2.193       2.158       298,662
                                                                2006   1.912       2.193       317,517
                                                                2005   1.656       1.912       364,461





                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.083       1.162            --
                                                                       2006   1.000       1.083         4,745
 AIM V.I. Premier Equity Subaccount (Series I) (7/01)................. 2006   0.825       0.868            --
                                                                       2005   0.790       0.825         4,831
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.896       0.856            --
                                                                       2007   0.777       0.896        34,411
                                                                       2006   0.766       0.777        29,553
                                                                       2005   0.720       0.766        23,475
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2014   2.224       2.249       290,167
                                                                       2013   1.741       2.224       323,600
                                                                       2012   1.437       1.741       337,993
                                                                       2011   1.596       1.437       383,744
                                                                       2010   1.444       1.596       425,037
                                                                       2009   1.027       1.444       438,603
                                                                       2008   1.686       1.027       435,468
                                                                       2007   1.485       1.686       339,254
                                                                       2006   1.247       1.485       119,009
                                                                       2005   1.106       1.247        23,568
 American Funds Growth Subaccount (Class 2) (5/04).................... 2014   1.922       2.062       761,871

                             GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.494       1.922       828,979
                                                                                      2012   1.282       1.494       901,938
                                                                                      2011   1.355       1.282     1,046,208
                                                                                      2010   1.155       1.355     1,070,611
                                                                                      2009   0.838       1.155       979,478
                                                                                      2008   1.513       0.838       780,124
                                                                                      2007   1.362       1.513       611,108
                                                                                      2006   1.250       1.362       265,631
                                                                                      2005   1.088       1.250        81,797
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................ 2014   1.745       1.909       530,709
                                                                                      2013   1.322       1.745       622,325
                                                                                      2012   1.139       1.322       736,990
                                                                                      2011   1.173       1.139       910,550
                                                                                      2010   1.065       1.173       951,371
                                                                                      2009   0.821       1.065       948,808
                                                                                      2008   1.336       0.821     1,334,238
                                                                                      2007   1.287       1.336     1,337,881
                                                                                      2006   1.130       1.287       474,036
                                                                                      2005   1.080       1.130       445,525
Capital Appreciation Fund
 Capital Appreciation Fund (1/97).................................................... 2006   2.214       2.194            --
                                                                                      2005   1.894       2.214     2,477,295
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (1/98).............................. 2007   2.954       3.099            --
                                                                                      2006   2.255       2.954        54,320
                                                                                      2005   1.783       2.255        47,608
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (1/99)................................ 2006   2.505       3.285            --
                                                                                      2005   2.365       2.505       130,738
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2014   4.200       4.396        70,674
                                                                                      2013   3.183       4.200        70,858
                                                                                      2012   2.827       3.183        99,897
                                                                                      2011   2.898       2.827       115,261
                                                                                      2010   2.216       2.898       124,504
                                                                                      2009   1.701       2.216       154,862
                                                                                      2008   2.453       1.701       175,238
                                                                                      2007   2.658       2.453       173,916
                                                                                      2006   2.314       2.658       124,764
                                                                                      2005   2.139       2.314       105,070
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.343       1.287            --
                                                                                      2007   1.268       1.343       431,791
                                                                                      2006   1.102       1.268       483,463
                                                                                      2005   1.068       1.102       478,623
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.637       1.548            --
                                                                                      2007   1.862       1.637       629,952
                                                                                      2006   1.815       1.862       703,315
                                                                                      2005   1.736       1.815       667,057
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
                                                                                      2007   1.552       1.800       674,355
                                                                                      2006   1.409       1.552       328,958
                                                                                      2005   1.222       1.409       170,959
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2014   1.949       2.132            --

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.426       1.949            --
                                                                            2012   1.180       1.426            --
                                                                            2011   1.227       1.180            --
                                                                            2010   1.052       1.227            --
                                                                            2009   0.784       1.052            --
                                                                            2008   1.352       0.784           618
                                                                            2007   1.282       1.352         1,540
                                                                            2006   1.139       1.282           167
                                                                            2005   0.955       1.139            --
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)............. 2014   2.735       2.939        15,489
                                                                            2013   2.159       2.735        36,180
                                                                            2012   1.862       2.159        35,802
                                                                            2011   1.865       1.862        54,453
                                                                            2010   1.638       1.865        61,084
                                                                            2009   1.273       1.638        82,258
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).................... 2008   2.091       1.922            --
                                                                            2007   1.666       2.091       313,886
                                                                            2006   1.578       1.666       835,178
                                                                            2005   1.508       1.578       821,849
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)............... 2014   1.819       1.819         2,337
                                                                            2013   1.736       1.819         2,337
                                                                            2012   1.538       1.736         2,337
                                                                            2011   1.495       1.538         2,337
                                                                            2010   1.329       1.495         2,480
                                                                            2009   0.934       1.329        28,085
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01).................. 2014   3.205       3.359       909,191
                                                                            2013   2.386       3.205       978,123
                                                                            2012   2.107       2.386     1,091,756
                                                                            2011   2.391       2.107     1,156,428
                                                                            2010   1.881       2.391     1,328,863
                                                                            2009   1.362       1.881     1,471,651
                                                                            2008   2.281       1.362     1,777,391
                                                                            2007   2.000       2.281     1,844,186
                                                                            2006   1.800       2.000     1,882,423
                                                                            2005   1.543       1.800     1,625,466
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)............. 2006   1.461       1.710            --
                                                                            2005   1.337       1.461        42,785
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)....... 2014   2.112       1.913        49,774
                                                                            2013   2.156       2.112        66,829
                                                                            2012   1.928       2.156        85,572
                                                                            2011   2.318       1.928       175,694
                                                                            2010   1.994       2.318       179,555
                                                                            2009   1.169       1.994       165,409
                                                                            2008   2.499       1.169       186,090
                                                                            2007   1.963       2.499       164,958
                                                                            2006   1.550       1.963       122,219
                                                                            2005   1.231       1.550        33,302
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2014   1.849       1.625       237,084
                                                                            2013   1.521       1.849       318,412
                                                                            2012   1.302       1.521       294,402
                                                                            2011   1.473       1.302       308,682
                                                                            2010   1.375       1.473       363,643
                                                                            2009   1.015       1.375       331,192
                                                                            2008   1.722       1.015       363,195
                                                                            2007   1.509       1.722       278,047
                                                                            2006   1.257       1.509       170,596
                                                                            2005   1.154       1.257       160,940
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (10/96)........... 2006   2.079       2.429            --
                                                                            2005   1.928       2.079       405,690
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)............ 2006   1.209       1.456            --
                                                                            2005   1.123       1.209       901,050
High Yield Bond Trust
 High Yield Bond Trust (3/97).............................................. 2006   1.984       2.032            --
                                                                            2005   1.981       1.984       333,176
Janus Aspen Series

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Janus Aspen Balanced Subaccount (Service Shares) (7/01)......................... 2006   1.135       1.174            --
                                                                                  2005   1.066       1.135        66,247
 Janus Aspen Enterprise Subaccount (Service Shares) (7/01)....................... 2014   1.872       2.077        49,774
                                                                                  2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
                                                                                  2007   1.078       1.297        76,251
                                                                                  2006   0.962       1.078        56,269
                                                                                  2005   0.869       0.962        48,318
 Janus Aspen Global Research Subaccount (Service Shares) (7/01).................. 2014   1.104       1.169        12,063
                                                                                  2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
                                                                                  2007   0.946       1.022        33,085
                                                                                  2006   0.811       0.946        38,600
                                                                                  2005   0.777       0.811        58,347
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04)................................... 2006   1.156       1.302            --
                                                                                  2005   1.124       1.156        18,518
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (7/01)....................... 2007   0.976       1.040            --
                                                                                  2006   0.920       0.976            --
                                                                                  2005   0.875       0.920            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2014   1.825       2.172       165,484
                                                                                  2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
                                                                                  2007   1.081       1.085       561,203
                                                                                  2006   1.005       1.081       603,150
                                                                                  2005   0.911       1.005       447,111
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.603       1.613            --
                                                                                  2013   1.227       1.603       178,951
                                                                                  2012   1.079       1.227       181,388
                                                                                  2011   1.164       1.079       181,822
                                                                                  2010   1.010       1.164       267,353
                                                                                  2009   0.790       1.010       431,207
                                                                                  2008   1.259       0.790       388,104
                                                                                  2007   1.258       1.259       425,734
                                                                                  2006   1.089       1.258       102,989
                                                                                  2005   1.052       1.089        89,441
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2014   1.789       1.963        56,043
                                                                                  2013   1.392       1.789        49,608
                                                                                  2012   1.214       1.392        50,522
                                                                                  2011   1.197       1.214        43,752
                                                                                  2010   1.075       1.197        36,540
                                                                                  2009   0.891       1.075        66,166
                                                                                  2008   1.275       0.891        63,516
                                                                                  2007   1.189       1.275        61,478
                                                                                  2006   1.048       1.189        45,723
                                                                                  2005   1.016       1.048        47,958
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.932       1.014            --
                                                                                  2010   0.843       0.932         3,212
                                                                                  2009   0.698       0.843        25,106
                                                                                  2008   0.989       0.698        21,763
                                                                                  2007   0.940       0.989        19,653
                                                                                  2006   0.806       0.940        31,397
                                                                                  2005   0.817       0.806        28,767

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2014   1.909
                                                                                           2013   1.533
                                                                                           2012   1.358
                                                                                           2011   1.273
                                                                                           2010   1.147
                                                                                           2009   0.944
                                                                                           2008   1.470
                                                                                           2007   1.458
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
                                                                                           2007   1.562
                                                                                           2006   1.511
                                                                                           2005   1.453
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
                                                                                           2007   1.919
                                                                                           2006   1.642
                                                                                           2005   1.559
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
                                                                                           2007   1.214
                                                                                           2006   1.089
                                                                                           2005   1.050
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.672
                                                                                           2008   1.088
                                                                                           2007   1.049
                                                                                           2006   0.922
                                                                                           2005   0.895
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.050
                                                                                           2010   1.024
                                                                                           2009   0.805
                                                                                           2008   1.440
                                                                                           2007   1.369
                                                                                           2006   1.101
                                                                                           2005   0.997
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.019
                                                                                           2010   0.944
                                                                                           2009   0.813
                                                                                           2008   1.044
                                                                                           2007   1.042
                                                                                           2006   1.012
                                                                                           2005   1.000
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2014   2.385
                                                                                           2013   2.209
                                                                                           2012   1.896
                                                                                           2011   1.873
                                                                                           2010   1.624
                                                                                           2009   1.027
                                                                                           2008   1.484
                                                                                           2007   1.497
                                                                                           2006   1.364
                                                                                           2005   1.345



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (4/07).................... 2.144        11,431
                                                                                           1.909        12,415
                                                                                           1.533        11,384
                                                                                           1.358         4,058
                                                                                           1.273         1,506
                                                                                           1.147         9,035
                                                                                           0.944        11,216
                                                                                           1.470        15,300
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
                                                                                           1.626       635,361
                                                                                           1.562       752,722
                                                                                           1.511       813,934
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
                                                                                           1.971       331,598
                                                                                           1.919       142,965
                                                                                           1.642       120,447
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
                                                                                           1.320       127,089
                                                                                           1.214        52,885
                                                                                           1.089        47,796
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.656            --
                                                                                           0.672       850,955
                                                                                           1.088       860,972
                                                                                           1.049       706,127
                                                                                           0.922       626,919
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.132            --
                                                                                           1.050        96,385
                                                                                           1.024       170,445
                                                                                           0.805       216,559
                                                                                           1.440       262,215
                                                                                           1.369       261,654
                                                                                           1.101       271,620
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.008            --
                                                                                           1.019            --
                                                                                           0.944            --
                                                                                           0.813         7,553
                                                                                           1.044        32,555
                                                                                           1.042        34,273
                                                                                           1.012         9,179
 LMPVIT Western Asset Variable High Income Subaccount (10/96)............................. 2.350        14,245
                                                                                           2.385        21,704
                                                                                           2.209        21,190
                                                                                           1.896        22,363
                                                                                           1.873        36,615
                                                                                           1.624        53,049
                                                                                           1.027        62,411
                                                                                           1.484       141,056
                                                                                           1.497       132,466
                                                                                           1.364       123,485

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............ 2010   1.319       1.314            --
                                                                          2009   1.332       1.319        77,076
                                                                          2008   1.313       1.332       680,677
                                                                          2007   1.266       1.313     1,032,571
                                                                          2006   1.224       1.266     1,014,016
                                                                          2005   1.204       1.224       865,878
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (7/01).............................. 2007   2.132       2.240            --
                                                                          2006   1.826       2.132       218,572
                                                                          2005   1.775       1.826       203,410
 LMPVPI Total Return Subaccount (Class I) (9/98)......................... 2007   1.422       1.465            --
                                                                          2006   1.277       1.422        21,039
                                                                          2005   1.251       1.277        22,927
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (3/97).............................. 2007   1.808       1.903            --
                                                                          2006   1.546       1.808       217,521
                                                                          2005   1.469       1.546       233,308
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (7/03)....... 2007   1.292       1.380            --
                                                                          2006   1.157       1.292        47,691
                                                                          2005   1.116       1.157        34,134
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.311       1.365            --
                                                                          2006   1.131       1.311         4,666
                                                                          2005   1.108       1.131           546
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.380       1.523            --
                                                                          2006   1.243       1.380         1,859
                                                                          2005   1.162       1.243           135
Managed Assets Trust
 Managed Assets Trust (3/97)............................................. 2006   1.871       1.933            --
                                                                          2005   1.822       1.871       663,326
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.479       2.393            --
                                                                          2007   2.365       2.479       358,020
                                                                          2006   2.476       2.365       364,945
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.361       2.416       153,102
                                                                          2013   2.173       2.361       153,193
                                                                          2012   1.880       2.173       175,421
                                                                          2011   1.854       1.880       189,908
                                                                          2010   1.613       1.854       228,281
                                                                          2009   1.107       1.613       382,881
                                                                          2008   1.476       1.107       452,850
                                                                          2007   1.453       1.476       610,595
                                                                          2006   1.374       1.453        16,710
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.097       1.232       496,847
                                                                          2013   1.069       1.097       571,386
                                                                          2012   0.856       1.069       580,431
                                                                          2011   0.914       0.856       576,141
                                                                          2010   0.795       0.914       582,009
                                                                          2009   0.596       0.795       664,240
                                                                          2008   1.031       0.596       754,036
                                                                          2007   1.224       1.031       645,652
                                                                          2006   1.003       1.224       513,630
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   3.645       3.801            --
                                                                          2013   2.855       3.645       916,963
                                                                          2012   2.352       2.855     1,059,779
                                                                          2011   2.567       2.352     1,162,410
                                                                          2010   2.367       2.567     1,309,700
                                                                          2009   1.672       2.367     1,633,919
                                                                          2008   2.909       1.672     2,021,781
                                                                          2007   2.256       2.909     2,304,913
                                                                          2006   2.194       2.256     2,506,161
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   3.790       4.277       811,646
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......... 2014   1.337       1.573        57,605

                    GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2014   2.067
                                                                                           2013   1.598
                                                                                           2012   1.249
                                                                                           2011   1.469
                                                                                           2010   1.273
                                                                                           2009   0.829
                                                                                           2008   1.414
                                                                                           2007   1.443
                                                                                           2006   1.305
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2014   2.296
                                                                                           2013   1.715
                                                                                           2012   1.464
                                                                                           2011   1.503
                                                                                           2010   1.324
                                                                                           2009   1.058
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 2014   1.793
                                                                                           2013   1.392
                                                                                           2012   1.228
                                                                                           2011   1.290
                                                                                           2010   1.039
                                                                                           2009   0.831
                                                                                           2008   1.373
                                                                                           2007   1.507
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2014   2.086
                                                                                           2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.299
                                                                                           2007   1.180
                                                                                           2006   1.185
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 2014   1.616
                                                                                           2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.083
                                                                                           2007   1.107
                                                                                           2006   1.035



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 1.930       157,463
                                                                                           2.067       133,937
                                                                                           1.598       156,743
                                                                                           1.249       126,119
                                                                                           1.469       124,339
                                                                                           1.273       152,308
                                                                                           0.829       100,100
                                                                                           1.414       155,034
                                                                                           1.443        81,224
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.481        66,057
                                                                                           2.296        65,661
                                                                                           1.715        93,924
                                                                                           1.464       133,958
                                                                                           1.503       155,897
                                                                                           1.324       147,107
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07)................................... 1.944        44,985
                                                                                           1.793        62,332
                                                                                           1.392        69,361
                                                                                           1.228        54,327
                                                                                           1.290        54,704
                                                                                           1.039        41,692
                                                                                           0.831        21,959
                                                                                           1.373        82,665
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................................ 2.231        18,424
                                                                                           2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
                                                                                           1.299        39,488
                                                                                           1.180        29,932
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................................ 1.672        52,274
                                                                                           1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
                                                                                           1.083        22,114
                                                                                           1.107        14,240

                         GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009    1.592       1.577           --
                                                                               2008    2.154       1.592      543,843
                                                                               2007    2.049       2.154      583,398
                                                                               2006    1.933       2.049      627,119
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08)..................... 2011    0.676       0.720           --
                                                                               2010    0.638       0.676        2,108
                                                                               2009    0.467       0.638          143
                                                                               2008    0.894       0.467           --
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *.............. 2014    4.075       4.180        1,594
                                                                               2013    3.513       4.075        1,605
                                                                               2012    3.031       3.513        1,617
                                                                               2011    3.105       3.031       12,144
                                                                               2010    2.566       3.105       11,826
                                                                               2009    1.841       2.566       11,841
                                                                               2008    3.058       1.841       41,098
                                                                               2007    2.537       3.058      123,796
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014    2.574       2.675       35,201
                                                                               2013    2.407       2.574       47,102
                                                                               2012    2.151       2.407       34,473
                                                                               2011    2.076       2.151       34,933
                                                                               2010    1.855       2.076       39,173
                                                                               2009    1.369       1.855       34,059
                                                                               2008    1.697       1.369       30,128
                                                                               2007    1.606       1.697       62,141
                                                                               2006    1.528       1.606       23,923
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009    0.624       0.594           --
                                                                               2008    1.101       0.624       50,499
                                                                               2007    0.995       1.101       50,703
                                                                               2006    1.005       0.995       55,010
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014    1.346       1.398      862,106
                                                                               2013    1.051       1.346      771,658
                                                                               2012    0.911       1.051      752,907
                                                                               2011    1.062       0.911      670,237
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........... 2014   11.323      12.230           10
                                                                               2013   10.811      11.323           --
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.................. 2014    1.802       1.812      135,113
                                                                               2013    1.376       1.802      216,717
                                                                               2012    1.180       1.376      249,324
                                                                               2011    1.311       1.180      234,467
                                                                               2010    1.106       1.311      322,476
                                                                               2009    0.885       1.106      355,916
                                                                               2008    1.276       0.885      433,632
                                                                               2007    1.331       1.276      534,019
                                                                               2006    1.302       1.331       51,735
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014    3.145       2.915       33,217
                                                                               2013    3.342       3.145       34,300
                                                                               2012    2.839       3.342       36,314
                                                                               2011    3.520       2.839       30,678
                                                                               2010    2.871       3.520       41,359
                                                                               2009    1.717       2.871       59,930
                                                                               2008    3.893       1.717       57,856
                                                                               2007    3.080       3.893       51,693
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014    1.590       1.463       66,568
                                                                               2013    1.349       1.590      122,906
                                                                               2012    1.169       1.349      119,081
                                                                               2011    1.325       1.169      110,476
                                                                               2010    1.203       1.325       64,304
                                                                               2009    0.925       1.203       62,342
                                                                               2008    1.623       0.925       73,269
                                                                               2007    1.541       1.623       61,884
 MIST MLA Mid Cap Subaccount (Class A) (4/07)................................. 2013    2.450       2.659           --
                                                                               2012    2.347       2.450      192,496
                                                                               2011    2.503       2.347      210,836
                                                                               2010    2.054       2.503      276,944
                                                                               2009    1.515       2.054      318,840
                                                                               2008    1.089       1.515      358,519
                                                                               2007    1.225       1.089          202

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2014    1.415       1.413        3,723
                                                                          2013    1.030       1.415       27,973
                                                                          2012    0.953       1.030       23,545
                                                                          2011    1.036       0.953       19,936
                                                                          2010    0.793       1.036       17,715
                                                                          2009    0.510       0.793       15,868
                                                                          2008    0.917       0.510        2,745
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012    0.864       0.972           --
                                                                          2011    0.883       0.864       84,132
                                                                          2010    0.814       0.883       79,814
                                                                          2009    0.572       0.814      137,194
                                                                          2008    1.018       0.572      478,919
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2014    1.433       1.451       33,968
                                                                          2013    1.138       1.433       81,447
                                                                          2012    0.947       1.138       80,866
                                                                          2011    1.044       0.947      103,855
                                                                          2010    0.909       1.044      116,468
                                                                          2009    0.655       0.909      166,216
                                                                          2008    1.111       0.655      380,955
                                                                          2007    1.056       1.111      510,670
                                                                          2006    0.996       1.056      916,784
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014    1.404       1.418      758,613
                                                                          2013    1.117       1.404      824,624
                                                                          2012    0.933       1.117      830,232
                                                                          2011    1.030       0.933      809,087
                                                                          2010    0.899       1.030      912,693
                                                                          2009    0.651       0.899    1,028,396
                                                                          2008    1.107       0.651    1,222,749
                                                                          2007    1.054       1.107    1,332,839
                                                                          2006    0.996       1.054    1,236,065
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2014    1.339       1.366      191,982
                                                                          2013    1.488       1.339      232,880
                                                                          2012    1.377       1.488      284,516
                                                                          2011    1.249       1.377      233,791
                                                                          2010    1.170       1.249      233,097
                                                                          2009    1.000       1.170      259,025
                                                                          2008    1.083       1.000      201,107
                                                                          2007    1.020       1.083        3,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014    1.878       1.934      512,148
                                                                          2013    1.937       1.878      610,215
                                                                          2012    1.793       1.937      524,687
                                                                          2011    1.758       1.793      508,642
                                                                          2010    1.644       1.758      578,756
                                                                          2009    1.471       1.644      532,062
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014    2.024       2.224       67,850
                                                                          2013    1.539       2.024       81,633
                                                                          2012    1.407       1.539       83,672
                                                                          2011    1.491       1.407       92,595
                                                                          2010    1.298       1.491       97,643
                                                                          2009    1.060       1.298      103,948
                                                                          2008    1.596       1.060      147,414
                                                                          2007    1.538       1.596      154,843
                                                                          2006    1.426       1.538      186,585
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007    1.120       1.239           --
                                                                          2006    1.061       1.120           64
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014    2.464       2.547       74,500
                                                                          2013    2.454       2.464       75,505
                                                                          2012    2.224       2.454      178,042
                                                                          2011    2.171       2.224      162,513
                                                                          2010    1.958       2.171      165,254
                                                                          2009    1.488       1.958      180,217
                                                                          2008    1.687       1.488      365,236
                                                                          2007    1.600       1.687      362,331
                                                                          2006    1.540       1.600      302,457
 MIST Pyramis(Reg. TM) Managed Risk Subaccount (Class B) (4/13).......... 2014   10.772      11.569           --
                                                                          2013   10.217      10.772           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014    1.387       1.553      231,421

                        GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.049       1.387       224,383
                                                                            2012   0.899       1.049       218,266
                                                                            2011   0.948       0.899       272,633
                                                                            2010   0.819       0.948       335,717
                                                                            2009   0.700       0.819       383,584
                                                                            2008   1.111       0.700       344,914
                                                                            2007   1.081       1.111       323,935
                                                                            2006   1.001       1.081       238,788
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)............ 2014   1.616       1.768       121,758
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................... 2007   1.382       1.452            --
                                                                            2006   1.301       1.382        41,400
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................... 2014   1.743       1.958           295
                                                                            2013   1.314       1.743        76,800
                                                                            2012   1.171       1.314        71,598
                                                                            2011   1.182       1.171        55,400
                                                                            2010   1.063       1.182       100,710
                                                                            2009   0.902       1.063       108,152
                                                                            2008   1.455       0.902        92,630
                                                                            2007   1.440       1.455        49,767
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (10/96).......... 2007   1.666       1.721            --
                                                                            2006   1.615       1.666     3,159,459
                                                                            2005   1.601       1.615     3,084,611
 MetLife Investment International Stock Subaccount (Class I) (3/97)........ 2007   1.891       2.031            --
                                                                            2006   1.512       1.891     1,647,916
                                                                            2005   1.334       1.512     1,941,264
 MetLife Investment Large Company Stock Subaccount (Class I) (10/96)....... 2007   1.369       1.431            --
                                                                            2006   1.230       1.369     3,400,027
                                                                            2005   1.167       1.230     3,599,368
 MetLife Investment Small Company Stock Subaccount (Class I) (10/96)....... 2007   1.803       1.802            --
                                                                            2006   1.604       1.803     1,232,826
                                                                            2005   1.513       1.604     1,316,120
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *.......... 2014   2.099       2.196       217,718
                                                                            2013   2.174       2.099       243,589
                                                                            2012   2.117       2.174       254,615
                                                                            2011   1.992       2.117       287,632
                                                                            2010   1.900       1.992       304,159
                                                                            2009   1.827       1.900       328,897
                                                                            2008   1.744       1.827       426,703
                                                                            2007   1.720       1.744       499,566
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)..................... 2014   1.835       1.943       222,669
                                                                            2013   1.871       1.835       271,021
                                                                            2012   1.760       1.871       314,653
                                                                            2011   1.671       1.760       345,369
                                                                            2010   1.560       1.671       315,228
                                                                            2009   1.441       1.560       351,895
                                                                            2008   1.510       1.441       379,320
                                                                            2007   1.437       1.510       332,369
                                                                            2006   1.379       1.437       447,838
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)............ 2014   1.649       1.775       347,449
                                                                            2013   1.243       1.649       458,293
                                                                            2012   1.099       1.243       477,138
                                                                            2011   1.221       1.099       502,741
                                                                            2010   1.031       1.221       595,483
                                                                            2009   0.816       1.031       916,928
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)............ 2009   2.070       2.794            --
                                                                            2008   3.194       2.070            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)................. 2014   1.670       1.811        16,096
                                                                            2013   1.282       1.670        24,187
                                                                            2012   1.138       1.282        29,043
                                                                            2011   1.128       1.138         9,497
                                                                            2010   1.048       1.128         6,667
                                                                            2009   0.954       1.048         5,411
                                                                            2008   1.396       0.954            --

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.189       1.175       658,118
                                                                        2013   1.203       1.189     2,505,635
                                                                        2012   1.217       1.203     2,597,547
                                                                        2011   1.231       1.217     2,588,171
                                                                        2010   1.245       1.231     2,791,932
                                                                        2009   1.254       1.245     2,805,600
                                                                        2008   1.233       1.254     3,192,687
                                                                        2007   1.188       1.233     3,278,590
                                                                        2006   1.158       1.188     3,215,541
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.645       0.639            --
                                                                        2008   1.092       0.645         1,731
                                                                        2007   1.150       1.092         4,408
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.760       0.795            --
                                                                        2008   1.394       0.760     1,168,891
                                                                        2007   1.356       1.394     1,224,247
                                                                        2006   1.334       1.356     1,320,970
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.459       1.609            --
                                                                        2012   1.277       1.459       125,105
                                                                        2011   1.377       1.277       152,347
                                                                        2010   1.217       1.377       164,483
                                                                        2009   1.012       1.217       269,013
                                                                        2008   1.678       1.012       274,630
                                                                        2007   1.631       1.678       338,801
                                                                        2006   1.585       1.631       382,714
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.934       2.123       155,329
                                                                        2013   1.475       1.934       161,467
                                                                        2012   1.346       1.475       173,731
                                                                        2011   1.405       1.346       177,509
                                                                        2010   1.234       1.405       218,821
                                                                        2009   0.837       1.234       316,288
                                                                        2008   1.560       0.837       356,043
                                                                        2007   1.310       1.560       332,537
                                                                        2006   1.338       1.310       388,150
 MSF Jennison Growth Subaccount (Class A) (4/12)....................... 2014   1.268       1.367       111,795
                                                                        2013   0.936       1.268       104,348
                                                                        2012   0.970       0.936       177,690
 MSF Jennison Growth Subaccount (Class B) (4/08)....................... 2012   0.857       0.979            --
                                                                        2011   0.865       0.857        31,904
                                                                        2010   0.786       0.865        34,134
                                                                        2009   0.570       0.786        30,990
                                                                        2008   0.858       0.570        45,078
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)......... 2011   0.981       1.065            --
                                                                        2010   0.858       0.981       376,649
                                                                        2009   0.660       0.858       385,597
                                                                        2008   1.121       0.660       417,149
                                                                        2007   1.098       1.121       310,613
                                                                        2006   1.000       1.098         2,538
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06)........... 2014   1.368       1.413       167,916
                                                                        2013   1.327       1.368       440,115
                                                                        2012   1.229       1.327       347,794
                                                                        2011   1.204       1.229       332,770
                                                                        2010   1.107       1.204       368,759
                                                                        2009   0.929       1.107       447,744
                                                                        2008   1.098       0.929       200,478
                                                                        2007   1.052       1.098       180,965
                                                                        2006   1.000       1.052        25,702
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (2/06)........... 2014   1.398       1.450     1,255,698
                                                                        2013   1.275       1.398     1,357,838
                                                                        2012   1.157       1.275     1,346,351
                                                                        2011   1.158       1.157     1,487,486
                                                                        2010   1.051       1.158     1,494,445
                                                                        2009   0.859       1.051     1,374,926
                                                                        2008   1.109       0.859     1,572,585
                                                                        2007   1.070       1.109     1,363,809
                                                                        2006   1.000       1.070        99,260
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (2/06)........... 2014   1.409       1.463     4,086,334

                      GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013    1.208       1.409    4,848,741
                                                                        2012    1.079       1.208    4,921,137
                                                                        2011    1.107       1.079    4,808,567
                                                                        2010    0.989       1.107    4,765,998
                                                                        2009    0.791       0.989    4,738,265
                                                                        2008    1.121       0.791    5,929,292
                                                                        2007    1.087       1.121    5,364,482
                                                                        2006    1.000       1.087      160,226
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (2/06)........... 2014    1.403       1.460    2,845,003
                                                                        2013    1.142       1.403    2,856,847
                                                                        2012    1.001       1.142    3,128,957
                                                                        2011    1.052       1.001    2,991,247
                                                                        2010    0.928       1.052    3,104,348
                                                                        2009    0.727       0.928    3,568,201
                                                                        2008    1.134       0.727    4,543,502
                                                                        2007    1.105       1.134    4,050,840
                                                                        2006    1.000       1.105       97,071
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)........... 2014   25.885      27.947          476
                                                                        2013   22.194      25.885          304
 MSF MetLife Stock Index Subaccount (Class A) (4/07) *................. 2014    2.891       3.240      619,430
                                                                        2013    2.214       2.891      701,377
                                                                        2012    1.935       2.214      698,925
                                                                        2011    1.921       1.935      715,941
                                                                        2010    1.692       1.921      697,013
                                                                        2009    1.356       1.692    1,021,123
                                                                        2008    2.180       1.356      824,665
                                                                        2007    2.197       2.180      892,378
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014    2.813       3.015    1,175,069
                                                                        2013    2.396       2.813    1,340,382
                                                                        2012    2.177       2.396    1,512,010
                                                                        2011    2.154       2.177    1,626,988
                                                                        2010    1.984       2.154    1,746,941
                                                                        2009    1.695       1.984    2,269,079
                                                                        2008    2.207       1.695    2,484,195
                                                                        2007    2.144       2.207    2,565,350
                                                                        2006    1.999       2.144    2,442,765
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014    2.044       2.239    1,233,695
                                                                        2013    1.523       2.044    1,410,861
                                                                        2012    1.321       1.523    1,541,857
                                                                        2011    1.325       1.321    1,632,316
                                                                        2010    1.203       1.325    1,772,834
                                                                        2009    1.007       1.203    1,913,290
                                                                        2008    1.510       1.007    2,054,169
                                                                        2007    1.419       1.510    2,268,880
                                                                        2006    1.280       1.419    1,920,734
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2014    1.902       1.767      329,597
                                                                        2013    1.578       1.902      421,639
                                                                        2012    1.349       1.578      419,177
                                                                        2011    1.560       1.349      409,104
                                                                        2010    1.459       1.560      405,607
                                                                        2009    1.147       1.459      426,910
                                                                        2008    2.003       1.147      446,421
                                                                        2007    2.051       2.003      368,700
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014    3.354       3.316      127,267
                                                                        2013    2.677       3.354      139,118
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2014    2.746       2.852      241,869
                                                                        2013    2.005       2.746      283,372
                                                                        2012    1.743       2.005      302,245
                                                                        2011    1.839       1.743      306,203
                                                                        2010    1.466       1.839      342,008
                                                                        2009    1.176       1.466      354,741
                                                                        2008    1.790       1.176      514,574
                                                                        2007    1.842       1.790      479,012
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2014    2.284       2.457       31,532

                           GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.665       2.284        13,875
                                                                                   2012   1.419       1.665         9,522
                                                                                   2011   1.455       1.419        23,928
                                                                                   2010   1.261       1.455        25,576
                                                                                   2009   0.892       1.261        13,023
                                                                                   2008   1.457       0.892        13,043
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2014   3.055       3.221       344,412
                                                                                   2013   2.144       3.055       334,477
                                                                                   2012   1.871       2.144       388,949
                                                                                   2011   1.866       1.871       401,193
                                                                                   2010   1.401       1.866       444,326
                                                                                   2009   1.023       1.401       539,837
                                                                                   2008   1.551       1.023       646,804
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   2.165       2.251            --
                                                                                   2006   2.032       2.165       365,145
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.999       2.034       175,057
                                                                                   2013   2.034       1.999       270,128
                                                                                   2012   1.987       2.034       336,737
                                                                                   2011   1.902       1.987       339,470
                                                                                   2010   1.816       1.902       349,233
                                                                                   2009   1.758       1.816       408,689
                                                                                   2008   1.782       1.758       484,798
                                                                                   2007   1.725       1.782       670,477
                                                                                   2006   1.662       1.725       639,799
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2014   2.255       2.465       239,913
                                                                                   2013   1.892       2.255       246,649
                                                                                   2012   1.703       1.892       308,424
                                                                                   2011   1.659       1.703       307,575
                                                                                   2010   1.531       1.659       354,602
                                                                                   2009   1.320       1.531       475,581
                                                                                   2008   1.776       1.320        80,729
                                                                                   2007   1.757       1.776       188,221
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.605       1.755       242,663
                                                                                   2013   1.214       1.605       270,717
                                                                                   2012   1.088       1.214       309,571
                                                                                   2011   1.147       1.088       303,370
                                                                                   2010   1.036       1.147       332,691
                                                                                   2009   0.794       1.036       379,785
                                                                                   2008   1.282       0.794       466,832
Money Market Portfolio
 Money Market Subaccount (9/98)................................................... 2006   1.146       1.158            --
                                                                                   2005   1.127       1.146     1,320,152
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.124       1.190            --
                                                                                   2005   1.076       1.124            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (10/05).................. 2007   0.994       1.016            --
                                                                                   2006   0.999       0.994            --
                                                                                   2005   1.000       0.999            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).................. 2009   1.418       1.467            --
                                                                                   2008   1.368       1.418       315,874
                                                                                   2007   1.273       1.368       228,125
                                                                                   2006   1.240       1.273       198,678
                                                                                   2005   1.224       1.240       155,217
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).......................... 2008   0.990       0.920            --
                                                                                   2007   0.908       0.990            --
                                                                                   2006   0.827       0.908         8,677
                                                                                   2005   0.780       0.827        15,111
 Putnam VT International Equity Subaccount (Class IB) (7/01)...................... 2007   1.429       1.549            --
                                                                                   2006   1.132       1.429        45,624
                                                                                   2005   1.020       1.132        44,320
 Putnam VT Small Cap Value Subaccount (Class IB) (7/01)........................... 2007   1.995       2.134            --
                                                                                   2006   1.721       1.995       232,931
                                                                                   2005   1.626       1.721       146,395

                       GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01).................... 2006   0.942       1.005            --
                                                                          2005   0.876       0.942        47,271
 Travelers Convertible Securities Subaccount (8/99)...................... 2006   1.432       1.528            --
                                                                          2005   1.443       1.432        19,865
 Travelers Disciplined Mid Cap Stock Subaccount (9/98)................... 2006   2.264       2.476            --
                                                                          2005   2.037       2.264       371,108
 Travelers Equity Income Subaccount (7/97)............................... 2006   1.506       1.585            --
                                                                          2005   1.458       1.506       365,688
 Travelers Federated High Yield Subaccount (10/97)....................... 2006   1.338       1.374            --
                                                                          2005   1.320       1.338        14,688
 Travelers Federated Stock Subaccount (7/97)............................. 2006   1.548       1.605            --
                                                                          2005   1.487       1.548        71,923
 Travelers Large Cap Subaccount (7/97)................................... 2006   1.293       1.334            --
                                                                          2005   1.203       1.293       453,634
 Travelers Mercury Large Cap Core Subaccount (10/98)..................... 2006   1.224       1.301            --
                                                                          2005   1.105       1.224        20,460
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (9/98)................. 2006   1.263       1.338            --
                                                                          2005   1.239       1.263       340,916
 Travelers MFS(Reg. TM) Total Return Subaccount (3/97)................... 2006   1.934       1.999            --
                                                                          2005   1.900       1.934     2,332,491
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.183       1.280            --
                                                                          2005   1.124       1.183     1,774,906
 Travelers Mondrian International Stock Subaccount (8/97)................ 2006   1.135       1.305            --
                                                                          2005   1.048       1.135        87,375
 Travelers Pioneer Fund Subaccount (3/97)................................ 2006   1.342       1.426            --
                                                                          2005   1.281       1.342       174,734
 Travelers Pioneer Mid Cap Value Subaccount (8/05)....................... 2006   1.007       1.061            --
                                                                          2005   1.000       1.007            --
 Travelers Pioneer Strategic Income Subaccount (10/96)................... 2006   1.522       1.540            --
                                                                          2005   1.485       1.522       218,154
 Travelers Quality Bond Subaccount (9/97)................................ 2006   1.390       1.379            --
                                                                          2005   1.383       1.390       429,437
 Travelers Strategic Equity Subaccount (3/97)............................ 2006   1.483       1.550            --
                                                                          2005   1.470       1.483       757,966
 Travelers Style Focus Series: Small Cap Growth Subaccount (7/05)........ 2006   1.028       1.185            --
                                                                          2005   1.000       1.028            --
 Travelers Style Focus Series: Small Cap Value Subaccount (3/06)......... 2006   1.000       1.035            --
 Travelers U.S. Government Securities Subaccount (10/96)................. 2006   1.721       1.662            --
                                                                          2005   1.669       1.721       648,697
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........... 2014   2.419       2.614       150,155
                                                                          2013   2.061       2.419       152,619
                                                                          2012   1.884       2.061       185,737
                                                                          2011   1.906       1.884       151,574
                                                                          2010   1.719       1.906       163,185
                                                                          2009   1.415       1.719       186,027
                                                                          2008   1.914       1.415       257,988
                                                                          2007   1.746       1.914       386,633
                                                                          2006   1.640       1.746       363,311
                                                                          2005   1.589       1.640       394,874
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)...................... 2009   1.053       1.023            --
                                                                          2008   1.659       1.053       145,603
                                                                          2007   1.719       1.659       146,226
                                                                          2006   1.498       1.719       124,551
                                                                          2005   1.455       1.498       138,328
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.569       0.584            --

               GOLD TRACK SELECT MUSA -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                     UNIT      UNIT     NUMBER OF
                                                                    VALUE      VALUE      UNITS
                                                                      AT        AT     OUTSTANDING
                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                             YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------- ------ ----------- -------- ------------
                                                          2008   1.010       0.569        8,318
                                                          2007   0.909       1.010        6,848
                                                          2006   0.861       0.909        5,763
                                                          2005   0.807       0.861       10,445
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (9/98)........ 2014   2.486       2.567       23,110
                                                          2013   2.191       2.486       32,955
                                                          2012   1.945       2.191       32,858
                                                          2011   2.121       1.945       31,033
                                                          2010   1.830       2.121       33,357
                                                          2009   1.156       1.830       36,194
                                                          2008   2.108       1.156       32,671
                                                          2007   2.148       2.108       28,034
                                                          2006   1.877       2.148       26,730
                                                          2005   1.630       1.877       24,512


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(Reg. TM) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive
Balanced Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL         GLOBAL THEMATIC                              AMERICAN FUNDS
                                                 APPRECIATION              GROWTH          AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -------------------   -------------------   ---------------------  -------------------
ASSETS:
   Investments at fair value...............   $         3,369,272   $           831,818    $         6,766,160   $       124,133,875
   Due from MetLife Insurance
     Company USA...........................                    --                    --                     --                    --
                                              -------------------   -------------------   ---------------------  -------------------
       Total Assets........................             3,369,272               831,818              6,766,160           124,133,875
                                              -------------------   -------------------   ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA...........................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------
       Total Liabilities...................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------

NET ASSETS.................................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......   $         3,369,272   $           831,818    $         6,766,160   $       124,020,805
   Net assets from contracts in payout.....                    --                    --                     --               113,065
                                              -------------------   -------------------   ---------------------  -------------------
       Total Net Assets....................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,794,308  $       273,472,223  $        242,579,701  $         11,900,886
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................             2,794,308          273,472,223           242,579,701            11,900,887
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,783,891  $       273,204,194  $        242,427,822  $         11,900,887
   Net assets from contracts in payout..                10,417              268,021               151,871                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY        FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH        CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         2,817,920  $          6,302,018  $            754,943  $       240,965,809
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             2,817,920             6,302,018               754,943          240,965,809
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         2,817,918  $          6,302,015  $            754,943  $       240,731,785
   Net assets from contracts in payout..                    --                    --                    --              234,018
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================

                                             FIDELITY VIP
                                            DYNAMIC CAPITAL        FIDELITY VIP
                                             APPRECIATION          EQUITY-INCOME
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,212,497  $        257,632,017
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            2,212,497           257,632,017
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                    1                    --
                                          -------------------  --------------------

NET ASSETS..............................  $         2,212,496  $        257,632,017
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,212,496  $        257,217,815
   Net assets from contracts in payout..                   --               414,202
                                          -------------------  --------------------
        Total Net Assets................  $         2,212,496  $        257,632,017
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                               FIDELITY VIP       FIDELITY VIP HIGH                           FTVIPT FRANKLIN
                                             FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP      INCOME VIP
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        46,949,186  $        21,901,591   $       284,320,525  $        28,076,574
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           46,949,186           21,901,591           284,320,525           28,076,574
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        46,949,186  $        21,854,940   $       284,000,668  $        28,061,130
   Net assets from contracts in payout....                   --               46,649               319,850               15,441
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================

                                                                                         FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                              FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP         DEVELOPING
                                             MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP           MARKETS VIP
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        20,922,139   $        20,296,368  $        31,983,353  $        19,231,356
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   16
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................           20,922,139            20,296,368           31,983,353           19,231,372
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        20,922,139   $        20,296,254  $        31,954,214  $        19,228,944
   Net assets from contracts in payout....                   --                    --               29,133                2,428
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================


                                              FTVIPT TEMPLETON       INVESCO V.I.
                                                 FOREIGN VIP           COMSTOCK
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        72,158,894  $         6,878,893
   Due from MetLife Insurance
     Company USA..........................                   --                   20
                                            -------------------  -------------------
       Total Assets.......................           72,158,894            6,878,913
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                   --
                                            -------------------  -------------------
       Total Liabilities..................                    4                   --
                                            -------------------  -------------------

NET ASSETS................................  $        72,158,890  $         6,878,913
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        72,058,619  $         6,823,897
   Net assets from contracts in payout....              100,271               55,016
                                            -------------------  -------------------
       Total Net Assets...................  $        72,158,890  $         6,878,913
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,404,786  $         65,679,718  $         10,593,180   $          1,632,994
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................             1,404,786            65,679,718            10,593,180              1,632,994
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,391,396  $         65,623,696  $         10,476,046   $          1,632,992
   Net assets from contracts in payout..                13,388                56,022               117,133                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================


                                              INVESCO V.I.           JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                              S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH          OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,376,295  $         13,633,119  $            964,841  $         41,260,094
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,376,295            13,633,119               964,841            41,260,094
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,370,233  $         13,626,327  $            964,819  $         41,190,481
   Net assets from contracts in payout..                 6,062                 6,787                    --                69,613
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        439,598,710  $        301,512,214
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           439,598,710           301,512,214
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                   285
                                          --------------------  --------------------
        Total Liabilities...............                     7                   285
                                          --------------------  --------------------

NET ASSETS..............................  $        439,598,703  $        301,511,929
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        439,064,947  $        301,233,872
   Net assets from contracts in payout..               533,756               278,057
                                          --------------------  --------------------
        Total Net Assets................  $        439,598,703  $        301,511,929
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       114,208,212   $       101,931,601   $       136,570,932   $        38,689,454
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................          114,208,212           101,931,601           136,570,932            38,689,454
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       114,102,099   $       101,482,685   $       135,934,844   $        38,452,420
   Net assets from contracts in payout....              106,106               448,907               636,080               237,030
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================

                                                   LMPVET               LMPVET               LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                              SMALL CAP GROWTH      ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        60,699,080  $        59,118,500  $        37,227,976  $        24,272,557
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            60,699,080           59,118,500           37,227,976           24,272,557
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        60,497,243  $        58,949,453  $        37,227,353  $        24,266,234
   Net assets from contracts in payout....               201,831              169,047                  623                6,322
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================

                                               LMPVIT WESTERN        LMPVIT WESTERN
                                            ASSET VARIABLE GLOBAL  ASSET VARIABLE HIGH
                                               HIGH YIELD BOND           INCOME
                                                 SUBACCOUNT            SUBACCOUNT
                                            ---------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,593,998   $        78,692,688
   Due from MetLife Insurance
     Company USA..........................                    --                    --
                                            ---------------------  -------------------
       Total Assets.......................             7,593,998            78,692,688
                                            ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     2                     5
                                            ---------------------  -------------------
       Total Liabilities..................                     2                     5
                                            ---------------------  -------------------

NET ASSETS................................   $         7,593,996   $        78,692,683
                                            =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,506,397   $        78,261,442
   Net assets from contracts in payout....                87,599               431,241
                                            ---------------------  -------------------
       Total Net Assets...................   $         7,593,996   $        78,692,683
                                            =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                               FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK
                                                 ALLOCATION           ALLOCATION           ALLOCATION           HIGH YIELD
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,360,096  $         3,718,851  $         2,864,383  $       104,638,903
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,360,096            3,718,851            2,864,383          104,638,903
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,360,096  $         3,718,850  $         2,864,383  $       104,574,911
   Net assets from contracts in payout....                   --                   --                   --               63,976
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS
                                            MIST CLARION GLOBAL   MIST CLEARBRIDGE          OAKMARK           MIST INVESCO
                                                REAL ESTATE       AGGRESSIVE GROWTH      INTERNATIONAL          COMSTOCK
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        77,846,982  $       614,674,483  $        67,655,911  $       233,561,077
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           77,846,982          614,674,483           67,655,911          233,561,077
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        77,708,503  $       613,334,195  $        67,609,387  $       233,057,849
   Net assets from contracts in payout....              138,473            1,340,279               46,517              503,219
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO         MIST INVESCO
                                               MID CAP VALUE      SMALL CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        52,410,959  $        14,198,354
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           52,410,959           14,198,354
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                    6
                                            -------------------  -------------------
       Total Liabilities..................                    7                    6
                                            -------------------  -------------------

NET ASSETS................................  $        52,410,952  $        14,198,348
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        52,327,158  $        14,185,060
   Net assets from contracts in payout....               83,794               13,288
                                            -------------------  -------------------
       Total Net Assets...................  $        52,410,952  $        14,198,348
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,340,014  $       149,334,908  $        41,083,554  $         4,142,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,340,014          149,334,908           41,083,554            4,142,616
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,326,283  $       149,015,912  $        41,036,003  $         4,132,192
   Net assets from contracts in payout....               13,723              318,993               47,547               10,424
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                            ASSET ALLOCATION 100     TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,831,388  $            12,425  $       120,747,352  $        53,420,824
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,831,388               12,425          120,747,352           53,420,824
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,831,385  $            12,424  $       120,549,018  $        53,347,979
   Net assets from contracts in payout....                    --                   --              198,329               72,837
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================

                                                                     MIST MORGAN
                                             MIST MFS RESEARCH     STANLEY MID CAP
                                               INTERNATIONAL           GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       72,277,221  $        11,736,550
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          72,277,221           11,736,550
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   6                    4
                                            ------------------  -------------------
       Total Liabilities..................                   6                    4
                                            ------------------  -------------------

NET ASSETS................................  $       72,277,215  $        11,736,546
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       72,131,852  $        11,707,391
   Net assets from contracts in payout....             145,363               29,155
                                            ------------------  -------------------
       Total Net Assets...................  $       72,277,215  $        11,736,546
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                     MIST PIMCO
                                             MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                               GLOBAL EQUITY            BOND                RETURN          MIST PIONEER FUND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      351,667,658  $        65,747,518   $       243,988,074  $       57,774,396
   Due from MetLife Insurance
     Company USA..........................                  --                   --                    --                  --
                                            ------------------  --------------------  -------------------  ------------------
       Total Assets.......................         351,667,658           65,747,518           243,988,074          57,774,396
                                            ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------
       Total Liabilities..................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------

NET ASSETS................................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      351,470,253  $        65,646,508   $       243,369,323  $       57,624,152
   Net assets from contracts in payout....             197,381              101,003               618,744             150,235
                                            ------------------  --------------------  -------------------  ------------------
       Total Net Assets...................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================


                                               MIST PIONEER         MIST PYRAMIS       MIST SSGA GROWTH    MIST SSGA GROWTH
                                             STRATEGIC INCOME       MANAGED RISK        AND INCOME ETF            ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       152,052,581  $           11,539  $       122,762,323  $       156,905,463
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          152,052,581              11,539          122,762,323          156,905,463
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       151,838,023  $           11,539  $       122,762,323  $       156,905,463
   Net assets from contracts in payout....              214,550                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE  MIST T. ROWE PRICE
                                              LARGE CAP VALUE     MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      443,370,574  $         2,094,287
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         443,370,574            2,094,287
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  16                    1
                                            ------------------  -------------------
       Total Liabilities..................                  16                    1
                                            ------------------  -------------------

NET ASSETS................................  $      443,370,558  $         2,094,286
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      442,751,028  $         2,094,286
   Net assets from contracts in payout....             619,530                   --
                                            ------------------  -------------------
       Total Net Assets...................  $      443,370,558  $         2,094,286
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF BARCLAYS
                                                 MIST WMC          MORGAN STANLEY      AGGREGATE BOND     MSF BLACKROCK BOND
                                            LARGE CAP RESEARCH    MULTI CAP GROWTH          INDEX               INCOME
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       46,264,422  $           914,005  $        75,845,003  $      171,167,583
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          46,264,422              914,005           75,845,003         171,167,583
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       46,192,239  $           914,004  $        75,724,869  $      170,720,986
   Net assets from contracts in payout....              72,179                   --              120,134             446,583
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================


                                                MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK       MSF FRONTIER
                                            CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET       MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            --------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $       201,471,723  $       12,887,182  $       260,028,984  $        88,449,755
   Due from MetLife Insurance
     Company USA..........................                    --                  --                  238                   --
                                            --------------------  ------------------  -------------------  -------------------
       Total Assets.......................           201,471,723          12,887,182          260,029,222           88,449,755
                                            --------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------

NET ASSETS................................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       200,150,994  $       12,887,179  $       259,302,887  $        88,270,634
   Net assets from contracts in payout....             1,320,718                  --              726,335              179,113
                                            --------------------  ------------------  -------------------  -------------------
       Total Net Assets...................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================


                                                                  MSF LOOMIS SAYLES
                                            MSF JENNISON GROWTH    SMALL CAP CORE
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      376,259,292   $           725,824
   Due from MetLife Insurance
     Company USA..........................                  --                     2
                                            -------------------  -------------------
       Total Assets.......................         376,259,292               725,826
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   5                    --
                                            -------------------  -------------------
       Total Liabilities..................                   5                    --
                                            -------------------  -------------------

NET ASSETS................................  $      376,259,287   $           725,826
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      375,992,502   $           725,826
   Net assets from contracts in payout....             266,785                    --
                                            -------------------  -------------------
       Total Net Assets...................  $      376,259,287   $           725,826
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                        MSF
                                                                  MET/DIMENSIONAL
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                             MID CAP VALUE            COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,961,420  $         1,388,812   $         29,613,605  $        87,527,054
   Due from MetLife Insurance
     Company USA........................                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................            1,961,420            1,388,812             29,613,605           87,527,054
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,961,420  $         1,388,811   $         29,613,599  $        87,492,323
   Net assets from contracts in payout..                   --                   --                     --               34,726
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================



                                               MSF METLIFE          MSF METLIFE        MSF METLIFE MID      MSF METLIFE STOCK
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80    CAP STOCK INDEX            INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $       550,983,260  $       645,019,175  $        16,117,119  $       948,735,717
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           550,983,260          645,019,175           16,117,119          948,735,717
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       550,983,256  $       644,967,998  $        16,117,119  $       944,769,256
   Net assets from contracts in payout..                    --               51,161                   --            3,966,444
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================



                                              MSF MFS TOTAL
                                                 RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        427,404,174  $       149,803,847
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           427,404,174          149,803,847
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    25                   31
                                          --------------------  -------------------
       Total Liabilities................                    25                   31
                                          --------------------  -------------------

NET ASSETS..............................  $        427,404,149  $       149,803,816
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,127,027  $       149,671,228
   Net assets from contracts in payout..             1,277,122              132,588
                                          --------------------  -------------------
       Total Net Assets.................  $        427,404,149  $       149,803,816
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                 MSF MSCI           MSF NEUBERGER     MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                EAFE INDEX         BERMAN GENESIS           INDEX          LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       55,159,835  $        69,389,905  $       114,688,189  $       59,661,392
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          55,159,835           69,389,905          114,688,189          59,661,392
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       55,109,972  $        69,359,916  $       114,630,764  $       59,393,613
   Net assets from contracts in payout....              49,863               29,964               57,425             267,768
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================

                                                                   MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MSF T. ROWE PRICE   MANAGEMENT STRATEGIC    MANAGEMENT U.S.          MSF WMC
                                             SMALL CAP GROWTH     BOND OPPORTUNITIES       GOVERNMENT            BALANCED
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,139,547   $       39,669,740   $        98,096,577  $       263,144,758
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,139,547           39,669,740            98,096,577          263,144,758
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,080,151   $       39,516,671   $        97,895,283  $       262,480,655
   Net assets from contracts in payout....               59,392              153,066               201,289              664,101
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================

                                                  MSF WMC
                                                CORE EQUITY         PIONEER VCT
                                               OPPORTUNITIES       MID CAP VALUE
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       96,109,892  $        27,355,305
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          96,109,892           27,355,305
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   9                    3
                                            ------------------  -------------------
       Total Liabilities..................                   9                    3
                                            ------------------  -------------------

NET ASSETS................................  $       96,109,883  $        27,355,302
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       96,040,199  $        27,355,302
   Net assets from contracts in payout....              69,684                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       96,109,883  $        27,355,302
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                               PIONEER VCT REAL      TAP 1919 VARIABLE                              WELLS FARGO VT
                                                 ESTATE SHARES      RESPONSIVE BALANCED        UIF GROWTH           SMALL CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $         9,986,469   $         43,091,033   $          6,688,279   $         2,543,972
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................             9,986,469             43,091,033              6,688,279             2,543,972
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,986,466   $         43,078,306   $          6,642,008   $         2,507,026
   Net assets from contracts in payout....                    --                 12,724                 46,270                36,946
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                     ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL        GLOBAL THEMATIC                            AMERICAN FUNDS
                                                 APPRECIATION             GROWTH         AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $                --   $           133,598  $         1,488,114
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                62,574               14,197               106,429            2,086,722
      Administrative charges...............                 5,234                1,321                11,088              182,317
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                67,808               15,518               117,517            2,269,039
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (67,808)             (15,518)                16,081            (780,925)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               505,154                   --                 2,744           13,371,511
      Realized gains (losses) on sale of
        investments........................               289,635               32,668                44,801            9,641,896
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               794,789               32,668                47,545           23,013,407
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (344,060)                9,377               205,588         (21,669,707)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               450,729               42,045               253,133            1,343,700
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           382,921  $            26,527   $           269,214  $           562,775
                                             ====================  ===================  ====================  ===================

                                                AMERICAN FUNDS
                                                 GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS     DELAWARE VIP SMALL
                                                CAPITALIZATION           GROWTH             GROWTH-INCOME          CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              3,581  $         2,150,514  $          3,128,051  $            77,229
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,226            4,764,925             4,280,688               91,382
      Administrative charges...............                 4,925              408,773               370,199                  221
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                53,151            5,173,698             4,650,887               91,603
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (49,570)          (3,023,184)           (1,522,836)             (14,374)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                15,087           14,558,158            12,566,300            1,189,595
      Realized gains (losses) on sale of
        investments........................               310,319           24,636,682            20,379,081            1,270,288
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               325,406           39,194,840            32,945,381            2,459,883
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (247,183)         (17,668,571)           (9,878,667)          (1,772,697)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                78,223           21,526,269            23,066,714              687,186
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             28,653  $        18,503,085  $         21,543,878  $           672,812
                                             ====================  ===================  ====================  ===================

                                                  DEUTSCHE II
                                                 GOVERNMENT &          DEUTSCHE II
                                               AGENCY SECURITIES   SMALL MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             61,701  $            32,790
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                56,148              125,811
      Administrative charges...............                 4,610               10,558
                                             --------------------  -------------------
        Total expenses.....................                60,758              136,369
                                             --------------------  -------------------
           Net investment income (loss)....                   943            (103,579)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --               34,874
      Realized gains (losses) on sale of
        investments........................              (63,795)              437,622
                                             --------------------  -------------------
           Net realized gains (losses).....              (63,795)              472,496
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               156,481            (165,170)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                92,686              307,326
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             93,629  $           203,747
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            FIDELITY VIP
                                              DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL       FIDELITY VIP
                                             RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION         EQUITY-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,247  $          1,771,752  $              4,654  $         7,242,716
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,265             3,396,195                30,431            3,275,526
      Administrative charges...............                1,100               165,178                 1,979               11,587
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               14,365             3,561,373                32,410            3,287,113
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              (8,118)           (1,789,621)              (27,756)            3,955,603
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               50,782             4,791,881                92,762            3,575,759
      Realized gains (losses) on sale of
        investments........................               25,310            12,357,836               155,325            3,727,490
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               76,092            17,149,717               248,087            7,303,249
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,457             8,071,311              (23,087)            7,248,553
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               85,549            25,221,028               225,000           14,551,802
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            77,431  $         23,431,407  $            197,244  $        18,507,405
                                             ===================  ====================  ====================  ===================


                                                 FIDELITY VIP       FIDELITY VIP HIGH                            FTVIPT FRANKLIN
                                               FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP       INCOME VIP
                                                SUBACCOUNT (a)         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            515,831  $         1,297,376  $             53,707  $          1,783,174
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                38,919              294,952             3,935,305               550,805
      Administrative charges...............                    --                  100               175,409                51,123
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                38,919              295,052             4,110,714               601,928
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               476,912            1,002,324           (4,057,007)             1,181,246
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               386,873                   --             7,084,541                    --
      Realized gains (losses) on sale of
        investments........................                    --            (120,874)             9,006,756             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               386,873            (120,874)            16,091,297             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (721,035)            (850,052)               885,782           (1,385,438)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (334,162)            (970,926)            16,977,079                43,946
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            142,750  $            31,398  $         12,920,072  $          1,225,192
                                             ====================  ===================  ====================  ====================


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP  RISING DIVIDENDS VIP
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           449,688  $            290,035
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              345,048               384,484
      Administrative charges...............               34,770                32,493
                                             -------------------  --------------------
        Total expenses.....................              379,818               416,977
                                             -------------------  --------------------
           Net investment income (loss)....               69,870             (126,942)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              116,923               426,792
      Realized gains (losses) on sale of
        investments........................            1,502,551             1,896,932
                                             -------------------  --------------------
           Net realized gains (losses).....            1,619,474             2,323,724
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (444,273)             (881,958)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,175,201             1,441,766
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,245,071  $          1,314,824
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                 SMALL-MID CAP           DEVELOPING         FTVIPT TEMPLETON        INVESCO V.I.
                                                  GROWTH VIP             MARKETS VIP           FOREIGN VIP            COMSTOCK
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            317,473  $          1,606,309  $             94,478
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               552,820               255,901             1,419,854               114,603
      Administrative charges................                40,357                   384               103,354                11,226
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               593,177               256,285             1,523,208               125,829
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (593,177)                61,188                83,101              (31,351)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             6,626,524                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             1,708,352             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,334,876             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (5,957,792)           (1,908,799)          (14,127,812)              (99,974)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,377,084           (2,101,146)          (10,722,874)               570,561
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,783,907  $        (2,039,958)  $       (10,639,773)  $            539,210
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.         INVESCO V.I.           INVESCO V.I.
                                              DIVERSIFIED DIVIDEND   EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                   SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $            22,461  $          1,077,313  $            323,861
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                30,686             1,067,330               179,608
      Administrative charges................                 2,219               107,174                17,039
                                              --------------------  --------------------  ---------------------
        Total expenses......................                32,905             1,174,504               196,647
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....              (10,444)              (97,191)               127,214
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             3,322,590                    --
      Realized gains (losses) on sale of
        investments.........................               119,110             5,604,139               (7,775)
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......               119,110             8,926,729               (7,775)
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                34,690           (4,021,112)               126,412
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               153,800             4,905,617               118,637
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $           143,356  $          4,808,426  $            245,851
                                              ====================  ====================  =====================


                                                  INVESCO V.I.          INVESCO V.I.           JANUS ASPEN
                                               MANAGED VOLATILITY       S&P 500 INDEX          ENTERPRISE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             53,777  $             37,991  $              4,680
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                34,749                49,455               190,425
      Administrative charges................                 2,843                 3,608                15,360
                                              --------------------  --------------------  --------------------
        Total expenses......................                37,592                53,063               205,785
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                16,185              (15,072)             (201,105)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                87,954                    --               977,060
      Realized gains (losses) on sale of
        investments.........................                96,742               273,768             1,244,091
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               184,696               273,768             2,221,151
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               131,127              (29,791)             (652,260)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               315,823               243,977             1,568,891
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            332,008  $            228,905  $          1,367,786
                                              ====================  ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                              LMPVET                LMPVET
                                                 JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             9,919  $         1,465,759   $           708,595   $         3,440,035
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,682              632,211             6,509,890             4,438,744
      Administrative charges...............                   65                6,990               542,908               436,600
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                5,747              639,201             7,052,798             4,875,344
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                4,172              826,558           (6,344,203)           (1,435,309)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,951,844            27,796,869            11,561,122
      Realized gains (losses) on sale of
        investments........................               85,137            (840,491)            49,880,376            19,548,158
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               85,137            4,111,353            77,677,245            31,109,280
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (21,287)         (11,332,533)             4,969,052           (2,692,710)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               63,850          (7,221,180)            82,646,297            28,416,570
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            68,022  $       (6,394,622)   $        76,302,094   $        26,981,261
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,340,866    $           510,106   $         2,404,030   $           107,929
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,992,696              1,527,043             1,817,407               636,146
      Administrative charges...............              174,879                124,505               167,621                60,359
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            2,167,575              1,651,548             1,985,028               696,505
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              173,291            (1,141,442)               419,002             (588,576)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             13,224,998            10,162,800             2,775,798
      Realized gains (losses) on sale of
        investments........................            5,748,538              7,690,710             5,957,108             2,461,884
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......            5,748,538             20,915,708            16,119,908             5,237,682
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,791,944            (8,183,281)           (3,205,797)           (2,272,504)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,540,482             12,732,427            12,914,111             2,965,178
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,713,773    $        11,590,985   $        13,333,113   $         2,376,602
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                               SMALL CAP GROWTH       ALLOCATION 50%
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --   $        1,515,387
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               954,924              851,421
      Administrative charges...............                71,044               96,484
                                             --------------------  -------------------
        Total expenses.....................             1,025,968              947,905
                                             --------------------  -------------------
          Net investment income (loss).....           (1,025,968)              567,482
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,563,611                   --
      Realized gains (losses) on sale of
        investments........................             6,161,046            2,647,354
                                             --------------------  -------------------
          Net realized gains (losses)......            12,724,657            2,647,354
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (10,875,143)          (1,021,670)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,849,514            1,625,684
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           823,546   $        2,193,166
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   LMPVET               LMPVET            LMPVIT WESTERN         LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL   ASSET VARIABLE HIGH
                                               ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND            INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           722,371  $           435,269  $           572,494    $          6,013,394
                                             -------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              499,921              320,772              149,141               1,323,897
      Administrative charges...............               58,765               38,279               13,310                 131,174
                                             -------------------  -------------------  ---------------------  --------------------
        Total expenses.....................              558,686              359,051              162,451               1,455,071
                                             -------------------  -------------------  ---------------------  --------------------
          Net investment income (loss).....              163,685               76,218              410,043               4,558,323
                                             -------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              777,031                   --                      --
      Realized gains (losses) on sale of
        investments........................            1,291,309              816,567               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
          Net realized gains (losses)......            1,291,309            1,593,598               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (113,990)            (859,564)            (656,927)             (4,813,613)
                                             -------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,177,319              734,034            (610,288)             (5,789,436)
                                             -------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,341,004  $           810,252  $         (200,245)    $        (1,231,113)
                                             ===================  ===================  =====================  ====================

                                                 MIST AMERICAN        MIST AMERICAN         MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK
                                                  ALLOCATION           ALLOCATION            ALLOCATION           HIGH YIELD
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            52,477  $             37,819   $            42,467  $         7,298,099
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               30,795                26,788                23,398            1,648,793
      Administrative charges...............                  580                   717                   376              101,440
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               31,375                27,505                23,774            1,750,233
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               21,102                10,314                18,693            5,547,866
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              400,668               560,829               252,741            5,418,057
      Realized gains (losses) on sale of
        investments........................               29,497                75,154                19,058              852,546
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              430,165               635,983               271,799            6,270,603
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (239,127)             (442,995)             (144,025)          (9,312,170)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              191,038               192,988               127,774          (3,041,567)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           212,140  $            203,302   $           146,467  $         2,506,299
                                             ===================  ====================  ====================  ===================


                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE
                                                  REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,262,135   $             8,307
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,104,279             5,240,204
      Administrative charges...............               68,582                77,763
                                             --------------------  -------------------
        Total expenses.....................            1,172,861             5,317,967
                                             --------------------  -------------------
          Net investment income (loss).....               89,274           (5,309,660)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (747,770)             4,893,061
                                             --------------------  -------------------
          Net realized gains (losses)......            (747,770)             4,893,061
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,172,613            71,822,294
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,424,843            76,715,355
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,514,117   $        71,405,695
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST HARRIS
                                                   OAKMARK           MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL          COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,012,499  $         1,434,682  $           308,852  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,138,535            3,324,657              971,031              231,253
      Administrative charges...............               80,353              305,211               81,726               13,901
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,218,888            3,629,868            1,052,757              245,154
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              793,611          (2,195,186)            (743,905)            (245,154)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,401,477                   --           10,303,070            1,681,189
      Realized gains (losses) on sale of
        investments........................            2,149,082           18,851,038            1,436,415              910,189
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,550,559           18,851,038           11,739,485            2,591,378
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,797,553)               35,646          (6,825,511)          (1,481,220)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,246,994)           18,886,684            4,913,974            1,110,158
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,453,383)  $        16,691,498  $         4,170,069  $           865,004
                                             ===================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT       MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE      VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           146,345  $         3,618,319  $         2,561,383  $           169,446
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,985            1,950,043              631,162               83,357
      Administrative charges...............               10,879                1,036               52,938                7,207
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              215,864            1,951,079              684,100               90,564
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (69,519)            1,667,240            1,877,283               78,882
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,601,664                   --            1,194,028               21,064
      Realized gains (losses) on sale of
        investments........................              584,703            4,680,338              878,119             (22,500)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            2,186,367            4,680,338            2,072,147              (1,436)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,720,767)          (2,489,378)          (2,360,131)            (128,296)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              465,600            2,190,960            (287,984)            (129,732)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           396,081  $         3,858,200  $         1,589,299  $          (50,850)
                                             ===================  ===================  ===================  ====================

                                                                       MIST METLIFE
                                                 MIST METLIFE           MULTI-INDEX
                                             ASSET ALLOCATION 100      TARGETED RISK
                                                  SUBACCOUNT          SUBACCOUNT (b)
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           475,270   $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              806,663                    30
      Administrative charges...............                5,965                    --
                                             --------------------  -------------------
        Total expenses.....................              812,628                    30
                                             --------------------  -------------------
          Net investment income (loss).....            (337,358)                  (30)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     7
      Realized gains (losses) on sale of
        investments........................            2,105,016                    43
                                             --------------------  -------------------
          Net realized gains (losses)......            2,105,016                    50
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              702,228                   299
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,807,244                   349
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,469,886   $               319
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST MORGAN
                                                MIST METLIFE      MIST MFS EMERGING    MIST MFS RESEARCH     STANLEY MID CAP
                                               SMALL CAP VALUE     MARKETS EQUITY        INTERNATIONAL           GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           67,927  $           501,418  $        1,905,313  $             4,756
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,843,003            1,026,584           1,175,669              212,088
      Administrative charges...............              89,332               85,504              95,747               18,346
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,932,335            1,112,088           1,271,416              230,434
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....         (1,864,408)            (610,670)             633,897            (225,678)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           5,439,014                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           4,412,915              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,851,929              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (7,954,172)          (3,870,947)         (7,907,774)          (1,136,296)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,897,757          (3,753,625)         (7,510,819)              108,856
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           33,349  $       (4,364,295)  $      (6,876,922)  $         (116,822)
                                             ==================  ===================  ==================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED   MIST PIMCO TOTAL
                                                 GLOBAL EQUITY           BOND                RETURN          MIST PIONEER FUND
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        3,644,801  $         1,314,784  $        6,481,312  $           978,407
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,815,567            1,125,405           4,258,367              852,170
      Administrative charges...............              185,069               72,752             308,697               68,236
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            5,000,636            1,198,157           4,567,064              920,406
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (1,355,835)              116,627           1,914,248               58,001
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           11,380,441                   --                  --           17,003,097
      Realized gains (losses) on sale of
        investments........................           13,234,388          (1,454,822)           2,956,590            1,400,040
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           24,614,829          (1,454,822)           2,956,590           18,403,137
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (19,748,974)            2,626,174           1,916,125         (13,134,410)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,865,855            1,171,352           4,872,715            5,268,727
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        3,510,020  $         1,287,979  $        6,786,963  $         5,326,728
                                             ===================  ===================  ==================  ===================


                                                MIST PIONEER         MIST PYRAMIS
                                              STRATEGIC INCOME       MANAGED RISK
                                                 SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        8,501,378  $                --
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,591,411                   31
      Administrative charges...............             216,403                   --
                                             ------------------  -------------------
        Total expenses.....................           2,807,814                   31
                                             ------------------  -------------------
          Net investment income (loss).....           5,693,564                 (31)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           1,713,576                    8
      Realized gains (losses) on sale of
        investments........................           3,622,786                    2
                                             ------------------  -------------------
          Net realized gains (losses)......           5,336,362                   10
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (6,075,435)                  334
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (739,073)                  344
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        4,954,491  $               313
                                             ==================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                              MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               AND INCOME ETF            ETF            LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,855,015  $         3,039,413  $        1,628,666  $                --
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,582,037            2,007,365           5,104,627               39,895
      Administrative charges...............                  --                   --             410,136                3,381
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,582,037            2,007,365           5,514,763               43,276
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,272,978            1,032,048         (3,886,097)             (43,276)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           7,541,916           10,032,533                  --              246,598
      Realized gains (losses) on sale of
        investments........................           2,176,964            2,442,515          10,761,897              226,310
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,718,880           12,475,048          10,761,897              472,908
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,382,431)          (7,094,523)          35,231,043            (215,454)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           4,336,449            5,380,525          45,992,940              257,454
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        5,609,427  $         6,412,573  $       42,106,843  $           214,178
                                             ==================  ===================  ==================  ===================

                                                                                          MSF BARCLAYS
                                                   MIST WMC         MORGAN STANLEY       AGGREGATE BOND     MSF BLACKROCK BOND
                                              LARGE CAP RESEARCH   MULTI CAP GROWTH           INDEX               INCOME
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          391,280  $                --  $        2,387,584  $         6,176,245
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              684,108               22,931             938,062            2,568,229
      Administrative charges...............               63,450                1,607                 222              182,021
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              747,558               24,538             938,284            2,750,250
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (356,278)             (24,538)           1,449,300            3,425,995
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              139,389                  --                   --
      Realized gains (losses) on sale of
        investments........................            2,663,157              154,303             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,663,157              293,692             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,964,427            (242,199)           1,888,378            4,747,555
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,627,584               51,493           2,093,020            6,041,587
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        5,271,306  $            26,955  $        3,542,320  $         9,467,582
                                             ===================  ===================  ==================  ===================


                                                 MSF BLACKROCK         MSF BLACKROCK
                                             CAPITAL APPRECIATION     LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          126,490   $           157,562
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,617,897               230,607
      Administrative charges...............              210,218                18,439
                                             --------------------  -------------------
        Total expenses.....................            2,828,115               249,046
                                             --------------------  -------------------
          Net investment income (loss).....          (2,701,625)              (91,484)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,489,401
      Realized gains (losses) on sale of
        investments........................           19,554,610             (319,004)
                                             --------------------  -------------------
          Net realized gains (losses)......           19,554,610             3,170,397
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,920,337)           (2,004,706)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,634,273             1,165,691
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       13,932,648   $         1,074,207
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                MSF BLACKROCK        MSF FRONTIER                              MSF LOOMIS SAYLES
                                                MONEY MARKET        MID CAP GROWTH      MSF JENNISON GROWTH     SMALL CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --  $           862,727   $                 --
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,106,307            1,212,592            4,826,514                 16,358
      Administrative charges...............              326,716              114,991               92,252                  1,345
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,433,023            1,327,583            4,918,766                 17,703
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....          (4,433,023)          (1,327,583)          (4,056,039)               (17,703)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            8,238,068           19,739,374                130,765
      Realized gains (losses) on sale of
        investments........................                   --            4,955,283           10,464,671                 25,069
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......                   --           13,193,351           30,204,045                155,834
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --          (3,729,328)            1,813,537              (133,406)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            9,464,023           32,017,582                 22,428
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,433,023)  $         8,136,440  $        27,961,543   $              4,725
                                             ===================  ===================  ====================  ====================

                                                                           MSF
                                                                     MET/DIMENSIONAL
                                                MSF MET/ARTISAN    INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                                 MID CAP VALUE           COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            11,026  $             19,685   $         1,306,409  $         2,387,139
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,380                22,969               481,370            1,237,134
      Administrative charges...............                3,073                 1,879                26,644               42,663
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               35,453                24,848               508,014            1,279,797
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (24,427)               (5,163)               798,395            1,107,342
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                34,275             1,416,452            3,067,345
      Realized gains (losses) on sale of
        investments........................              128,424                14,325               398,325            2,001,202
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              128,424                48,600             1,814,777            5,068,547
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (101,825)             (182,113)           (1,645,913)          (2,987,914)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               26,599             (133,513)               168,864            2,080,633
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,172  $          (138,676)   $           967,259  $         3,187,975
                                             ===================  ====================  ====================  ===================



                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,135,400   $         6,346,841
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,296,827             8,537,690
      Administrative charges...............              203,225               299,933
                                             --------------------  --------------------
        Total expenses.....................            7,500,052             8,837,623
                                             --------------------  --------------------
          Net investment income (loss).....            1,635,348           (2,490,782)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           17,148,909                    --
      Realized gains (losses) on sale of
        investments........................            8,462,196             7,761,969
                                             --------------------  --------------------
          Net realized gains (losses)......           25,611,105             7,761,969
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,002,792)            18,931,660
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,608,313            26,693,629
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,243,661   $        24,202,847
                                             ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                               MSF METLIFE MID     MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX           INDEX                RETURN            MSF MFS VALUE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           152,898  $        16,418,496   $       10,008,661  $         2,476,796
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              188,196           13,506,983            6,191,567            2,234,622
      Administrative charges...............                   --              283,403              456,879              149,821
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              188,196           13,790,386            6,648,446            2,384,443
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (35,298)            2,628,110            3,360,215               92,353
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              695,245           24,574,682                   --            6,980,679
      Realized gains (losses) on sale of
        investments........................              287,263           75,929,728           12,602,909            6,296,608
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              982,508          100,504,410           12,602,909           13,277,287
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              278,100            3,976,797           13,299,681            (201,912)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,260,608          104,481,207           25,902,590           13,075,375
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,225,310  $       107,109,317   $       29,262,805  $        13,167,728
                                             ===================  ===================  ===================  ===================


                                                  MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                 EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,631,855   $          269,774  $         1,365,627  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              731,922              988,168            1,382,856              856,881
      Administrative charges...............                2,014               49,877                5,150               68,224
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              733,936            1,038,045            1,388,006              925,105
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              897,919            (768,271)             (22,379)            (925,105)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            2,646,282            3,675,176
      Realized gains (losses) on sale of
        investments........................          (1,436,871)            3,037,646            4,647,243            4,020,066
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,436,871)            3,037,646            7,293,525            7,695,242
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,796,106)          (3,689,785)          (3,245,929)          (2,107,884)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,232,977)            (652,139)            4,047,596            5,587,358
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,335,058)   $      (1,420,410)  $         4,025,217  $         4,662,253
                                             ===================  ===================  ===================  ===================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $        2,281,256
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,519,594              651,486
      Administrative charges...............               50,295               61,352
                                             -------------------  --------------------
        Total expenses.....................            1,569,889              712,838
                                             -------------------  --------------------
          Net investment income (loss).....          (1,569,889)            1,568,418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            9,494,515                   --
      Realized gains (losses) on sale of
        investments........................            6,410,945              581,982
                                             -------------------  --------------------
          Net realized gains (losses)......           15,905,460              581,982
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,452,499)            (535,363)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,452,961               46,619
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,883,072   $        1,615,037
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                               MSF WESTERN ASSET                             MSF WMC
                                                MANAGEMENT U.S.         MSF WMC            CORE EQUITY          PIONEER VCT
                                                  GOVERNMENT           BALANCED           OPPORTUNITIES        MID CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,055,969  $         5,258,337  $           562,231  $           188,619
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,320,951            3,300,964            1,664,888              463,988
      Administrative charges...............               90,778               16,460              132,960               42,726
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,411,729            3,317,424            1,797,848              506,714
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              644,240            1,940,913          (1,235,617)            (318,095)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            8,700,213            3,872,562
      Realized gains (losses) on sale of
        investments........................              151,558            9,187,107            4,414,699              870,614
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              151,558            9,187,107           13,114,912            4,743,176
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              740,716           11,946,452          (4,046,007)          (1,010,239)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              892,274           21,133,559            9,068,905            3,732,937
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,536,514  $        23,074,472  $         7,833,288  $         3,414,842
                                             ===================  ===================  ===================  ===================


                                               PIONEER VCT REAL    TAP 1919 VARIABLE                          WELLS FARGO VT
                                                 ESTATE SHARES    RESPONSIVE BALANCED      UIF GROWTH         SMALL CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           235,315  $           368,725  $                --  $             9,649
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              182,372              545,650              111,981               32,864
      Administrative charges...............               15,356               16,129               10,426                2,044
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              197,728              561,779              122,407               34,908
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               37,587            (193,054)            (122,407)             (25,259)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,003,049            4,898,778              473,425                   --
      Realized gains (losses) on sale of
        investments........................              263,613            1,420,300              856,000               77,628
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,266,662            6,319,078            1,329,425               77,628
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,263,330          (2,848,392)            (894,036)               37,219
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,529,992            3,470,686              435,389              114,847
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,567,579  $         3,277,632  $           312,982  $            89,588
                                             ===================  ===================  ===================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             ALLIANCEBERNSTEIN GLOBAL
                                        ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (67,808)  $       (61,674)  $       (15,518)  $       (15,020)
   Net realized gains (losses)....            794,789           735,733            32,668            23,203
   Change in unrealized gains
     (losses) on investments......          (344,060)           261,276             9,377           156,146
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            382,921           935,335            26,527           164,329
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                853             2,099                --                --
   Net transfers (including fixed
     account).....................            249,204          (39,535)           (7,842)             6,009
   Contract charges...............              (764)             (771)             (207)             (280)
   Transfers for contract benefits
     and terminations.............          (626,937)         (834,098)          (87,937)         (147,135)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (377,644)         (872,305)          (95,986)         (141,406)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............              5,277            63,030          (69,459)            22,923
NET ASSETS:
   Beginning of year..............          3,363,995         3,300,965           901,277           878,354
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       3,369,272  $      3,363,995  $        831,818  $        901,277
                                    =================  ================  ================  ================


                                           AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         16,081  $           (36)  $      (780,925)  $      (702,459)
   Net realized gains (losses)....            47,545           188,519        23,013,407         9,516,429
   Change in unrealized gains
     (losses) on investments......           205,588         (552,432)      (21,669,707)        26,002,227
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           269,214         (363,949)           562,775        34,816,197
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,846            46,654           672,311         1,104,190
   Net transfers (including fixed
     account).....................           149,067           446,383       (4,076,851)       (4,259,158)
   Contract charges...............           (2,904)           (3,367)          (21,160)          (25,749)
   Transfers for contract benefits
     and terminations.............       (1,395,574)       (3,052,108)      (23,577,388)      (24,204,925)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,219,565)       (2,562,438)      (27,003,088)      (27,385,642)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (950,351)       (2,926,387)      (26,440,313)         7,430,555
NET ASSETS:
   Beginning of year..............         7,716,511        10,642,898       150,574,183       143,143,628
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,766,160  $      7,716,511  $    124,133,870  $    150,574,183
                                    ================  ================  ================  ================

                                          AMERICAN FUNDS GLOBAL
                                          SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (49,570)  $       (26,558)  $    (3,023,184)  $    (2,686,873)
   Net realized gains (losses)....           325,406           199,709        39,194,840        17,489,309
   Change in unrealized gains
     (losses) on investments......         (247,183)           641,158      (17,668,571)        63,001,582
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            28,653           814,309        18,503,085        77,804,018
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,195             9,564         1,756,998         2,741,028
   Net transfers (including fixed
     account).....................             4,930           116,517      (16,553,882)      (11,724,629)
   Contract charges...............           (1,155)           (1,351)          (47,557)          (57,633)
   Transfers for contract benefits
     and terminations.............         (817,157)         (657,464)      (55,260,756)      (52,827,432)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (799,187)         (532,734)      (70,105,197)      (61,868,666)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (770,534)           281,575      (51,602,112)        15,935,352
NET ASSETS:
   Beginning of year..............         3,564,842         3,283,267       325,074,327       309,138,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,794,308  $      3,564,842  $    273,472,215  $    325,074,327
                                    ================  ================  ================  ================


                                       AMERICAN FUNDS GROWTH-INCOME
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,522,836)  $    (1,365,809)
   Net realized gains (losses)....        32,945,381        14,350,569
   Change in unrealized gains
     (losses) on investments......       (9,878,667)        60,371,095
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,543,878        73,355,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           681,238         1,144,786
   Net transfers (including fixed
     account).....................      (11,534,194)      (10,982,121)
   Contract charges...............          (41,725)          (49,429)
   Transfers for contract benefits
     and terminations.............      (47,080,308)      (45,466,316)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (57,974,989)      (55,353,080)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (36,431,111)        18,002,775
NET ASSETS:
   Beginning of year..............       279,010,804       261,008,029
                                    ----------------  ----------------
   End of year....................  $    242,579,693  $    279,010,804
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                 DEUTSCHE II GOVERNMENT &
                                         DELAWARE VIP SMALL CAP VALUE                AGENCY SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (14,374)  $         10,017  $             943  $          31,870
   Net realized gains (losses)......          2,459,883         1,151,245           (63,795)            101,593
   Change in unrealized gains
     (losses) on investments........        (1,772,697)         2,799,912            156,481          (352,166)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            672,812         3,961,174             93,629          (218,703)
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            186,240           641,543                180                 --
   Net transfers (including fixed
     account).......................          (620,438)         (121,583)          (117,190)              5,094
   Contract charges.................               (38)              (32)              (780)            (1,060)
   Transfers for contract benefits
     and terminations...............        (3,640,585)       (1,793,109)          (575,180)        (1,482,782)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (4,074,821)       (1,273,181)          (692,970)        (1,478,748)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,402,009)         2,687,993          (599,341)        (1,697,451)
NET ASSETS:
   Beginning of year................         15,302,896        12,614,903          3,417,259          5,114,710
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      11,900,887  $     15,302,896  $       2,817,918  $       3,417,259
                                      =================  ================  =================  =================

                                                                               DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                   GROWTH
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014               2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (103,579)  $       (91,502)  $         (8,118)  $         (5,958)
   Net realized gains (losses)......            472,496           132,685             76,092             19,377
   Change in unrealized gains
     (losses) on investments........          (165,170)         2,218,962              9,457            162,762
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            203,747         2,260,145             77,431            176,181
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              3,781             6,709                 --                 --
   Net transfers (including fixed
     account).......................          (227,132)         (273,479)            (6,300)           (24,411)
   Contract charges.................            (1,545)           (1,883)              (140)              (138)
   Transfers for contract benefits
     and terminations...............        (1,771,218)       (1,721,998)           (26,383)           (22,902)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,996,114)       (1,990,651)           (32,823)           (47,451)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,792,367)           269,494             44,608            128,730
NET ASSETS:
   Beginning of year................          8,094,382         7,824,888            710,335            581,605
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       6,302,015  $      8,094,382  $         754,943  $         710,335
                                      =================  ================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,789,621)  $    (1,491,143)  $        (27,756)  $        (29,651)
   Net realized gains (losses)......         17,149,717         6,283,965            248,087            344,239
   Change in unrealized gains
     (losses) on investments........          8,071,311        56,291,772           (23,087)            378,710
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         23,431,407        61,084,594            197,244            693,298
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,737,557         5,970,944             20,370             33,034
   Net transfers (including fixed
     account).......................        (4,785,519)       (3,006,539)          (129,492)             49,455
   Contract charges.................           (81,633)          (86,875)              (277)              (325)
   Transfers for contract benefits
     and terminations...............       (37,662,885)      (32,802,301)          (320,740)          (459,633)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (37,792,480)      (29,924,771)          (430,139)          (377,469)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,361,073)        31,159,823          (232,895)            315,829
NET ASSETS:
   Beginning of year................        255,326,876       224,167,053          2,445,391          2,129,562
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $     240,965,803  $    255,326,876  $       2,212,496  $       2,445,391
                                      =================  ================  =================  =================


                                           FIDELITY VIP EQUITY-INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2014                2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       3,955,603  $       2,990,707
   Net realized gains (losses)......          7,303,249         18,571,307
   Change in unrealized gains
     (losses) on investments........          7,248,553         35,924,876
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         18,507,405         57,486,890
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,904,375          6,098,643
   Net transfers (including fixed
     account).......................        (3,437,424)        (4,270,403)
   Contract charges.................          (154,692)          (167,400)
   Transfers for contract benefits
     and terminations...............       (23,319,528)       (22,246,728)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (22,007,269)       (20,585,888)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,499,864)         36,901,002
NET ASSETS:
   Beginning of year................        261,131,881        224,230,879
                                      -----------------  -----------------
   End of year......................  $     257,632,017  $     261,131,881
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      FIDELITY VIP
                                      FUNDSMANAGER
                                           60%            FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP
                                       SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                    ----------------  ----------------------------------  ---------------------------------
                                        2014 (a)            2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        476,912  $      1,002,324  $      1,098,961  $    (4,057,007)  $   (3,267,439)
   Net realized gains (losses)....           386,873         (120,874)         (156,051)        16,091,297       44,925,295
   Change in unrealized gains
     (losses) on investments......         (721,035)         (850,052)           209,161           885,782       42,081,895
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           142,750            31,398         1,152,071        12,920,072       83,739,751
                                    ----------------  ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,788,308           310,126           340,290         8,561,938        9,494,104
   Net transfers (including fixed
     account).....................            18,128         (163,272)         (676,878)       (8,380,799)      (7,457,674)
   Contract charges...............                --          (15,439)          (18,006)          (90,246)         (98,588)
   Transfers for contract benefits
     and terminations.............                --       (2,630,943)       (2,621,339)      (40,911,680)     (35,774,275)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        46,806,436       (2,499,528)       (2,975,933)      (40,820,787)     (33,836,433)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        46,949,186       (2,468,130)       (1,823,862)      (27,900,715)       49,903,318
NET ASSETS:
   Beginning of year..............                --        24,369,719        26,193,581       312,221,233      262,317,915
                                    ----------------  ----------------  ----------------  ----------------  ---------------
   End of year....................  $     46,949,186  $     21,901,589  $     24,369,719  $    284,320,518  $   312,221,233
                                    ================  ================  ================  ================  ===============



                                        FTVIPT FRANKLIN INCOME VIP       FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,181,246  $      1,779,806  $         69,870  $        103,024
   Net realized gains (losses)....         1,429,384           737,033         1,619,474         1,127,184
   Change in unrealized gains
     (losses) on investments......       (1,385,438)         1,769,151         (444,273)         4,865,272
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,225,192         4,285,990         1,245,071         6,095,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,060           257,722            32,379            84,976
   Net transfers (including fixed
     account).....................         (761,005)           796,177         (191,419)         (928,376)
   Contract charges...............           (5,839)           (6,625)           (8,292)           (9,934)
   Transfers for contract benefits
     and terminations.............       (9,588,499)       (7,070,723)       (5,430,241)       (6,472,234)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,028,283)       (6,023,449)       (5,597,573)       (7,325,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,803,091)       (1,737,459)       (4,352,502)       (1,230,088)
NET ASSETS:
   Beginning of year..............        36,879,662        38,617,121        25,274,641        26,504,729
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     28,076,571  $     36,879,662  $     20,922,139  $     25,274,641
                                    ================  ================  ================  ================


                                         FTVIPT FRANKLIN RISING              FTVIPT FRANKLIN SMALL-MID
                                              DIVIDENDS VIP                       CAP GROWTH VIP
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (126,942)  $       (77,919)  $      (593,177)  $      (603,874)
   Net realized gains (losses)....         2,323,724         1,799,359         8,334,876         3,912,203
   Change in unrealized gains
     (losses) on investments......         (881,958)         3,422,567       (5,957,792)         7,106,109
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,314,824         5,144,007         1,783,907        10,414,438
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,753           269,464           298,737           306,814
   Net transfers (including fixed
     account).....................         (497,229)         2,390,768       (1,288,696)         (699,848)
   Contract charges...............           (5,811)           (7,124)          (10,168)          (11,579)
   Transfers for contract benefits
     and terminations.............       (4,686,100)       (3,915,791)       (5,568,700)       (5,438,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,137,387)       (1,262,683)       (6,568,827)       (5,842,857)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,822,563)         3,881,324       (4,784,920)         4,571,581
NET ASSETS:
   Beginning of year..............        24,118,817        20,237,493        36,768,267        32,196,686
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     20,296,254  $     24,118,817  $     31,983,347  $     36,768,267
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           FTVIPT TEMPLETON DEVELOPING
                                                   MARKETS VIP                 FTVIPT TEMPLETON FOREIGN VIP
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013              2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          61,188  $         192,811  $          83,101  $         556,009
   Net realized gains (losses)......          (192,347)          (128,961)          3,404,938          2,544,926
   Change in unrealized gains
     (losses) on investments........        (1,908,799)          (644,865)       (14,127,812)         14,774,044
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,039,958)          (581,015)       (10,639,773)         17,874,979
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,101,137          1,390,826          1,033,839          1,577,814
   Net transfers (including fixed
     account).......................          (625,698)        (1,211,921)            996,549        (4,574,417)
   Contract charges.................           (10,107)           (12,137)           (17,240)           (21,328)
   Transfers for contract benefits
     and terminations...............        (2,406,627)        (2,809,192)       (15,473,160)       (13,959,584)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,295)        (2,642,424)       (13,460,012)       (16,977,515)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,981,253)        (3,223,439)       (24,099,785)            897,464
NET ASSETS:
   Beginning of year................         23,212,625         26,436,064         96,258,675         95,361,211
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,231,372  $      23,212,625  $      72,158,890  $      96,258,675
                                      =================  =================  =================  =================


                                             INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -----------------------------------
                                            2014               2013               2014               2013
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (31,351)  $         (7,037)  $       (10,444)  $         (3,302)
   Net realized gains (losses)......            670,535            423,952           119,110            111,528
   Change in unrealized gains
     (losses) on investments........           (99,974)          1,972,850            34,690            264,409
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            539,210          2,389,765           143,356            372,635
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --                --                 --
   Net transfers (including fixed
     account).......................             29,872          (448,194)           (7,165)             20,008
   Contract charges.................            (1,042)            (1,385)             (110)              (134)
   Transfers for contract benefits
     and terminations...............        (1,970,712)        (1,485,504)         (240,004)          (288,448)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,882)        (1,935,083)         (247,279)          (268,574)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,402,672)            454,682         (103,923)            104,061
NET ASSETS:
   Beginning of year................          8,281,585          7,826,903         1,508,707          1,404,646
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $       6,878,913  $       8,281,585  $      1,404,784  $       1,508,707
                                      =================  =================  ================  =================


                                         INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GOVERNMENT SECURITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (97,191)  $       (156,130)  $         127,214  $         210,768
   Net realized gains (losses)......          8,926,729          5,245,140            (7,775)            124,407
   Change in unrealized gains
     (losses) on investments........        (4,021,112)         11,533,297            126,412        (1,015,023)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,808,426         16,622,307            245,851          (679,848)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            267,130            201,462                650              9,511
   Net transfers (including fixed
     account).......................              3,954        (1,010,257)          (249,475)          (754,815)
   Contract charges.................           (23,467)           (27,704)            (1,636)            (2,421)
   Transfers for contract benefits
     and terminations...............       (16,967,616)       (18,810,104)        (1,863,333)        (2,968,234)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,719,999)       (19,646,603)        (2,113,794)        (3,715,959)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,911,573)        (3,024,296)        (1,867,943)        (4,395,807)
NET ASSETS:
   Beginning of year................         77,591,291         80,615,587         12,461,122         16,856,929
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      65,679,718  $      77,591,291  $      10,593,179  $      12,461,122
                                      =================  =================  =================  =================


                                        INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          16,185  $          21,835
   Net realized gains (losses)......            184,696             66,653
   Change in unrealized gains
     (losses) on investments........            131,127             68,927
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            332,008            157,415
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,368              1,899
   Net transfers (including fixed
     account).......................             18,431            361,976
   Contract charges.................              (589)              (669)
   Transfers for contract benefits
     and terminations...............          (637,943)          (567,044)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (618,733)          (203,838)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (286,725)           (46,423)
NET ASSETS:
   Beginning of year................          1,919,717          1,966,140
                                      -----------------  -----------------
   End of year......................  $       1,632,992  $       1,919,717
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                       INVESCO V.I. S&P 500 INDEX             JANUS ASPEN ENTERPRISE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (15,072)  $       (10,977)  $      (201,105)  $      (161,273)
   Net realized gains (losses)....           273,768           230,896         2,221,151         1,516,095
   Change in unrealized gains
     (losses) on investments......          (29,791)           459,450         (652,260)         2,316,874
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           228,905           679,369         1,367,786         3,671,696
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           183,584           236,556
   Net transfers (including fixed
     account).....................          (52,937)            59,862         (263,253)         (804,603)
   Contract charges...............             (417)             (483)           (1,990)           (2,405)
   Transfers for contract benefits
     and terminations.............         (574,651)         (752,832)       (1,911,795)       (2,407,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (628,005)         (693,453)       (1,993,454)       (2,977,738)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (399,100)          (14,084)         (625,668)           693,958
NET ASSETS:
   Beginning of year..............         2,775,395         2,789,479        14,258,782        13,564,824
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,376,295  $      2,775,395  $     13,633,114  $     14,258,782
                                    ================  ================  ================  ================


                                        JANUS ASPEN GLOBAL RESEARCH             JANUS ASPEN OVERSEAS
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013               2014              2013
                                    ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          4,172  $           5,879  $         826,558  $        920,235
   Net realized gains (losses)....            85,137             15,224          4,111,353       (1,006,092)
   Change in unrealized gains
     (losses) on investments......          (21,287)            228,557       (11,332,533)         6,383,285
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            68,022            249,660        (6,394,622)         6,297,428
                                    ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,229             61,894          2,109,096         2,455,370
   Net transfers (including fixed
     account).....................             9,413           (20,896)        (2,685,274)       (4,937,327)
   Contract charges...............              (20)               (13)           (24,831)          (29,579)
   Transfers for contract benefits
     and terminations.............         (281,199)           (60,078)        (4,801,532)       (5,308,342)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (254,577)           (19,093)        (5,402,541)       (7,819,878)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (186,555)            230,567       (11,797,163)       (1,522,450)
NET ASSETS:
   Beginning of year..............         1,151,374            920,807         53,057,257        54,579,707
                                    ----------------  -----------------  -----------------  ----------------
   End of year....................  $        964,819  $       1,151,374  $      41,260,094  $     53,057,257
                                    ================  =================  =================  ================

                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH                      APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (6,344,203)  $    (5,467,901)  $    (1,435,309)  $    (1,384,787)
   Net realized gains (losses)....        77,677,245        59,838,803        31,109,280        29,181,465
   Change in unrealized gains
     (losses) on investments......         4,969,052        98,193,520       (2,692,710)        51,555,173
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        76,302,094       152,564,422        26,981,261        79,351,851
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,937,874         2,970,258         1,656,915         1,556,026
   Net transfers (including fixed
     account).....................      (11,497,692)      (11,474,702)       (3,054,149)       (4,330,210)
   Contract charges...............         (207,839)         (222,588)         (162,863)         (186,108)
   Transfers for contract benefits
     and terminations.............      (71,352,447)      (66,747,401)      (51,419,657)      (61,163,550)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (80,120,104)      (75,474,433)      (52,979,754)      (64,123,842)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,818,010)        77,089,989      (25,998,493)        15,228,009
NET ASSETS:
   Beginning of year..............       443,416,713       366,326,724       327,510,422       312,282,413
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    439,598,703  $    443,416,713  $    301,511,929  $    327,510,422
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE
                                               EQUITY INCOME
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014               2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        173,291  $       (411,549)
   Net realized gains (losses)....         5,748,538          2,751,112
   Change in unrealized gains
     (losses) on investments......         6,791,944         24,482,520
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        12,713,773         26,822,083
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,410            432,042
   Net transfers (including fixed
     account).....................       (1,671,672)          1,591,908
   Contract charges...............          (38,528)           (44,623)
   Transfers for contract benefits
     and terminations.............      (22,972,818)       (26,800,917)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (24,318,608)       (24,821,590)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............      (11,604,835)          2,000,493
NET ASSETS:
   Beginning of year..............       125,813,040        123,812,547
                                    ----------------  -----------------
   End of year....................  $    114,208,205  $     125,813,040
                                    ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                     LARGE CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,141,442)  $    (1,163,135)  $       419,002  $        189,301
   Net realized gains (losses)....        20,915,708        18,285,670       16,119,908        11,005,877
   Change in unrealized gains
     (losses) on investments......       (8,183,281)        14,336,026      (3,205,797)        25,777,927
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,590,985        31,458,561       13,333,113        36,973,105
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           604,927           528,912          751,108           797,314
   Net transfers (including fixed
     account).....................       (2,852,461)       (4,867,017)      (2,520,225)       (2,537,354)
   Contract charges...............          (28,670)          (33,068)         (56,455)          (63,883)
   Transfers for contract benefits
     and terminations.............      (15,652,999)      (16,851,432)     (18,842,134)      (22,545,401)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,929,203)      (21,222,605)     (20,667,706)      (24,349,324)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,338,218)        10,235,956      (7,334,593)        12,623,781
NET ASSETS:
   Beginning of year..............       108,269,810        98,033,854      143,905,517       131,281,736
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    101,931,592  $    108,269,810  $   136,570,924  $    143,905,517
                                    ================  ================  ===============  ================

                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE                      SMALL CAP GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (588,576)  $      (660,165)  $   (1,025,968)  $    (1,031,135)
   Net realized gains (losses)....         5,237,682         5,488,291       12,724,657         9,493,628
   Change in unrealized gains
     (losses) on investments......       (2,272,504)         7,556,899     (10,875,143)        15,673,658
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,376,602        12,385,025          823,546        24,136,151
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,521            14,930          579,651           646,305
   Net transfers (including fixed
     account).....................         (639,659)       (1,142,422)      (2,485,673)         1,447,636
   Contract charges...............          (12,016)          (14,866)         (17,828)          (21,159)
   Transfers for contract benefits
     and terminations.............       (5,982,467)       (7,163,372)     (12,335,622)       (8,700,737)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,574,621)       (8,305,730)     (14,259,472)       (6,627,955)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,198,019)         4,079,295     (13,435,926)        17,508,196
NET ASSETS:
   Beginning of year..............        42,887,469        38,808,174       74,135,000        56,626,804
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     38,689,450  $     42,887,469  $    60,699,074  $     74,135,000
                                    ================  ================  ===============  ================

                                         LMPVET VARIABLE LIFESTYLE          LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                     ALLOCATION 70%
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        567,482  $        333,145  $        163,685  $        36,496
   Net realized gains (losses)....         2,647,354         2,142,077         1,291,309        1,038,914
   Change in unrealized gains
     (losses) on investments......       (1,021,670)         6,414,130         (113,990)        6,489,221
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,193,166         8,889,352         1,341,004        7,564,631
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,863           168,948           108,554          125,427
   Net transfers (including fixed
     account).....................         (921,343)           785,577         (140,744)        (619,699)
   Contract charges...............          (32,847)          (46,080)          (31,960)         (36,217)
   Transfers for contract benefits
     and terminations.............      (10,252,857)      (12,794,643)       (5,289,021)      (6,427,477)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,024,184)      (11,886,198)       (5,353,171)      (6,957,966)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (8,831,018)       (2,996,846)       (4,012,167)          606,665
NET ASSETS:
   Beginning of year..............        67,949,518        70,946,364        41,240,143       40,633,478
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     59,118,500  $     67,949,518  $     37,227,976  $    41,240,143
                                    ================  ================  ================  ===============

                                         LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 85%
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         76,218  $         50,510
   Net realized gains (losses)....         1,593,598           642,074
   Change in unrealized gains
     (losses) on investments......         (859,564)         5,044,254
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           810,252         5,736,838
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            56,471            60,613
   Net transfers (including fixed
     account).....................         (217,830)         (132,861)
   Contract charges...............          (24,844)          (27,920)
   Transfers for contract benefits
     and terminations.............       (2,962,639)       (4,162,971)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,148,842)       (4,263,139)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,338,590)         1,473,699
NET ASSETS:
   Beginning of year..............        26,611,146        25,137,447
                                    ----------------  ----------------
   End of year....................  $     24,272,556  $     26,611,146
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVIT WESTERN ASSET VARIABLE       LMPVIT WESTERN ASSET VARIABLE
                                          GLOBAL HIGH YIELD BOND                    HIGH INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         410,043  $        370,088  $      4,558,323  $      5,232,450
   Net realized gains (losses)....             46,639            85,940         (975,823)       (1,300,022)
   Change in unrealized gains
     (losses) on investments......          (656,927)          (18,528)       (4,813,613)         3,447,105
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (200,245)           437,500       (1,231,113)         7,379,533
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,071            34,058           211,946           297,766
   Net transfers (including fixed
     account).....................          (155,586)             7,198         1,018,588          (56,969)
   Contract charges...............              (894)           (1,180)          (24,786)          (29,994)
   Transfers for contract benefits
     and terminations.............        (1,519,382)       (1,980,939)      (16,235,964)      (19,568,606)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (1,670,791)       (1,940,863)      (15,030,216)      (19,357,803)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,871,036)       (1,503,363)      (16,261,329)      (11,978,270)
NET ASSETS:
   Beginning of year..............          9,465,032        10,968,395        94,954,012       106,932,282
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       7,593,996  $      9,465,032  $     78,692,683  $     94,954,012
                                    =================  ================  ================  ================

                                      MIST AMERICAN FUNDS BALANCED             MIST AMERICAN FUNDS
                                               ALLOCATION                       GROWTH ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,102  $         19,743  $         10,314  $          7,947
   Net realized gains (losses)....           430,165           209,460           635,983           198,329
   Change in unrealized gains
     (losses) on investments......         (239,127)           258,246         (442,995)           427,722
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           212,140           487,449           203,302           633,998
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           354,091           778,188           501,581           639,408
   Net transfers (including fixed
     account).....................           365,337           424,697           135,543           472,495
   Contract charges...............              (81)              (52)             (202)              (58)
   Transfers for contract benefits
     and terminations.............         (442,739)         (250,786)         (663,436)         (224,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           276,608           952,047          (26,514)           887,141
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           488,748         1,439,496           176,788         1,521,139
NET ASSETS:
   Beginning of year..............         3,871,348         2,431,852         3,542,062         2,020,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,360,096  $      3,871,348  $      3,718,850  $      3,542,062
                                    ================  ================  ================  ================

                                           MIST AMERICAN FUNDS
                                           MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         18,693  $         21,675  $      5,547,866  $      6,865,780
   Net realized gains (losses)....           271,799           162,188         6,270,603         5,365,353
   Change in unrealized gains
     (losses) on investments......         (144,025)           105,616       (9,312,170)       (2,490,150)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           146,467           289,479         2,506,299         9,740,983
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           360,406           442,522         2,650,862         1,837,669
   Net transfers (including fixed
     account).....................            92,334           358,383       (1,145,017)       (1,510,013)
   Contract charges...............             (229)             (227)          (39,560)          (46,039)
   Transfers for contract benefits
     and terminations.............         (453,418)         (405,416)      (22,718,789)      (19,432,058)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             (907)           395,262      (21,252,504)      (19,150,441)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           145,560           684,741      (18,746,205)       (9,409,458)
NET ASSETS:
   Beginning of year..............         2,718,823         2,034,082       123,385,092       132,794,550
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,864,383  $      2,718,823  $    104,638,887  $    123,385,092
                                    ================  ================  ================  ================


                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         89,274  $      4,224,262
   Net realized gains (losses)....         (747,770)       (1,846,045)
   Change in unrealized gains
     (losses) on investments......         9,172,613         (625,710)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,514,117         1,752,507
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,280,938         1,743,786
   Net transfers (including fixed
     account).....................        10,100,102           273,938
   Contract charges...............          (26,951)          (24,835)
   Transfers for contract benefits
     and terminations.............      (12,136,785)      (10,682,405)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           217,304       (8,689,516)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,731,421       (6,937,009)
NET ASSETS:
   Beginning of year..............        69,115,555        76,052,564
                                    ----------------  ----------------
   End of year....................  $     77,846,976  $     69,115,555
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST CLEARBRIDGE AGGRESSIVE              MIST HARRIS OAKMARK
                                                 GROWTH                            INTERNATIONAL
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,309,660)  $       (74,618)  $        793,611  $        857,636
   Net realized gains (losses)....         4,893,061           318,260         9,550,559         2,841,710
   Change in unrealized gains
     (losses) on investments......        71,822,294         1,389,657      (15,797,553)        15,797,358
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        71,405,695         1,633,299       (5,453,383)        19,496,704
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,823,691           142,560         1,099,962         1,245,509
   Net transfers (including fixed
     account).....................       571,847,123         1,976,535         (518,031)         4,727,338
   Contract charges...............         (355,710)             (409)          (14,907)          (17,408)
   Transfers for contract benefits
     and terminations.............      (40,990,676)         (882,892)      (10,858,348)      (12,494,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       537,324,428         1,235,794      (10,291,324)       (6,539,043)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       608,730,123         2,869,093      (15,744,707)        12,957,661
NET ASSETS:
   Beginning of year..............         5,944,351         3,075,258        83,400,611        70,442,950
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    614,674,474  $      5,944,351  $     67,655,904  $     83,400,611
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,195,186)  $      (873,696)  $     (743,905)  $      (653,759)
   Net realized gains (losses)....        18,851,038        19,321,109       11,739,485         1,338,194
   Change in unrealized gains
     (losses) on investments......            35,646        26,261,120      (6,825,511)        14,230,313
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,691,498        44,708,533        4,170,069        14,914,748
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           837,907           993,565          210,118           295,652
   Net transfers (including fixed
     account).....................        96,962,170       (5,625,364)      (1,234,874)       (1,353,139)
   Contract charges...............          (90,105)          (62,529)          (8,270)          (10,141)
   Transfers for contract benefits
     and terminations.............      (40,018,101)      (31,017,357)     (12,205,598)       (9,461,977)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        57,691,871      (35,711,685)     (13,238,624)      (10,529,605)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............        74,383,369         8,996,848      (9,068,555)         4,385,143
NET ASSETS:
   Beginning of year..............       159,177,699       150,180,851       61,479,507        57,094,364
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    233,561,068  $    159,177,699  $    52,410,952  $     61,479,507
                                    ================  ================  ===============  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (245,154)  $      (183,094)  $       (69,519)  $      (117,473)
   Net realized gains (losses)....         2,591,378         1,654,287         2,186,367           864,407
   Change in unrealized gains
     (losses) on investments......       (1,481,220)         2,800,712       (1,720,767)         2,738,943
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           865,004         4,271,905           396,081         3,485,877
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           227,878           223,226           224,590           274,037
   Net transfers (including fixed
     account).....................           448,919           721,588           381,325         (131,385)
   Contract charges...............           (3,022)           (3,154)           (3,163)           (3,396)
   Transfers for contract benefits
     and terminations.............       (2,489,851)       (1,605,531)       (1,577,144)       (1,608,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,816,076)         (663,871)         (974,392)       (1,469,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (951,072)         3,608,034         (578,311)         2,016,488
NET ASSETS:
   Beginning of year..............        15,149,420        11,541,386        13,918,317        11,901,829
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,198,348  $     15,149,420  $     13,340,006  $     13,918,317
                                    ================  ================  ================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,667,240  $      2,138,480
   Net realized gains (losses)....         4,680,338         4,174,369
   Change in unrealized gains
     (losses) on investments......       (2,489,378)        16,907,180
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,858,200        23,220,029
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,690,830         3,266,257
   Net transfers (including fixed
     account).....................       (3,060,406)       (4,642,898)
   Contract charges...............          (89,938)          (98,928)
   Transfers for contract benefits
     and terminations.............      (15,043,771)      (16,403,169)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (15,503,285)      (17,878,738)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,645,085)         5,341,291
NET ASSETS:
   Beginning of year..............       160,979,990       155,638,699
                                    ----------------  ----------------
   End of year....................  $    149,334,905  $    160,979,990
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                           MIST LORD ABBETT BOND              MIST MET/EATON VANCE
                                                 DEBENTURE                        FLOATING RATE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,877,283  $      2,673,205  $         78,882  $         93,550
   Net realized gains (losses)....         2,072,147         1,233,068           (1,436)            17,844
   Change in unrealized gains
     (losses) on investments......       (2,360,131)         (828,173)         (128,296)          (45,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,589,299         3,078,100          (50,850)            66,291
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,156           346,794            22,671            83,011
   Net transfers (including fixed
     account).....................         2,057,777         (852,846)         (361,983)         3,375,711
   Contract charges...............          (10,746)          (12,515)             (103)             (152)
   Transfers for contract benefits
     and terminations.............       (8,528,528)       (8,981,804)         (517,994)         (951,263)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,148,341)       (9,500,371)         (857,409)         2,507,307
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,559,042)       (6,422,271)         (908,259)         2,573,598
NET ASSETS:
   Beginning of year..............        45,642,592        52,064,863         5,050,875         2,477,277
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     41,083,550  $     45,642,592  $      4,142,616  $      5,050,875
                                    ================  ================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX
                                    MIST METLIFE ASSET ALLOCATION 100     TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)             2014             2013
                                    ----------------  ---------------   ----------------   ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (337,358)  $     (291,949)   $           (30)   $   (1,864,408)  $      (679,616)
   Net realized gains (losses)....         2,105,016          839,855                 50         9,851,929         2,842,323
   Change in unrealized gains
     (losses) on investments......           702,228       14,374,112                299       (7,954,172)        33,150,522
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,469,886       14,922,018                319            33,349        35,313,229
                                    ----------------  ---------------   ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,647,941        2,657,946              5,066         2,310,136         2,791,180
   Net transfers (including fixed
     account).....................       (1,848,074)           67,670              7,732       (2,855,214)       (5,549,253)
   Contract charges...............          (57,682)         (59,097)                 --          (51,822)          (59,044)
   Transfers for contract benefits
     and terminations.............       (6,217,658)      (5,336,373)              (693)      (18,397,297)      (17,786,276)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,475,473)      (2,669,854)             12,105      (18,994,197)      (20,603,393)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,005,587)       12,252,164             12,424      (18,960,848)        14,709,836
NET ASSETS:
   Beginning of year..............        66,836,972       54,584,808                 --       139,708,195       124,998,359
                                    ----------------  ---------------   ----------------   ---------------  ----------------
   End of year....................  $     63,831,385  $    66,836,972   $         12,424   $   120,747,347  $    139,708,195
                                    ================  ===============   ================   ===============  ================


                                         MIST MFS EMERGING MARKETS
                                                  EQUITY                 MIST MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (610,670)  $      (403,905)  $        633,897  $      1,011,603
   Net realized gains (losses)....           117,322           589,139           396,955         (663,165)
   Change in unrealized gains
     (losses) on investments......       (3,870,947)       (4,852,078)       (7,907,774)        14,671,944
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,364,295)       (4,666,844)       (6,876,922)        15,020,382
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           194,774           288,367           608,065           869,585
   Net transfers (including fixed
     account).....................         9,819,475           120,674         (515,453)       (2,058,523)
   Contract charges...............          (12,834)          (10,359)          (36,430)          (44,184)
   Transfers for contract benefits
     and terminations.............      (10,475,666)      (10,203,377)      (13,717,217)      (15,278,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (474,251)       (9,804,695)      (13,661,035)      (16,511,421)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,838,546)      (14,471,539)      (20,537,957)       (1,491,039)
NET ASSETS:
   Beginning of year..............        58,259,362        72,730,901        92,815,172        94,306,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,420,816  $     58,259,362  $     72,277,215  $     92,815,172
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        MIST MORGAN STANLEY MID CAP
                                                  GROWTH                 MIST OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (225,678)  $      (137,845)  $    (1,355,835)  $      1,741,345
   Net realized gains (losses)....         1,245,152           808,283        24,614,829         8,061,157
   Change in unrealized gains
     (losses) on investments......       (1,136,296)         3,425,665      (19,748,974)        72,325,448
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (116,822)         4,096,103         3,510,020        82,127,950
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            34,221           200,040         8,075,281         7,397,218
   Net transfers (including fixed
     account).....................           109,937         (277,302)       (4,519,418)        31,931,652
   Contract charges...............           (1,384)           (1,778)         (145,634)         (162,927)
   Transfers for contract benefits
     and terminations.............       (2,532,989)       (1,844,731)      (51,036,350)      (42,157,196)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,390,215)       (1,923,771)      (47,626,121)       (2,991,253)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,507,037)         2,172,332      (44,116,101)        79,136,697
NET ASSETS:
   Beginning of year..............        14,243,583        12,071,251       395,783,735       316,647,038
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     11,736,546  $     14,243,583  $    351,667,634  $    395,783,735
                                    ================  ================  ================  ================

                                      MIST PIMCO INFLATION PROTECTED
                                                   BOND                       MIST PIMCO TOTAL RETURN
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                         2014               2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        116,627  $        868,664  $      1,914,248  $      9,036,880
   Net realized gains (losses)....       (1,454,822)         4,185,450         2,956,590        12,250,236
   Change in unrealized gains
     (losses) on investments......         2,626,174      (15,986,354)         1,916,125      (33,638,868)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,287,979      (10,932,240)         6,786,963      (12,351,752)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,910,548         2,015,048         3,145,517         5,197,974
   Net transfers (including fixed
     account).....................       (1,008,189)      (16,432,561)       (8,641,979)      (18,542,538)
   Contract charges...............          (16,474)          (21,960)          (60,783)          (74,283)
   Transfers for contract benefits
     and terminations.............      (13,246,441)      (15,172,246)      (53,268,923)      (56,109,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,360,556)      (29,611,719)      (58,826,168)      (69,528,329)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,072,577)      (40,543,959)      (52,039,205)      (81,880,081)
NET ASSETS:
   Beginning of year..............        76,820,088       117,364,047       296,027,272       377,907,353
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     65,747,511  $     76,820,088  $    243,988,067  $    296,027,272
                                    ================  ================  ================  ================


                                            MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         58,001  $      1,024,655  $      5,693,564  $      6,858,819
   Net realized gains (losses)....        18,403,137         2,852,216         5,336,362         6,280,542
   Change in unrealized gains
     (losses) on investments......      (13,134,410)        12,295,148       (6,075,435)      (13,611,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,326,728        16,172,019         4,954,491         (472,457)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,986           518,310         1,033,567         1,919,214
   Net transfers (including fixed
     account).....................         (455,297)       (1,951,734)         3,523,782       (1,771,635)
   Contract charges...............          (22,093)          (25,848)          (39,740)          (48,095)
   Transfers for contract benefits
     and terminations.............       (9,676,245)       (8,920,122)      (33,136,761)      (37,750,587)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,784,649)      (10,379,394)      (28,619,152)      (37,651,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,457,921)         5,792,625      (23,664,661)      (38,123,560)
NET ASSETS:
   Beginning of year..............        62,232,308        56,439,683       175,717,234       213,840,794
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,774,387  $     62,232,308  $    152,052,573  $    175,717,234
                                    ================  ================  ================  ================


                                         MIST PYRAMIS MANAGED RISK
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014            2013 (c)
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $           (31)  $             10
   Net realized gains (losses)....                10                23
   Change in unrealized gains
     (losses) on investments......               334               (4)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               313                29
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,454               223
   Net transfers (including fixed
     account).....................             6,405             1,117
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............               (2)                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,857             1,340
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,170             1,369
NET ASSETS:
   Beginning of year..............             1,369                --
                                    ----------------  ----------------
   End of year....................  $         11,539  $          1,369
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          MIST SSGA GROWTH AND
                                               INCOME ETF                    MIST SSGA GROWTH ETF
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,272,978  $     1,591,659  $      1,032,048  $     1,316,177
   Net realized gains (losses)....         9,718,880        4,722,848        12,475,048        7,365,285
   Change in unrealized gains
     (losses) on investments......       (5,382,431)        7,409,087       (7,094,523)       15,207,254
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,609,427       13,723,594         6,412,573       23,888,716
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,291,442        3,555,724         4,770,393        5,201,906
   Net transfers (including fixed
     account).....................       (3,457,828)      (2,634,069)       (4,069,039)      (3,728,747)
   Contract charges...............         (134,293)        (144,229)         (163,551)        (175,104)
   Transfers for contract benefits
     and terminations.............      (10,827,632)      (9,581,040)      (13,135,245)     (10,900,508)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,128,311)      (8,803,614)      (12,597,442)      (9,602,453)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (5,518,884)        4,919,980       (6,184,869)       14,286,263
NET ASSETS:
   Beginning of year..............       128,281,207      123,361,227       163,090,332      148,804,069
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    122,762,323  $   128,281,207  $    156,905,463  $   163,090,332
                                    ================  ===============  ================  ===============

                                      MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                  VALUE                             GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,886,097)  $     (278,413)  $       (43,276)  $      (47,017)
   Net realized gains (losses)....        10,761,897        2,616,256           472,908          431,671
   Change in unrealized gains
     (losses) on investments......        35,231,043       31,565,291         (215,454)          440,352
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,106,843       33,903,134           214,178          825,006
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,318,282        1,901,959               988            1,590
   Net transfers (including fixed
     account).....................       321,932,902      (3,051,520)            44,904         (41,837)
   Contract charges...............         (156,122)         (28,233)             (821)            (415)
   Transfers for contract benefits
     and terminations.............      (55,536,257)     (19,107,183)         (809,873)        (951,695)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       271,558,805     (20,284,977)         (764,802)        (992,357)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       313,665,648       13,618,157         (550,624)        (167,351)
NET ASSETS:
   Beginning of year..............       129,704,910      116,086,753         2,644,910        2,812,261
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    443,370,558  $   129,704,910  $      2,094,286  $     2,644,910
                                    ================  ===============  ================  ===============


                                       MIST WMC LARGE CAP RESEARCH      MORGAN STANLEY MULTI CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (356,278)  $     (130,436)  $       (24,538)  $      (22,877)
   Net realized gains (losses)....         2,663,157          803,734           293,692          136,590
   Change in unrealized gains
     (losses) on investments......         2,964,427       12,259,377         (242,199)          329,155
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,271,306       12,932,675            26,955          442,868
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,796          276,426                --               --
   Net transfers (including fixed
     account).....................       (1,100,153)          419,030         (109,932)         (67,387)
   Contract charges...............          (29,206)         (31,920)              (74)             (89)
   Transfers for contract benefits
     and terminations.............       (8,133,010)      (6,273,031)         (213,345)        (217,956)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,079,573)      (5,609,495)         (323,351)        (285,432)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,808,267)        7,323,180         (296,396)          157,436
NET ASSETS:
   Beginning of year..............        50,072,685       42,749,505         1,210,400        1,052,964
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     46,264,418  $    50,072,685  $        914,004  $     1,210,400
                                    ================  ===============  ================  ===============

                                       MSF BARCLAYS AGGREGATE BOND
                                                  INDEX
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,449,300  $     2,128,832
   Net realized gains (losses)....           204,642          355,080
   Change in unrealized gains
     (losses) on investments......         1,888,378      (5,641,109)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,542,320      (3,157,197)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,673,531        1,979,916
   Net transfers (including fixed
     account).....................       (1,472,554)      (4,156,814)
   Contract charges...............          (47,252)         (55,216)
   Transfers for contract benefits
     and terminations.............       (8,611,027)      (9,031,615)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,457,302)     (11,263,729)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (4,914,982)     (14,420,926)
NET ASSETS:
   Beginning of year..............        80,759,985       95,180,911
                                    ----------------  ---------------
   End of year....................  $     75,845,003  $    80,759,985
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      3,425,995  $      5,101,503  $    (2,701,625)  $    (1,130,563)
   Net realized gains (losses)....         1,294,032         7,173,998        19,554,610        17,851,710
   Change in unrealized gains
     (losses) on investments......         4,747,555      (17,284,665)       (2,920,337)        40,510,171
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,467,582       (5,009,164)        13,932,648        57,231,318
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,289,409         1,702,649         1,342,795         1,625,768
   Net transfers (including fixed
     account).....................         3,715,103       (3,772,509)       (4,727,628)       (6,871,007)
   Contract charges...............          (52,307)          (62,756)          (74,148)          (85,175)
   Transfers for contract benefits
     and terminations.............      (28,780,599)      (34,807,674)      (27,132,405)      (30,848,702)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (23,828,394)      (36,940,290)      (30,591,386)      (36,179,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,360,812)      (41,949,454)      (16,658,738)        21,052,202
NET ASSETS:
   Beginning of year..............       185,528,381       227,477,835       218,130,450       197,078,248
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    171,167,569  $    185,528,381  $    201,471,712  $    218,130,450
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (91,484)  $       (92,004)  $    (4,433,023)  $    (5,141,532)
   Net realized gains (losses)....         3,170,397           729,245                --                --
   Change in unrealized gains
     (losses) on investments......       (2,004,706)         3,319,124                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,074,207         3,956,365       (4,433,023)       (5,141,532)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           183,661           188,897         7,289,711         9,429,447
   Net transfers (including fixed
     account).....................         (522,036)         (514,493)       120,819,674       148,394,164
   Contract charges...............           (3,220)           (3,867)         (139,686)         (151,728)
   Transfers for contract benefits
     and terminations.............       (3,258,750)       (2,777,332)     (169,584,123)     (184,717,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,600,345)       (3,106,795)      (41,614,424)      (27,045,760)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,526,138)           849,570      (46,047,447)      (32,187,292)
NET ASSETS:
   Beginning of year..............        15,413,317        14,563,747       306,076,669       338,263,961
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,887,179  $     15,413,317  $    260,029,222  $    306,076,669
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,327,583)  $      (258,524)  $    (4,056,039)  $    (3,105,136)
   Net realized gains (losses)....        13,193,351         6,964,676        30,204,045         8,299,160
   Change in unrealized gains
     (losses) on investments......       (3,729,328)        17,227,251         1,813,537        98,217,431
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,136,440        23,933,403        27,961,543       103,411,455
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           482,021           989,772         5,685,469         6,162,682
   Net transfers (including fixed
     account).....................       (1,807,566)         (971,012)         4,693,745      (11,980,284)
   Contract charges...............          (50,978)          (57,802)         (239,419)         (254,893)
   Transfers for contract benefits
     and terminations.............      (12,102,250)      (13,468,216)      (39,162,759)      (37,129,065)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,478,773)      (13,507,258)      (29,022,964)      (43,201,560)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,342,333)        10,426,145       (1,061,421)        60,209,895
NET ASSETS:
   Beginning of year..............        93,792,080        83,365,935       377,320,708       317,110,813
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     88,449,747  $     93,792,080  $    376,259,287  $    377,320,708
                                    ================  ================  ================  ================


                                     MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (17,703)  $       (15,771)
   Net realized gains (losses)....           155,834           208,810
   Change in unrealized gains
     (losses) on investments......         (133,406)            95,243
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,725           288,282
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             6,541            12,790
   Net transfers (including fixed
     account).....................         (257,136)         (377,185)
   Contract charges...............              (25)              (59)
   Transfers for contract benefits
     and terminations.............          (47,832)          (60,709)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (298,452)         (425,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (293,727)         (136,881)
NET ASSETS:
   Beginning of year..............         1,019,553         1,156,434
                                    ----------------  ----------------
   End of year....................  $        725,826  $      1,019,553
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (24,427)  $        (18,280)  $        (5,163)  $        (1,820)
   Net realized gains (losses).....           128,424            126,994            48,600            48,545
   Change in unrealized gains
     (losses) on investments.......         (101,825)            482,351         (182,113)           158,676
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,172            591,065         (138,676)           205,401
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                90                --
   Net transfers (including fixed
     account)......................          (41,387)            101,443           618,016            25,921
   Contract charges................             (189)              (248)              (62)              (55)
   Transfers for contract benefits
     and terminations..............         (204,925)          (273,305)          (60,089)          (90,429)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (246,501)          (172,110)           557,955          (64,563)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (244,329)            418,955           419,279           140,838
NET ASSETS:
   Beginning of year...............         2,205,749          1,786,794           969,532           828,694
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      1,961,420  $       2,205,749  $      1,388,811  $        969,532
                                     ================  =================  ================  ================


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         798,395  $        560,193  $      1,107,342  $       1,047,908
   Net realized gains (losses).....          1,814,777         1,144,299         5,068,547          2,993,480
   Change in unrealized gains
     (losses) on investments.......        (1,645,913)         (682,628)       (2,987,914)          3,837,722
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            967,259         1,021,864         3,187,975          7,879,110
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            658,087         1,052,993         2,717,058          2,597,612
   Net transfers (including fixed
     account)......................            242,561         (255,048)        13,758,726          2,727,109
   Contract charges................           (10,058)          (11,689)          (41,474)           (40,794)
   Transfers for contract benefits
     and terminations..............        (8,229,413)       (9,004,290)      (18,033,396)       (14,035,466)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,338,823)       (8,218,034)       (1,599,086)        (8,751,539)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,371,564)       (7,196,170)         1,588,889          (872,429)
NET ASSETS:
   Beginning of year...............         35,985,163        43,181,333        85,938,160         86,810,589
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,613,599  $     35,985,163  $     87,527,049  $      85,938,160
                                     =================  ================  ================  =================


                                       MSF METLIFE ASSET ALLOCATION 60     MSF METLIFE ASSET ALLOCATION 80
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,635,348  $      2,982,253  $     (2,490,782)  $        890,869
   Net realized gains (losses).....        25,611,105         8,544,551          7,761,969         3,680,390
   Change in unrealized gains
     (losses) on investments.......       (7,002,792)        53,809,121         18,931,660        70,992,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        20,243,661        65,335,925         24,202,847        75,563,551
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,632,098        13,730,586         15,464,918        11,850,159
   Net transfers (including fixed
     account)......................       136,613,138         7,040,208        262,910,087       (3,838,214)
   Contract charges................         (343,114)         (327,265)          (442,603)         (366,330)
   Transfers for contract benefits
     and terminations..............      (69,272,252)      (42,916,969)       (49,226,600)      (33,057,120)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        81,629,870      (22,473,440)        228,705,802      (25,411,505)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       101,873,531        42,862,485        252,908,649        50,152,046
NET ASSETS:
   Beginning of year...............       449,109,725       406,247,240        392,110,510       341,958,464
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    550,983,256  $    449,109,725  $     645,019,159  $    392,110,510
                                     ================  ================  =================  ================


                                       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (35,298)  $        (18,425)
   Net realized gains (losses).....           982,508            570,853
   Change in unrealized gains
     (losses) on investments.......           278,100          2,527,315
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,225,310          3,079,743
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           823,397            663,814
   Net transfers (including fixed
     account)......................         1,109,108          2,392,735
   Contract charges................           (7,243)            (6,112)
   Transfers for contract benefits
     and terminations..............       (1,148,485)          (950,458)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           776,777          2,099,979
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,002,087          5,179,722
NET ASSETS:
   Beginning of year...............        14,115,032          8,935,310
                                     ----------------  -----------------
   End of year.....................  $     16,117,119  $      14,115,032
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,628,110  $     2,523,715  $      3,360,215  $     4,426,301
   Net realized gains (losses)....       100,504,410       84,725,742        12,602,909        6,803,668
   Change in unrealized gains
     (losses) on investments......         3,976,797      174,006,859        13,299,681       62,516,313
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       107,109,317      261,256,316        29,262,805       73,746,282
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,311,034       15,677,722         5,398,880        6,429,459
   Net transfers (including fixed
     account).....................      (85,015,507)     (84,676,303)       (3,642,275)      (4,356,427)
   Contract charges...............         (535,399)        (610,148)         (164,446)        (187,597)
   Transfers for contract benefits
     and terminations.............     (110,344,146)    (125,072,521)      (70,534,331)     (74,128,616)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (180,584,018)    (194,681,250)      (68,942,172)     (72,243,181)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (73,474,701)       66,575,066      (39,679,367)        1,503,101
NET ASSETS:
   Beginning of year..............     1,022,210,401      955,635,335       467,083,516      465,580,415
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    948,735,700  $ 1,022,210,401  $    427,404,149  $   467,083,516
                                    ================  ===============  ================  ===============


                                              MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         92,353  $     (604,364)  $        897,919  $     1,178,351
   Net realized gains (losses)....        13,277,287        5,751,228       (1,436,871)      (1,703,283)
   Change in unrealized gains
     (losses) on investments......         (201,912)       27,680,037       (3,796,106)       12,148,332
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,167,728       32,826,901       (4,335,058)       11,623,400
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,486,296        1,789,033         1,612,353        1,873,040
   Net transfers (including fixed
     account).....................         8,265,948       74,625,783       (1,843,138)        (253,951)
   Contract charges...............          (40,837)         (41,962)          (33,375)         (37,146)
   Transfers for contract benefits
     and terminations.............      (25,889,615)     (20,484,531)       (6,608,779)      (6,050,286)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,178,208)       55,888,323       (6,872,939)      (4,468,343)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,010,480)       88,715,224      (11,207,997)        7,155,057
NET ASSETS:
   Beginning of year..............       152,814,296       64,099,072        66,367,832       59,212,775
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    149,803,816  $   152,814,296  $     55,159,835  $    66,367,832
                                    ================  ===============  ================  ===============


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (768,271)  $     (755,033)  $       (22,379)  $       400,930
   Net realized gains (losses)....         3,037,646        1,170,082         7,293,525        2,571,199
   Change in unrealized gains
     (losses) on investments......       (3,689,785)       17,473,581       (3,245,929)       31,689,365
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,420,410)       17,888,630         4,025,217       34,661,494
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           957,552          811,548         2,259,640        2,523,589
   Net transfers (including fixed
     account).....................       (1,314,496)       71,498,045       (3,278,220)         (65,285)
   Contract charges...............          (31,570)         (41,881)          (65,201)         (69,985)
   Transfers for contract benefits
     and terminations.............      (11,700,796)      (7,375,346)      (11,828,019)     (10,291,504)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,089,310)       64,892,366      (12,911,800)      (7,903,185)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,509,720)       82,780,996       (8,886,583)       26,758,309
NET ASSETS:
   Beginning of year..............        82,899,600          118,604       123,574,772       96,816,463
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     69,389,880  $    82,899,600  $    114,688,189  $   123,574,772
                                    ================  ===============  ================  ===============

                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (925,105)  $     (714,191)
   Net realized gains (losses)....         7,695,242        4,791,112
   Change in unrealized gains
     (losses) on investments......       (2,107,884)       10,863,922
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,662,253       14,940,843
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           731,913          473,025
   Net transfers (including fixed
     account).....................        10,482,818        7,359,944
   Contract charges...............          (18,097)         (17,523)
   Transfers for contract benefits
     and terminations.............      (10,201,159)      (7,681,930)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           995,475          133,516
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         5,657,728       15,074,359
NET ASSETS:
   Beginning of year..............        54,003,653       38,929,294
                                    ----------------  ---------------
   End of year....................  $     59,661,381  $    54,003,653
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MSF T. ROWE PRICE SMALL CAP       MSF WESTERN ASSET MANAGEMENT
                                                 GROWTH                  STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,569,889)  $   (1,345,087)  $      1,568,418  $      1,658,229
   Net realized gains (losses)....        15,905,460       11,439,192           581,982           866,373
   Change in unrealized gains
     (losses) on investments......       (8,452,499)       29,168,456         (535,363)       (2,898,428)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,883,072       39,262,561         1,615,037         (373,826)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,473,189        2,656,098            70,885            87,695
   Net transfers (including fixed
     account).....................       (1,932,470)      (2,098,804)           367,665       (1,406,369)
   Contract charges...............          (52,391)         (56,062)           (6,149)           (7,902)
   Transfers for contract benefits
     and terminations.............      (13,477,451)     (12,992,773)       (7,356,702)       (8,975,402)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,989,123)     (12,491,541)       (6,924,301)      (10,301,978)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,106,051)       26,771,020       (5,309,264)      (10,675,804)
NET ASSETS:
   Beginning of year..............       125,245,594       98,474,574        44,979,001        55,654,805
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    118,139,543  $   125,245,594  $     39,669,737  $     44,979,001
                                    ================  ===============  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT                   MSF WMC BALANCED
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       644,240  $      1,069,047  $      1,940,913  $      3,069,593
   Net realized gains (losses)....          151,558           380,252         9,187,107         5,658,892
   Change in unrealized gains
     (losses) on investments......          740,716       (4,019,160)        11,946,452        35,451,352
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,536,514       (2,569,861)        23,074,472        44,179,837
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,878,078         1,555,742         3,422,634         3,914,483
   Net transfers (including fixed
     account).....................        4,836,140       (2,441,865)       (1,631,300)       (3,040,080)
   Contract charges...............         (53,009)          (63,046)         (157,878)         (170,950)
   Transfers for contract benefits
     and terminations.............     (19,940,320)      (21,635,461)      (27,105,529)      (21,259,691)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (13,279,111)      (22,584,630)      (25,472,073)      (20,556,238)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (11,742,597)      (25,154,491)       (2,397,601)        23,623,599
NET ASSETS:
   Beginning of year..............      109,839,169       134,993,660       265,542,357       241,918,758
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    98,096,572  $    109,839,169  $    263,144,756  $    265,542,357
                                    ===============  ================  ================  ================

                                            MSF WMC CORE EQUITY
                                               OPPORTUNITIES                PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,235,617)  $      (599,666)  $      (318,095)  $     (304,232)
   Net realized gains (losses)....        13,114,912         5,347,045         4,743,176          228,082
   Change in unrealized gains
     (losses) on investments......       (4,046,007)        24,307,357       (1,010,239)        7,893,729
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,833,288        29,054,736         3,414,842        7,817,579
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           208,522           352,778           116,654          139,831
   Net transfers (including fixed
     account).....................       (3,263,760)       (4,335,123)         (287,076)        (736,064)
   Contract charges...............          (19,164)          (23,615)           (9,963)         (11,239)
   Transfers for contract benefits
     and terminations.............      (17,830,325)      (18,934,585)       (5,341,338)      (6,313,577)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (20,904,727)      (22,940,545)       (5,521,723)      (6,921,049)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,071,439)         6,114,191       (2,106,881)          896,530
NET ASSETS:
   Beginning of year..............       109,181,322       103,067,131        29,462,183       28,565,653
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     96,109,883  $    109,181,322  $     27,355,302  $    29,462,183
                                    ================  ================  ================  ===============


                                      PIONEER VCT REAL ESTATE SHARES
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         37,587  $         20,277
   Net realized gains (losses)....         1,266,662           817,255
   Change in unrealized gains
     (losses) on investments......         1,263,330         (747,580)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,567,579            89,952
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            45,841            34,478
   Net transfers (including fixed
     account).....................         (430,201)            36,854
   Contract charges...............           (4,299)           (5,033)
   Transfers for contract benefits
     and terminations.............       (2,708,138)       (2,184,452)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,096,797)       (2,118,153)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (529,218)       (2,028,201)
NET ASSETS:
   Beginning of year..............        10,515,684        12,543,885
                                    ----------------  ----------------
   End of year....................  $      9,986,466  $     10,515,684
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        TAP 1919 VARIABLE RESPONSIVE
                                                  BALANCED                            UIF GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014              2013                2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (193,054)  $       (199,238)  $       (122,407)  $       (93,020)
   Net realized gains (losses).....         6,319,078          1,047,569          1,329,425         1,178,759
   Change in unrealized gains
     (losses) on investments.......       (2,848,392)          6,003,454          (894,036)         1,610,149
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,277,632          6,851,785            312,982         2,695,888
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           742,932            761,304                 --                --
   Net transfers (including fixed
     account)......................         (357,581)          (327,563)          (320,492)         (546,324)
   Contract charges................          (30,919)           (33,864)              (953)           (1,235)
   Transfers for contract benefits
     and terminations..............       (4,757,516)        (5,004,769)        (1,035,910)       (1,515,306)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,403,084)        (4,604,892)        (1,357,355)       (2,062,865)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,125,452)          2,246,893        (1,044,373)           633,023
NET ASSETS:
   Beginning of year...............        44,216,482         41,969,589          7,732,651         7,099,628
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $     43,091,030  $      44,216,482  $       6,688,278  $      7,732,651
                                     ================  =================  =================  ================


                                       WELLS FARGO VT SMALL CAP VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (25,259)  $        (17,295)
   Net realized gains (losses).....            77,628             50,657
   Change in unrealized gains
     (losses) on investments.......            37,219            328,989
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            89,588            362,351
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            20,736             37,412
   Net transfers (including fixed
     account)......................          (46,511)           (37,659)
   Contract charges................             (211)              (275)
   Transfers for contract benefits
     and terminations..............         (295,638)          (666,084)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (321,624)          (666,606)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (232,036)          (304,255)
NET ASSETS:
   Beginning of year...............         2,776,008          3,080,263
                                     ----------------  -----------------
   End of year.....................  $      2,543,972  $       2,776,008
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, the Company changed its name from MetLife Insurance Company of Connecticut to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AllianceBernstein Variable Products Series Fund, Inc.      Met Investors Series Trust ("MIST")*
   ("AllianceBernstein")                                   Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust                  Wells Fargo Variable Trust ("Wells Fargo VT")
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2014:

Alger Capital Appreciation Subaccount                   Deutsche II Government & Agency Securities
AllianceBernstein Global Thematic Growth                  Subaccount
   Subaccount                                           Deutsche II Small Mid Cap Value Subaccount
American Funds Bond Subaccount                          Dreyfus Socially Responsible Growth Subaccount
American Funds Global Growth Subaccount                 Fidelity VIP Contrafund Subaccount (a)
American Funds Global Small Capitalization              Fidelity VIP Dynamic Capital Appreciation
   Subaccount                                             Subaccount
American Funds Growth Subaccount                        Fidelity VIP Equity-Income Subaccount (a)
American Funds Growth-Income Subaccount                 Fidelity VIP FundsManager 60% Subaccount (b)
Delaware VIP Small Cap Value Subaccount                 Fidelity VIP High Income Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


Fidelity VIP Mid Cap Subaccount                          MIST Clarion Global Real Estate Subaccount (a)
FTVIPT Franklin Income VIP Subaccount                    MIST ClearBridge Aggressive Growth Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Harris Oakmark International Subaccount
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST Invesco Mid Cap Value Subaccount (a)
   Subaccount                                            MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Templeton Developing Markets VIP                  MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Emerging Markets Equity Subaccount (a)
Invesco V.I. S&P 500 Index Subaccount                    MIST MFS Research International Subaccount
Janus Aspen Enterprise Subaccount                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Aggressive Growth            MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Appreciation                 MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                            MIST Pyramis Managed Risk Subaccount
LMPVET ClearBridge Variable Equity Income                MIST SSgA Growth and Income ETF Subaccount
   Subaccount (a)                                        MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Growth             MIST T. Rowe Price Large Cap Value Subaccount (a)
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST WMC Large Cap Research Subaccount
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MSF Barclays Aggregate Bond Index Subaccount
   Subaccount                                            MSF BlackRock Bond Income Subaccount (a)
LMPVET ClearBridge Variable Small Cap Growth             MSF BlackRock Capital Appreciation Subaccount (a)
   Subaccount                                            MSF BlackRock Large Cap Value Subaccount
LMPVET Variable Lifestyle Allocation 50%                 MSF BlackRock Money Market Subaccount (a)
   Subaccount                                            MSF Frontier Mid Cap Growth Subaccount (a)
LMPVET Variable Lifestyle Allocation 70%                 MSF Jennison Growth Subaccount (a)
   Subaccount                                            MSF Loomis Sayles Small Cap Core Subaccount
LMPVET Variable Lifestyle Allocation 85%                 MSF Met/Artisan Mid Cap Value Subaccount
   Subaccount                                            MSF Met/Dimensional International Small Company
LMPVIT Western Asset Variable Global High Yield            Subaccount
   Bond Subaccount                                       MSF MetLife Asset Allocation 20 Subaccount
LMPVIT Western Asset Variable High Income                MSF MetLife Asset Allocation 40 Subaccount
   Subaccount                                            MSF MetLife Asset Allocation 60 Subaccount
MIST American Funds Balanced Allocation                  MSF MetLife Asset Allocation 80 Subaccount
   Subaccount                                            MSF MetLife Mid Cap Stock Index Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF MetLife Stock Index Subaccount (a)
MIST American Funds Moderate Allocation                  MSF MFS Total Return Subaccount (a)
   Subaccount                                            MSF MFS Value Subaccount (a)
MIST BlackRock High Yield Subaccount (a)                 MSF MSCI EAFE Index Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Neuberger Berman Genesis Subaccount (a)           MSF WMC Balanced Subaccount (a)
MSF Russell 2000 Index Subaccount                     MSF WMC Core Equity Opportunities Subaccount (a)
MSF T. Rowe Price Large Cap Growth Subaccount (a)     Pioneer VCT Mid Cap Value Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount         Pioneer VCT Real Estate Shares Subaccount
MSF Western Asset Management Strategic Bond           TAP 1919 Variable Socially Responsive Balanced
   Opportunities Subaccount (a)                         Subaccount
MSF Western Asset Management U.S. Government          UIF Growth Subaccount
   Subaccount                                         Wells Fargo VT Small Cap Value Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or funds of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2014.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value               MIST MetLife Growth Strategy Subaccount
   Subaccount                                           MIST MetLife Moderate Strategy Subaccount
LMPVET Investment Counsel Variable Social               Pioneer VCT Disciplined Value Subaccount
   Awareness Subaccount                                 Pioneer VCT Emerging Markets Subaccount
DWS I Capital Growth Subaccount                         Pioneer VCT Equity Income Subaccount
DWS II Global Growth Subaccount                         Pioneer VCT Ibbotson Growth Allocation Subaccount
Invesco V.I. American Franchise Subaccount              Pioneer VCT Ibbotson Moderate Allocation Subaccount
Invesco V.I. Growth and Income Subaccount               UIF U.S. Real Estate Subaccount
MIST ClearBridge Aggressive Growth II Subaccount
MIST MetLife Balanced Strategy Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                                  New Name

DWS Government & Agency Securities VIP                       Deutsche Government & Agency Securities VIP
DWS Small Mid Cap Value VIP                                  Deutsche Small Mid Cap Value VIP
Franklin Income Securities Fund                              Franklin Income VIP Fund
Franklin Rising Dividends Securities Fund                    Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth Securities Fund                Franklin Small-Mid Cap Growth VIP Fund
Mutual Shares Securities Fund                                Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund                 Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                            Templeton Foreign VIP Fund
Invesco V.I. Utilities Fund                                  Invesco V.I. Managed Volatility Fund
(MIST) BlackRock Large Cap Core Portfolio                    (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio                 (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio                (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                        (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                          (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio              (MSF) MetLife Asset Allocation 20 Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                             New Name

(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

(LMPVET) ClearBridge Variable All Cap Value                (MIST) T. Rowe Price Large Cap Value Portfolio
   Portfolio
DWS Capital Growth VIP                                     (MSF) Jennison Growth Portfolio
DWS Global Growth VIP                                      (MIST) Oppenheimer Global Equity Portfolio
Invesco V.I. American Franchise Fund                       (MSF) T. Rowe Price Large Cap Growth Portfolio
Invesco V.I. Growth and Income Fund                        (MIST) Invesco Comstock Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

TRUST NAME CHANGE:

Former Trust                                               New Trust

DWS Variable Series II                                     Deutsche Variable Series II

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

     Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.80% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Capital Appreciation Subaccount......................         48,773        2,653,697           934,295           874,595
     AllianceBernstein Global Thematic Growth Subaccount........         39,329          614,132            18,043           129,548
     American Funds Bond Subaccount.............................        617,914        6,637,694           741,925         1,942,665
     American Funds Global Growth Subaccount....................      4,547,028       92,041,891        17,658,336        32,070,841
     American Funds Global Small Capitalization Subaccount......        108,982        2,019,967           228,647         1,062,318
     American Funds Growth Subaccount...........................      3,425,253      186,877,366        20,493,137        79,063,364
     American Funds Growth-Income Subaccount....................      4,628,500      167,348,637        19,586,765        66,518,292
     Delaware VIP Small Cap Value Subaccount....................        295,821        8,556,350         1,463,850         4,363,449
     Deutsche II Government & Agency Securities Subaccount......        239,009        2,956,605           306,296           998,322
     Deutsche II Small Mid Cap Value Subaccount.................        354,644        5,129,441           530,539         2,595,358
     Dreyfus Socially Responsible Growth Subaccount.............         16,563          455,408            81,778            71,938
     Fidelity VIP Contrafund Subaccount.........................      6,551,091      173,558,360        11,813,491        46,603,713
     Fidelity VIP Dynamic Capital Appreciation Subaccount.......        166,729        1,446,538           135,845           500,978
     Fidelity VIP Equity-Income Subaccount......................     10,620,376      223,577,821        12,424,089        26,899,995
     Fidelity VIP FundsManager 60% Subaccount (a)...............      3,922,238       47,670,221        47,670,319                99
     Fidelity VIP High Income Subaccount........................      3,967,680       24,232,592         2,334,109         3,831,312
     Fidelity VIP Mid Cap Subaccount............................      7,717,712      226,141,642        11,885,475        49,678,732
     FTVIPT Franklin Income VIP Subaccount......................      1,754,786       25,929,415         4,347,977        13,195,014
     FTVIPT Franklin Mutual Shares VIP Subaccount...............        925,758       15,724,240           701,505         6,112,286
     FTVIPT Franklin Rising Dividends VIP Subaccount............        698,430       13,822,407         1,510,792         6,348,218
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........      1,357,528       27,752,627         8,509,714         9,045,194
     FTVIPT Templeton Developing Markets VIP Subaccount.........      2,090,367       21,701,049         2,247,375         4,127,484
     FTVIPT Templeton Foreign VIP Subaccount....................      4,794,611       67,714,786         7,141,734        20,518,647
     Invesco V.I. Comstock Subaccount...........................        359,025        4,621,092           240,130         2,213,371
     Invesco V.I. Diversified Dividend Subaccount...............         60,787          882,022            73,608           331,329
     Invesco V.I. Equity and Income Subaccount..................      3,482,488       46,661,689         4,778,406        18,273,006
     Invesco V.I. Government Securities Subaccount..............        908,422       10,632,777           840,804         2,827,385
     Invesco V.I. Managed Volatility Subaccount.................         85,857        1,470,458           451,681           966,274
     Invesco V.I. S&P 500 Index Subaccount......................        129,006        1,483,113           147,521           790,598
     Janus Aspen Enterprise Subaccount..........................        230,056        8,177,772         1,931,529         3,149,026
     Janus Aspen Global Research Subaccount.....................         23,665          672,052            48,573           298,972
     Janus Aspen Overseas Subaccount............................      1,307,768       53,976,601         7,949,352         7,573,490
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................     14,620,688      228,045,335        41,337,392       100,004,833
     LMPVET ClearBridge Variable Appreciation Subaccount........      8,507,673      203,653,751        17,299,720        60,153,659
     LMPVET ClearBridge Variable Equity Income Subaccount.......      7,136,921       87,810,751         5,531,090        29,676,408
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....      4,654,411       76,094,853        18,302,904        24,148,550
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....      7,014,429      112,558,100        17,527,369        27,613,274
     LMPVET ClearBridge Variable Mid Cap Core Subaccount........      2,065,641       28,084,857         3,561,951         7,949,349
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      2,709,780       44,484,600        10,338,771        19,060,603
     LMPVET Variable Lifestyle Allocation 50% Subaccount........      4,065,922       47,445,552         2,095,463        12,552,165
     LMPVET Variable Lifestyle Allocation 70% Subaccount........      2,574,549       29,313,361           925,559         6,115,046
     LMPVET Variable Lifestyle Allocation 85% Subaccount........      1,475,535       19,453,478         1,362,792         3,658,385
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................      1,023,450        8,298,688           929,368         2,190,118
     LMPVIT Western Asset Variable High Income Subaccount.......     14,052,266       91,400,981         8,161,799        18,633,690
     MIST American Funds Balanced Allocation Subaccount.........        405,213        4,048,786         1,073,921           375,541
     MIST American Funds Growth Allocation Subaccount...........        359,657        3,477,084         1,197,258           652,627
     MIST American Funds Moderate Allocation Subaccount.........        271,506        2,720,298           696,841           426,311
     MIST BlackRock High Yield Subaccount.......................     12,777,579      105,359,907        23,835,079        34,121,651
     MIST Clarion Global Real Estate Subaccount.................      6,269,120       77,908,864        17,903,784        17,597,209
     MIST ClearBridge Aggressive Growth Subaccount..............     38,503,683      541,198,546       593,307,858        61,293,080
     MIST Harris Oakmark International Subaccount...............      4,244,411       64,975,673        17,600,690        19,696,926

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MIST Invesco Comstock Subaccount...........................     14,854,714       149,665,122       105,288,841       49,792,154
     MIST Invesco Mid Cap Value Subaccount......................      2,608,347        48,073,920        12,656,526       16,335,989
     MIST Invesco Small Cap Growth Subaccount...................        729,595        11,147,742         3,928,981        4,309,023
     MIST JPMorgan Small Cap Value Subaccount...................        737,425        10,684,818         3,633,365        3,075,608
     MIST Loomis Sayles Global Markets Subaccount...............      9,876,647       110,436,785         4,395,579       18,231,623
     MIST Lord Abbett Bond Debenture Subaccount.................      3,148,165        38,563,331         8,045,288       11,122,316
     MIST Met/Eaton Vance Floating Rate Subaccount..............        404,552         4,240,087           989,148        1,746,611
     MIST MetLife Asset Allocation 100 Subaccount...............      4,565,908        48,324,532         3,555,817        9,368,644
     MIST MetLife Multi-Index Targeted Risk Subaccount (b)......          1,015            12,125            14,431            2,348
     MIST MetLife Small Cap Value Subaccount....................      5,928,407        97,777,885         7,861,024       23,280,617
     MIST MFS Emerging Markets Equity Subaccount................      5,591,318        56,455,262        14,479,888       15,564,811
     MIST MFS Research International Subaccount.................      6,673,797        75,293,066         4,666,271       17,693,410
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        720,592         7,877,627         1,398,285        4,014,176
     MIST Oppenheimer Global Equity Subaccount..................     17,319,567       277,550,975        24,117,903       61,719,414
     MIST PIMCO Inflation Protected Bond Subaccount.............      6,527,564        71,223,239         7,768,006       20,011,933
     MIST PIMCO Total Return Subaccount.........................     20,520,444       231,548,740        14,668,346       71,580,268
     MIST Pioneer Fund Subaccount...............................      4,006,839        51,618,115        19,846,527       12,570,079
     MIST Pioneer Strategic Income Subaccount...................     13,913,509       141,303,026        21,338,507       42,550,520
     MIST Pyramis Managed Risk Subaccount.......................          1,007            11,209             9,860               26
     MIST SSgA Growth and Income ETF Subaccount.................      9,797,472       103,881,899        11,813,613       14,127,031
     MIST SSgA Growth ETF Subaccount............................     12,582,635       132,737,919        14,094,952       15,627,815
     MIST T. Rowe Price Large Cap Value Subaccount..............     12,388,215       382,756,413       357,275,070       89,602,358
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        175,108         1,631,331           572,342        1,133,823
     MIST WMC Large Cap Research Subaccount.....................      3,215,040        33,507,508         2,339,289       11,775,140
     Morgan Stanley Multi Cap Growth Subaccount.................         16,573           570,954           162,272          370,772
     MSF Barclays Aggregate Bond Index Subaccount...............      6,759,804        73,447,120         3,890,505       10,897,582
     MSF BlackRock Bond Income Subaccount.......................      1,550,578       162,638,968        19,352,933       39,755,336
     MSF BlackRock Capital Appreciation Subaccount..............      4,893,060        92,824,930         6,089,383       39,382,367
     MSF BlackRock Large Cap Value Subaccount...................      1,315,019        13,842,243         4,238,088        4,440,514
     MSF BlackRock Money Market Subaccount......................      2,600,292       260,028,984       165,145,175      211,192,873
     MSF Frontier Mid Cap Growth Subaccount.....................      2,404,465        61,470,427        10,610,837       17,179,126
     MSF Jennison Growth Subaccount.............................     23,220,318       284,456,623        35,213,401       48,553,030
     MSF Loomis Sayles Small Cap Core Subaccount................          2,591           650,982           178,497          363,892
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,416         1,242,839            56,872          327,799
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         94,029         1,377,080           713,459          126,392
     MSF MetLife Asset Allocation 20 Subaccount.................      2,572,859        28,942,048         6,852,721       11,976,694
     MSF MetLife Asset Allocation 40 Subaccount.................      6,924,609        79,210,590        25,062,663       22,487,060
     MSF MetLife Asset Allocation 60 Subaccount.................     40,753,200       485,052,207       176,211,619       75,797,491
     MSF MetLife Asset Allocation 80 Subaccount.................     43,406,405       556,613,602       285,213,852       58,998,818
     MSF MetLife Mid Cap Stock Index Subaccount.................        848,160        12,457,194         2,814,268        1,377,542
     MSF MetLife Stock Index Subaccount.........................     20,571,344       673,567,565        53,600,878      206,981,201
     MSF MFS Total Return Subaccount............................      2,496,109       350,613,361        17,744,053       83,326,011
     MSF MFS Value Subaccount...................................      8,159,744       117,837,498        26,692,351       35,797,525
     MSF MSCI EAFE Index Subaccount.............................      4,353,578        67,988,349         2,936,031        8,910,551
     MSF Neuberger Berman Genesis Subaccount....................      3,852,457        55,600,368         3,691,543       16,549,112
     MSF Russell 2000 Index Subaccount..........................      5,703,043        79,608,303         6,451,981       16,739,502
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,432,166        43,097,263        22,266,151       18,520,603
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,302,493        79,361,962        14,954,251       20,018,747
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      2,966,849        37,762,812         5,131,515       10,487,400
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      8,100,461        96,805,436         9,776,094       22,410,963

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MSF WMC Balanced Subaccount................................     11,801,021       178,762,606         8,071,818       31,602,977
     MSF WMC Core Equity Opportunities Subaccount...............      2,240,438        75,435,166        10,475,537       23,915,669
     Pioneer VCT Mid Cap Value Subaccount.......................      1,210,948        24,163,639         5,367,052        7,334,308
     Pioneer VCT Real Estate Shares Subaccount..................        462,337         8,774,635         1,555,689        3,611,849
     TAP 1919 Variable Responsive Balanced Subaccount...........      1,447,951        35,370,088         5,861,018        5,558,376
     UIF Growth Subaccount......................................        217,647         3,783,254           869,548        1,875,886
     Wells Fargo VT Small Cap Value Subaccount..................        228,159         2,143,662            82,018          428,900

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

This page is intentionally left blank.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                        ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        1,275,479        1,645,523          939,841       1,104,786
Units issued and transferred
   from other funding options....          161,560           77,409           22,430          52,155
Units redeemed and transferred to
   other funding options.........        (291,677)        (447,453)        (119,408)       (217,100)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        1,145,362        1,275,479          842,863         939,841
                                   ===============  ===============  ===============  ==============



                                         AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,603,974        6,125,338       61,715,610       74,340,049
Units issued and transferred
   from other funding options....         465,779          938,294        2,179,012        3,210,111
Units redeemed and transferred to
   other funding options.........     (1,180,800)      (2,459,658)     (13,179,129)     (15,834,550)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,888,953        4,603,974       50,715,493       61,715,610
                                   ==============  ===============  ===============  ===============


                                            AMERICAN FUNDS
                                      GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,010,185        1,174,553      154,846,650      187,729,621
Units issued and transferred
   from other funding options....           86,745          123,443        4,133,975        7,280,620
Units redeemed and transferred to
   other funding options.........        (310,982)        (287,811)     (36,868,571)     (40,163,591)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          785,948        1,010,185      122,112,054      154,846,650
                                   ===============  ===============  ===============  ===============

                                            AMERICAN FUNDS
                                             GROWTH-INCOME              DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       142,763,134      174,788,776        4,830,286        5,246,939
Units issued and transferred
   from other funding options....         3,630,149        6,753,748          117,684          336,199
Units redeemed and transferred to
   other funding options.........      (32,241,197)     (38,779,390)      (1,430,174)        (752,852)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       114,152,086      142,763,134        3,517,796        4,830,286
                                   ================  ===============  ===============  ===============


                                       DEUTSCHE II GOVERNMENT &             DEUTSCHE II SMALL
                                           AGENCY SECURITIES                  MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,830,693        4,017,203        3,103,273        3,970,007
Units issued and transferred
   from other funding options....          226,776          297,927          234,021          268,405
Units redeemed and transferred to
   other funding options.........        (780,545)      (1,484,437)      (1,011,217)      (1,135,139)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,276,924        2,830,693        2,326,077        3,103,273
                                   ===============  ===============  ===============  ===============


                                           DREYFUS SOCIALLY
                                          RESPONSIBLE GROWTH              FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........          398,114           429,359      108,680,474      123,668,052
Units issued and transferred
   from other funding options....           13,776               922        5,603,328        9,668,225
Units redeemed and transferred to
   other funding options.........         (31,723)          (32,167)     (21,419,600)     (24,655,803)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................          380,167           398,114       92,864,202      108,680,474
                                   ===============  ================  ===============  ===============

                                                                                                        FIDELITY VIP
                                         FIDELITY VIP DYNAMIC                                           FUNDSMANAGER
                                         CAPITAL APPRECIATION          FIDELITY VIP EQUITY-INCOME            60%
                                              SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   --------------------------------  --------------------------------  ---------------
                                         2014             2013            2014             2013           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,197,666        1,416,012       63,687,670       69,667,292               --
Units issued and transferred
   from other funding options....           20,043           85,248        2,475,754        3,232,795        3,719,213
Units redeemed and transferred to
   other funding options.........        (206,378)        (303,594)      (7,797,525)      (9,212,417)               --
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year................        1,011,331        1,197,666       58,365,899       63,687,670        3,719,213
                                   ===============  ===============  ===============  ===============  ===============




                                      FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,872,590        8,865,709      101,839,154      114,724,500
Units issued and transferred
   from other funding options....          508,575          621,891        5,430,346        7,517,402
Units redeemed and transferred to
   other funding options.........      (1,298,250)      (1,615,010)     (19,000,312)     (20,402,748)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,082,915        7,872,590       88,269,188      101,839,154
                                   ===============  ===============  ===============  ===============




                                      FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ---------------  ----------------

Units beginning of year..........       17,033,712        20,017,657
Units issued and transferred
   from other funding options....        1,426,073         1,812,464
Units redeemed and transferred to
   other funding options.........      (5,406,987)       (4,796,409)
                                   ---------------  ----------------
Units end of year................       13,052,798        17,033,712
                                   ===============  ================

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       14,194,716       18,783,084       12,034,304      12,855,504
Units issued and transferred
   from other funding options....          346,255          323,847          588,816       2,639,025
Units redeemed and transferred to
   other funding options.........      (3,410,691)      (4,912,215)      (3,123,135)     (3,460,225)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       11,130,280       14,194,716        9,499,985      12,034,304
                                   ===============  ===============  ===============  ==============


                                            FTVIPT FRANKLIN                 FTVIPT TEMPLETON
                                       SMALL-MID CAP GROWTH VIP          DEVELOPING MARKETS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       18,344,786       21,757,192      11,016,768      12,276,465
Units issued and transferred
   from other funding options....        1,439,345        1,642,422       1,737,326       2,117,595
Units redeemed and transferred to
   other funding options.........      (4,446,100)      (5,054,828)     (2,667,438)     (3,377,292)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       15,338,031       18,344,786      10,086,656      11,016,768
                                   ===============  ===============  ==============  ==============


                                          FTVIPT TEMPLETON
                                             FOREIGN VIP                  INVESCO V.I. COMSTOCK
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       49,602,475       59,299,810       5,818,437       7,161,636
Units issued and transferred
   from other funding options....        4,753,285        3,666,572         230,465       2,518,290
Units redeemed and transferred to
   other funding options.........     (11,710,259)     (13,363,907)     (1,593,002)     (3,861,489)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       42,645,501       49,602,475       4,455,900       5,818,437
                                   ===============  ===============  ==============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              INVESCO V.I.                        INVESCO V.I.
                                          DIVERSIFIED DIVIDEND                  EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           983,199         1,166,210        38,518,228        49,170,292
Units issued and transferred
   from other funding options....            49,774            86,574         1,157,856         2,087,711
Units redeemed and transferred to
   other funding options.........         (200,190)         (269,585)       (9,201,758)      (12,739,775)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           832,783           983,199        30,474,326        38,518,228
                                   ================  ================  ================  ================


                                             INVESCO V.I.                      INVESCO V.I.
                                         GOVERNMENT SECURITIES              MANAGED VOLATILITY
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,276,593       13,042,147          918,646        1,026,009
Units issued and transferred
   from other funding options....          514,483        2,882,935          131,787          242,996
Units redeemed and transferred to
   other funding options.........      (2,247,410)      (5,648,489)        (387,224)        (350,359)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,543,666       10,276,593          663,209          918,646
                                   ===============  ===============  ===============  ===============


                                             INVESCO V.I.
                                             S&P 500 INDEX                  JANUS ASPEN ENTERPRISE
                                              SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         1,651,321         2,132,423        10,596,566        13,439,690
Units issued and transferred
   from other funding options....            64,075           139,707           719,776         1,088,380
Units redeemed and transferred to
   other funding options.........         (433,467)         (620,809)       (2,085,405)       (3,931,504)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         1,281,929         1,651,321         9,230,937        10,596,566
                                   ================  ================  ================  ================

                                                                                                           LMPVET CLEARBRIDGE
                                     JANUS ASPEN GLOBAL RESEARCH         JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013            2014             2013            2014             2013
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........          798,297         821,059      28,081,395       32,661,250      230,124,058     276,489,134
Units issued and transferred
   from other funding options....           32,425          54,216       2,793,199        3,328,080       10,265,768      11,783,512
Units redeemed and transferred to
   other funding options.........        (195,751)        (76,978)     (5,639,206)      (7,907,935)     (47,512,873)    (58,148,588)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................          634,971         798,297      25,235,388       28,081,395      192,876,953     230,124,058
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      171,514,828      209,159,554      78,389,764       94,929,719
Units issued and transferred
   from other funding options....        3,720,499        5,178,258       2,980,181        4,899,425
Units redeemed and transferred to
   other funding options.........     (30,835,598)     (42,822,984)    (17,377,841)     (21,439,380)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      144,399,729      171,514,828      63,992,104       78,389,764
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   ---------------  --------------

Units beginning of year..........       59,527,149      72,914,920
Units issued and transferred
   from other funding options....        3,717,328       1,784,706
Units redeemed and transferred to
   other funding options.........     (13,394,858)    (15,172,477)
                                   ---------------  --------------
Units end of year................       49,849,619      59,527,149
                                   ===============  ==============

                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                       VARIABLE LARGE CAP VALUE           VARIABLE MID CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       76,780,219       91,023,321       18,761,175      22,961,433
Units issued and transferred
   from other funding options....        3,836,445        4,227,034          589,886         816,819
Units redeemed and transferred to
   other funding options.........     (14,432,940)     (18,470,136)      (3,458,612)     (5,017,077)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       66,183,724       76,780,219       15,892,449      18,761,175
                                   ===============  ===============  ===============  ==============


                                          LMPVET CLEARBRIDGE                 LMPVET VARIABLE
                                       VARIABLE SMALL CAP GROWTH        LIFESTYLE ALLOCATION 50%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       28,785,296       31,622,684       37,872,131      44,938,353
Units issued and transferred
   from other funding options....        2,336,673        4,452,537          829,663       1,573,982
Units redeemed and transferred to
   other funding options.........      (8,149,365)      (7,289,925)      (6,914,519)     (8,640,204)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,972,604       28,785,296       31,787,275      37,872,131
                                   ===============  ===============  ===============  ==============


                                            LMPVET VARIABLE                  LMPVET VARIABLE
                                       LIFESTYLE ALLOCATION 70%         LIFESTYLE ALLOCATION 85%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       25,062,174       29,657,743       16,420,256      19,365,531
Units issued and transferred
   from other funding options....          314,952          320,844          203,238         219,527
Units redeemed and transferred to
   other funding options.........      (3,535,535)      (4,916,413)      (2,133,812)     (3,164,802)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       21,841,591       25,062,174       14,489,682      16,420,256
                                   ===============  ===============  ===============  ==============

                                         LMPVIT WESTERN ASSET               LMPVIT WESTERN ASSET
                                    VARIABLE GLOBAL HIGH YIELD BOND         VARIABLE HIGH INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        4,982,108        5,919,632        44,750,902       54,128,179
Units issued and transferred
   from other funding options....          280,323        2,111,082         2,190,863        3,527,842
Units redeemed and transferred to
   other funding options.........      (1,145,484)      (3,048,606)       (9,051,658)     (12,905,119)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        4,116,947        4,982,108        37,890,107       44,750,902
                                   ===============  ===============   ===============  ===============


                                         MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                 GROWTH ALLOCATION
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,980,777        2,190,157        2,729,186        1,922,890
Units issued and transferred
   from other funding options....          570,356        1,177,527          531,654        1,060,112
Units redeemed and transferred to
   other funding options.........        (352,986)        (386,907)        (543,625)        (253,816)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,198,147        2,980,777        2,717,215        2,729,186
                                   ===============  ===============  ===============  ===============


                                         MIST AMERICAN FUNDS
                                         MODERATE ALLOCATION            MIST BLACKROCK HIGH YIELD
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        2,143,767        1,804,687       45,512,194      53,791,302
Units issued and transferred
   from other funding options....          378,123          745,667        5,258,335       7,830,630
Units redeemed and transferred to
   other funding options.........        (369,645)        (406,587)     (14,076,999)    (16,109,738)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        2,152,245        2,143,767       36,693,530      45,512,194
                                   ===============  ===============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                             MIST CLARION                   MIST CLEARBRIDGE
                                          GLOBAL REAL ESTATE                AGGRESSIVE GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       60,592,799       68,080,621        5,674,029       4,186,645
Units issued and transferred
   from other funding options....       13,970,428        9,239,675       93,003,321       3,222,365
Units redeemed and transferred to
   other funding options.........     (16,084,135)     (16,727,497)     (15,381,892)     (1,734,981)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       58,479,092       60,592,799       83,295,458       5,674,029
                                   ===============  ===============  ===============  ==============


                                         MIST HARRIS OAKMARK
                                            INTERNATIONAL                MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      39,139,950       42,865,772       84,372,068     105,506,703      41,645,975       49,340,187
Units issued and transferred
   from other funding options....       6,377,710        8,229,037       55,520,082       5,305,754       1,789,401        3,828,388
Units redeemed and transferred to
   other funding options.........    (11,011,232)     (11,954,859)     (25,618,523)    (26,440,389)    (10,395,127)     (11,522,600)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      34,506,428       39,139,950      114,273,627      84,372,068      33,040,249       41,645,975
                                   ==============  ===============  ===============  ==============  ==============  ===============



                                    MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........        6,603,009        6,837,358
Units issued and transferred
   from other funding options....        1,139,089        1,846,637
Units redeemed and transferred to
   other funding options.........      (1,900,393)      (2,080,986)
                                   ---------------  ---------------
Units end of year................        5,841,705        6,603,009
                                   ===============  ===============


                                            MIST JPMORGAN                  MIST LOOMIS SAYLES
                                           SMALL CAP VALUE                   GLOBAL MARKETS
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,275,439        8,174,785       23,910,152       26,809,216
Units issued and transferred
   from other funding options....       1,259,990        1,588,705          869,114        1,225,852
Units redeemed and transferred to
   other funding options.........     (1,771,876)      (2,488,051)      (3,118,442)      (4,124,916)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,763,553        7,275,439       21,660,824       23,910,152
                                   ==============  ===============  ===============  ===============



                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       21,694,542       26,255,396       4,616,505        2,309,179
Units issued and transferred
   from other funding options....        2,681,815        2,175,692         826,000        3,482,590
Units redeemed and transferred to
   other funding options.........      (5,379,893)      (6,736,546)     (1,618,672)      (1,175,264)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       18,996,464       21,694,542       3,823,833        4,616,505
                                   ===============  ===============  ==============  ===============


                                                                      MIST METLIFE
                                             MIST METLIFE              MULTI-INDEX
                                         ASSET ALLOCATION 100         TARGETED RISK
                                              SUBACCOUNT               SUBACCOUNT
                                   --------------------------------  ---------------
                                         2014             2013          2014 (b)
                                   ---------------  ---------------  ---------------

Units beginning of year..........       49,145,768       51,476,410               --
Units issued and transferred
   from other funding options....        3,645,698        4,144,074            1,211
Units redeemed and transferred to
   other funding options.........      (7,578,737)      (6,474,716)            (203)
                                   ---------------  ---------------  ---------------
Units end of year................       45,212,729       49,145,768            1,008
                                   ===============  ===============  ===============

                                            MIST METLIFE                 MIST MFS EMERGING                MIST MFS RESEARCH
                                           SMALL CAP VALUE                MARKETS EQUITY                    INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  -------------------------------
                                        2014            2013            2014            2013             2014            2013
                                   --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      74,099,811      87,597,110      23,618,677      27,471,452       53,996,698      64,389,120
Units issued and transferred
   from other funding options....       3,424,982       3,305,350       6,969,261       2,960,921        3,114,688       2,416,524
Units redeemed and transferred to
   other funding options.........    (14,316,105)    (16,802,649)     (6,882,689)     (6,813,696)     (11,010,153)    (12,808,946)
                                   --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year................      63,208,688      74,099,811      23,705,249      23,618,677       46,101,233      53,996,698
                                   ==============  ==============  ==============  ==============  ===============  ==============


                                         MIST MORGAN STANLEY               MIST OPPENHEIMER               MIST PIMCO INFLATION
                                           MID CAP GROWTH                    GLOBAL EQUITY                   PROTECTED BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        6,809,955       8,161,498      284,367,464     280,274,259       56,428,155      76,954,212
Units issued and transferred
   from other funding options....          849,546       1,943,974       13,276,064     325,108,008        6,859,186       7,213,962
Units redeemed and transferred to
   other funding options.........      (1,915,909)     (3,295,517)     (48,203,216)   (321,014,803)     (15,591,264)    (27,740,019)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        5,743,592       6,809,955      249,440,312     284,367,464       47,696,077      56,428,155
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     187,162,730      230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
Units issued and transferred
   from other funding options....      12,454,034       20,458,371       1,359,821        1,466,353       8,647,872      12,700,737
Units redeemed and transferred to
   other funding options.........    (49,048,158)     (63,501,098)     (6,205,822)      (7,348,674)    (24,039,261)    (33,875,782)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     150,568,606      187,162,730      26,621,248       31,467,249      80,447,155      95,838,544
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                        MIST SSGA GROWTH AND
                                      MIST PYRAMIS MANAGED RISK              INCOME ETF                  MIST SSGA GROWTH ETF
                                             SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014          2013 (c)          2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........             127              --       90,079,084      96,610,845      115,766,294     123,165,362
Units issued and transferred
   from other funding options....             865             127        3,754,962       4,070,902        4,634,820       5,395,879
Units redeemed and transferred to
   other funding options.........              --              --     (11,340,414)    (10,602,663)     (13,380,674)    (12,794,947)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................             992             127       82,493,632      90,079,084      107,020,440     115,766,294
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                    MIST WMC
                                           LARGE CAP VALUE                  MID CAP GROWTH                 LARGE CAP RESEARCH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      93,678,767      109,882,316       1,441,274        2,028,845      33,795,286       38,383,679
Units issued and transferred
   from other funding options....     208,641,965        7,395,922         145,935          211,458       1,438,775        2,403,524
Units redeemed and transferred to
   other funding options.........    (56,291,553)     (23,599,471)       (538,754)        (799,029)     (7,108,133)      (6,991,917)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     246,029,179       93,678,767       1,048,455        1,441,274      28,125,928       33,795,286
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                           MORGAN STANLEY                    MSF BARCLAYS                     MSF BLACKROCK
                                          MULTI CAP GROWTH               AGGREGATE BOND INDEX                  BOND INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         499,433          634,940      35,381,978       40,275,965     133,280,506      159,459,776
Units issued and transferred
   from other funding options....           9,112            2,479       1,802,735        1,718,500      15,359,016       12,910,377
Units redeemed and transferred to
   other funding options.........       (140,669)        (137,986)     (5,519,346)      (6,612,487)    (32,065,589)     (39,089,647)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         367,876          499,433      31,665,367       35,381,978     116,573,933      133,280,506
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                            MSF BLACKROCK                    MSF BLACKROCK                   MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                  MONEY MARKET
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2014            2013             2014            2013            2014            2013
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........     137,072,166      165,758,971       9,446,977      11,585,791     272,484,145     305,952,973
Units issued and transferred
   from other funding options....       6,519,137        4,290,694         627,341         490,412     175,702,736     211,984,355
Units redeemed and transferred to
   other funding options.........    (26,931,261)     (32,977,499)     (2,802,439)     (2,629,226)   (219,494,663)   (245,453,183)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................     116,660,042      137,072,166       7,271,879       9,446,977     228,692,218     272,484,145
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                            MSF FRONTIER                                                    MSF LOOMIS SAYLES
                                           MID CAP GROWTH                 MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       69,033,438      80,896,694      306,377,182     347,786,347          205,325         324,926
Units issued and transferred
   from other funding options....        2,974,002       4,726,792       18,655,334      10,716,167           12,948         107,554
Units redeemed and transferred to
   other funding options.........     (12,178,727)    (16,590,048)     (41,572,110)    (52,125,332)         (72,037)       (227,155)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       59,828,713      69,033,438      283,460,406     306,377,182          146,236         205,325
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                            MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                             MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          672,017          727,228          479,292          512,674
Units issued and transferred
   from other funding options....           16,005           86,080          332,735           72,120
Units redeemed and transferred to
   other funding options.........         (88,709)        (141,291)         (61,621)        (105,502)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          599,313          672,017          750,406          479,292
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       27,300,301       33,750,786       63,017,183       69,601,690
Units issued and transferred
   from other funding options....        3,506,360        6,851,570       17,011,442        9,683,457
Units redeemed and transferred to
   other funding options.........      (9,050,508)     (13,302,055)     (17,747,117)     (16,267,964)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       21,756,153       27,300,301       62,281,508       63,017,183
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 60              ASSET ALLOCATION 80
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      325,210,824      342,679,345      281,259,764      301,438,988
Units issued and transferred
   from other funding options....      130,667,528       28,928,743      236,493,920       16,252,801
Units redeemed and transferred to
   other funding options.........     (62,790,477)     (46,397,264)     (47,812,822)     (36,432,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      393,087,875      325,210,824      469,940,862      281,259,764
                                   ===============  ===============  ===============  ===============

                                               MSF METLIFE
                                           MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,357,897       6,983,172     619,079,605     746,876,608     214,758,429     252,752,393
Units issued and transferred
   from other funding options......       1,585,590       3,035,554      25,311,022      31,410,625       8,329,874      12,924,295
Units redeemed and transferred to
   other funding options...........     (1,283,984)     (1,660,829)   (131,918,155)   (159,207,628)    (41,611,067)    (50,918,259)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       8,659,503       8,357,897     512,472,472     619,079,605     181,477,236     214,758,429
                                     ==============  ==============  ==============  ==============  ==============  ==============



                                              MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2014             2013            2014            2013
                                     ---------------  --------------  --------------  --------------

Units beginning of year............       76,198,106      42,193,599      29,240,272      31,591,933
Units issued and transferred
   from other funding options......       13,890,984      50,072,122       1,586,294       1,817,759
Units redeemed and transferred to
   other funding options...........     (18,662,367)    (16,067,615)     (4,855,104)     (4,169,420)
                                     ---------------  --------------  --------------  --------------
Units end of year..................       71,426,723      76,198,106      25,971,462      29,240,272
                                     ===============  ==============  ==============  ==============



                                      MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT
                                     -------------------------------
                                          2014             2013
                                     --------------  ---------------

Units beginning of year............      35,991,632           70,294
Units issued and transferred
   from other funding options......       2,377,736       42,252,252
Units redeemed and transferred to
   other funding options...........     (8,337,507)      (6,330,914)
                                     --------------  ---------------
Units end of year..................      30,031,861       35,991,632
                                     ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                           MSF T. ROWE PRICE
                                       MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       31,268,599      33,654,928       32,411,409       32,201,056
Units issued and transferred
   from other funding options....        1,751,248       2,482,361       12,498,015       26,670,660
Units redeemed and transferred to
   other funding options.........      (5,237,560)     (4,868,690)     (11,875,008)     (26,460,307)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       27,782,287      31,268,599       33,034,416       32,411,409
                                   ===============  ==============  ===============  ===============


                                                                           MSF WESTERN ASSET
                                          MSF T. ROWE PRICE              MANAGEMENT STRATEGIC              MSF WESTERN ASSET
                                          SMALL CAP GROWTH                BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2014             2013            2014            2013            2014             2013
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      55,991,286       62,635,996      27,649,077      33,573,093       73,690,565      89,352,294
Units issued and transferred
   from other funding options....       4,694,732        5,290,209       1,738,541       2,883,297        8,865,695       7,639,118
Units redeemed and transferred to
   other funding options.........    (10,473,667)     (11,934,919)     (6,039,446)     (8,807,313)     (18,211,923)    (23,300,847)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      50,212,351       55,991,286      23,348,172      27,649,077       64,344,337      73,690,565
                                   ==============  ===============  ==============  ==============  ===============  ==============




                                           MSF WMC BALANCED
                                              SUBACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........       87,559,708       95,084,218
Units issued and transferred
   from other funding options....        3,013,579        3,992,837
Units redeemed and transferred to
   other funding options.........     (11,785,161)     (11,517,347)
                                   ---------------  ---------------
Units end of year................       78,788,126       87,559,708
                                   ===============  ===============

                                                MSF WMC
                                       CORE EQUITY OPPORTUNITIES        PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       65,547,224       81,093,170       13,948,854       17,566,894
Units issued and transferred
   from other funding options....        1,516,108        1,564,692          781,420          921,681
Units redeemed and transferred to
   other funding options.........     (14,050,554)     (17,110,638)      (3,280,857)      (4,539,721)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       53,012,778       65,547,224       11,449,417       13,948,854
                                   ===============  ===============  ===============  ===============


                                             PIONEER VCT                   TAP 1919 VARIABLE
                                         REAL ESTATE SHARES               RESPONSIVE BALANCED                  UIF GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  --------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------

Units beginning of year..........       4,679,392       5,535,016       17,650,098       19,935,151        3,897,642       5,479,096
Units issued and transferred
   from other funding options....         189,276         320,529          497,537          719,434          190,797       1,170,260
Units redeemed and transferred to
   other funding options.........     (1,411,777)     (1,176,153)      (2,364,200)      (3,004,487)        (829,511)     (2,751,714)
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------
Units end of year................       3,456,891       4,679,392       15,783,435       17,650,098        3,258,928       3,897,642
                                   ==============  ==============  ===============  ===============  ===============  ==============


                                           WELLS FARGO VT
                                           SMALL CAP VALUE
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       1,429,790        1,781,119
Units issued and transferred
   from other funding options....          57,883           50,891
Units redeemed and transferred to
   other funding options.........       (208,720)        (402,220)
                                   --------------  ---------------
Units end of year................       1,278,953        1,429,790
                                   ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  Alger Capital Appreciation     2014     1,145,362     2.40 - 3.10       3,369,272
     Subaccount                  2013     1,275,479     2.17 - 2.78       3,363,995
                                 2012     1,645,523     1.66 - 2.09       3,300,965
                                 2011     2,234,246     1.44 - 1.80       3,906,644
                                 2010     2,108,411     1.49 - 1.84       3,755,704

  AllianceBernstein Global       2014       842,863     0.97 - 1.00         831,818
     Thematic Growth Subaccount  2013       939,841     0.94 - 0.97         901,277
                                 2012     1,104,786     0.78 - 0.80         878,354
                                 2011     1,221,384     0.70 - 0.72         873,875
                                 2010     1,545,364     0.94 - 0.96       1,471,499

  American Funds Bond            2014     3,888,953     1.65 - 1.80       6,766,160
     Subaccount                  2013     4,603,974     1.59 - 1.73       7,716,511
                                 2012     6,125,338     1.66 - 1.80      10,642,898
                                 2011     6,649,857     1.61 - 1.73      11,151,382
                                 2010     6,629,074     1.54 - 1.65      10,629,167

  American Funds Global          2014    50,715,493     1.89 - 2.95     124,133,870
     Growth Subaccount           2013    61,715,610     1.88 - 2.93     150,574,183
                                 2012    74,340,049     1.48 - 2.31     143,143,628
                                 2011    92,495,761     1.23 - 1.92     148,056,485
                                 2010   115,240,903     1.38 - 2.14     206,239,786

  American Funds Global Small    2014       785,948     3.39 - 3.68       2,794,308
     Capitalization Subaccount   2013     1,010,185     3.38 - 3.65       3,564,842
                                 2012     1,174,553     2.68 - 2.89       3,283,267
                                 2011     1,623,025     2.32 - 2.48       3,907,280
                                 2010     2,635,611     2.92 - 3.11       7,972,844

  American Funds Growth          2014   122,112,054     1.63 - 2.68     273,472,215
     Subaccount                  2013   154,846,650     1.55 - 2.51     325,074,327
                                 2012   187,729,621     1.22 - 1.96     309,138,975
                                 2011   226,708,667     1.06 - 1.69     323,137,038
                                 2010   282,002,413     1.14 - 1.80     428,158,662

  American Funds                 2014   114,152,086     1.60 - 2.40     242,579,693
     Growth-Income Subaccount    2013   142,763,134     1.49 - 2.21     279,010,804
                                 2012   174,788,776     1.14 - 1.68     261,008,029
                                 2011   212,465,063     1.00 - 1.46     275,594,046
                                 2010   266,085,972     1.04 - 1.51     358,904,564

  Delaware VIP Small Cap         2014     3,517,796     2.65 - 4.81      11,900,887
     Value Subaccount            2013     4,830,286     2.51 - 4.57      15,302,896
                                 2012     5,246,939     1.89 - 3.44      12,614,903
                                 2011     5,815,368     1.66 - 3.04      12,653,755
                                 2010    10,497,320     1.69 - 3.10      24,258,561

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2014        --         1.55 - 2.65         10.48 - 11.70
     Subaccount                  2013      0.10         1.55 - 2.65         31.27 - 32.72
                                 2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89

  AllianceBernstein Global       2014        --         1.65 - 1.90           2.83 - 3.09
     Thematic Growth Subaccount  2013      0.02         1.65 - 1.90         20.61 - 20.92
                                 2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57

  American Funds Bond            2014      1.81         1.40 - 1.90           3.30 - 3.81
     Subaccount                  2013      1.60         1.40 - 1.90       (4.00) - (3.52)
                                 2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96

  American Funds Global          2014      1.10         0.30 - 2.60         (0.31) - 2.01
     Growth Subaccount           2013      1.20         0.30 - 2.60         25.86 - 28.79
                                 2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44

  American Funds Global Small    2014      0.11         1.40 - 1.90           0.20 - 0.70
     Capitalization Subaccount   2013      0.86         1.40 - 1.90         25.87 - 26.50
                                 2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69

  American Funds Growth          2014      0.73         0.30 - 2.70           5.62 - 8.18
     Subaccount                  2013      0.90         0.30 - 2.70         26.64 - 29.71
                                 2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38

  American Funds                 2014      1.21         0.30 - 2.75          7.63 - 10.30
     Growth-Income Subaccount    2013      1.29         0.30 - 2.75         29.88 - 33.10
                                 2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08

  Delaware VIP Small Cap         2014      0.57         0.30 - 1.30           4.50 - 5.55
     Value Subaccount            2013      0.72         0.30 - 1.30         31.78 - 33.11
                                 2012      0.59         0.30 - 1.30         12.43 - 13.56
                                 2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                                 2010      0.66         0.30 - 2.60         28.92 - 31.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   -------------  --------------
  Deutsche II Government & Agency    2014     2,276,924     1.14 - 1.30       2,817,918
     Securities Subaccount           2013     2,830,693     1.12 - 1.26       3,417,259
                                     2012     4,017,203     1.19 - 1.32       5,114,710
                                     2011     5,140,392     1.19 - 1.31       6,487,438
                                     2010     4,693,342     1.14 - 1.24       5,647,349

  Deutsche II Small Mid Cap Value    2014     2,326,077     1.73 - 2.93       6,302,015
     Subaccount                      2013     3,103,273     1.69 - 2.83       8,094,382
                                     2012     3,970,007     1.28 - 2.14       7,824,888
                                     2011     4,665,637     1.16 - 1.91       8,261,005
                                     2010     5,549,304     1.27 - 2.08      10,696,706

  Dreyfus Socially                   2014       380,167     1.65 - 2.08         754,943
     Responsible Growth Subaccount   2013       398,114     1.50 - 1.87         710,335
                                     2012       429,359     1.15 - 1.41         581,605
                                     2011       536,060     1.05 - 1.29         663,326
                                     2010       480,877     1.08 - 1.30         602,610

  Fidelity VIP Contrafund            2014    92,864,202     1.74 - 2.85     240,965,803
     Subaccount                      2013   108,680,474     1.60 - 2.59     255,326,876
                                     2012   123,668,052     1.25 - 2.01     224,167,053
                                     2011   141,726,054     1.09 - 1.77     223,715,085
                                     2010   160,809,148     1.15 - 1.85     264,096,436

  Fidelity VIP Dynamic               2014     1,011,331     1.64 - 2.85       2,212,496
     Capital Appreciation            2013     1,197,666     1.51 - 2.59       2,445,391
     Subaccount                      2012     1,416,012     1.11 - 1.88       2,129,562
                                     2011     1,629,814     0.92 - 1.54       2,068,621
                                     2010     1,800,348     0.96 - 1.59       2,381,228

  Fidelity VIP Equity-Income         2014    58,365,899     1.67 - 4.64     257,632,017
     Subaccount                      2013    63,687,670     1.56 - 4.32     261,131,881
                                     2012    69,667,292     1.22 - 3.41     224,230,879
                                     2011    78,077,952     1.06 - 2.94     213,824,134
                                     2010    87,497,260     1.07 - 2.95     237,379,610

  Fidelity VIP FundsManager 60%      2014     3,719,213           12.62      46,949,186
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014     7,082,915     1.77 - 3.12      21,901,589
     Subaccount                      2013     7,872,590     1.77 - 3.12      24,369,719
                                     2012     8,865,709     1.69 - 2.98      26,193,581
                                     2011     9,899,875     1.50 - 2.64      25,924,805
                                     2010    11,343,721     1.46 - 2.57      28,813,104

  Fidelity VIP Mid Cap               2014    88,269,188     1.87 - 3.67     284,320,518
     Subaccount                      2013   101,839,154     1.80 - 3.51     312,221,233
                                     2012   114,724,500     1.36 - 2.62     262,317,915
                                     2011   131,855,567     1.20 - 2.32     267,439,944
                                     2010   150,237,224     1.38 - 2.65     346,905,399

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Deutsche II Government & Agency    2014      2.00         1.55 - 2.65           2.21 - 3.34
     Securities Subaccount           2013      2.71         1.55 - 2.65       (5.78) - (4.74)
                                     2012      3.52         1.55 - 2.65         (0.21) - 0.90
                                     2011      3.81         1.55 - 2.65           4.39 - 5.49
                                     2010      4.40         1.55 - 2.65           3.45 - 4.56

  Deutsche II Small Mid Cap Value    2014      0.46         1.55 - 2.65           2.34 - 3.48
     Subaccount                      2013      0.83         1.55 - 2.65         31.18 - 32.63
                                     2012      0.81         1.55 - 2.65         10.40 - 11.63
                                     2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                                     2010      0.93         1.55 - 2.65         19.45 - 20.78

  Dreyfus Socially                   2014      0.84         1.55 - 2.65         10.17 - 11.39
     Responsible Growth Subaccount   2013      1.03         1.55 - 2.65         30.49 - 31.94
                                     2012      0.63         1.55 - 2.65           8.76 - 9.97
                                     2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                                     2010      0.73         1.55 - 2.65         11.51 - 12.77

  Fidelity VIP Contrafund            2014      0.72         0.30 - 2.65          8.73 - 11.32
     Subaccount                      2013      0.84         0.30 - 2.65         27.53 - 30.56
                                     2012      1.10         0.30 - 2.65         13.09 - 15.79
                                     2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                                     2010      1.01         0.30 - 2.70         13.91 - 16.63

  Fidelity VIP Dynamic               2014      0.20         0.30 - 2.50          7.93 - 10.33
     Capital Appreciation            2013      0.12         0.30 - 2.50         34.84 - 37.84
     Subaccount                      2012      0.53         0.30 - 2.50         19.22 - 21.88
                                     2011        --         0.30 - 2.50       (5.15) - (3.02)
                                     2010      0.23         0.30 - 2.50         15.01 - 17.63

  Fidelity VIP Equity-Income         2014      2.77         0.30 - 1.90           6.44 - 8.39
     Subaccount                      2013      2.47         0.30 - 1.90         25.42 - 27.76
                                     2012      3.06         0.30 - 1.90         14.84 - 16.95
                                     2011      2.43         0.30 - 1.90         (1.18) - 0.67
                                     2010      1.75         0.30 - 1.90         12.67 - 14.86

  Fidelity VIP FundsManager 60%      2014      2.66                1.85                  0.55
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014      5.49         0.95 - 1.30         (0.15) - 0.20
     Subaccount                      2013      5.60         0.95 - 1.30           4.58 - 4.95
                                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                     2011      6.54         0.60 - 1.30           2.66 - 3.40
                                     2010      7.21         0.30 - 1.30         12.36 - 13.42

  Fidelity VIP Mid Cap               2014      0.02         0.30 - 2.65           3.26 - 5.71
     Subaccount                      2013      0.27         0.30 - 2.65         32.32 - 35.46
                                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                     2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                     2010      0.12         0.30 - 2.70         25.11 - 28.14

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------   -------------   --------------
  FTVIPT Franklin Income VIP    2014    13,052,798     1.47 - 6.20       28,076,571
     Subaccount                 2013    17,033,712     1.45 - 6.01       36,879,662
                                2012    20,017,657     1.30 - 5.35       38,617,121
                                2011    22,928,793     1.18 - 4.81       38,466,998
                                2010    29,222,902     1.18 - 4.77       48,715,164

  FTVIPT Franklin Mutual        2014    11,130,280     1.80 - 2.04       20,922,139
     Shares VIP Subaccount      2013    14,194,716     1.71 - 1.93       25,274,641
                                2012    18,783,084     1.36 - 1.52       26,504,729
                                2011    26,399,650     1.22 - 1.35       33,103,285
                                2010    36,409,020     1.25 - 1.39       46,886,371

  FTVIPT Franklin Rising        2014     9,499,985     1.45 - 2.32       20,296,254
     Dividends VIP Subaccount   2013    12,034,304     1.59 - 2.16       24,118,817
                                2012    12,855,504     1.26 - 1.69       20,237,493
                                2011    15,551,161     1.14 - 1.54       22,145,063
                                2010    16,928,302     1.06 - 1.47       23,199,262

  FTVIPT Franklin Small-Mid     2014    15,338,031     1.45 - 2.67       31,983,347
     Cap Growth VIP Subaccount  2013    18,344,786     1.37 - 2.53       36,768,267
                                2012    21,757,192     1.01 - 1.87       32,196,686
                                2011    25,729,063     0.93 - 1.71       34,957,797
                                2010    31,824,896     0.99 - 1.83       46,170,327

  FTVIPT Templeton              2014    10,086,656     1.62 - 2.70       19,231,372
     Developing Markets VIP     2013    11,016,768     1.80 - 2.99       23,212,625
     Subaccount                 2012    12,276,465     1.85 - 3.06       26,436,064
                                2011    13,337,044     1.67 - 2.74       25,681,955
                                2010    14,717,477     2.02 - 3.30       34,095,115

  FTVIPT Templeton Foreign      2014    42,645,501     1.20 - 2.19       72,158,890
     VIP Subaccount             2013    49,602,475     1.39 - 2.50       96,258,675
                                2012    59,299,810     1.16 - 2.07       95,361,211
                                2011    69,167,489     1.01 - 1.78       95,843,960
                                2010    84,974,211     1.16 - 2.03      133,825,834

  Invesco V.I. Comstock         2014     4,455,900     1.06 - 2.24        6,878,913
     Subaccount                 2013     5,818,437     0.98 - 2.07        8,281,585
     (Commenced 5/2/2011)       2012     7,161,636     0.73 - 1.55        7,826,903
                                2011     8,566,782     0.63 - 1.32        8,042,543

  Invesco V.I. Diversified      2014       832,783     1.47 - 1.82        1,404,784
     Dividend Subaccount        2013       983,199     1.33 - 1.64        1,508,707
                                2012     1,166,210     1.04 - 1.28        1,404,646
                                2011     1,477,262     0.91 - 1.10        1,552,411
                                2010     1,892,620     0.93 - 1.12        2,026,368

  Invesco V.I. Equity and       2014    30,474,326     2.09 - 2.22       65,679,718
     Income Subaccount          2013    38,518,228     1.96 - 2.07       77,591,291
                                2012    49,170,292     1.60 - 1.68       80,615,587
                                2011    70,089,823     1.45 - 1.52      103,925,502
                                2010    95,244,297     1.50 - 1.56      145,446,901

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP    2014       5.23        1.30 - 2.60           1.93 - 3.26
     Subaccount                 2013       6.44        1.30 - 2.60         11.02 - 12.47
                                2012       6.43        1.30 - 2.60          9.75 - 11.19
                                2011       5.99        1.30 - 2.70         (0.34) - 1.02
                                2010       6.39        1.30 - 2.70          9.65 - 11.21

  FTVIPT Franklin Mutual        2014       1.94        1.40 - 1.90           5.11 - 5.63
     Shares VIP Subaccount      2013       2.04        1.40 - 1.90         25.85 - 26.48
                                2012       1.96        1.40 - 1.90         12.08 - 12.65
                                2011       2.15        1.40 - 1.90       (2.96) - (2.45)
                                2010       1.53        1.40 - 1.90           9.15 - 9.65

  FTVIPT Franklin Rising        2014       1.34        1.50 - 3.05           5.46 - 7.10
     Dividends VIP Subaccount   2013       1.56        1.50 - 2.65         26.30 - 27.76
                                2012       1.62        1.50 - 2.65          9.02 - 10.29
                                2011       1.52        1.50 - 2.65           3.20 - 4.38
                                2010       1.60        1.50 - 2.65         17.54 - 18.83

  FTVIPT Franklin Small-Mid     2014         --        1.25 - 2.75           4.56 - 6.14
     Cap Growth VIP Subaccount  2013         --        1.25 - 2.75         34.41 - 36.44
                                2012         --        1.25 - 2.75           7.83 - 9.47
                                2011         --        1.25 - 2.75       (7.35) - (5.96)
                                2010         --        1.25 - 2.75         24.11 - 26.04

  FTVIPT Templeton              2014       1.48        0.30 - 1.80      (10.03) - (8.67)
     Developing Markets VIP     2013       1.98        0.30 - 1.80       (2.69) - (1.22)
     Subaccount                 2012       1.40        0.30 - 1.80         11.13 - 12.82
                                2011       0.98        0.30 - 1.80     (17.32) - (16.11)
                                2010       1.60        0.30 - 1.80         15.47 - 17.21

  FTVIPT Templeton Foreign      2014       1.87        0.30 - 2.70     (13.50) - (11.40)
     VIP Subaccount             2013       2.37        0.30 - 2.70         19.70 - 22.60
                                2012       3.01        0.30 - 2.70         15.07 - 17.88
                                2011       1.72        0.30 - 2.70     (13.04) - (10.86)
                                2010       1.91        0.30 - 2.75           5.44 - 8.03

  Invesco V.I. Comstock         2014       1.26        1.40 - 2.60           6.58 - 7.87
     Subaccount                 2013       1.58        1.40 - 2.60         32.49 - 34.08
     (Commenced 5/2/2011)       2012       1.69        1.40 - 2.60         16.16 - 17.57
                                2011         --        1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified      2014       1.51        1.60 - 2.50          9.76 - 10.75
     Dividend Subaccount        2013       1.98        1.60 - 2.50         27.54 - 28.69
                                2012       1.77        1.60 - 2.50         15.43 - 16.48
                                2011       1.48        1.60 - 2.50       (2.58) - (1.70)
                                2010       1.54        1.60 - 2.50           7.49 - 8.45

  Invesco V.I. Equity and       2014       1.51        1.40 - 1.90           6.72 - 7.25
     Income Subaccount          2013       1.45        1.40 - 1.90         22.54 - 23.15
                                2012       1.68        1.40 - 1.90         10.26 - 10.82
                                2011       1.86        1.40 - 1.90       (3.14) - (2.70)
                                2010       1.99        1.40 - 1.90          9.90 - 10.50

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   ------------   --------------
  Invesco V.I. Government            2014     8,543,666    1.05 - 1.58       10,593,179
     Securities Subaccount           2013    10,276,593    1.03 - 1.54       12,461,122
     (Commenced 5/2/2011)            2012    13,042,147    1.09 - 1.60       16,856,929
                                     2011    16,254,323    1.10 - 1.59       20,877,260

  Invesco V.I. Managed               2014       663,209    1.78 - 2.62        1,632,992
     Volatility Subaccount           2013       918,646    1.51 - 2.21        1,919,717
                                     2012     1,026,009    1.40 - 2.03        1,966,140
                                     2011     1,250,696    1.39 - 1.99        2,366,759
                                     2010     1,414,907    1.22 - 1.73        2,340,520

  Invesco V.I. S&P 500 Index         2014     1,281,929    1.59 - 2.02        2,376,295
     Subaccount                      2013     1,651,321    1.44 - 1.82        2,775,395
                                     2012     2,132,423    1.12 - 1.40        2,789,479
                                     2011     2,706,272    0.99 - 1.23        3,145,074
                                     2010     6,211,524    1.00 - 1.24        7,379,716

  Janus Aspen Enterprise             2014     9,230,937    0.98 - 3.49       13,633,114
     Subaccount                      2013    10,596,566    0.89 - 3.17       14,258,782
                                     2012    13,439,690    0.69 - 2.44       13,564,824
                                     2011    15,657,254    0.60 - 2.13       13,553,349
                                     2010    20,137,778    0.62 - 2.20       17,466,737

  Janus Aspen Global Research        2014       634,971    1.15 - 1.83          964,819
     Subaccount                      2013       798,297    1.08 - 1.71        1,151,374
                                     2012       821,059    0.86 - 1.34          920,807
                                     2011       865,137    0.72 - 1.12          797,166
                                     2010     1,013,409    0.85 - 1.31        1,072,638

  Janus Aspen Overseas               2014    25,235,388    1.12 - 2.66       41,260,094
     Subaccount                      2013    28,081,395    1.30 - 3.09       53,057,257
                                     2012    32,661,250    1.16 - 2.77       54,579,707
                                     2011    35,812,624    1.04 - 2.50       53,633,655
                                     2010    40,655,745    1.57 - 3.78       91,389,889

  LMPVET ClearBridge Variable        2014   192,876,953    1.92 - 3.26      439,598,703
     Aggressive Growth Subaccount    2013   230,124,058    1.62 - 2.75      443,416,713
                                     2012   276,489,134    1.11 - 1.86      366,326,724
                                     2011   346,829,648    0.95 - 1.60      392,842,683
                                     2010   443,390,285    0.94 - 1.59      497,935,929

  LMPVET ClearBridge Variable        2014   144,399,729    1.74 - 2.69      301,511,929
     Appreciation Subaccount         2013   171,514,828    1.61 - 2.45      327,510,422
                                     2012   209,159,554    0.79 - 1.91      312,282,413
                                     2011   264,460,402    1.13 - 1.67      345,221,069
                                     2010   340,812,870    1.12 - 1.65      439,981,790

  LMPVET ClearBridge Variable        2014    63,992,104    1.01 - 2.37      114,208,205
     Equity Income Subaccount        2013    78,389,764    1.28 - 2.13      125,813,040
                                     2012    94,929,719    1.04 - 1.74      123,812,547
                                     2011   116,486,691    0.93 - 1.56      135,638,200
                                     2010   117,810,538    0.90 - 1.36      130,583,106

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Invesco V.I. Government            2014      2.85         1.40 - 2.60           1.22 - 2.69
     Securities Subaccount           2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     (Commenced 5/2/2011)            2012      2.85         1.40 - 2.60         (0.42) - 1.04
                                     2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Managed               2014      2.80         1.55 - 2.65         17.42 - 18.71
     Volatility Subaccount           2013      3.02         1.55 - 2.65           7.86 - 9.05
                                     2012      3.17         1.55 - 2.65           0.88 - 2.00
                                     2011      3.25         1.55 - 2.65         13.43 - 14.67
                                     2010      3.67         1.55 - 2.65           3.53 - 4.66

  Invesco V.I. S&P 500 Index         2014      1.57         1.55 - 2.60         10.06 - 11.22
     Subaccount                      2013      1.79         1.55 - 2.60         28.18 - 29.53
                                     2012      1.71         1.55 - 2.60         12.54 - 13.73
                                     2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                     2010      1.68         1.55 - 2.60         11.62 - 12.79

  Janus Aspen Enterprise             2014      0.03         0.30 - 2.60          9.36 - 11.91
     Subaccount                      2013      0.36         0.30 - 2.60         28.65 - 31.64
                                     2012        --         0.30 - 2.60         13.97 - 16.64
                                     2011        --         0.30 - 2.60       (4.17) - (1.97)
                                     2010        --         0.30 - 2.60         22.28 - 25.15

  Janus Aspen Global Research        2014      0.94         0.30 - 1.30           5.80 - 6.86
     Subaccount                      2013      1.09         0.30 - 1.30         26.42 - 27.69
                                     2012      0.79         0.30 - 1.30         18.30 - 19.50
                                     2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                     2010      0.50         0.30 - 1.30         14.04 - 15.17

  Janus Aspen Overseas               2014      2.99         1.25 - 2.50     (14.27) - (13.19)
     Subaccount                      2013      3.06         1.25 - 2.50         11.46 - 12.86
                                     2012      0.61         1.25 - 2.50         10.37 - 11.77
                                     2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                     2010      0.54         1.25 - 2.50         21.93 - 23.50

  LMPVET ClearBridge Variable        2014      0.16         0.30 - 2.65         16.94 - 20.03
     Aggressive Growth Subaccount    2013      0.25         0.30 - 2.65         43.52 - 47.34
                                     2012      0.38         0.30 - 2.65         15.34 - 18.37
                                     2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                     2010      0.13         0.30 - 2.70         21.43 - 24.70

  LMPVET ClearBridge Variable        2014      1.11         0.30 - 2.70          8.04 - 10.66
     Appreciation Subaccount         2013      1.15         0.30 - 2.70         26.54 - 29.61
                                     2012      1.49         0.30 - 2.70          0.00 - 15.60
                                     2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                     2010      1.52         0.60 - 2.70          9.69 - 11.88

  LMPVET ClearBridge Variable        2014      1.98         0.30 - 2.75          8.44 - 13.27
     Equity Income Subaccount        2013      1.50         0.30 - 2.70         22.34 - 25.56
                                     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                     2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                     2010      3.70         0.30 - 2.70          9.14 - 11.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  LMPVET ClearBridge Variable     2014    49,849,619    1.61 - 3.02      101,931,592
     Large Cap Growth Subaccount  2013    59,527,149    1.44 - 2.67      108,269,810
                                  2012    72,914,920    1.07 - 1.95       98,033,854
                                  2011    87,976,409    0.90 - 1.63       99,836,845
                                  2010   107,663,025    0.92 - 1.65      124,995,190

  LMPVET ClearBridge Variable     2014    66,183,724    1.59 - 3.15      136,570,924
     Large Cap Value Subaccount   2013    76,780,219    1.46 - 2.84      143,905,517
                                  2012    91,023,321    1.14 - 2.16      131,281,736
                                  2011   106,825,703    1.00 - 1.86      134,081,143
                                  2010   129,276,662    0.98 - 1.79      156,733,252

  LMPVET ClearBridge Variable     2014    15,892,449    2.02 - 2.87       38,689,450
     Mid Cap Core Subaccount      2013    18,761,175    1.92 - 2.69       42,887,469
                                  2012    22,961,433    1.41 - 1.99       38,808,174
                                  2011    29,141,332    1.22 - 1.71       42,401,069
                                  2010    39,617,087    1.29 - 1.82       61,152,307

  LMPVET ClearBridge Variable     2014    22,972,604    1.99 - 3.75       60,699,074
     Small Cap Growth Subaccount  2013    28,785,296    1.96 - 3.67       74,135,000
                                  2012    31,622,684    1.36 - 2.54       56,626,804
                                  2011    38,530,720    1.17 - 2.17       59,480,568
                                  2010    46,003,583    1.18 - 2.18       71,509,944

  LMPVET Variable Lifestyle       2014    31,787,275    1.67 - 2.30       59,118,500
     Allocation 50% Subaccount    2013    37,872,131    1.62 - 2.22       67,949,518
                                  2012    44,938,353    1.43 - 1.95       70,946,364
                                  2011    54,802,370    1.29 - 1.74       77,471,705
                                  2010    69,091,278    1.30 - 1.74       97,750,305

  LMPVET Variable Lifestyle       2014    21,841,591    1.62 - 2.10       37,227,976
     Allocation 70% Subaccount    2013    25,062,174    1.57 - 2.02       41,240,143
                                  2012    29,657,743    1.31 - 1.68       40,633,478
                                  2011    35,895,323    1.17 - 1.48       43,491,060
                                  2010    44,663,513    1.20 - 1.51       55,155,290

  LMPVET Variable Lifestyle       2014    14,489,682    1.57 - 2.12       24,272,556
     Allocation 85% Subaccount    2013    16,420,256    1.53 - 2.05       26,611,146
                                  2012    19,365,531    1.23 - 1.64       25,137,447
                                  2011    24,183,514    1.08 - 1.43       27,425,036
                                  2010    28,603,564    1.13 - 1.49       33,646,055

  LMPVIT Western Asset            2014     4,116,947    1.40 - 2.34        7,593,996
     Variable Global High Yield   2013     4,982,108    1.45 - 2.40        9,465,032
     Bond Subaccount              2012     5,919,632    1.40 - 2.29       10,968,395
                                  2011     7,281,992    1.21 - 1.96       11,544,768
                                  2010     8,965,094    1.22 - 1.95       14,183,211

  LMPVIT Western Asset            2014    37,890,107    1.61 - 2.92       78,692,683
     Variable High Income         2013    44,750,902    1.65 - 2.96       94,954,012
     Subaccount                   2012    54,128,179    1.54 - 2.75      106,932,282
                                  2011    66,903,303    1.33 - 2.36      113,968,018
                                  2010    85,709,100    1.32 - 2.33      144,770,864

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2014      0.50         0.30 - 2.70        10.95 - 13.65
     Large Cap Growth Subaccount  2013      0.49         0.30 - 2.70        34.19 - 37.44
                                  2012      0.65         0.30 - 2.70        17.13 - 19.99
                                  2011      0.42         0.30 - 2.70      (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70          6.90 - 9.54

  LMPVET ClearBridge Variable     2014      1.73         0.30 - 2.70         8.73 - 11.37
     Large Cap Value Subaccount   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                  2012      2.19         0.30 - 2.70        13.39 - 16.15
                                  2011      2.13         0.30 - 2.70          2.14 - 4.63
                                  2010      2.92         0.30 - 2.70          6.61 - 9.13

  LMPVET ClearBridge Variable     2014      0.27         1.30 - 2.70          5.24 - 6.72
     Mid Cap Core Subaccount      2013      0.13         1.30 - 2.70        33.71 - 35.59
                                  2012      0.81         1.30 - 2.70        14.74 - 16.37
                                  2011        --         1.30 - 2.70      (6.52) - (5.18)
                                  2010        --         1.30 - 2.70        19.30 - 20.96

  LMPVET ClearBridge Variable     2014        --         0.30 - 2.60          1.41 - 3.77
     Small Cap Growth Subaccount  2013      0.05         0.30 - 2.60        43.28 - 46.61
                                  2012      0.33         0.30 - 2.60        16.35 - 19.07
                                  2011        --         0.30 - 2.60        (1.24) - 1.10
                                  2010        --         0.30 - 2.75        21.75 - 24.79

  LMPVET Variable Lifestyle       2014      2.36         1.17 - 1.90          2.93 - 3.69
     Allocation 50% Subaccount    2013      1.96         1.17 - 1.90        13.16 - 13.99
                                  2012      2.54         1.17 - 1.90        10.96 - 11.77
                                  2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                  2010      2.91         1.17 - 1.90        12.26 - 13.04

  LMPVET Variable Lifestyle       2014      1.84         1.17 - 1.90          2.93 - 3.69
     Allocation 70% Subaccount    2013      1.51         1.17 - 1.90        19.53 - 20.40
                                  2012      2.31         1.17 - 1.90        12.43 - 13.26
                                  2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                  2010      2.03         1.17 - 1.90        12.81 - 13.70

  LMPVET Variable Lifestyle       2014      1.71         1.17 - 1.90          2.72 - 3.47
     Allocation 85% Subaccount    2013      1.60         1.17 - 1.90        24.12 - 25.03
                                  2012      1.69         1.17 - 1.90        13.70 - 14.53
                                  2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                  2010      1.57         1.17 - 1.90        13.47 - 14.32

  LMPVIT Western Asset            2014      6.42         1.40 - 2.60      (3.69) - (2.53)
     Variable Global High Yield   2013      5.42         1.40 - 2.60          3.54 - 4.79
     Bond Subaccount              2012      6.91         1.40 - 2.60        15.28 - 16.67
                                  2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                  2010      8.24         1.40 - 2.60        12.05 - 13.34

  LMPVIT Western Asset            2014      6.77         0.30 - 2.60      (2.89) - (0.63)
     Variable High Income         2013      6.79         0.30 - 2.60          6.41 - 8.88
     Subaccount                   2012      7.85         0.30 - 2.60        14.84 - 17.52
                                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                  2010      9.24         0.30 - 2.70        13.47 - 16.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   -------------  --------------
  MIST American Funds          2014     3,198,147     1.32 - 1.41       4,360,096
     Balanced Allocation       2013     2,980,777     1.26 - 1.33       3,871,348
     Subaccount                2012     2,190,157     1.07 - 1.13       2,431,852
                               2011     1,843,499     0.96 - 0.99       1,813,962
                               2010     2,241,816     0.99 - 1.02       2,255,436

  MIST American Funds Growth   2014     2,717,215     1.32 - 1.41       3,718,850
     Allocation Subaccount     2013     2,729,186     1.26 - 1.33       3,542,062
                               2012     1,922,890     1.02 - 1.07       2,020,923
                               2011     1,580,396     0.89 - 0.92       1,437,020
                               2010     2,314,410     0.94 - 0.97       2,214,066

  MIST American Funds          2014     2,152,245     1.29 - 1.38       2,864,383
     Moderate Allocation       2013     2,143,767     1.23 - 1.30       2,718,823
     Subaccount                2012     1,804,687     1.10 - 1.15       2,034,082
                               2011     1,316,789     1.01 - 1.04       1,349,864
                               2010     1,184,260     1.02 - 1.04       1,220,961

  MIST BlackRock High Yield    2014    36,693,530     1.42 - 9.81     104,638,887
     Subaccount                2013    45,512,194     1.41 - 9.60     123,385,092
                               2012    53,791,302     1.33 - 8.84     132,794,550
                               2011    62,492,572     1.17 - 7.66     132,699,654
                               2010    72,671,332     1.18 - 7.56     150,232,781

  MIST Clarion Global Real     2014    58,479,092     1.08 - 2.98      77,846,976
     Estate Subaccount         2013    60,592,799     0.98 - 2.67      69,115,555
                               2012    68,080,621     0.97 - 2.62      76,052,564
                               2011    77,408,843     0.79 - 2.11      69,888,004
                               2010    89,036,157     0.85 - 2.26      86,851,730

  MIST ClearBridge Aggressive  2014    83,295,458    1.12 - 12.86     614,674,474
     Growth Subaccount         2013     5,674,029     0.97 - 1.49       5,944,351
                               2012     4,186,645     0.68 - 2.10       3,075,258
                               2011     4,640,959     0.59 - 0.87       2,996,585
                               2010       243,732     0.76 - 0.84         194,775

  MIST Harris Oakmark          2014    34,506,428     1.45 - 2.63      67,655,904
     International Subaccount  2013    39,139,950     1.56 - 2.84      83,400,611
                               2012    42,865,772     1.21 - 2.40      70,442,950
                               2011    49,035,319     0.95 - 1.85      63,201,065
                               2010    59,047,438     1.13 - 2.05      89,505,876

  MIST Invesco Comstock        2014   114,273,627     1.45 - 2.65     233,561,068
     Subaccount                2013    84,372,068     1.36 - 2.43     159,177,699
                               2012   105,506,703     1.03 - 1.81     150,180,851
                               2011   137,929,311     0.90 - 1.54     168,446,892
                               2010   178,757,353     0.93 - 1.57     225,341,481

  MIST Invesco Mid Cap Value   2014    33,040,249     1.32 - 2.82      52,410,952
     Subaccount                2013    41,645,975     1.24 - 2.61      61,479,507
                               2012    49,340,187     0.98 - 2.04      57,094,364
                               2011    48,643,274     0.88 - 1.30      45,537,282
                               2010    59,583,746     0.93 - 1.35      59,037,980

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2014      1.26         0.30 - 1.30           4.68 - 5.73
     Balanced Allocation       2013      1.30         0.30 - 1.30         17.00 - 18.18
     Subaccount                2012      1.61         0.30 - 1.30         12.06 - 13.19
                               2011      1.36         0.30 - 1.30       (3.33) - (2.36)
                               2010      0.76         0.30 - 1.30         10.71 - 11.86

  MIST American Funds Growth   2014      1.03         0.30 - 1.30           5.01 - 6.07
     Allocation Subaccount     2013      0.97         0.30 - 1.30         23.49 - 24.73
                               2012      1.18         0.30 - 1.30         14.65 - 15.81
                               2011      1.16         0.30 - 1.30       (6.04) - (4.95)
                               2010      0.55         0.30 - 1.30         12.11 - 13.07

  MIST American Funds          2014      1.48         0.30 - 1.30           4.72 - 5.78
     Moderate Allocation       2013      1.68         0.30 - 1.30         12.05 - 13.18
     Subaccount                2012      1.88         0.30 - 1.30          9.40 - 10.51
                               2011      1.52         0.30 - 1.30       (1.08) - (0.10)
                               2010      1.32         0.30 - 1.30           8.54 - 9.55

  MIST BlackRock High Yield    2014      6.24         0.19 - 2.75           0.49 - 3.21
     Subaccount                2013      6.90         0.19 - 2.75           6.37 - 9.56
                               2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88

  MIST Clarion Global Real     2014      1.65         0.30 - 2.65          5.92 - 13.33
     Estate Subaccount         2013      7.21         0.30 - 2.65           0.89 - 3.45
                               2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96

  MIST ClearBridge Aggressive  2014        --         0.30 - 2.60         11.76 - 18.64
     Growth Subaccount         2013      0.21         0.30 - 2.60         42.03 - 45.33
                               2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43

  MIST Harris Oakmark          2014      2.63         0.30 - 2.70       (8.04) - (5.81)
     International Subaccount  2013      2.71         0.30 - 2.70         27.32 - 30.41
                               2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31

  MIST Invesco Comstock        2014      0.67         0.30 - 2.75           6.01 - 8.98
     Subaccount                2013      1.13         0.30 - 2.75         31.72 - 34.99
                               2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51

  MIST Invesco Mid Cap Value   2014      0.55         0.30 - 2.70           6.72 - 9.31
     Subaccount                2013      0.78         0.30 - 2.70         26.84 - 29.91
                               2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  -------------   --------------
  MIST Invesco Small Cap        2014     5,841,705    1.81 - 3.29       14,198,348
     Growth Subaccount          2013     6,603,009    1.71 - 3.09       15,149,420
                                2012     6,837,358    1.25 - 2.24       11,541,386
                                2011     8,619,870    1.08 - 1.92       12,577,822
                                2010     8,936,088    1.12 - 1.97       13,490,846

  MIST JPMorgan Small Cap       2014     6,763,553    1.60 - 2.11       13,340,006
     Value Subaccount           2013     7,275,439    1.55 - 2.04       13,918,317
                                2012     8,174,785    1.18 - 1.88       11,901,829
                                2011     9,341,233    1.03 - 1.62       11,958,752
                                2010    11,051,153    1.16 - 1.53       15,942,525

  MIST Loomis Sayles Global     2014    21,660,824    2.39 - 6.99      149,334,905
     Markets Subaccount         2013    23,910,152    2.24 - 6.82      160,979,990
                                2012    26,809,216    1.94 - 5.88      155,638,699
                                2011    30,124,440    1.69 - 5.08      150,849,568
                                2010    33,062,109    1.74 - 5.21      169,859,208

  MIST Lord Abbett Bond         2014    18,996,464    1.70 - 2.91       41,083,550
     Debenture Subaccount       2013    21,694,542    1.66 - 2.79       45,642,592
                                2012    26,255,396    1.57 - 2.59       52,064,863
                                2011    32,502,638    1.40 - 2.30       57,917,544
                                2010    40,480,659    1.37 - 2.22       69,771,604

  MIST Met/Eaton Vance          2014     3,823,833    1.05 - 1.09        4,142,616
     Floating Rate Subaccount   2013     4,616,505    1.07 - 1.10        5,050,875
     (Commenced 5/3/2010)       2012     2,309,179    1.05 - 1.08        2,477,277
                                2011     1,214,850    1.01 - 1.02        1,239,402
                                2010       711,474    1.01 - 1.02          725,074

  MIST MetLife Asset            2014    45,212,729    1.02 - 2.22       63,831,385
     Allocation 100 Subaccount  2013    49,145,768    1.17 - 2.17       66,836,972
     (Commenced 5/2/2011)       2012    51,476,410    0.93 - 1.72       54,584,808
                                2011    54,062,263    0.81 - 1.51       49,596,505

  MIST MetLife Multi-Index      2014         1,008  12.23 - 12.38           12,424
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014    63,208,688    1.23 - 3.38      120,747,347
     Value Subaccount           2013    74,099,811    1.24 - 3.37      139,708,195
                                2012    87,597,110    0.96 - 2.58      124,998,359
                                2011   102,729,374    0.84 - 2.22      125,154,359
                                2010   118,085,929    0.95 - 1.91      155,522,778

  MIST MFS Emerging Markets     2014    23,705,249    1.18 - 3.19       53,420,816
     Equity Subaccount          2013    23,618,677    1.30 - 3.42       58,259,362
                                2012    27,471,452    1.41 - 3.61       72,730,901
                                2011    32,814,639    1.22 - 3.09       74,236,005
                                2010    40,055,591    1.54 - 3.88      113,623,154

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Small Cap        2014        --         0.30 - 2.60           5.14 - 7.86
     Growth Subaccount          2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15
                                2011        --         0.30 - 2.70       (3.66) - (1.17)
                                2010        --         0.30 - 2.70         16.36 - 26.09

  MIST JPMorgan Small Cap       2014      1.09         0.30 - 2.60           1.97 - 4.34
     Value Subaccount           2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66
                                2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                                2010      0.88         0.30 - 2.70         16.33 - 19.24

  MIST Loomis Sayles Global     2014      2.32         0.60 - 1.30           2.41 - 3.13
     Markets Subaccount         2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53
                                2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                                2010      3.48         0.30 - 1.65         20.39 - 22.05

  MIST Lord Abbett Bond         2014      5.75         0.30 - 2.50           2.53 - 4.81
     Debenture Subaccount       2013      7.02         0.30 - 2.50           5.50 - 7.84
                                2012      7.58         0.30 - 2.50         10.38 - 12.85
                                2011      6.33         0.30 - 2.65           2.07 - 4.56
                                2010      6.51         0.30 - 2.65         10.20 - 12.86

  MIST Met/Eaton Vance          2014      3.52         1.70 - 2.60       (1.85) - (0.96)
     Floating Rate Subaccount   2013      4.00         1.70 - 2.60           1.17 - 2.09
     (Commenced 5/3/2010)       2012      2.13         1.70 - 2.60           4.56 - 5.51
                                2011      1.64         1.70 - 2.60         (0.59) - 0.29
                                2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Asset            2014      0.72         0.30 - 2.50           0.61 - 4.25
     Allocation 100 Subaccount  2013      0.75         0.30 - 2.55         26.25 - 29.12
     (Commenced 5/2/2011)       2012      0.64         0.30 - 2.55         13.79 - 16.39
                                2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Multi-Index      2014        --         0.60 - 1.15           8.01 - 8.61
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014      0.05         0.30 - 2.70         (0.99) - 1.41
     Value Subaccount           2013      1.00         0.30 - 2.70         28.92 - 32.05
                                2012        --         0.30 - 2.70         14.83 - 17.63
                                2011      1.07         0.30 - 2.70      (16.37) - (9.27)
                                2010      1.21         0.30 - 2.70         16.75 - 19.59

  MIST MFS Emerging Markets     2014      0.84         0.30 - 2.75       (9.06) - (4.90)
     Equity Subaccount          2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74
                                2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                                2010      1.14         0.30 - 2.75         20.34 - 23.67

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------   -------------  --------------
  MIST MFS Research             2014    46,101,233     1.17 - 2.11      72,277,215
     International Subaccount   2013    53,996,698     1.29 - 2.31      92,815,172
                                2012    64,389,120     1.11 - 1.98      94,306,211
                                2011    77,589,499     0.98 - 1.72      99,020,711
                                2010    48,036,599     1.13 - 1.98      71,851,431

  MIST Morgan Stanley Mid Cap   2014     5,743,592     1.29 - 3.55      11,736,546
     Growth Subaccount          2013     6,809,955     1.30 - 3.58      14,243,583
                                2012     8,161,498     0.95 - 2.62      12,071,251
                                2011     9,246,133     0.89 - 2.43      12,904,996
                                2010    11,758,200     0.97 - 2.66      18,023,005

  MIST Oppenheimer Global       2014   249,440,312     1.15 - 2.50     351,667,634
     Equity Subaccount          2013   284,367,464     1.15 - 2.49     395,783,735
                                2012   280,274,259     1.01 - 1.99     316,647,038
                                2011   319,487,588     0.85 - 1.68     301,581,617
                                2010   355,293,700     0.96 - 1.86     371,423,984

  MIST PIMCO Inflation          2014    47,696,077     1.18 - 1.53      65,747,511
     Protected Bond Subaccount  2013    56,428,155     1.18 - 1.50      76,820,088
                                2012    76,954,212     1.33 - 1.67     117,364,047
                                2011    81,257,553     1.25 - 1.55     115,644,635
                                2010    84,809,882     1.15 - 1.41     110,311,164

  MIST PIMCO Total Return       2014   150,568,606     1.32 - 2.09     243,988,067
     Subaccount                 2013   187,162,730     1.30 - 2.01     296,027,272
                                2012   230,205,457     1.36 - 2.07     377,907,353
                                2011   260,102,976     1.28 - 1.90     397,228,650
                                2010   285,034,968     1.28 - 1.85     430,615,868

  MIST Pioneer Fund Subaccount  2014    26,621,248     1.27 - 2.88      57,774,387
                                2013    31,467,249     1.16 - 2.63      62,232,308
                                2012    37,349,570     0.89 - 2.00      56,439,683
                                2011    43,521,716     0.83 - 1.83      60,273,626
                                2010    30,744,777     0.89 - 1.94      48,832,317

  MIST Pioneer Strategic        2014    80,447,155     1.38 - 3.12     152,052,573
     Income Subaccount          2013    95,838,544     1.36 - 3.02     175,717,234
                                2012   117,013,589     1.38 - 3.01     213,840,794
                                2011   134,759,531     1.28 - 2.72     224,047,122
                                2010   163,592,465     1.28 - 2.66     266,557,264

  MIST Pyramis Managed Risk     2014           992   11.62 - 11.74          11,539
     Subaccount                 2013           127           10.80           1,369
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014    82,493,632            1.49     122,762,323
     ETF Subaccount             2013    90,079,084            1.42     128,281,207
                                2012    96,610,845            1.28     123,361,227
                                2011   102,294,878            1.15     117,213,928
                                2010   110,185,544            1.15     126,498,036

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2014      2.28         0.30 - 2.65       (9.38) - (7.23)
     International Subaccount   2013      2.61         0.30 - 2.65         16.14 - 18.90
                                2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02

  MIST Morgan Stanley Mid Cap   2014      0.04         0.30 - 2.60         (1.58) - 0.71
     Growth Subaccount          2013      0.75         0.30 - 2.60         35.46 - 38.61
                                2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65

  MIST Oppenheimer Global       2014      0.97         0.30 - 2.70         (0.58) - 1.84
     Equity Subaccount          2013      1.84         0.30 - 2.70         14.60 - 26.73
                                2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53

  MIST PIMCO Inflation          2014      1.82         0.30 - 2.75           0.25 - 2.87
     Protected Bond Subaccount  2013      2.53         0.30 - 2.75      (11.60) - (9.25)
                                2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67

  MIST PIMCO Total Return       2014      2.38         0.30 - 2.75           1.37 - 3.88
     Subaccount                 2013      4.35         0.30 - 2.75       (4.58) - (2.21)
                                2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89

  MIST Pioneer Fund Subaccount  2014      1.64         0.30 - 2.65          8.03 - 10.82
                                2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84

  MIST Pioneer Strategic        2014      5.12         0.30 - 2.85           1.51 - 4.27
     Income Subaccount          2013      5.15         0.30 - 2.85         (1.44) - 1.24
                                2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80

  MIST Pyramis Managed Risk     2014        --         0.30 - 0.90           7.67 - 8.32
     Subaccount                 2013      0.85                0.80                  5.68
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014      2.26                1.25                  4.50
     ETF Subaccount             2013      2.51                1.25                 11.53
                                2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   ------------   --------------
  MIST SSgA Growth ETF           2014   107,020,440           1.47      156,905,463
     Subaccount                  2013   115,766,294           1.41      163,090,332
                                 2012   123,165,362           1.21      148,804,069
                                 2011   133,087,707           1.06      141,546,856
                                 2010   142,607,091           1.10      156,916,020

  MIST T. Rowe Price Large       2014   246,029,179    1.35 - 7.43      443,370,558
     Cap Value Subaccount        2013    93,678,767    1.22 - 6.66      129,704,910
                                 2012   109,882,316    0.94 - 5.81      116,086,753
                                 2011   128,584,761    0.82 - 4.97      117,195,273
                                 2010   153,267,618    0.88 - 5.23      148,207,202

  MIST T. Rowe Price Mid Cap     2014     1,048,455    1.44 - 2.65        2,094,286
     Growth Subaccount           2013     1,441,274    1.31 - 2.39        2,644,910
                                 2012     2,028,845    0.99 - 1.77        2,812,261
                                 2011     2,874,302    0.89 - 1.59        3,490,853
                                 2010     2,637,941    0.93 - 1.64        3,627,883

  MIST WMC Large Cap Research    2014    28,125,928    1.29 - 2.34       46,264,418
     Subaccount                  2013    33,795,286    1.15 - 2.10       50,072,685
                                 2012    38,383,679    0.87 - 1.59       42,749,505
                                 2011    46,368,859    0.78 - 1.43       46,041,512
                                 2010    54,907,593    0.79 - 1.45       54,941,051

  Morgan Stanley Multi Cap       2014       367,876    2.18 - 2.64          914,004
     Growth Subaccount           2013       499,433    2.11 - 2.66        1,210,400
                                 2012       634,940    1.41 - 1.80        1,052,964
                                 2011       683,491    1.29 - 1.63        1,037,271
                                 2010       877,893    1.40 - 1.78        1,463,366

  MSF Barclays Aggregate Bond    2014    31,665,367    1.37 - 2.58       75,845,003
     Index Subaccount            2013    35,381,978    1.31 - 2.47       80,759,985
                                 2012    40,275,965    1.36 - 2.56       95,180,911
                                 2011    45,268,185    1.31 - 2.49      103,893,632
                                 2010    51,647,712    1.24 - 2.35      111,235,771

  MSF BlackRock Bond Income      2014   116,573,933    1.11 - 2.23      171,167,569
     Subaccount                  2013   133,280,506    1.06 - 2.11      185,528,381
                                 2012   159,459,776    1.10 - 2.15      227,477,835
                                 2011   185,391,674    1.06 - 2.03      250,881,660
                                 2010   225,736,980    1.02 - 1.93      291,924,540

  MSF BlackRock Capital          2014   116,660,042    1.01 - 4.88      201,471,712
     Appreciation Subaccount     2013   137,072,166    0.94 - 4.54      218,130,450
                                 2012   165,758,971    0.71 - 3.42      197,078,248
                                 2011   197,272,481    0.63 - 3.03      206,180,160
                                 2010   232,943,584    0.71 - 3.37      268,487,543

  MSF BlackRock                  2014     7,271,879    1.27 - 2.02       12,887,179
     Large Cap Value Subaccount  2013     9,446,977    1.19 - 1.84       15,413,317
                                 2012    11,585,791    0.93 - 1.40       14,563,747
                                 2011    13,528,382    0.83 - 1.24       15,175,781
                                 2010    15,747,692    0.84 - 1.21       17,609,264

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST SSgA Growth ETF           2014      1.89                1.25                 4.07
     Subaccount                  2013      2.10                1.25                16.61
                                 2012      1.94                1.25                13.60
                                 2011      1.62                1.25               (3.27)
                                 2010      1.53                1.25                12.70

  MIST T. Rowe Price Large       2014      0.47         0.30 - 2.75         8.25 - 12.94
     Cap Value Subaccount        2013      1.54         0.30 - 2.70        30.21 - 33.37
                                 2012      1.45         0.30 - 2.70        14.82 - 17.62
                                 2011      0.65         0.30 - 2.70      (6.61) - (4.26)
                                 2010      1.06         0.30 - 2.70        13.90 - 16.69

  MIST T. Rowe Price Mid Cap     2014        --         1.55 - 2.65         9.83 - 11.04
     Growth Subaccount           2013      0.23         1.55 - 2.65        33.01 - 34.48
                                 2012        --         1.55 - 2.65        10.69 - 11.93
                                 2011        --         1.55 - 2.65      (4.25) - (3.18)
                                 2010        --         1.55 - 2.65        24.40 - 25.73

  MIST WMC Large Cap Research    2014      0.82         0.30 - 2.75        10.54 - 13.28
     Subaccount                  2013      1.29         0.30 - 2.75        30.53 - 33.77
                                 2012      1.09         0.30 - 2.75        10.41 - 13.16
                                 2011      1.01         0.30 - 2.75      (2.48) - (0.08)
                                 2010      1.24         0.30 - 2.75         9.44 - 12.18

  Morgan Stanley Multi Cap       2014        --         1.85 - 2.50          2.84 - 3.51
     Growth Subaccount           2013      0.23         1.60 - 2.50        46.66 - 47.99
                                 2012        --         1.60 - 2.50         9.31 - 10.31
                                 2011        --         1.60 - 2.60      (9.30) - (8.48)
                                 2010        --         1.60 - 2.60        24.13 - 25.44

  MSF Barclays Aggregate Bond    2014      3.02         0.30 - 1.30          4.44 - 5.49
     Index Subaccount            2013      3.62         0.30 - 1.30      (3.59) - (2.62)
                                 2012      3.74         0.30 - 1.30          2.55 - 3.59
                                 2011      3.57         0.30 - 1.40          5.99 - 7.17
                                 2010      3.84         0.30 - 1.40          4.57 - 5.75

  MSF BlackRock Bond Income      2014      3.45         0.30 - 2.75          4.02 - 6.76
     Subaccount                  2013      4.02         0.30 - 2.75      (3.60) - (1.06)
                                 2012      2.66         0.30 - 2.75          4.46 - 7.22
                                 2011      3.98         0.30 - 2.75          3.53 - 6.25
                                 2010      3.97         0.30 - 2.75          5.26 - 8.01

  MSF BlackRock Capital          2014      0.06         0.30 - 2.65          5.95 - 8.57
     Appreciation Subaccount     2013      0.84         0.30 - 2.65        30.61 - 33.82
                                 2012      0.31         0.30 - 2.65        11.23 - 14.03
                                 2011      0.19         0.30 - 2.70     (11.49) - (9.26)
                                 2010      0.24         0.30 - 2.75        16.47 - 19.49

  MSF BlackRock                  2014      1.11         0.30 - 2.65          6.83 - 9.37
     Large Cap Value Subaccount  2013      1.21         0.30 - 2.65        28.30 - 31.35
                                 2012      1.44         0.30 - 2.65        10.97 - 13.63
                                 2011      0.93         0.30 - 2.65        (0.64) - 1.81
                                 2010      0.86         0.30 - 2.65          6.10 - 8.59

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  MSF BlackRock Money Market      2014   228,692,218    0.87 - 2.34      260,029,222
     Subaccount                   2013   272,484,145    0.89 - 2.37      306,076,669
                                  2012   305,952,973    0.92 - 2.41      338,263,961
                                  2011   355,598,094    0.94 - 1.81      396,781,383
                                  2010   390,620,368    0.97 - 1.84      442,249,891

  MSF Frontier Mid Cap Growth     2014    59,828,713    0.88 - 2.44       88,449,747
     Subaccount                   2013    69,033,438    0.81 - 2.23       93,792,080
                                  2012    80,896,694    0.62 - 1.71       83,365,935
                                  2011    95,805,405    0.57 - 1.57       90,389,497
                                  2010   116,770,017    0.60 - 1.66      114,976,088

  MSF Jennison Growth             2014   283,460,406    0.88 - 2.43      376,259,287
     Subaccount                   2013   306,377,182    0.82 - 2.27      377,320,708
                                  2012   347,786,347    0.61 - 1.68      317,110,813
                                  2011    60,489,570    0.53 - 1.48       43,819,251
                                  2010    76,713,717    0.54 - 1.50       56,595,399

  MSF Loomis Sayles Small Cap     2014       146,236    4.49 - 5.30          725,826
     Core Subaccount              2013       205,325    4.36 - 5.21        1,019,553
                                  2012       324,926    3.18 - 3.77        1,156,434
                                  2011       421,875    2.86 - 3.35        1,346,982
                                  2010       192,214    2.93 - 3.40          628,433

  MSF Met/Artisan Mid Cap         2014       599,313    3.14 - 3.40        1,961,420
     Value Subaccount             2013       672,017    3.15 - 3.40        2,205,749
     (Commenced 5/3/2010)         2012       727,228    2.36 - 2.52        1,786,794
                                  2011       918,844    2.16 - 2.29        2,053,497
                                  2010     1,029,255    2.07 - 2.18        2,194,400

  MSF Met/Dimensional             2014       750,406    1.79 - 1.88        1,388,811
     International Small Company  2013       479,292    1.97 - 2.05          969,532
     Subaccount                   2012       512,674    1.58 - 1.64          828,694
                                  2011        82,833    1.38 - 1.41          115,816
                                  2010        63,743    1.68 - 1.71          108,458

  MSF MetLife Asset               2014    21,756,153    1.25 - 1.52       29,613,599
     Allocation 20 Subaccount     2013    27,300,301    1.21 - 1.46       35,985,163
                                  2012    33,750,786    1.19 - 1.41       43,181,333
                                  2011    31,816,365    1.12 - 1.29       37,895,228
                                  2010    32,850,961    1.11 - 1.26       38,552,233

  MSF MetLife Asset               2014    62,281,508    1.25 - 1.56       87,527,049
     Allocation 40 Subaccount     2013    63,017,183    1.23 - 1.49       85,938,160
                                  2012    69,601,690    1.13 - 1.35       86,810,589
                                  2011    75,138,747    1.05 - 1.22       85,251,503
                                  2010    81,246,395    1.06 - 1.21       92,534,789

  MSF MetLife Asset               2014   393,087,875    1.10 - 1.58      550,983,256
     Allocation 60 Subaccount     2013   325,210,824    1.21 - 1.51      449,109,725
                                  2012   342,679,345    1.06 - 1.72      406,247,240
                                  2011   365,836,158    0.96 - 1.13      387,765,148
                                  2010   393,118,303    1.00 - 1.15      427,765,478

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2014        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55

  MSF Frontier Mid Cap Growth     2014        --         0.30 - 2.70          7.98 - 10.72
     Subaccount                   2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83

  MSF Jennison Growth             2014      0.23         0.30 - 2.70          4.51 - 12.77
     Subaccount                   2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94

  MSF Loomis Sayles Small Cap     2014        --         1.70 - 2.50           0.95 - 1.76
     Core Subaccount              2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33
                                  2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06

  MSF Met/Artisan Mid Cap         2014      0.54         1.40 - 2.10         (0.44) - 0.26
     Value Subaccount             2013      0.80         1.40 - 2.10         33.67 - 34.61
     (Commenced 5/3/2010)         2012      0.81         1.40 - 2.10          9.25 - 10.02
                                  2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2014      1.56         1.70 - 2.50       (9.00) - (8.27)
     International Small Company  2013      1.77         1.70 - 2.50         24.45 - 25.45
     Subaccount                   2012      0.49         1.70 - 2.50         14.98 - 15.91
                                  2011      1.88         1.70 - 2.50     (18.35) - (17.63)
                                  2010      1.23         1.70 - 2.50         19.60 - 20.55

  MSF MetLife Asset               2014      3.97         0.30 - 2.50           1.89 - 4.16
     Allocation 20 Subaccount     2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70

  MSF MetLife Asset               2014      2.62         0.30 - 2.65           2.04 - 4.61
     Allocation 40 Subaccount     2013      2.54         0.30 - 2.65          8.02 - 10.59
                                  2012      2.94         0.30 - 2.65          8.53 - 11.13
                                  2011      2.07         0.30 - 2.65         (1.60) - 0.75
                                  2010      3.47         0.30 - 2.65          8.59 - 11.14

  MSF MetLife Asset               2014      1.72         0.30 - 2.85           1.05 - 4.74
     Allocation 60 Subaccount     2013      1.95         0.30 - 2.75         14.78 - 17.63
                                  2012      2.31         0.00 - 2.75         10.15 - 13.24
                                  2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                                  2010      2.63         0.30 - 2.75         10.02 - 12.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   ------------   --------------
  MSF MetLife Asset            2014   469,940,862    1.21 - 1.61      645,019,159
     Allocation 80 Subaccount  2013   281,259,764    1.21 - 1.50      392,110,510
                               2012   301,438,988    1.00 - 1.21      341,958,464
                               2011   320,193,265    0.89 - 1.05      318,588,616
                               2010   343,766,439    0.94 - 1.10      359,791,293

  MSF MetLife Mid Cap Stock    2014     8,659,503   1.82 - 31.61       16,117,119
     Index Subaccount          2013     8,357,897   1.68 - 29.03       14,115,032
                               2012     6,983,172           1.28        8,935,310
                               2011     6,867,767           1.10        7,567,180
                               2010     6,949,687           1.14        7,903,300

  MSF MetLife Stock Index      2014   512,472,472   1.22 - 36.26      948,735,700
     Subaccount                2013   619,079,605   1.11 - 32.31    1,022,210,401
                               2012   746,876,608   0.85 - 24.72      955,635,335
                               2011   660,304,058    0.78 - 3.51      710,740,551
                               2010   752,977,742    0.79 - 2.08      807,958,649

  MSF MFS Total Return         2014   181,477,236    1.19 - 3.96      427,404,149
     Subaccount                2013   214,758,429    1.13 - 3.69      467,083,516
                               2012   252,752,393    0.97 - 3.15      465,580,415
                               2011   300,786,307    0.90 - 2.86      499,287,986
                               2010   365,263,272    0.90 - 2.83      594,788,580

  MSF MFS Value Subaccount     2014    71,426,723    1.26 - 2.59      149,803,816
                               2013    76,198,106    1.18 - 2.39      152,814,296
                               2012    42,193,599    1.17 - 1.80       64,099,072
                               2011    48,193,344    1.11 - 1.58       63,956,024
                               2010    55,157,576    1.12 - 1.60       73,901,755

  MSF MSCI EAFE Index          2014    25,971,462    1.01 - 2.44       55,159,835
     Subaccount                2013    29,240,272    1.09 - 2.63       66,367,832
                               2012    31,591,933    0.91 - 2.18       59,212,775
                               2011    35,199,957    0.78 - 1.87       56,199,006
                               2010    39,250,929    0.91 - 2.16       72,320,627

  MSF Neuberger Berman         2014    30,031,861    1.23 - 3.63       69,389,880
     Genesis Subaccount        2013    35,991,632    1.25 - 3.65       82,899,600
     (Commenced 5/2/2011)      2012        70,294    1.58 - 1.77          118,604
                               2011        12,539    1.57 - 1.64           20,005

  MSF Russell 2000 Index       2014    27,782,287    2.02 - 4.62      114,688,189
     Subaccount                2013    31,268,599    1.96 - 4.45      123,574,772
                               2012    33,654,928    1.43 - 3.25       96,816,463
                               2011    37,289,119    1.25 - 2.83       93,301,295
                               2010    41,489,141    1.33 - 2.99      109,316,701

  MSF T. Rowe Price Large Cap  2014    33,034,416    1.52 - 2.82       59,661,381
     Growth Subaccount         2013    32,411,409    1.26 - 2.60       54,003,653
                               2012    32,201,056    1.12 - 1.88       38,929,294
                               2011    37,121,993    0.97 - 1.59       38,361,890
                               2010    45,753,740    1.01 - 1.61       48,700,718

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Asset            2014      1.11         0.30 - 2.90           2.22 - 4.91
     Allocation 80 Subaccount  2013      1.46         0.30 - 2.60         21.12 - 23.94
                               2012      1.91         0.30 - 2.60         12.41 - 15.04
                               2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39

  MSF MetLife Mid Cap Stock    2014      1.01         0.30 - 1.25           7.96 - 8.89
     Index Subaccount          2013      1.09         0.30 - 1.25         16.63 - 31.49
                               2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67

  MSF MetLife Stock Index      2014      1.69         0.28 - 3.50          9.37 - 13.05
     Subaccount                2013      1.86         0.28 - 3.50         27.37 - 31.65
                               2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51

  MSF MFS Total Return         2014      2.25         0.30 - 2.75           5.42 - 8.09
     Subaccount                2013      2.45         0.30 - 2.75         15.48 - 18.40
                               2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55

  MSF MFS Value Subaccount     2014      1.64         0.30 - 2.75          7.72 - 10.48
                               2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16

  MSF MSCI EAFE Index          2014      2.60         0.30 - 1.60       (7.50) - (6.28)
     Subaccount                2013      3.06         0.30 - 1.60         19.93 - 21.50
                               2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83

  MSF Neuberger Berman         2014      0.37         0.30 - 2.65       (2.91) - (0.29)
     Genesis Subaccount        2013        --         0.30 - 2.65         24.17 - 35.86
     (Commenced 5/2/2011)      2012      0.12         1.70 - 2.60           6.92 - 7.89
                               2011        --         1.70 - 2.10       (7.49) - (7.23)

  MSF Russell 2000 Index       2014      1.17         0.30 - 1.65           3.32 - 4.72
     Subaccount                2013      1.55         0.30 - 1.65         36.29 - 38.14
                               2012      1.16         0.30 - 1.65         14.44 - 16.00
                               2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                               2010      1.17         0.30 - 1.65         24.90 - 26.48

  MSF T. Rowe Price Large Cap  2014        --         0.30 - 2.65          6.03 - 13.92
     Growth Subaccount         2013      0.07         0.30 - 2.65         25.92 - 38.35
                               2012        --         0.30 - 2.65         15.56 - 18.32
                               2011        --         0.30 - 2.65       (3.96) - (1.61)
                               2010      0.07         0.30 - 2.65         13.72 - 16.38

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  MSF T. Rowe Price Small Cap    2014    50,212,351     1.68 - 3.52     118,139,543
     Growth Subaccount           2013    55,991,286     1.62 - 3.32     125,245,594
                                 2012    62,635,996     1.15 - 2.32      98,474,574
                                 2011    71,061,468     1.02 - 2.01      97,794,789
                                 2010    76,912,938     1.03 - 2.00     105,806,004

  MSF Western Asset              2014    23,348,172     1.08 - 3.03      39,669,737
     Management Strategic Bond   2013    27,649,077     1.19 - 2.91      44,979,001
     Opportunities Subaccount    2012    33,573,093     1.21 - 2.91      55,654,805
                                 2011    39,676,652     1.11 - 2.65      59,620,518
                                 2010     3,494,208     2.29 - 2.52       8,424,280

  MSF Western Asset              2014    64,344,337     1.07 - 2.58      98,096,572
     Management U.S. Government  2013    73,690,565     1.07 - 2.54     109,839,169
     Subaccount                  2012    89,352,294     1.10 - 2.58     134,993,660
                                 2011   101,794,264     1.07 - 2.53     148,935,292
                                 2010   125,335,567     1.04 - 2.42     173,254,111

  MSF WMC Balanced Subaccount    2014    78,788,126     1.44 - 3.64     263,144,756
                                 2013    87,559,708     1.34 - 3.34     265,542,357
                                 2012    95,084,218     1.14 - 2.80     241,918,758
                                 2011   105,534,840     1.05 - 2.53     241,546,529
                                 2010   118,061,128     1.04 - 2.46     263,504,413

  MSF WMC Core Equity            2014    53,012,778     1.34 - 2.26      96,109,883
     Opportunities Subaccount    2013    65,547,224     1.24 - 2.10     109,181,322
                                 2012    81,093,170     0.94 - 1.61     103,067,131
                                 2011    96,387,852     0.85 - 1.46     110,626,783
                                 2010    39,290,500     0.90 - 1.34      46,053,005

  Pioneer VCT Mid Cap Value      2014    11,449,417     1.72 - 2.69      27,355,302
     Subaccount                  2013    13,948,854     1.54 - 2.38      29,462,183
                                 2012    17,566,894     1.19 - 1.82      28,565,653
                                 2011    21,724,375     1.10 - 1.67      32,437,470
                                 2010    27,106,926     1.21 - 1.80      43,769,962

  Pioneer VCT Real Estate        2014     3,456,891     1.95 - 3.22       9,986,466
     Shares Subaccount           2013     4,679,392     1.52 - 2.50      10,515,684
                                 2012     5,535,016     1.53 - 2.50      12,543,885
                                 2011     6,712,774     1.34 - 2.19      13,366,638
                                 2010     8,080,999     1.24 - 2.03      15,025,737

  TAP 1919 Variable Responsive   2014    15,783,435     1.29 - 4.29      43,091,030
     Balanced Subaccount         2013    17,650,098     1.20 - 3.98      44,216,482
                                 2012    19,935,151     1.03 - 3.39      41,969,589
                                 2011    23,310,011     0.94 - 3.10      43,793,657
                                 2010    28,992,998     0.95 - 3.14      53,105,312

  UIF Growth Subaccount          2014     3,258,928     1.44 - 2.93       6,688,278
                                 2013     3,897,642     1.35 - 2.81       7,732,651
                                 2012     5,479,096     0.93 - 1.93       7,099,628
                                 2011     6,391,312     0.82 - 1.72       7,349,810
                                 2010     7,852,817     0.86 - 1.81       9,543,702

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF T. Rowe Price Small Cap    2014        --         0.30 - 2.65          3.86 - 6.33
     Growth Subaccount           2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56
                                 2011        --         0.30 - 2.65        (1.18) - 1.10
                                 2010        --         0.30 - 2.65        31.04 - 34.21

  MSF Western Asset              2014      5.32         1.17 - 2.60          0.50 - 4.24
     Management Strategic Bond   2013      4.97         1.17 - 2.60      (1.76) - (0.08)
     Opportunities Subaccount    2012      3.46         1.17 - 2.60         8.42 - 10.19
                                 2011      0.87         1.17 - 2.60          0.69 - 4.89
                                 2010      6.37         1.17 - 1.45        11.08 - 11.45

  MSF Western Asset              2014      1.96         0.15 - 2.45          0.32 - 2.66
     Management U.S. Government  2013      2.23         0.15 - 2.45      (3.14) - (0.89)
     Subaccount                  2012      2.10         0.15 - 2.45          0.86 - 3.21
                                 2011      1.53         0.15 - 2.45          2.95 - 5.33
                                 2010      2.75         0.15 - 2.45          3.23 - 5.63

  MSF WMC Balanced Subaccount    2014      2.00         0.30 - 2.65         7.40 - 10.22
                                 2013      2.48         0.30 - 2.65        17.13 - 20.23
                                 2012      2.29         0.30 - 2.65         9.16 - 12.04
                                 2011      2.45         0.30 - 2.65          0.87 - 3.44
                                 2010      1.96         0.30 - 2.65          6.47 - 9.35

  MSF WMC Core Equity            2014      0.56         0.30 - 2.65         5.33 - 10.30
     Opportunities Subaccount    2013      1.27         0.30 - 2.65        29.87 - 33.30
                                 2012      0.69         0.30 - 2.65         9.66 - 12.52
                                 2011      0.48         0.30 - 2.70     (12.22) - (4.37)
                                 2010      0.99         0.30 - 2.75         8.80 - 11.64

  Pioneer VCT Mid Cap Value      2014      0.66         1.40 - 2.75        11.69 - 13.20
     Subaccount                  2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28
                                 2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                 2010      0.89         1.40 - 2.75        14.65 - 16.27

  Pioneer VCT Real Estate        2014      2.29         1.50 - 2.70        27.08 - 28.62
     Shares Subaccount           2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35
                                 2011      2.18         1.50 - 2.60          6.90 - 8.11
                                 2010      2.45         1.50 - 2.60        25.25 - 26.68

  TAP 1919 Variable Responsive   2014      0.85         0.30 - 2.50          6.61 - 8.98
     Balanced Subaccount         2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38
                                 2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87

  UIF Growth Subaccount          2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78
                                 2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                 2010      0.12         1.40 - 2.60        19.72 - 21.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------   -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO          NET           INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)     ASSETS ($)       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------   -------------  --------------   -------------  ----------------  ----------------
  Wells Fargo VT Small Cap   2014      1,278,953     1.79 - 2.81       2,543,972       0.35         0.30 - 1.85          2.54 - 4.14
     Value Subaccount        2013      1,429,790     1.73 - 2.70       2,776,008       0.66         0.30 - 1.85        12.65 - 14.41
                             2012      1,781,119     1.53 - 2.37       3,080,263       0.87         0.30 - 1.85        11.90 - 13.65
                             2011      2,074,209     1.36 - 2.09       3,218,582       0.65         0.30 - 1.85      (8.95) - (7.58)
                             2010      2,391,673     1.48 - 2.27       4,028,620       1.51         0.30 - 1.85        15.16 - 16.95

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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



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


                                     PART C



                               OTHER INFORMATION
                               -----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements


   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Statements of Assets and Liabilities as of December 31, 2014

   (3)   Statements of Operations for the year ended December 31, 2014

   (4) Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Consolidated Balance Sheets as of December 31, 2014 and 2013

   (3) Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012

   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules



(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(a). Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account QP for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)



1(b). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No.333-201857, filed February 4, 2015.


2.                    Not Applicable



3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit to Post-Effective Amendment No. 16 to MetLife of CT

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)


3(c).                 Master Retail Sales Agreement (MLIDC 09-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed on April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)



3(e). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos.333-200231/811-03365, filed on November 17, 2014.)



4(a). Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 333- 00165 filed on August 27, 1996.)


4(b). Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(c). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)


4(d)(i)               403(b) Nationwide Tax Sheltered Annuity Endorsement.
                      (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(e). Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer - L-22466 8-07. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 7, 2008.)


4(f). MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


4(g). MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



4(h). Company Name Change Endorsement effective November 14, 2014 (6-E120-14).(Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4,2015.



5.                    Applications


a.                    Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 5-06*


b.                    Enrollment/Investment Selection Form L-21018GTS-MLR Rev.
                      11-06*


c.                    Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 11-06* (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


6(a). Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Filed on Form N-4, File No. 333- 00165, on October 31, 2007.)


6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)



6(d). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(e). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)



7(b)(i). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(b)(ii).             Service Agreement and Indemnity Combination Coinsurance
                      and Modified Coinsurance Agreement of Certain Annuity
                      Contracts between MetLife Insurance Company of
                      Connecticut and Metropolitan Life Insurance Company -
                      Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective
                      Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)



8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)


8(a). Participation Agreement among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance

EXHIBIT
NUMBER                DESCRIPTION
------                -----------



                      Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General Life Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut effective November 17, 2014. (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)



8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to the Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      4, 2012.)


8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(c)(i). Amendment to Participation Agreement Amendment to the Participation Agreements between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2012.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(ii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



8(d)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to the Registration Statement on form N-4 File
                      No. 333-200247, filed November 17, 2014.)



8(e). Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company and The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants Registration Statement on Form N-6 (File No. 333-71349)filed April 9, 2009.)



8(e)(i). Amendment to Participation Agreement currently in effect between Delaware VIP Trust(R), Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P. and Metropolitan Life Insurance Company and MetLife Insurance Company of Connecticut (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2011.)


8(e)(ii).             Amendment to the Participation Agreement dated May 1,
                      1998 Among MetLife Insurance Company of Connecticut,
                      Delaware VIP Trust, Delaware Management Company and
                      Delaware Distributors, L.P. Filed herewith.



8(f). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4, to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 4, 2012.)


8(f)(iii)             Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23, Amendment No. 152 to the Registration
                      Statement on Form N-4, File No. 333-101778, filed April
                      3, 2013.)



8(f)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/ Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)



8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000,

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      October 15, 2000, May 1, 2001, May 24, 2001, January 31,
                      2002, May 1, 2003, August 1, 2004 and April 28, 2008.)
                      (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



8(g)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to the Registration
                      Statement on Form N-4, File No. 333-152189 filed April 8,
                      2015.)



8(h). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(h)(i). Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (4/30/10). Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 5, 2011.)


8(h)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(i). Amendment No. 2 to Participation Agreement among MetLife Insurance Company of Connecticut, Wells Fargo Funds Trust and Wells Fargo Funds Distributor, LLC, effective April 30, 2012. (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 File No. 333-152194 filed April 3, 2013.)


8(i)(1). Amendment No. 3 to the Participation Agreement dated May 1, 1998 Among MetLife Insurance Company of Connecticut, Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Management, LLC. Filed herewith.



9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Elizabeth M.
                      Forget, Gene L. Lunman, Anant Bhalla and Peter M. Carlson. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     MetLife Insurance Company USA
     11225 North Community House Road
     Charlotte, North Carolina 28277

EXHIBIT
NUMBER              DESCRIPTION
------              -----------


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
------------------                  ---------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Elizabeth M. Forget                 Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036





Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962





Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036





Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Anant Bhalla                        Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036





Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

EXHIBIT
NUMBER                    DESCRIPTION
------                    -----------

Jason P. Manske           Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown,. NJ -7962





Jean P. Vernor                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Stewart M. Ashkenazy           Vice President and Senior Actuary, and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036





S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210





Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807





Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036





Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Marian J. Zeldin          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

EXHIBIT
NUMBER                 DESCRIPTION
------                 -----------


Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Grant Barrans            Vice President
600 North King Street
Wilmington, DE 19801





Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807





Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807





Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647





Kevin G. Finneran                   Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807





Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962





Jeffrey P. Halperin                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960





Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647

EXHIBIT
NUMBER                  DESCRIPTION
------                  -----------


Karen A. Johnson        Vice President
One Financial Center
Boston, MA 02111





Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328





James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128





Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111





John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172





James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111





Mark S. Reilly                      Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Barbara Stroz                       Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

EXHIBIT
NUMBER                 DESCRIPTION
------                 -----------


Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962





Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2015, there were 221,518 owners of qualified contracts and 52,807 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).


ITEM 28. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
------------------                  ---------------------
Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lance Carlson                  President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Barbara A. Dare                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John G. Martinez      Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $43,885,979        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(a) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

(d) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

(e) MetLife, One Financial Center, Boston, MA 02111

(f) MetLife, 1095 Avenue of the Americas, New York, NY 10036

ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a) - (d) of Rule 6c-7 have been complied with.


(e) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.


(f) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.



MetLife Insurance Company USA hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company USA under the Contracts.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Charlotte, and State of North Carolina, on this 8th day of April, 2015.


               MetLife of CT Separate Account Eleven for Variable Annuities
                (Registrant)

               MetLife Insurance Company USA
                (Depositor)

        By:    /s/ ELIZABETH M. FORGET
               ------------------------------------------
               Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 8th day of April, 2015.



/s/ *ERIC T. STEIGERWALT         Director, Chairman of the Board, President and Chief
------------------------         Executive Officer
(Eric T. Steigerwalt)

/s/ *ANANT BHALLA                Senior Vice President and Chief Financial Officer
------------------------
(Anant Bhalla)

/s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
------------------------
(Peter M. Carlson)

/s/ *ELIZABETH M. FORGET         Director and Senior Vice President
------------------------
(Elizabeth M. Forget)

/s/ *GENE L. LUNMAN              Director and Senior Vice President
------------------------
(Gene L. Lunman)



 *By:    /s/ MICHELE H. ABATE
         ---------------------------------------
         Michele H. Abate, Attorney-in-fact






*MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


8(e)(ii).  Amendment to the Participation Agreement with Delaware VIP Trust


8(i)(1). Amendment No. 3 to the Participation Agreement with Wells Fargo Variable Trust


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.        Powers of Attorney